SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Tactical Offensive Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.9%
Argentina — 0.0%
Banco BBVA Argentina ADR	2,400	$8
Banco Macro ADR	2,300	53
Grupo Financiero Galicia ADR	5,000	58
Pampa Energia ADR *	2,000	31
Telecom Argentina ADR	2,800	25
Transportadora de Gas del Sur ADR	2,600	20
YPF ADR	8,700	81

		276

Australia — 1.4%
AGL Energy	23,538	321
Alumina Ltd	88,649	139
AMP Ltd	106,355	134
APA Group	42,338	340
Aristocrat Leisure Ltd	20,584	448
ASX Ltd	6,939	394
Aurizon Holdings Ltd	71,554	291
AusNet Services	66,886	85
Australia & New Zealand Banking Group Ltd	101,886	1,877
Bank of Queensland Ltd	14,684	92
Bendigo & Adelaide Bank	19,135	140
BHP Group	105,013	2,601
BlueScope Steel Ltd	19,305	177
Boral Ltd	42,426	147
Brambles Ltd	57,042	470
Caltex Australia Ltd	9,027	170
Challenger Ltd	20,149	110
CIMIC Group Ltd	2,891	66
Coca-Cola Amatil Ltd	19,793	138
Cochlear Ltd	2,073	302
Coles Group Ltd	40,645	420
Commonwealth Bank of Australia	63,096	3,419
Computershare Ltd	17,617	192
Crown Resorts Ltd	11,045	95
CSL	16,151	2,849
Dexus	39,143	323
Flight Centre Travel Group Ltd	1,386	41
Fortescue Metals Group Ltd	49,759	305
Goodman Group	58,387	579
GPT Group	64,852	266
Harvey Norman Holdings Ltd	14,691	41
Incitec Pivot Ltd	47,783	114
Insurance Australia Group	82,760	453
James Hardie Industries PLC	15,944	273
Lendlease Group	20,359	262
Macquarie Group Ltd	11,546	1,065

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Magellan Financial Group	4,415	$147
Medibank Pvt Ltd	99,142	231
Mirvac Group	140,280	310
National Australia Bank Ltd	100,611	1,983
Newcrest Mining Ltd	27,481	593
Oil Search Ltd	49,342	243
Orica	13,706	216
Origin Energy Ltd	63,176	342
QBE Insurance Group Ltd	47,621	413
Ramsay Health Care	6,059	286
REA Group	2,052	154
Rio Tinto Ltd	13,256	830
Santos Ltd	63,571	356
Scentre Group	190,321	502
SEEK Ltd	12,047	188
Sonic Healthcare	16,161	318
South32	181,035	318
Stockland	86,485	291
Suncorp Group Ltd	45,166	419
Sydney Airport	39,844	241
Tabcorp Holdings	72,561	240
Telstra Corp Ltd	149,198	359
TPG Telecom Ltd	9,104	41
Transurban Group	95,529	977
Treasury Wine Estates Ltd	25,831	313
Vicinity Centres	117,385	216
Washington H Soul Pattinson & Co Ltd	5,146	77
Wesfarmers Ltd	40,484	1,109
Westpac Banking	122,922	2,389
Woodside Petroleum Ltd	34,012	755
Woolworths Group Ltd	44,941	1,155
WorleyParsons Ltd	9,575	90

		35,241

Austria — 0.0%
ANDRITZ AG	2,662	120
Erste Group Bank AG	10,783	381
OMV	5,298	309
Raiffeisen Bank International AG	5,379	132
Verbund AG	2,472	134
voestalpine AG	4,220	106

		1,182

Belgium — 0.2%
Ageas	6,558	378
Anheuser-Busch InBev SA/NV	27,168	2,184
Colruyt SA	1,632	91
Groupe Bruxelles Lambert SA	2,899	291
KBC Group NV	8,931	626
Proximus SADP	5,502	169
Solvay SA	2,664	290
Telenet Group Holding	1,721	84
Titan Cement International *	1,463	31
UCB SA	4,534	365

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Umicore SA	7,100	$293

		4,802

Bermuda — 0.0%
Bank of NT Butterfield & Son	1,858	60

Brazil — 0.5%
Ambev SA	215,800	933
Atacadao	13,700	65
B2W Cia Digital *	11,080	140
B3 SA - Brasil Bolsa Balcao	94,400	1,138
Banco Bradesco SA	56,080	460
Banco BTG Pactual	10,900	177
Banco do Brasil SA	39,800	476
Banco Santander Brasil	19,700	233
BB Seguridade Participacoes SA	33,100	280
BR Malls Participacoes SA	38,900	148
BRF SA *	27,400	241
CCR SA	58,200	241
Centrais Eletricas Brasileiras SA	7,300	72
Cia de Saneamento Basico do Estado de Sao Paulo	16,400	223
Cia Siderurgica Nacional SA	21,600	64
Cielo	42,300	79
Cogna Educacao	71,400	172
Cosan SA	5,600	80
Embraer	34,400	149
Energisa	5,900	70
Engie Brasil Energia SA	7,100	80
Equatorial Energia SA	8,300	210
Hypera SA	18,800	161
IRB Brasil Resseguros S/A	20,400	191
JBS SA	51,600	364
Klabin SA	34,700	138
Localiza Rent a Car SA	27,300	292
Lojas Renner SA	36,810	467
M Dias Branco SA	2,300	22
Magazine Luiza SA	29,600	327
Multiplan Empreendimentos Imobiliarios SA	9,800	71
Natura Cosmeticos SA	19,200	150
Notre Dame Intermedica Participacoes	16,700	249
Petrobras Distribuidora	18,900	134
Petroleo Brasileiro SA	136,100	1,108
Porto Seguro SA	5,300	76
Raia Drogasil SA	11,100	304
Rumo SA *	51,700	295
Sul America SA	8,100	99
Suzano SA	26,100	213
TIM Participacoes SA	29,300	83
Ultrapar Participacoes SA	35,000	164
Vale SA	144,200	1,697
WEG SA	40,200	258

		12,594

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Canada — 0.6%
58.com Inc ADR *	4,400	$232
Alibaba Group Holding ADR *	64,100	11,325
Atlantic Power *	14,405	34
Ctrip.com International ADR *	18,800	620
IMAX Corp *	6,419	137
JD.com Inc ADR *	33,600	1,047
Masonite International *	3,077	189
MDC Partners Inc, Cl A *	8,179	26
Momo Inc ADR	6,900	231
TAL Education Group ADR *	16,400	702
Teekay Corp	9,109	46
Weibo Corp ADR *	1,900	93

		14,682

Chile — 0.1%
Aguas Andinas SA, Cl A	90,490	42
Banco de Chile	1,455,958	188
Banco de Credito e Inversiones SA	2,429	135
Banco Santander Chile	3,150,026	196
Cencosud SA	71,007	97
Cia Cervecerias Unidas	5,115	51
Colbun SA	273,076	47
Empresa Nacional de Telecomunicaciones SA *	5,226	41
Empresas CMPC SA	55,524	127
Empresas COPEC	18,820	168
Enel Americas SA	1,832,090	342
Enel Chile	970,790	80
Itau CorpBanca	3,821,596	23
Latam Airlines Group	15,041	166
SACI Falabella	36,018	183

		1,886

China — 1.6%
51job Inc ADR *	900	71
AAC Technologies Holdings	35,000	228
Agricultural Bank of China, Cl A	112,300	58
Agricultural Bank of China Ltd, Cl H	1,350,000	556
Air China, Cl H	74,000	66
Aluminum Corp of China Ltd, Cl H *	174,000	52
Anhui Conch Cement, Cl A	3,300	20
ANTA Sports Products Ltd	50,000	490
Autohome Inc ADR *	2,600	220
AviChina Industry & Technology Co Ltd, Cl H	107,000	51
Baidu Inc ADR *	12,600	1,283
Bank of Beijing, Cl A	39,900	31
Bank of Chengdu, Cl A	25,800	31
Bank of China, Cl A	59,600	31
Bank of China Ltd, Cl H	3,621,000	1,483
Bank of Communications, Cl A	38,900	31
Bank of Jiangsu, Cl A	31,700	32
Baozun Inc ADR *	1,900	83
BBMG Corp, Cl H	139,000	40
BeiGene Ltd ADR *	1,300	180

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Beijing Capital International Airport Co Ltd, Cl H	72,000	$68
BOE Technology Group, Cl A	57,700	29
CGN Power Co Ltd, Cl H	523,000	136
Chaozhou Three-Circle Group, Cl A	6,600	18
China Cinda Asset Management Co Ltd, Cl H	732,000	152
China CITIC Bank Corp Ltd, Cl H	425,000	247
China Coal Energy Co Ltd, Cl H	35,000	14
China Communications Construction Co Ltd, Cl H	267,000	203
China Communications Services Corp Ltd, Cl H	82,000	51
China Construction Bank Corp, Cl H	4,362,000	3,512
China Everbright Bank, Cl A	55,900	34
China Everbright Bank Co Ltd, Cl H	128,000	59
China Galaxy Securities, Cl H	210,000	107
China International Travel Service, Cl A	2,300	30
China Longyuan Power Group Corp Ltd, Cl H	110,000	60
China Lumena New Materials Corp *	1,226,772	–
China Merchants Bank, Cl A	29,000	146
China Merchants Bank Co Ltd, Cl H	189,000	904
China Merchants Securities, Cl A	7,900	18
China Minsheng Banking, Cl A	35,700	31
China Molybdenum, Cl A	37,500	18
China National Building Material Co Ltd, Cl H	190,000	160
China Oilfield Services, Cl H	48,000	67
China Pacific Insurance Group, Cl A	3,800	19
China Pacific Insurance Group Co Ltd, Cl H	135,400	492
China Petroleum & Chemical Corp, Cl H	1,132,000	650
China Railway Construction, Cl H	108,000	118
China Railway Group, Cl A	34,000	28
China Railway Group Ltd, Cl H	186,000	112
China Shipbuilding Industry, Cl A	30,200	23
China State Construction Engineering, Cl A	46,600	35
China Telecom Corp Ltd, Cl H	652,000	278
China United Network Communications, Cl A	22,000	19
China Vanke, Cl A	9,300	35
China Vanke Co Ltd, Cl H	71,000	260
China Yangtze Power, Cl A	46,000	117
China Zhongwang Holdings Ltd	127,600	53
Chongqing Rural Commercial Bank Co Ltd, Cl H	86,000	46
Chongqing Zhifei Biological Products, Cl A	3,600	25
CITIC Securities Co Ltd, Cl H	124,500	229
COSCO SHIPPING Holdings Co Ltd, Cl H *	88,000	33
Country Garden Holdings	351,000	489
CRRC, Cl A	29,000	30
CRRC Corp Ltd	212,000	142
Daqin Railway, Cl A	65,700	71
Datang International Power Generation Co Ltd, Cl H	370,000	73
East Money Information, Cl A	8,600	18
ENN Energy Holdings Ltd	36,900	423

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Foshan Haitian Flavouring & Food, Cl A	3,200	$51
Fosun International Ltd	125,500	165
Foxconn Industrial Internet, Cl A	10,800	24
GDS Holdings ADR *	2,600	108
GoerTek, Cl A	9,800	26
Great Wall Motor Co Ltd, Cl H	107,500	87
Gree Electric Appliances of Zhuhai, Cl A	4,800	40
Guangzhou Haige Communications Group, Cl A	25,700	35
Guangzhou R&F Properties Co Ltd	35,200	55
Haier Smart Home, Cl A	11,600	26
Hangzhou Hikvision Digital Technology, Cl A	19,300	89
Hangzhou Robam Appliances, Cl A	5,100	23
Hengli Petrochemical, Cl A	8,500	19
Hengtong Optic-electric, Cl A	13,800	29
Hengyi Petrochemical, Cl A	10,500	21
Huadian Power International Corp Ltd, Cl H	138,000	52
Huaneng Power International Inc, Cl H	214,000	102
Huatai Securities, Cl A	6,800	17
Huaxi Securities, Cl A	20,900	28
Huayu Automotive Systems, Cl A	5,700	20
Huazhu Group Ltd ADR	6,300	239
Iflytek	4,100	19
Industrial & Commercial Bank of China, Cl A	41,300	35
Industrial & Commercial Bank of China Ltd, Cl H	3,025,000	2,177
Industrial Bank, Cl A	27,900	74
Inner Mongolia Yili Industrial Group, Cl A	5,100	21
Inner Mongolia Yitai Coal Co Ltd, Cl B	181,300	158
iQIYI Inc ADR *	4,300	75
Jiangsu Expressway Co Ltd, Cl H	42,000	56
Jiangsu Hengrui Medicine, Cl A	7,600	98
Jiangsu Yanghe Brewery Joint-Stock, Cl A	2,200	32
Jiangxi Copper Co Ltd, Cl H	76,000	89
Kingsoft Corp Ltd	32,000	74
Kweichow Moutai, Cl A	2,400	403
Lens Technology, Cl A	14,200	27
LONGi Green Energy Technology, Cl A	5,100	17
Luxshare Precision Industry, Cl A	10,300	47
Luzhou Laojiao, Cl A	1,600	20
Midea Group, Cl A	6,500	51
Muyuan Foodstuff, Cl A	2,100	29
NARI Technology, Cl A	7,100	22
NetEase Inc ADR	3,100	886
New Oriental Education & Technology Group Inc ADR *	6,600	806
Ninestar, Cl A	4,900	19
NIO ADR *	22,700	33
Noah Holdings Ltd ADR *	1,000	30
OFILM Group, Cl A	12,800	20
PetroChina Co Ltd, Cl H	900,000	442
PICC Property & Casualty Co Ltd, Cl H	324,000	411
Pinduoduo Inc ADR *	8,700	356

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ping An Bank, Cl A	18,700	$43
Ping An Insurance Group Co of China Ltd, Cl H	270,500	3,132
Ping An Insurance Group of China, Cl A	10,859	136
Poly Developments and Holdings Group, Cl A	11,700	24
Power Construction Corp of China, Cl A	43,700	28
SAIC Motor, Cl A	8,600	29
Sanan Optoelectronics, Cl A	10,500	23
Sany Heavy Industry, Cl A	9,600	18
SF Holding, Cl A	5,400	30
Shandong Weigao Group Medical Polymer Co Ltd, Cl H	72,000	83
Shanghai Construction Group, Cl A	60,900	30
Shanghai Electric Group Co Ltd, Cl H	216,000	66
Shanghai Fosun Pharmaceutical Group, Cl A	5,200	19
Shanghai Fosun Pharmaceutical Group Co Ltd, Cl H	20,500	58
Shanghai Lujiazui Finance & Trade Zone Development Co Ltd, Cl B	161,300	178
Shanghai Pharmaceuticals Holding Co Ltd, Cl H	31,400	57
Shanghai Pudong Development Bank, Cl A	43,400	77
Shenwan Hongyuan Group, Cl A	43,500	30
Shenzhen Inovance Technology, Cl A	5,700	20
Shenzhen Kangtai Biological Products, Cl A	2,000	25
Shenzhou International Group Holdings Ltd	34,900	484
Shimao Property Holdings Ltd	56,000	188
Sihuan Pharmaceutical Holdings Group Ltd	280,000	37
SINA Corp/China *	2,800	111
Sino-Ocean Group Holding Ltd	134,000	49
Sinopec Engineering Group Co Ltd, Cl H	58,500	34
Sinopec Shanghai Petrochemical, Cl A	50,200	28
Sinopec Shanghai Petrochemical Co Ltd, Cl H	256,000	71
Sinopharm Group Co Ltd, Cl H	57,200	205
Sinotrans Ltd, Cl H	223,000	66
SOHO China Ltd	103,500	35
Sun Art Retail Group Ltd	119,000	122
Suning.com, Cl A	12,900	19
TCL, Cl A	38,100	18
Tencent Holdings	257,300	10,531
Tencent Music Entertainment Group ADR *	4,000	55
Tingyi Cayman Islands Holding Corp	96,000	128
TravelSky Technology Ltd, Cl H	32,000	73
Tsingtao Brewery Co Ltd, Cl H	22,000	128
Tunghsu Optoelectronic Technology, Cl A	26,200	18
Uni-President China Holdings	55,000	57
Unisplendour, Cl A	4,100	17
Vipshop Holdings Ltd ADR *	19,100	220
Walvax Biotechnology, Cl A	5,600	24
Wanhua Chemical Group, Cl A	5,000	32
Want Want China Holdings Ltd	241,000	204
Weichai Power Co Ltd, Cl H	95,000	150
Wens Foodstuffs Group	6,100	35

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wuliangye Yibin, Cl A	6,579	$124
Yanzhou Coal Mining Co Ltd, Cl H	64,000	65
Yonyou Network Technology, Cl A	4,100	17
Yunda Holding, Cl A	5,700	27
Yunnan Baiyao Group, Cl A	2,900	36
YY Inc ADR *	2,400	136
Zhejiang Dahua Technology, Cl A	7,801	18
Zhuzhou CRRC Times Electric, Cl H	27,000	100
Zijin Mining Group Co Ltd, Cl H	332,000	115
ZTE Corp, Cl H	48,200	135
ZTO Express Cayman Inc ADR	15,100	332

		41,052

Colombia — 0.0%
Bancolombia SA	11,402	139
Cementos Argos SA	13,055	29
Ecopetrol	236,678	213
Grupo Argos SA/Colombia	7,784	42
Grupo de Inversiones Suramericana SA	11,773	119
Interconexion Electrica SA ESP	22,145	128

		670

Czech Republic — 0.0%
Central European Media Enterprises Ltd, Cl A *	11,668	52
CEZ AS	7,811	178
Komercni banka as	3,749	127
Moneta Money Bank AS	17,683	59

		416

Denmark — 0.4%
AP Moller - Maersk A/S, Cl A	136	163
AP Moller - Maersk A/S, Cl B	235	300
Carlsberg A/S, Cl B	3,829	539
Chr Hansen Holding A/S	3,779	290
Coloplast A/S, Cl B	4,253	513
Danske Bank A/S	24,089	344
Demant A/S *	3,300	87
DSV PANALPINA	7,832	760
Genmab A/S *	2,379	519
H Lundbeck A/S	2,545	87
ISS	5,703	149
Novo Nordisk A/S, Cl B	63,014	3,443
Novozymes A/S, Cl B	7,850	370
Orsted A/S	6,767	594
Pandora A/S	3,795	187
Tryg A/S	4,733	132
Vestas Wind Systems A/S	6,989	571

		9,048

Egypt — 0.0%
Commercial International Bank Egypt SAE	50,000	251

Finland — 0.2%
Elisa OYJ	5,118	280
Fortum OYJ	15,934	389
Kone, Cl B	12,114	771

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Metso OYJ	3,814	$144
Neste Oyj	15,144	547
Nokia OYJ	201,233	739
Nokian Renkaat	3,641	104
Nordea Bank Abp	1,584	12
Orion Oyj, Cl B	3,778	167
Sampo Oyj, Cl A	15,843	649
Stora Enso OYJ, Cl R	20,945	272
UPM-Kymmene OYJ	19,103	621
Wartsila OYJ Abp	15,972	169

		4,864

France — 2.1%
Accor SA	6,603	284
Aeroports de Paris	1,071	204
Air Liquide	16,845	2,238
Alstom SA	7,114	308
Amundi SA	2,191	156
Arkema SA	2,479	253
Atos SE	3,457	268
AXA SA	69,191	1,828
BioMerieux	1,223	100
BNP Paribas SA	40,116	2,095
Bollore SA	34,532	150
Bouygues SA	8,007	339
Bureau Veritas	10,334	264
Capgemini SE	5,682	640
Carrefour SA	21,706	369
Casino Guichard Perrachon SA	2,021	109
Cie de Saint-Gobain	17,585	716
Cie Generale des Etablissements Michelin SCA	6,105	743
CNP Assurances	5,012	99
Covivio	1,647	187
Credit Agricole SA	41,043	535
Danone SA	21,990	1,824
Dassault Aviation SA	74	103
Dassault Systemes SE	4,673	709
Edenred	8,586	452
Eiffage SA	2,817	303
Electricite de France SA	21,626	223
Engie SA	65,218	1,091
EssilorLuxottica SA	10,053	1,534
Eurazeo SE	1,445	101
Eurofins Scientific	414	210
Eutelsat Communications SA	5,199	99
Faurecia SA	2,259	105
Gecina SA	1,646	282
Getlink SE	15,825	265
Hermes International	1,132	815
ICADE	1,006	99
Iliad SA	790	82
Imerys SA	862	33
Ingenico Group SA	2,192	234

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ipsen	1,362	$145
JCDecaux SA	2,301	63
Kering	2,703	1,539
Klepierre SA	7,350	274
Legrand	9,538	745
L’Oreal SA	8,990	2,626
LVMH Moet Hennessy Louis Vuitton	9,899	4,224
Natixis SA	34,218	157
Orange SA	71,216	1,147
Pernod Ricard SA	7,577	1,399
Peugeot SA	21,051	533
Publicis Groupe	7,930	341
Remy Cointreau SA	684	92
Renault SA	6,887	352
Safran SA	11,674	1,847
Sanofi	40,015	3,688
Sartorius Stedim Biotech	1,001	150
Schneider Electric SE	19,619	1,822
SCOR SE	5,863	247
SEB SA	658	100
Societe BIC	934	65
Societe Generale SA	27,437	779
Sodexo SA	3,172	349
STMicroelectronics	24,472	555
Suez	12,346	193
Teleperformance	2,070	469
Thales SA	3,816	373
TOTAL SA	85,622	4,503
Ubisoft Entertainment SA *	3,009	178
Valeo	8,641	321
Veolia Environnement SA	19,240	506
Vinci SA	18,135	2,035
Vivendi SA	32,657	909
Wendel SA	814	115
Worldline *	2,962	180

		53,470

Germany — 1.6%
1&1 Drillisch AG	1,263	34
adidas AG	6,433	1,987
Affimed *	8,361	25
Allianz	15,129	3,696
Aroundtown SA	33,996	287
Axel Springer SE	1,473	105
BASF	32,750	2,493
Bayer	33,256	2,581
Bayerische Motoren Werke	11,827	907
Beiersdorf AG	3,611	428
Brenntag AG	5,554	279
Carl Zeiss Meditec	1,458	159
Commerzbank AG	36,029	216
Continental AG	3,935	526
Covestro	6,242	300
Daimler AG	32,434	1,896

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Delivery Hero *	4,065	$191
Deutsche Bank AG	70,272	509
Deutsche Boerse AG	6,785	1,052
Deutsche Lufthansa AG	8,609	149
Deutsche Post	35,312	1,251
Deutsche Telekom AG	118,857	2,091
Deutsche Wohnen SE	13,027	490
E.ON SE	78,620	793
Evonik Industries AG	6,727	177
Fraport AG Frankfurt Airport Services Worldwide	1,229	103
Fresenius Medical Care AG & Co KGaA	7,707	558
Fresenius SE & Co KGaA	14,904	784
GEA Group AG	5,552	170
Hannover Rueck SE	2,163	383
HeidelbergCement AG	5,331	396
Henkel AG & Co KGaA	3,728	359
HOCHTIEF AG	735	92
HUGO BOSS AG	1,848	78
Infineon Technologies	44,523	863
KION Group	1,925	128
Knorr-Bremse	1,745	176
LANXESS AG	3,143	204
Merck KGaA	4,627	552
METRO AG	5,394	88
MTU Aero Engines AG	1,863	498
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	5,140	1,428
Puma SE	2,995	225
QIAGEN *	8,283	249
RWE AG	19,577	597
SAP SE	35,024	4,642
Siemens	27,269	3,145
Siemens Healthineers AG	5,401	229
Symrise, Cl A	4,607	443
Telefonica Deutschland Holding AG	32,668	104
thyssenkrupp AG	14,593	208
TUI AG	15,970	209
Uniper SE	7,252	226
United Internet AG	4,454	134
Volkswagen AG	1,171	222
Vonovia SE	18,381	978
Wirecard	4,196	531
Zalando *	4,470	194

		41,818

Greece — 0.0%
Alpha Bank AE *	48,077	102
Costamare Inc	6,600	52
Eurobank Ergasias *	89,848	91
FF Group *	1,785	–
Hellenic Telecommunications Organization	11,717	178
JUMBO SA	6,450	126
Motor Oil Hellas Corinth Refineries SA	2,073	51

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
National Bank of Greece SA *	18,992	$64
OPAP SA	8,163	89

		753

Hong Kong — 1.6%
3SBio Inc *	73,500	137
Agile Group Holdings	84,000	114
AIA Group Ltd	430,400	4,308
Alibaba Health Information Technology Ltd *	172,000	174
Alibaba Pictures Group Ltd *	690,000	114
Angang Steel Co Ltd, Cl H	96,200	32
Anhui Conch Cement Co Ltd, Cl H	58,000	347
ASM Pacific Technology Ltd	11,900	167
BAIC Motor Corp Ltd, Cl H	60,000	37
Bank of Communications Co Ltd, Cl H	472,000	323
Bank of East Asia	37,400	90
Beijing Enterprises Holdings Ltd	27,500	130
Beijing Enterprises Water Group	270,000	141
BOC Aviation Ltd	13,300	125
BOC Hong Kong Holdings Ltd	132,500	456
Bosideng International Holdings	142,000	74
Brilliance China Automotive Holdings	148,000	164
Budweiser Brewing APAC *	42,600	156
BYD Co Ltd, Cl H	31,000	146
BYD Electronic International Co Ltd	46,000	79
China Agri-Industries Holdings Ltd	186,000	61
China Aoyuan Group	42,000	54
China Conch Venture Holdings Ltd	77,000	302
China Eastern Airlines Corp Ltd, Cl H	118,000	59
China Education Group Holdings	21,000	31
China Everbright International Ltd	180,000	136
China Everbright Ltd	90,000	134
China Evergrande Group	89,000	217
China First Capital Group Ltd *	112,000	32
China Gas Holdings Ltd	83,600	357
China Hongqiao Group Ltd	74,000	41
China Huarong Asset Management, Cl H	691,000	102
China Huishan Dairy Holdings Co Ltd *	228,000	12
China International Capital Corp Ltd, Cl H	66,800	122
China Jinmao Holdings Group Ltd	256,000	171
China Life Insurance, Cl H	342,000	890
China Literature Ltd *	10,800	43
China Medical System Holdings Ltd	58,000	79
China Mengniu Dairy Co Ltd	127,000	508
China Merchants Port Holdings Co Ltd	46,000	72
China Minsheng Banking Corp Ltd, Cl H	336,500	236
China Mobile Ltd	279,000	2,271
China Molybdenum Co Ltd, Cl H	129,000	41
China Oriental Group Co Ltd	76,000	27
China Overseas Land & Investment Ltd	176,000	557
China Power International Development Ltd	180,000	38
China Railway Signal & Communication Corp Ltd, Cl H	50,000	30
China Reinsurance Group, Cl H	526,000	86

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
China Resources Beer Holdings Co Ltd	68,000	$350
China Resources Cement Holdings Ltd	138,000	151
China Resources Gas Group	42,000	253
China Resources Land Ltd	128,000	546
China Resources Pharmaceutical Group Ltd	54,500	50
China Resources Power Holdings Co Ltd	96,000	121
China Shenhua Energy Co Ltd, Cl H	148,000	301
China Southern Airlines Co Ltd, Cl H	62,000	38
China State Construction International Holdings Ltd	118,000	109
China Taiping Insurance Holdings Co Ltd	77,800	176
China Tower Corp Ltd, Cl H	1,948,000	430
China Traditional Chinese Medicine Holdings Co Ltd	94,000	42
China Unicom Hong Kong	288,000	286
CIFI Holdings Group Co Ltd	125,979	84
CITIC Ltd	307,000	403
CK Asset Holdings Ltd	92,500	646
CK Hutchison Holdings Ltd	96,500	893
CK Infrastructure Holdings Ltd	24,000	173
CLP Holdings	58,500	607
CNOOC Ltd	788,000	1,182
COSCO SHIPPING Energy Transportation Co Ltd, Cl H	72,000	31
COSCO SHIPPING Ports Ltd	63,314	50
Country Garden Services Holdings	53,000	180
CSPC Pharmaceutical Group Ltd	220,000	566
Dali Foods Group	102,000	70
Dongfeng Motor Group, Cl H	156,000	157
Far East Horizon Ltd	124,000	118
Future Land Development Holdings Ltd	62,000	66
Fuyao Glass Industry Group Co Ltd, Cl H	28,400	80
Galaxy Entertainment Group Ltd	77,000	532
Geely Automobile Holdings Ltd	231,000	439
Genscript Biotech Corp *	32,000	77
GF Securities Co Ltd, Cl H	92,600	97
GOME Retail Holdings Ltd	658,000	60
Greentown Service Group Co Ltd	70,000	80
Guangdong Investment Ltd	140,000	304
Guangzhou Automobile Group, Cl H	146,000	146
Guotai Junan Securities Co Ltd, Cl H	52,800	81
Haidilao International Holding	16,000	78
Haier Electronics Group Co Ltd	62,000	177
Haitian International Holdings Ltd	27,000	64
Haitong Securities, Cl H	188,400	193
Hanergy Thin Film Power Group Ltd *	444,000	–
Hang Lung Properties Ltd	73,000	161
Hang Seng Bank Ltd	27,300	571
Henderson Land Development Co Ltd	52,600	263
Hengan International Group Co Ltd	34,000	238
HengTen Networks Group Ltd *	2,392,000	34
HK Electric Investments & HK Electric Investments Ltd	80,500	80

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HKT Trust & HKT Ltd	136,000	$212
Hong Kong & China Gas	362,800	705
Hong Kong Exchanges & Clearing Ltd	42,400	1,325
Hua Hong Semiconductor Ltd	20,000	40
Huaneng Renewables Corp Ltd, Cl H	198,000	76
Huatai Securities Co Ltd, Cl H	81,200	121
Hutchison China MediTech Ltd ADR *	2,700	51
Hysan Development Co Ltd	19,000	75
Kaisa Group Holdings Ltd	100,000	44
Kerry Properties Ltd	20,000	65
Kingboard Holdings Ltd	26,500	71
Kingboard Laminates Holdings Ltd	43,000	39
Kingdee International Software Group Co Ltd	115,000	126
Kunlun Energy Co Ltd	160,000	149
KWG Group Holdings	61,500	62
Lee & Man Paper Manufacturing Ltd	124,000	69
Legend Holdings Corp, Cl H	19,200	42
Lenovo Group Ltd	342,000	239
Li Ning	88,500	301
Link	75,500	823
Logan Property Holdings Co Ltd	48,000	73
Longfor Group Holdings Ltd	84,000	349
Luye Pharma Group Ltd	46,500	34
Maanshan Iron & Steel Co Ltd, Cl H	150,000	57
Meitu Inc *	92,500	21
Meituan Dianping, Cl B *	46,700	558
Melco Resorts & Entertainment ADR	6,700	144
Metallurgical Corp of China Ltd, Cl H	277,000	59
MGM China Holdings Ltd	22,800	36
MMG Ltd *	104,000	22
MTR Corp Ltd	55,000	316
New China Life Insurance Co Ltd, Cl H	40,100	156
New World Development	220,000	315
Nexteer Automotive Group Ltd	38,000	35
Nine Dragons Paper Holdings Ltd	70,000	61
NWS Holdings Ltd	46,000	69
PCCW Ltd	130,000	77
People’s Insurance Co Group of China Ltd/The, Cl H	406,000	171
Postal Savings Bank of China Co Ltd, Cl H	380,000	244
Power Assets Holdings	49,500	353
Sands China Ltd	86,800	429
Semiconductor Manufacturing International Corp *	148,000	189
Shanghai Henlius Biotech, Cl H *	217	–
Shanghai Industrial Holdings Ltd	45,000	84
Shanghai Industrial Urban Development Group	45,000	6
Shangri-La Asia	32,000	33
Shenzhen International Holdings Ltd	34,669	71
Shenzhen Investment Ltd	156,000	62
Shui On Land Ltd	153,000	31

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sino Biopharmaceutical Ltd	312,000	$467
Sino Land Co Ltd	110,000	165
Sinotruk Hong Kong Ltd	31,000	47
SJM Holdings Ltd	73,000	78
SSY Group Ltd	60,000	50
Sun Hung Kai Properties Ltd	57,000	865
Sunac China Holdings Ltd	112,000	510
Sunny Optical Technology Group Co Ltd	33,400	540
Swire Pacific Ltd, Cl A	18,000	172
Swire Properties Ltd	42,200	133
Techtronic Industries Co Ltd	49,000	384
Tong Ren Tang Technologies Co Ltd, Cl H	45,000	45
Towngas China	78,630	61
Vitasoy International Holdings	22,000	90
WH Group Ltd	342,000	363
Wharf Holdings Ltd/The	36,000	82
Wharf Real Estate Investment Co Ltd	44,000	259
Wheelock & Co Ltd	30,000	186
WuXi AppTec, Cl H	11,060	134
Wuxi Biologics Cayman Inc *	26,500	313
Wynn Macau Ltd	46,000	100
Xiaomi Corp, Cl B *	345,600	392
Xinjiang Goldwind Science & Technology Co Ltd, Cl H	49,600	59
Xinyi Solar Holdings	162,730	92
Yihai International Holding	21,000	143
Yue Yuen Industrial Holdings Ltd	27,000	76
Yuexiu Property Co Ltd	242,000	53
Yuzhou Properties Co Ltd	120,591	51
Zhaojin Mining Industry Co Ltd	54,500	61
Zhejiang Expressway, Cl H	56,000	46
ZhongAn Online P&C Insurance Co Ltd, Cl H *	13,900	46
Zhongsheng Group Holdings Ltd	23,500	78

		40,688

Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	19,643	194
OTP Bank Nyrt	10,422	481
Richter Gedeon Nyrt	4,837	90

		765

India — 0.9%
Adani Ports & Special Economic Zone	29,623	165
Ambuja Cements Ltd	20,614	59
Ashok Leyland Ltd	63,407	69
Asian Paints Ltd	13,628	348
Aurobindo Pharma Ltd	9,124	60
Avenue Supermarts Ltd, Cl A *	4,319	121
Axis Bank Ltd	87,114	904
Bajaj Auto	4,097	188
Bajaj Finance	8,081	459
Bajaj Finserv Ltd	1,830	210
Bandhan Bank	10,000	86
Bharat Forge Ltd	11,440	73
Bharat Petroleum	31,676	235

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bharti Airtel Ltd	87,787	$463
Bharti Infratel	10,210	27
Bosch Ltd	536	116
Britannia Industries Ltd	1,996	92
Cipla Ltd/India	11,989	79
Coal India Ltd	59,049	173
Container Corp Of India Ltd	10,406	86
Dabur India Ltd	26,195	171
Divi’s Laboratories Ltd	2,756	68
Dr Reddy’s Laboratories Ltd	5,514	216
Eicher Motors Ltd	648	206
GAIL India Ltd	76,924	149
Glenmark Pharmaceuticals Ltd	3,149	14
Godrej Consumer Products Ltd	17,463	182
Grasim Industries Ltd	14,348	155
Havells India Ltd	12,402	121
HCL Technologies	25,314	415
HDFC Life Insurance	18,268	161
Hero MotoCorp Ltd	3,065	117
Hindalco Industries Ltd	57,290	152
Hindustan Petroleum Corp Ltd	21,093	97
Hindustan Unilever Ltd	29,829	915
Housing Development Finance Corp Ltd	74,322	2,234
ICICI Bank Ltd	109,812	717
ICICI Lombard General Insurance	4,716	89
Indiabulls Housing Finance Ltd	9,614	28
Indian Oil Corp Ltd	90,660	188
Infosys	159,131	1,538
InterGlobe Aviation Ltd	3,193	66
ITC Ltd	158,175	575
JSW Steel Ltd	41,531	133
Larsen & Toubro	22,127	459
LIC Housing Finance Ltd	10,304	60
Lupin	7,672	81
Mahindra & Mahindra Financial Services Ltd	15,887	79
Mahindra & Mahindra Ltd	35,112	300
Marico Ltd	15,635	81
Maruti Suzuki India Ltd	4,913	524
Motherson Sumi Systems Ltd	60,590	105
Nestle India Ltd	1,120	236
NTPC	113,708	196
Oil & Natural Gas Corp Ltd	118,856	237
Page Industries Ltd	189	69
Petronet LNG Ltd	20,763	84
Pidilite Industries Ltd	7,017	139
Piramal Enterprises Ltd	3,590	85
Power Grid Corp of India Ltd	94,040	263
REC Ltd	36,763	72
Reliance Industries	129,617	2,676
Shree Cement Ltd	289	81
Shriram Transport Finance Co Ltd	8,382	135
State Bank of India	83,216	366
Sun Pharmaceutical Industries Ltd	40,243	246

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tata Consultancy Services Ltd	41,090	$1,315
Tata Motors Ltd	77,324	194
Tata Power Co Ltd/The	35,868	30
Tech Mahindra Ltd	22,502	234
Titan	14,718	276
UltraTech Cement Ltd	4,536	265
United Spirits *	16,756	148
UPL Ltd	25,528	215
Vedanta Ltd	89,100	186
Vodafone Idea *	248,593	14
Wipro Ltd	55,342	202
Yes Bank Ltd	80,189	80
Zee Entertainment Enterprises Ltd	22,387	82

		22,535

Indonesia — 0.2%
Adaro Energy Tbk PT	788,200	74
Astra International Tbk PT	938,000	464
Bank Central Asia	451,700	1,012
Bank Mandiri Persero	865,800	433
Bank Negara Indonesia Persero Tbk PT	356,900	195
Bank Rakyat Indonesia Persero Tbk PT	2,550,100	765
Bank Tabungan Negara Persero	101,400	13
Barito Pacific	923,500	63
Bukit Asam Tbk PT	66,900	11
Bumi Serpong Damai *	182,900	18
Charoen Pokphand Indonesia Tbk PT	255,400	115
Gudang Garam Tbk PT	16,600	66
Hanjaya Mandala Sampoerna Tbk PT	322,000	49
Indah Kiat Pulp & Paper	145,100	75
Indocement Tunggal Prakarsa Tbk PT	63,700	91
Indofood CBP Sukses Makmur Tbk PT	80,700	67
Indofood Sukses Makmur	151,900	83
Jasa Marga Persero Tbk PT	47,900	19
Kalbe Farma Tbk PT	729,900	83
Pabrik Kertas Tjiwi Kimia Tbk PT	59,800	45
Pakuwon Jati Tbk PT	384,700	17
Perusahaan Gas Negara Persero Tbk	578,200	87
Semen Indonesia Persero Tbk PT	102,600	92
Surya Citra Media Tbk PT	148,300	13
Telekomunikasi Indonesia Persero Tbk PT	2,281,900	668
Unilever Indonesia Tbk PT	72,800	227
United Tractors Tbk PT	82,300	127

		4,972

Ireland — 0.6%
Accenture PLC, Cl A	34,800	6,453
AIB Group PLC	29,613	95
Alkermes PLC *	8,400	164
Ardmore Shipping Corp *	4,457	36
Bank of Ireland Group PLC	35,050	169
CRH PLC	28,975	1,056
Eaton Corp PLC	23,000	2,003
Endo International PLC *	28,474	131
Experian PLC	32,497	1,021

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ingersoll-Rand PLC	13,400	$1,700
Jazz Pharmaceuticals PLC *	3,200	402
Kerry Group PLC, Cl A	5,672	686
Mallinckrodt *	10,514	33
Paddy Power Betfair PLC	2,827	292
Pentair PLC	8,500	352
Perrigo	7,000	371
Prothena Corp PLC *	5,382	49
Smurfit Kappa Group	8,116	271

		15,284

Israel — 0.1%
Azrieli Group	1,550	119
Bank Hapoalim BM	40,719	326
Bank Leumi Le-Israel	53,557	390
Check Point Software Technologies *	4,500	506
Elbit Systems Ltd	853	140
Israel Chemicals Ltd	20,565	91
Israel Discount Bank, Cl A	42,077	192
Mizrahi Tefahot Bank Ltd	5,098	126
Nice Ltd *	2,222	351
Stratasys Ltd *	6,363	132
Teva Pharmaceutical Industries ADR *	39,100	319
Wix.com Ltd *	1,700	208

		2,900

Italy — 0.5%
Assicurazioni Generali SpA	39,155	794
Atlantia SpA	17,739	438
CNH Industrial NV	36,408	396
Davide Campari-Milano SpA	20,938	192
Enel SpA	290,050	2,246
Eni SpA	90,764	1,374
EXOR NV	3,899	299
Ferrari	4,366	699
Fiat Chrysler Automobiles	38,841	603
FinecoBank Banca Fineco	22,936	258
Intesa Sanpaolo SpA	531,256	1,331
Leonardo SpA	14,615	170
Mediobanca Banca di Credito Finanziario	22,365	266
Moncler SpA	6,438	248
Pirelli & C	14,656	85
Poste Italiane	18,842	229
Prysmian SpA	8,720	201
Recordati SpA	3,784	159
Snam SpA	74,592	383
Telecom Italia *	308,562	181
Telecom Italia SpA/Milano	219,453	127
Terna Rete Elettrica Nazionale	50,483	334
UniCredit SpA	71,697	909

		11,922

Japan — 4.9%
ABC-Mart Inc	1,400	96
Acom	10,900	44

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Advantest	7,200	$329
Aeon Co Ltd	23,400	473
AEON Financial Service Co Ltd	4,200	64
Aeon Mall Co Ltd	2,600	42
AGC Inc/Japan	6,600	234
Air Water Inc	5,500	104
Aisin Seiki Co Ltd	5,800	234
Ajinomoto Co Inc	15,800	301
Alfresa Holdings Corp	6,800	153
Alps Alpine Co Ltd	8,100	176
Amada Holdings	13,700	158
ANA Holdings Inc	4,600	158
Aozora Bank	3,600	93
Asahi Group Holdings	13,000	653
Asahi Intecc Co Ltd	7,000	194
Asahi Kasei	45,200	507
Astellas Pharma Inc	67,200	1,155
Bandai Namco Holdings Inc	7,200	444
Bank of Kyoto Ltd/The	2,000	80
Benesse Holdings	3,000	81
Bridgestone Corp	20,400	854
Brother Industries Ltd	8,900	169
Calbee	3,000	100
Canon Inc	35,700	978
Casio Computer Co Ltd	7,100	116
Central Japan Railway Co	5,100	1,052
Chiba Bank Ltd/The	18,100	100
Chubu Electric Power Co Inc	23,100	347
Chugai Pharmaceutical Co Ltd	8,000	677
Chugoku Electric Power Co Inc/The	10,900	145
Coca-Cola Bottlers Japan Holdings Inc	4,500	103
Concordia Financial Group Ltd	42,900	177
Credit Saison Co Ltd	6,600	96
CyberAgent	3,700	121
Dai Nippon Printing	8,800	237
Daicel Corp	9,600	87
Daifuku Co Ltd	3,700	199
Dai-ichi Life Holdings Inc	38,600	638
Daiichi Sankyo Co Ltd	20,200	1,334
Daikin Industries Ltd	8,900	1,254
Daito Trust Construction Co Ltd	2,600	346
Daiwa House Industry	20,300	701
Daiwa House Investment Corp, Cl A	67	195
Daiwa Securities Group	55,000	249
Denso Corp	15,500	726
Dentsu Inc	7,800	281
Disco Corp	1,100	243
East Japan Railway Co	10,900	993
Eisai Co Ltd	9,000	657
Electric Power Development Co Ltd	4,400	107
FamilyMart	9,100	227
FANUC	6,900	1,379
Fast Retailing	2,100	1,302

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fuji Electric Co Ltd	4,600	$148
FUJIFILM Holdings Corp	12,900	570
Fujitsu Ltd	7,000	623
Fukuoka Financial Group Inc	5,100	100
GMO Payment Gateway	1,200	89
Hakuhodo DY Holdings Inc	9,300	140
Hamamatsu Photonics KK	5,100	200
Hankyu Hanshin Holdings Inc	8,200	330
Hikari Tsushin Inc	800	176
Hino Motors Ltd	10,500	100
Hirose Electric	1,200	152
Hisamitsu Pharmaceutical Co Inc	1,900	89
Hitachi Chemical Co Ltd	3,100	103
Hitachi Construction Machinery Co Ltd	3,900	102
Hitachi High-Technologies	2,100	131
Hitachi Ltd	34,500	1,299
Hitachi Metals Ltd	7,900	100
Honda Motor Co Ltd	58,200	1,584
Hoshizaki	2,200	188
Hoya	13,600	1,208
Hulic Co Ltd	9,800	107
Idemitsu Kosan	7,056	209
IHI Corp	4,400	110
Iida Group Holdings Co Ltd	5,400	90
Inpex	36,700	342
Isetan Mitsukoshi Holdings Ltd	10,100	81
Isuzu Motors Ltd	19,900	233
ITOCHU Corp	48,100	1,010
Itochu Techno-Solutions	2,900	78
J Front Retailing Co Ltd	8,400	108
Japan Airlines	4,500	140
Japan Airport Terminal Co Ltd	1,900	95
Japan Exchange Group Inc	18,300	305
Japan Post Bank Co Ltd	14,700	147
Japan Post Holdings Co Ltd	56,300	519
Japan Prime Realty Investment Corp	24	115
Japan Real Estate Investment	47	320
Japan Retail Fund Investment Corp	94	219
Japan Tobacco Inc	42,800	972
JFE Holdings Inc	17,700	224
JGC Holdings	6,300	92
JSR	5,800	110
JTEKT Corp	7,500	97
JXTG Holdings Inc	115,100	542
Kajima Corp	16,200	224
Kakaku.com	4,100	96
Kamigumi Co Ltd	3,900	89
Kaneka	1,200	40
Kansai Electric Power Co Inc/The	25,300	296
Kansai Paint Co Ltd	6,900	168
Kao	17,400	1,407
Kawasaki Heavy Industries Ltd	4,200	102
KDDI Corp	63,200	1,753

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Keihan Holdings Co Ltd	3,500	$166
Keikyu Corp	8,800	176
Keio Corp	3,700	230
Keisei Electric Railway Co Ltd	4,700	193
Keyence Corp	3,300	2,101
Kikkoman Corp	5,200	252
Kintetsu Group Holdings Co Ltd	6,200	339
Kirin Holdings Co Ltd	29,400	627
Kobayashi Pharmaceutical Co Ltd	1,800	145
Kobe Steel	11,400	62
Koito Manufacturing Co Ltd	3,800	201
Komatsu Ltd	33,000	781
Konami Holdings Corp	3,400	150
Konica Minolta Inc	16,400	121
Kose Corp	1,200	214
Kubota	37,500	601
Kuraray Co Ltd	12,800	154
Kurita Water Industries Ltd	3,600	105
Kyocera Corp	11,500	760
Kyowa Hakko Kirin Co Ltd	8,800	162
Kyushu Electric Power Co Inc	15,300	153
Kyushu Railway Co	5,800	192
Lawson Inc	1,800	100
LINE Corp *	2,800	103
Lion Corp	8,100	170
LIXIL Group Corp	10,200	191
M3 Inc	15,100	364
Makita Corp	8,100	276
Marubeni Corp	56,100	397
Marui Group	6,900	154
Maruichi Steel Tube Ltd	1,400	39
Mazda Motor	20,500	191
McDonald’s Holdings Co Japan Ltd	2,000	100
Mebuki Financial Group Inc	32,500	83
Medipal Holdings Corp	6,600	152
MEIJI Holdings Co Ltd	4,100	297
Mercari *	2,300	52
MINEBEA MITSUMI Inc	13,100	252
MISUMI Group	10,200	259
Mitsubishi Chemical Holdings Corp	46,000	353
Mitsubishi Corp	48,200	1,232
Mitsubishi Electric Corp	65,200	939
Mitsubishi Estate Co Ltd	42,200	823
Mitsubishi Gas Chemical	6,000	86
Mitsubishi Heavy Industries Ltd	11,500	468
Mitsubishi Materials Corp	3,200	93
Mitsubishi Motors Corp	20,000	92
Mitsubishi Tanabe Pharma Corp	8,200	99
Mitsubishi UFJ Financial Group Inc	438,700	2,312
Mitsubishi UFJ Lease & Finance Co Ltd	17,600	109
Mitsui & Co Ltd	59,100	1,021
Mitsui Chemicals Inc	6,700	161
Mitsui Fudosan Co Ltd	31,900	821

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mitsui OSK Lines Ltd	3,500	$96
Mizuho Financial Group Inc	861,000	1,344
MonotaRO Co Ltd	3,800	116
MS&AD Insurance Group Holdings Inc	17,000	552
Murata Manufacturing Co Ltd	20,500	1,112
Nabtesco Corp	3,400	110
Nagoya Railroad Co Ltd	6,600	211
NEC Corp	8,900	354
Nexon Co Ltd	17,700	205
NGK Insulators Ltd	10,600	164
NGK Spark Plug Co Ltd	4,700	96
NH Foods Ltd	3,100	130
Nidec	8,000	1,190
Nikon Corp	11,600	149
Nintendo Co Ltd	4,000	1,429
Nippon Building Fund	48	364
Nippon Electric Glass Co Ltd	2,900	66
Nippon Express Co Ltd	2,900	167
Nippon Paint Holdings Co Ltd	5,300	292
Nippon Prologis Inc	72	201
Nippon Steel Corp	28,900	425
Nippon Telegraph & Telephone Corp	23,000	1,144
Nippon Yusen	5,600	102
Nissan Chemical	4,600	191
Nissan Motor Co Ltd	83,000	529
Nisshin Seifun Group Inc	7,200	143
Nissin Foods Holdings Co Ltd	2,300	174
Nitori Holdings Co Ltd	2,900	443
Nitto Denko Corp	5,600	313
Nomura Holdings Inc	118,900	545
Nomura Real Estate Holdings Inc	3,800	90
Nomura Real Estate Master Fund	140	267
Nomura Research Institute Ltd	12,300	263
NSK Ltd	10,700	101
NTT Data	22,700	301
NTT DOCOMO Inc	47,600	1,310
Obayashi Corp	23,400	242
Obic Co Ltd	2,300	290
Odakyu Electric Railway Co Ltd	10,600	259
Oji Holdings Corp	31,100	163
Olympus Corp	41,700	571
Omron Corp	6,900	408
Ono Pharmaceutical Co Ltd	13,700	259
Oracle Corp Japan	1,400	124
Oriental Land Co Ltd/Japan	7,100	1,043
ORIX	47,300	747
Osaka Gas Co Ltd	13,500	265
Otsuka Corp	3,800	154
Otsuka Holdings	14,000	588
Pan Pacific International Holdings Corp	16,000	253
Panasonic Corp	78,900	669
Park24 Co Ltd	4,200	99
PeptiDream *	3,400	172

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Persol Holdings Co Ltd	7,100	$137
Pigeon	4,200	207
Pola Orbis Holdings Inc	2,800	64
Rakuten Inc	30,900	297
Recruit Holdings Co Ltd	48,300	1,613
Renesas Electronics Corp *	27,300	187
Resona Holdings Inc	75,100	330
Ricoh Co Ltd	24,100	216
Rinnai Corp	1,200	89
Rohm Co Ltd	3,400	272
Ryohin Keikaku	9,000	202
Sankyo Co Ltd	1,100	39
Santen Pharmaceutical Co Ltd	13,200	235
SBI Holdings Inc/Japan	8,500	186
Secom	7,500	698
Sega Sammy Holdings	6,400	90
Seibu Holdings Inc	7,500	133
Seiko Epson Corp	10,100	144
Sekisui Chemical Co Ltd	13,300	234
Sekisui House	22,300	483
Seven & i Holdings Co Ltd	26,900	1,020
Seven Bank Ltd	15,300	45
SG Holdings Co Ltd	5,200	129
Sharp Corp/Japan	7,800	91
Shimadzu Corp	8,000	216
Shimamura Co Ltd	600	51
Shimano Inc	2,700	452
Shimizu Corp	21,400	201
Shin-Etsu Chemical	13,000	1,462
Shinsei Bank Ltd	5,700	90
Shionogi & Co Ltd	9,600	579
Shiseido Co Ltd	14,300	1,186
Shizuoka Bank Ltd/The	16,800	129
Showa Denko KK	5,400	154
SMC Corp/Japan	2,000	873
Softbank Corp	59,900	823
SoftBank Group Corp	58,800	2,279
Sohgo Security Services Co Ltd	2,800	153
Sompo Holdings Inc	12,000	474
Sony Corp	45,300	2,776
Sony Financial Holdings	5,500	119
Stanley Electric Co Ltd	3,900	109
Subaru Corp	22,000	636
SUMCO Corp	9,800	165
Sumitomo Chemical Co Ltd	53,600	247
Sumitomo Corp	42,500	693
Sumitomo Dainippon Pharma	4,700	83
Sumitomo Electric Industries	27,100	375
Sumitomo Heavy Industries Ltd	3,300	104
Sumitomo Metal Mining Co Ltd	8,400	284
Sumitomo Mitsui Financial Group Inc	47,400	1,701
Sumitomo Mitsui Trust Holdings Inc	11,900	438
Sumitomo Realty & Development	11,900	434

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sumitomo Rubber Industries Ltd	6,300	$84
Sundrug Co Ltd	2,900	96
Suntory Beverage & Food Ltd	5,000	214
Suzuken	2,600	139
Suzuki Motor Corp	13,200	627
Sysmex Corp	6,000	393
T&D Holdings	20,100	227
Taiheiyo Cement Corp	4,900	140
Taisei	7,300	290
Taisho Pharmaceutical Holdings	1,100	79
Taiyo Nippon Sanso	4,700	111
Takeda Pharmaceutical Co Ltd	53,000	1,926
TDK Corp	4,600	461
Teijin Ltd	5,300	107
Terumo Corp	23,100	759
THK Co Ltd	3,700	108
Tobu Railway Co Ltd	6,900	231
Toho Co Ltd/Tokyo	4,100	166
Toho Gas Co Ltd	2,200	86
Tohoku Electric Power Co Inc	15,500	160
Tokio Marine Holdings Inc	23,100	1,254
Tokyo Century Corp	1,800	84
Tokyo Electric Power Holdings *	54,900	255
Tokyo Electron Ltd	5,600	1,144
Tokyo Gas	13,800	338
Tokyu Corp	17,900	340
Tokyu Fudosan Holdings	23,800	159
Toppan Printing Co Ltd	9,800	182
Toray Industries Inc	49,700	354
Toshiba	19,900	682
Tosoh Corp	7,700	107
TOTO Ltd	5,100	210
Toyo Seikan Group Holdings Ltd	4,500	72
Toyo Suisan Kaisha Ltd	3,600	152
Toyoda Gosei Co Ltd	1,700	40
Toyota Industries Corp	5,300	322
Toyota Motor Corp	81,400	5,679
Toyota Tsusho Corp	7,600	265
Trend Micro Inc/Japan	4,600	234
Tsuruha Holdings Inc	1,400	158
Unicharm Corp	14,500	495
United Urban Investment Corp	105	212
USS Co Ltd	7,900	154
Welcia Holdings	1,900	110
West Japan Railway Co	5,900	514
Yakult Honsha Co Ltd	4,300	247
Yamada Denki Co Ltd	18,800	91
Yamaha	5,200	244
Yamaha Motor Co Ltd	10,100	200
Yamato Holdings Co Ltd	11,100	187
Yamazaki Baking Co Ltd	5,000	85
Yaskawa Electric Corp	8,600	333
Yokogawa Electric Corp	8,300	153

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Yokohama Rubber Co Ltd/The	4,400	$99
Z Holdings	101,800	315
ZOZO Inc	7,800	183

		126,988

Luxembourg — 0.0%
Altisource Portfolio Solutions SA *	637	11
RTL Group SA	1,427	73
SES, Cl A	13,128	254
Tenaris SA	17,018	172
Trinseo SA	5,067	215

		725

Malaysia — 0.2%
AirAsia Group Bhd	38,600	18
Alliance Bank Malaysia Bhd	26,100	18
AMMB Holdings	56,400	54
Axiata Group Bhd	133,178	137
British American Tobacco Malaysia Bhd	4,900	22
CIMB Group Holdings Bhd	225,946	284
Dialog Group Bhd	181,500	151
DiGi.Com Bhd	150,900	170
Fraser & Neave Holdings Bhd	11,100	92
Gamuda Bhd	47,800	43
Genting Bhd	104,100	145
Genting Malaysia Bhd	102,700	79
Genting Plantations Bhd	4,900	12
HAP Seng Consolidated Bhd	60,100	144
Hartalega Holdings Bhd	51,900	65
Hong Leong Bank Bhd	32,100	132
Hong Leong Financial Group Bhd	6,300	26
IHH Healthcare Bhd	108,200	148
IJM	92,800	48
IOI Corp Bhd	65,200	68
Kuala Lumpur Kepong Bhd	14,800	77
Malayan Banking Bhd	180,518	372
Malaysia Airports Holdings Bhd	34,400	65
Maxis Bhd	115,100	148
MISC Bhd	38,600	77
Nestle Malaysia Bhd	2,400	83
Petronas Chemicals Group Bhd	139,600	250
Petronas Dagangan Bhd	8,600	48
Petronas Gas	32,100	128
PPB Group Bhd	19,700	85
Press Metal Aluminium Holdings Bhd	47,200	54
Public Bank Bhd	142,600	693
QL Resources	22,100	39
RHB Bank Bhd	34,100	47
Sime Darby Bhd	92,500	50
Sime Darby Plantation Bhd	71,500	84
Sime Darby Property Bhd	70,400	12
SP Setia Group	36,100	10
Telekom Malaysia Bhd	28,200	25
Tenaga Nasional Bhd	145,300	482
Top Glove Corp Bhd	53,200	55

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Westports Holdings Bhd	23,700	$24
YTL	269,700	56

		4,820

Mexico — 0.2%
Alfa SAB de CV, Cl A	149,700	131
Alsea SAB de CV *	18,500	49
America Movil SAB de CV	1,538,100	1,222
Arca Continental SAB de CV	15,300	86
Cemex SAB de CV	714,100	269
Coca-Cola Femsa SAB de CV	25,700	142
El Puerto de Liverpool SAB de CV	6,400	33
Fibra Uno Administracion SA de CV	152,700	233
Fomento Economico Mexicano SAB de CV	89,200	795
Gruma SAB de CV, Cl B	7,315	77
Grupo Aeroportuario del Pacifico SAB de CV, Cl B	17,300	182
Grupo Aeroportuario del Sureste SAB de CV, Cl B	10,125	166
Grupo Bimbo SAB de CV, Ser A	79,700	149
Grupo Carso SAB de CV	15,500	52
Grupo Financiero Banorte SAB de CV, Cl O	119,500	656
Grupo Financiero Inbursa SAB de CV, Cl O	113,600	142
Grupo Mexico SAB de CV	163,000	432
Grupo Televisa SAB	115,400	256
Industrias Penoles SAB de CV	4,735	57
Infraestructura Energetica Nova SAB de CV *	18,600	82
Kimberly-Clark de Mexico SAB de CV, Cl A	75,300	152
Megacable Holdings	10,200	42
Orbia Advance	36,300	79
Promotora y Operadora de Infraestructura SAB de CV	7,890	73
Wal-Mart de Mexico SAB de CV	241,200	725

		6,282

Netherlands — 1.3%
ABN AMRO Group NV	15,180	283
Adyen NV *	372	261
Aegon NV	67,678	293
AerCap Holdings NV *	4,800	278
Airbus SE	20,757	2,974
Akzo Nobel NV	8,139	750
ArcelorMittal	23,802	351
ASML Holding NV	15,174	3,978
Cimpress NV *	2,726	360
Coca-Cola European Partners	3,801	204
Frank’s International *	13,792	68
Heineken	9,255	944
Heineken Holding NV	4,128	393
ING Groep NV	138,832	1,569
Koninklijke Ahold Delhaize	42,268	1,053
Koninklijke DSM NV	6,527	774
Koninklijke KPN NV	128,014	397
Koninklijke Philips NV	33,047	1,448
Koninklijke Vopak NV	2,559	140

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NN Group NV	11,568	$441
NXP Semiconductors NV	10,200	1,160
Prosus *	17,316	1,194
Randstad NV	4,288	238
Royal Dutch Shell, Cl A	155,024	4,479
Royal Dutch Shell PLC, Cl B	133,483	3,831
Unibail-Rodamco-Westfield	4,942	764
Unilever	51,954	3,069
Wolters Kluwer NV	9,997	736

		32,430

New Zealand — 0.0%
a2 Milk Co Ltd *	26,384	220
Auckland International Airport Ltd	35,347	211
Fisher & Paykel Healthcare Corp Ltd	20,677	254
Fletcher Building Ltd	31,089	91
Meridian Energy Ltd	46,460	137
Ryman Healthcare Ltd	14,569	120
Spark New Zealand Ltd	66,364	191

		1,224

Norway — 0.1%
Aker BP ASA	3,940	109
DNB ASA	34,425	626
Equinor	35,802	663
Gjensidige Forsikring ASA	7,246	136
Mowi ASA	15,727	384
Nordic American Tankers	18,592	67
Norsk Hydro ASA	48,602	172
Orkla ASA	27,501	265
Schibsted ASA, Cl B	3,589	100
Telenor ASA	26,320	493
Yara International ASA	6,377	249

		3,264

Panama — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Cl E	3,958	82
Copa Holdings SA, Cl A	1,700	173

		255

Peru — 0.0%
Cia de Minas Buenaventura SAA ADR	10,500	161
Credicorp Ltd	3,100	664

		825

Philippines — 0.1%
Aboitiz Equity Ventures	68,200	75
Aboitiz Power Corp	37,100	29
Alliance Global Group Inc	103,000	23
Altus San Nicolas Corp	793	–
Ayala Corp	13,540	229
Ayala Land Inc	345,550	331
Bank of the Philippine Islands	23,310	45
BDO Unibank Inc	93,560	286
DMCI Holdings Inc	108,600	18
Globe Telecom	1,785	64

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
GT Capital Holdings Inc	5,130	$90
International Container Terminal Services Inc	49,820	117
JG Summit Holdings Inc	139,270	209
Jollibee Foods Corp	15,090	69
Manila Electric Co	11,850	79
Megaworld Corp	616,000	59
Metro Pacific Investments	352,000	33
Metropolitan Bank & Trust	62,252	83
PLDT Inc	2,990	65
Robinsons Land Corp	41,200	21
Security Bank	7,510	29
SM Investments Corp	11,540	234
SM Prime Holdings Inc	473,500	364
Universal Robina Corp	43,520	129

		2,681

Poland — 0.1%
Alior Bank SA *	3,109	22
Bank Millennium *	20,635	33
Bank Polska Kasa Opieki SA	8,121	229
CCC SA	980	29
CD Projekt	3,267	216
Cyfrowy Polsat SA	8,853	64
Dino Polska SA *	1,696	66
Grupa Lotos SA	3,199	80
Jastrzebska Spolka Weglowa SA	1,797	9
KGHM Polska Miedz SA	6,783	149
LPP SA	45	96
mBank SA *	504	50
Orange Polska SA	22,323	37
PGE Polska Grupa Energetyczna SA *	29,116	63
Polski Koncern Naftowy ORLEN SA	14,057	385
Polskie Gornictwo Naftowe i Gazownictwo SA	59,987	74
Powszechna Kasa Oszczednosci Bank Polski SA	40,643	406
Powszechny Zaklad Ubezpieczen	28,395	275
Santander Bank Polska SA	1,739	143

		2,426

Portugal — 0.0%
EDP - Energias de Portugal SA	91,811	378
Galp Energia SGPS	18,022	287
Jeronimo Martins SGPS SA	9,720	163

		828

Qatar — 0.1%
Barwa Real Estate Co	65,980	62
Commercial Bank PSQC	68,630	81
Industries Qatar QSC	85,920	248
Masraf Al Rayan QSC	178,254	184
Mesaieed Petrochemical Holding	215,730	148
Ooredoo QPSC	43,090	86
Qatar Electricity & Water Co QSC	18,650	81

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Qatar Fuel QSC	24,106	$146
Qatar Insurance Co SAQ	54,070	46
Qatar Islamic Bank SAQ	54,934	230
Qatar National Bank QPSC	206,945	1,091

		2,403

Russia — 0.4%
Gazprom PJSC ADR	242,484	1,942
LUKOIL PJSC ADR	18,797	1,729
Magnit GDR *	4,636	47
Magnit PJSC GDR	12,343	140
MMC Norilsk Nickel PJSC ADR	29,147	808
Mobile TeleSystems PJSC ADR	24,000	215
Novatek PJSC GDR	4,179	892
PhosAgro PJSC GDR	4,415	55
Rosneft Oil Co PJSC GDR	54,624	362
Sberbank of Russia PJSC ADR	122,799	1,805
Severstal GDR	2,590	36
Severstal PJSC GDR	7,602	104
Surgutneftegas PJSC ADR	97,095	618
Tatneft PJSC ADR	11,659	816
X5 Retail Group GDR	5,903	197

		9,766

Saudi Arabia — 0.2%
Advanced Petrochemical	7,747	96
Al Rajhi Bank	51,940	837
Alinma Bank	32,480	182
Almarai JSC	10,291	137
Bank AlBilad	10,010	66
Bank Al-Jazira	6,814	24
Banque Saudi Fransi	23,392	210
Bupa Arabia for Cooperative Insurance	1,603	46
Dar Al Arkan Real Estate Development *	15,677	50
Etihad Etisalat *	14,551	87
for Cooperative Insurance *	2,789	52
Jarir Marketing	5,178	219
National Commercial Bank	52,160	605
National Industrialization *	12,941	42
Riyad Bank	50,243	297
Sahara International Petrochemical	15,509	68
Samba Financial Group	41,970	310
Saudi Airlines Catering	4,529	104
Saudi Arabian Fertilizer	8,009	167
Saudi Arabian Mining *	18,072	204
Saudi Basic Industries	33,740	789
Saudi British Bank	14,581	127
Saudi Cement	3,828	70
Saudi Electricity	44,197	245
Saudi Industrial Investment Group	11,881	67
Saudi Kayan Petrochemical *	29,416	80
Saudi Telecom	17,016	435
Savola Group *	13,106	108

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Yanbu National Petrochemical	15,257	$203

		5,927

Singapore — 0.3%
Ascendas Real Estate Investment Trust	89,800	209
CapitaLand Commercial Trust	95,100	143
CapitaLand Ltd	92,300	244
CapitaLand Mall Trust	93,300	174
City Developments Ltd	16,500	131
ComfortDelGro	78,400	133
Dairy Farm International Holdings Ltd	10,300	62
DBS Group Holdings Ltd	64,100	1,225
Genting Singapore Ltd	235,200	162
Golden Agri-Resources Ltd	171,000	26
Hongkong Land Holdings Ltd	41,900	230
Jardine Cycle & Carriage Ltd	3,600	87
Jardine Matheson Holdings Ltd	7,900	451
Jardine Strategic Holdings Ltd	8,000	259
Keppel Corp Ltd	52,300	264
Oversea-Chinese Banking Corp Ltd	117,011	942
SATS Ltd	24,700	92
Sembcorp Industries Ltd	23,600	40
Singapore Airlines Ltd	19,600	136
Singapore Exchange Ltd	29,100	191
Singapore Press Holdings Ltd	58,400	95
Singapore Technologies Engineering	56,400	165
Singapore Telecommunications Ltd	291,800	708
Suntec Real Estate Investment Trust	68,600	94
United Overseas Bank Ltd	45,000	887
UOL Group Ltd	17,000	97
Venture Corp Ltd	10,000	116
Wilmar International Ltd	69,400	191
Yangzijiang Shipbuilding Holdings Ltd	87,200	61

		7,615

Slovak Republic — 0.0%
Celltrion Inc *	4,038	694

South Africa — 0.5%
Absa Group Ltd	33,576	345
Anglo American Platinum Ltd	2,662	199
AngloGold Ashanti Ltd	19,468	427
Aspen Pharmacare Holdings Ltd	19,295	135
Bid Corp Ltd	15,722	368
Bidvest Group Ltd/The	13,878	190
Capitec Bank Holdings Ltd	2,228	203
Clicks Group Ltd	12,683	207
Discovery	19,021	152
Exxaro Resources	12,377	101
FirstRand Ltd	154,710	671
Fortress, Cl A	41,177	57
Foschini Group Ltd/The	11,678	135
Gold Fields Ltd	39,877	246
Growthpoint Properties Ltd	141,679	208
Investec Ltd	14,922	85

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kumba Iron Ore Ltd	2,229	$54
Liberty Holdings Ltd	3,342	26
Life Healthcare Group Holdings Ltd	48,238	76
Momentum Metropolitan Holdings	22,179	30
Mr Price Group	12,497	133
MTN Group Ltd	78,319	487
MultiChoice Group Ltd *	21,205	177
Naspers Ltd, Cl N	19,882	2,832
Nedbank Group Ltd	17,395	265
NEPI Rockcastle PLC	18,358	160
Netcare Ltd	40,199	46
Old Mutual Ltd	231,599	302
Pick n Pay Stores Ltd	12,807	56
PSG Group Ltd	5,218	82
Rand Merchant Investment Holdings Ltd	26,504	52
Redefine Properties Ltd	267,178	134
Reinet Investments SCA	5,085	96
Remgro Ltd	24,858	286
RMB Holdings	37,200	196
Sanlam Ltd	82,925	438
Sappi Ltd	18,318	47
Sasol Ltd	25,911	472
Shoprite Holdings Ltd	22,411	201
SPAR Group Ltd/The	6,665	90
Standard Bank Group Ltd	59,406	684
Telkom SA SOC Ltd	9,728	45
Tiger Brands Ltd	5,583	80
Truworths International Ltd	15,321	54
Vodacom Group	30,461	267
Woolworths Holdings Ltd/South Africa	48,651	186

		11,783

South Korea — 1.1%
Amorepacific Corp	1,538	254
AMOREPACIFIC Group	993	72
BGF retail	268	41
BNK Financial Group	9,587	57
Celltrion Healthcare Co Ltd *	1,736	82
Celltrion Pharm Inc *	361	12
Cheil Worldwide Inc	2,376	51
CJ CheilJedang	287	56
CJ Corp	502	36
CJ ENM Co Ltd	372	53
CJ Logistics Corp *	314	43
Daelim Industrial	1,377	108
Daewoo Engineering & Construction *	4,086	15
Daewoo Shipbuilding & Marine Engineering Co Ltd *	884	21
DB Insurance	2,679	116
Doosan Bobcat Inc	1,725	47
E-MART Inc	723	69
Fila Korea Ltd	2,385	118
GS Engineering & Construction Corp	2,067	55
GS Holdings Corp	1,768	75

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
GS Retail Co Ltd	719	$24
Hana Financial Group Inc	13,961	404
Hankook Tire Co Ltd	4,226	113
Hanmi Pharm	221	63
Hanmi Science Co ltd	323	12
Hanon Systems	6,465	64
Hanwha Chemical	3,669	52
Hanwha Corp	886	18
Hanwha Life Insurance Co Ltd	7,290	14
HDC Hyundai Development -Engineering & Construction, Cl E	1,885	50
Helixmith Co Ltd *	1,071	89
HLB Inc *	1,152	166
Hotel Shilla Co Ltd	1,560	104
Hyundai Department Store Co Ltd	483	31
Hyundai Engineering & Construction	3,782	140
Hyundai Glovis Co Ltd	1,011	131
Hyundai Heavy Industries Co Ltd *	1,881	197
Hyundai Heavy Industries Holdings Co Ltd	486	143
Hyundai Marine & Fire Insurance Co Ltd	2,100	46
Hyundai Mobis	3,145	643
Hyundai Motor	6,865	720
Hyundai Steel	3,962	108
Industrial Bank of Korea	12,420	126
Kakao Corp	2,380	289
Kangwon Land Inc	5,783	156
KB Financial Group Inc	18,272	659
KCC Corp	200	39
Kia Motors Corp	12,252	448
Korea Aerospace Industries	2,530	83
Korea Electric Power Corp	12,173	266
Korea Gas Corp	597	20
Korea Investment Holdings Co Ltd	2,074	121
Korea Zinc Co Ltd	415	155
Korean Air Lines	1,632	35
KT&G Corp	5,419	466
Kumho Petrochemical Co Ltd	629	38
LG Chem Ltd	2,116	559
LG Corp	4,479	267
LG Display	11,359	133
LG Electronics	4,987	287
LG Household & Health Care Ltd	434	470
LG Innotek	489	51
LG Uplus Corp	3,757	43
Lotte Chemical Corp	831	162
Lotte Corp	633	20
Lotte Shopping Co Ltd	392	42
Medy-Tox Inc	290	82
Meritz Securities	10,483	41
Mirae Asset Daewoo Co Ltd	21,038	129
NAVER Corp	6,464	911
NCSoft Corp	775	344
Netmarble Corp	1,271	98

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NH Investment & Securities Co Ltd	8,913	$93
OCI Co Ltd	657	36
Orange Life Insurance	776	19
Orion Corp/Republic of Korea	821	75
Ottogi Corp	30	15
Pan Ocean Co Ltd *	9,200	35
Pearl Abyss Corp *	165	31
POSCO	3,607	656
POSCO Chemical Co Ltd	531	22
Posco International Corp	1,207	19
S-1, Cl 1	589	47
Samsung Biologics Co Ltd *	794	272
Samsung C&T Corp	4,013	345
Samsung Card Co Ltd	2,221	64
Samsung Electro-Mechanics Co Ltd	2,683	261
Samsung Electronics Co Ltd	213,472	9,247
Samsung Engineering *	5,426	83
Samsung Fire & Marine Insurance Co Ltd	1,445	269
Samsung Heavy Industries Co Ltd *	21,737	135
Samsung Life Insurance Co Ltd	3,337	202
Samsung SDI Co Ltd	2,548	498
Samsung SDS	1,641	284
Samsung Securities Co Ltd	3,735	108
Shinhan Financial Group Co Ltd	20,679	755
Shinsegae Inc	256	52
SillaJen Inc *	2,962	49
SK Holdings Co Ltd	1,651	367
SK Hynix Inc	24,152	1,702
SK Innovation Co Ltd	2,599	357
SK Telecom Co Ltd	967	197
S-Oil Corp	2,214	190
Woongjin Coway Co Ltd	2,516	199
Woori Financial Group Inc	22,527	228
Yuhan Corp	310	60

		28,225

Spain — 0.6%
ACS Actividades de Construccion y Servicios SA	9,384	381
Aena SME SA	2,417	444
Amadeus IT Group SA, Cl A	15,662	1,159
Banco Bilbao Vizcaya Argentaria SA	237,935	1,254
Banco de Sabadell SA	202,729	222
Banco Santander SA	603,301	2,419
Bankia	44,986	86
Bankinter SA	24,375	169
CaixaBank SA	128,695	368
Cellnex Telecom	6,982	301
Enagas SA	8,167	202
Endesa SA	11,406	310
Ferrovial SA	17,442	515
Grifols	10,713	345
Iberdrola	214,134	2,200
Industria de Diseno Textil SA	38,941	1,214

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mapfre SA	39,194	$109
Naturgy Energy Group	10,780	294
Red Electrica Corp SA	15,530	313
Repsol SA	51,756	849
Siemens Gamesa Renewable Energy SA	8,636	119
Telefonica SA	166,739	1,279

		14,552

Sweden — 0.5%
Alfa Laval	11,320	262
Assa Abloy AB, Cl B	35,814	851
Atlas Copco AB, Cl A	24,000	850
Atlas Copco AB, Cl B	13,991	434
Boliden	9,843	265
Electrolux AB	8,133	214
Epiroc, Cl A	23,719	267
Epiroc AB, Cl B	14,147	154
Essity AB, Cl B	21,682	678
Hennes & Mauritz AB, Cl B	28,773	603
Hexagon, Cl B	9,321	477
Husqvarna, Cl B	15,147	116
ICA Gruppen AB	3,495	155
Industrivarden AB, Cl C	6,063	132
Investor AB, Cl B	16,275	835
Kinnevik AB	8,712	239
L E Lundbergforetagen AB, Cl B	2,775	105
Lundin Petroleum	6,754	224
Millicom International Cellular SA	1,932	88
Nordea Bank Abp	115,871	849
Sandvik AB	40,352	714
Securitas AB, Cl B	11,293	181
Skandinaviska Enskilda Banken AB, Cl A	58,235	559
Skanska AB, Cl B	12,256	261
SKF AB, Cl B	13,674	248
Svenska Handelsbanken AB, Cl A	54,645	548
Swedbank AB, Cl A	32,422	455
Swedish Match AB	6,324	298
Tele2 AB, Cl B	17,957	257
Telefonaktiebolaget LM Ericsson, Cl B	109,685	960
Telia Co AB	100,812	444
Volvo AB, Cl B	53,063	795

		13,518

Switzerland — 1.8%
ABB Ltd	65,769	1,379
Adecco Group AG	5,678	337
Alcon Inc *	15,486	914
Baloise Holding AG	1,752	323
Barry Callebaut	79	167
Chocoladefabriken Lindt & Spruengli AG	43	617
Cie Financiere Richemont SA	18,623	1,465
Clariant AG	7,751	159
Coca-Cola HBC AG	7,211	219
Credit Suisse Group AG	91,248	1,131
Dufry AG	1,565	136

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
EMS-Chemie Holding AG	295	$184
Geberit	1,325	672
Givaudan	330	969
Julius Baer Group Ltd	8,029	354
Kuehne + Nagel International AG	1,941	313
LafargeHolcim Ltd	17,343	894
Lonza Group AG	2,660	957
Nestle SA	109,495	11,687
Novartis AG	76,506	6,675
Pargesa Holding SA	1,407	111
Partners Group Holding AG	669	522
Roche Holding AG	25,033	7,530
Schindler Holding	1,461	357
Schindler Holding AG	728	172
SGS SA	191	497
Sika AG	4,560	783
Sonova Holding AG	1,988	455
Straumann Holding AG	370	330
Swatch Group	1,053	291
Swatch Group AG/The	2,037	109
Swiss Life Holding AG	1,224	612
Swiss Prime Site AG	2,734	282
Swiss Re AG	10,879	1,139
Swisscom AG	927	473
Temenos AG	2,291	327
Transocean *	28,200	134
UBS Group	137,554	1,623
Vifor Pharma AG	1,638	257
Zurich Insurance Group AG	5,398	2,109

		47,665

Taiwan — 1.2%
Acer Inc	152,000	89
Advantech Co Ltd	17,000	168
Airtac International Group	5,000	69
ASE Technology Holding	162,000	423
Asia Cement Corp	107,000	151
Asustek Computer Inc	34,000	231
AU Optronics Corp	300,000	77
Catcher Technology Co Ltd	31,000	263
Cathay Financial Holding Co Ltd	350,000	463
Chailease Holding Co Ltd	56,650	256
Chang Hwa Commercial Bank Ltd	267,240	209
Cheng Shin Rubber Industry	111,000	174
Chicony Electronics Co Ltd	31,000	96
China Airlines	48,000	14
China Development Financial Holding Corp	616,000	192
China Life Insurance Co Ltd/Taiwan	134,471	111
China Steel Corp	549,000	423
Chunghwa Telecom Co Ltd	175,000	644
Compal Electronics	145,000	87
CTBC Financial Holding Co Ltd	855,000	595
Delta Electronics Inc	91,000	401
E.Sun Financial Holding Co Ltd	487,351	441

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eclat Textile Co Ltd	7,000	$94
Eva Airways Corp	80,327	38
Evergreen Marine Corp Taiwan Ltd *	53,000	22
Far Eastern New Century Corp	157,000	153
Far EasTone Telecommunications	77,000	185
Feng TAY Enterprise Co Ltd	11,000	74
First Financial Holding	467,630	343
Formosa Chemicals & Fibre Corp	162,000	472
Formosa Petrochemical	59,000	188
Formosa Plastics	205,000	659
Formosa Taffeta Co Ltd	22,000	25
Foxconn Technology Co Ltd	48,000	103
Fubon Financial Holding	309,000	452
Giant Manufacturing Co Ltd	15,000	111
Globalwafers	8,000	96
Highwealth Construction Corp	28,000	43
Hiwin Technologies	8,240	71
Hon Hai Precision Industry Co Ltd	569,000	1,507
Hotai Motor	14,000	247
Hua Nan Financial Holdings Co Ltd	377,511	272
Innolux Corp	293,000	65
Inventec	87,000	63
Largan Precision Co Ltd	4,000	587
Lite-On Technology Corp	104,000	172
MediaTek Inc	70,000	938
Mega Financial Holding Co Ltd	504,000	495
Micro-Star International Co Ltd	35,000	103
Nan Ya Plastics Corp	238,000	563
Nanya Technology	43,000	99
Nien Made Enterprise Co Ltd	11,000	100
Novatek Microelectronics Corp	28,000	180
Pegatron Corp	96,000	187
Phison Electronics Corp	8,000	73
Pou Chen Corp	110,000	147
Powertech Technology Inc	26,000	82
President Chain Store Corp	27,000	270
Quanta Computer Inc	129,000	248
Realtek Semiconductor	24,000	179
Ruentex Development Co Ltd	7,000	11
Ruentex Industries Ltd	10,000	24
Shanghai Commercial & Savings Bank Ltd/The *	157,862	272
Shin Kong Financial Holding Co Ltd	524,720	166
SinoPac Financial Holdings Co Ltd	514,000	211
Standard Foods Corp	12,000	24
Synnex Technology International Corp	70,000	84
TaiMed Biologics *	5,000	22
Taishin Financial Holding	461,399	214
Taiwan Business Bank	139,650	59
Taiwan Cement	231,143	307
Taiwan Cooperative Financial Holding Co Ltd	428,480	295
Taiwan High Speed Rail	97,000	115
Taiwan Mobile	76,000	283

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Taiwan Semiconductor Manufacturing	1,093,000	$10,718
Tatung *	79,000	48
Uni-President Enterprises Corp	223,000	551
United Microelectronics Corp	562,000	258
Vanguard International Semiconductor Corp	31,000	66
Walsin Technology Corp	11,000	66
Win Semiconductors Corp	14,000	146
Winbond Electronics	161,000	91
Wistron	98,000	90
WPG Holdings Ltd	78,000	99
Yageo	9,000	93
Yuanta Financial Holding Co Ltd	470,000	294
Zhen Ding Technology Holding Ltd	24,000	114

		30,004

Thailand — 0.3%
Advanced Info Service PCL NVDR	55,700	422
Airports of Thailand PCL NVDR	198,900	515
Bangkok Bank	9,900	57
Bangkok Bank PCL NVDR	13,600	78
Bangkok Dusit Medical Services PCL NVDR	439,900	350
Bangkok Expressway & Metro PCL NVDR	378,000	135
Banpu NVDR	151,800	58
Berli Jucker PCL NVDR	42,600	69
BTS Group Holdings PCL NVDR	323,200	143
Bumrungrad Hospital NVDR	15,300	61
Central Pattana NVDR	106,500	226
Charoen Pokphand Foods PCL NVDR	188,600	158
CP ALL PCL NVDR	268,500	694
Electricity Generating PCL NVDR	14,300	164
Energy Absolute PCL NVDR	82,900	113
Fabrinet *	4,477	252
Gulf Energy Development NVDR	19,100	103
Home Product Center NVDR	289,200	165
Indorama Ventures PCL NVDR	84,100	78
Intouch Holdings NVDR	100,700	220
IRPC PCL NVDR	401,100	45
Kasikornbank PCL NVDR	97,400	448
Krung Thai Bank NVDR	177,600	98
Land & Houses PCL NVDR	412,700	133
Minor International PCL NVDR	134,900	161
Muangthai Capital PCL NVDR	16,500	34
PTT Exploration & Production NVDR	65,700	262
PTT Global Chemical PCL NVDR	108,000	182
PTT PCL NVDR	524,500	786
Ratch Group NVDR	26,300	64
Robinson NVDR	12,000	26
Siam Cement PCL/The NVDR	36,100	439
Siam Commercial Bank NVDR	42,400	157
Thai Oil PCL NVDR	39,200	89
Thai Union Group PCL NVDR	118,200	57
TMB Bank NVDR	289,100	14
Total Access Communication NVDR	26,500	54

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
True Corp PCL NVDR	414,900	$69

		7,179

Turkey — 0.0%
Akbank T.A.S.	140,184	170
Anadolu Efes Biracilik Ve Malt Sanayii	6,106	21
Arcelik AS	10,821	34
Aselsan Elektronik Sanayi Ve Ticaret AS	8,833	28
BIM Birlesik Magazalar AS	21,008	174
Eregli Demir ve Celik Fabrikalari TAS	87,058	100
Ford Otomotiv Sanayi	1,100	12
Haci Omer Sabanci Holding	50,001	72
KOC Holding AS	26,326	86
TAV Havalimanlari Holding AS	5,106	23
Tupras Turkiye Petrol Rafinerileri AS	4,333	94
Turk Hava Yollari AO *	18,779	38
Turkcell Iletisim Hizmetleri AS	38,065	84
Turkiye Garanti Bankasi AS	112,830	182
Turkiye Is Bankasi, Cl C	53,580	54
Turkiye Sise ve Cam Fabrikalari AS	10,094	8

		1,180

United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC	131,122	278
Aldar Properties PJSC	133,321	85
DP World PLC	8,231	109
Dubai Islamic Bank PJSC	83,268	120
Emaar Development PJSC	15,970	18
Emaar Malls PJSC	90,071	48
Emaar Properties PJSC	168,992	197
Emirates Telecommunications Group Co PJSC	81,408	367
First Abu Dhabi Bank PJSC	126,204	523

		1,745

United Kingdom — 3.0%
3i Group PLC	34,842	509
Admiral Group PLC	6,819	178
Anglo American PLC	37,622	965
Antofagasta PLC	14,264	160
Aon PLC	13,100	2,530
Ashtead Group PLC	16,929	514
Associated British Foods PLC	12,770	368
AstraZeneca	46,715	4,534
Auto Trader Group PLC	33,622	245
Aviva PLC	139,497	749
BAE Systems PLC	114,253	852
Barclays	611,568	1,328
Barratt Developments	36,472	298
Berkeley Group Holdings PLC	4,420	252
BHP Group PLC	75,329	1,594
BP PLC	734,156	4,648
British American Tobacco PLC	81,769	2,859
British Land	32,630	262
BT Group, Cl A	301,359	798

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bunzl PLC	12,074	$314
Burberry Group	14,763	390
Carnival PLC	5,908	236
Centrica PLC	205,055	193
Compass Group	56,595	1,506
Croda International PLC	4,614	288
DCC PLC	3,528	330
Diageo PLC	84,607	3,465
Direct Line Insurance Group	49,578	175
easyJet PLC	5,883	94
Evraz	18,281	87
Ferguson	8,297	707
Fresnillo PLC	8,110	75
G4S PLC	56,171	150
GlaxoSmithKline PLC	178,702	4,090
Glencore PLC	397,001	1,195
GVC Holdings PLC	21,034	242
Halma	13,620	330
Hargreaves Lansdown PLC	10,241	235
HSBC Holdings	724,343	5,464
Imperial Brands PLC	34,180	749
Informa	44,829	450
InterContinental Hotels Group PLC	6,166	372
Intertek Group PLC	5,783	400
Investec PLC	24,690	140
ITV	130,824	226
J Sainsbury PLC	63,755	168
John Wood Group PLC	24,761	108
Johnson Matthey PLC	6,956	276
Kingfisher PLC	76,085	204
Kingspan Group PLC	5,509	286
Land Securities Group PLC	25,322	308
Legal & General Group	213,038	727
Lloyds Banking Group PLC	2,544,641	1,870
London Stock Exchange Group PLC	11,197	1,008
M&G *	92,479	256
Magnitogorsk Iron & Steel Works PJSC GDR	6,131	45
Marks & Spencer Group	70,371	165
Meggitt PLC	28,044	227
Melrose Industries PLC	174,156	480
Merlin Entertainments PLC	25,982	153
Micro Focus International	6,081	83
Micro Focus International PLC ADR	6,221	85
Mondi	17,291	357
National Grid PLC	125,300	1,461
Next PLC	4,936	420
NMC Health PLC	3,417	97
Novolipetsk Steel PJSC GDR	5,872	115
Ocado Group *	16,369	281
Pearson PLC	28,069	248
Persimmon PLC	11,412	336
Polymetal International	7,309	120
Polyus PJSC GDR	2,002	118

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Prudential PLC	92,479	$1,614
Reckitt Benckiser Group PLC	25,230	1,947
RELX PLC	70,009	1,683
Rentokil Initial	66,367	390
Rio Tinto PLC	40,644	2,111
Rolls-Royce Holdings PLC	60,987	560
Royal Bank of Scotland Group PLC	172,536	475
RSA Insurance Group PLC	36,918	249
Sage Group PLC/The	38,922	363
Schroders PLC	4,492	180
Segro PLC	39,222	428
Severn Trent PLC	8,541	249
Smith & Nephew PLC	31,277	669
Smiths Group PLC	14,231	297
Spirax-Sarco Engineering	2,644	271
SSE PLC	39,024	648
St. James’s Place	19,042	257
Standard Chartered PLC	100,465	911
Standard Life Aberdeen PLC	89,429	351
Tata Steel Ltd GDR	12,084	65
Taylor Wimpey	118,018	253
Tesco PLC	349,654	1,064
Unilever PLC	39,579	2,367
United Utilities Group PLC	24,525	276
Vodafone Group PLC	953,261	1,942
VTB Bank PJSC GDR	54,743	73
Weir Group PLC/The	9,373	163
Whitbread PLC	4,760	250
Wm Morrison Supermarkets PLC	85,331	220
WPP PLC	45,141	563

		76,437

United States — 68.3%

Communication Services — 6.1%
Activision Blizzard Inc	41,100	2,303
Alphabet Inc, Cl A *	16,300	20,518
Alphabet Inc, Cl C *	16,600	20,918
Altice USA, Cl A *	17,900	554
AMC Entertainment Holdings Inc, Cl A	6,766	63
AMC Networks Inc, Cl A *	2,400	105
Anterix *	1,196	49
AT&T Inc	396,900	15,277
ATN International Inc	1,352	80
Bandwidth, Cl A *	2,041	115
Boingo Wireless Inc *	5,229	50
Boston Omaha Corp, Cl A *	1,358	31
Cable One Inc	200	265
Cardlytics Inc *	1,801	75
Care.com Inc *	2,871	34
Cargurus, Cl A *	9,338	314
Cars.com Inc *	8,630	98
CBS Corp, Cl B	17,700	638
CenturyLink	59,300	767

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Charter Communications Inc, Cl A *	8,700	$4,070
Cincinnati Bell Inc *	6,675	34
Cinemark Holdings Inc	5,800	212
Clear Channel Outdoor Holdings, Cl A *	5,280	12
Cogent Communications Holdings Inc	5,151	302
Comcast Corp, Cl A	245,400	10,999
comScore *	6,445	15
Consolidated Communications Holdings Inc	9,345	37
Cumulus Media, Cl A *	1,916	26
Daily Journal Corp *	153	43
DHI Group *	6,990	25
Discovery Inc, Cl A *	8,400	226
Discovery Inc, Cl C *	18,800	475
DISH Network Corp, Cl A *	12,711	437
Electronic Arts Inc *	16,200	1,562
Emerald Expositions Events Inc	3,351	33
Entercom Communications, Cl A	16,369	57
Entravision Communications Corp, Cl A	8,406	24
Eros International PLC *	9,124	20
Eventbrite, Cl A *	4,716	85
EverQuote, Cl A *	1,256	25
EW Scripps, Cl A	7,005	94
Facebook Inc, Cl A *	130,300	24,972
Fluent Inc *	5,810	14
Fox Corp	27,900	887
Frontier Communications *	14,493	13
Gaia Inc, Cl A *	1,629	11
Gannett Co Inc	13,071	142
GCI Liberty Inc *	5,500	385
Glu Mobile *	14,347	85
Gogo Inc *	6,895	42
Gray Television Inc *	11,528	189
Hemisphere Media Group Inc, Cl A *	1,767	23
IAC/InterActiveCorp *	4,100	932
IDT, Cl B *	2,382	16
Intelsat SA *	8,501	216
Interpublic Group of Cos Inc/The	20,900	455
Iridium Communications *	12,479	305
John Wiley & Sons Inc, Cl A	2,400	111
Lee Enterprises *	7,797	14
Liberty Broadband Corp, Cl A *	1,400	165
Liberty Broadband Corp, Cl C *	5,700	673
Liberty Latin America Ltd, Cl A *	5,540	104
Liberty Latin America Ltd, Cl C *	14,072	259
Liberty Media Corp-Liberty Braves, Cl A *	1,344	40
Liberty Media Corp-Liberty Formula One, Cl A *	1,400	57
Liberty Media Corp-Liberty Formula One, Cl C *	10,800	459
Liberty Media Corp-Liberty SiriusXM, Cl A *	4,600	207
Liberty Media -Liberty Braves, Cl C *	4,513	133
Liberty Media -Liberty SiriusXM, Cl C *	9,000	407
Liberty TripAdvisor Holdings Inc, Cl A *	9,220	89

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lions Gate Entertainment Corp, Cl A	2,700	$22
Lions Gate Entertainment Corp, Cl B	5,400	40
Live Nation Entertainment Inc *	7,500	529
LiveXLive Media Inc *	3,080	5
Loral Space & Communications Inc *	1,544	62
Madison Square Garden *	1,000	267
Marchex, Cl B *	4,893	16
Marcus Corp/The	2,728	98
Match Group Inc	2,900	212
Meet Group Inc/The *	9,917	42
Meredith Corp	5,075	191
MSG Networks Inc *	7,418	120
National CineMedia Inc	7,419	62
Netflix Inc *	22,800	6,553
New Media Investment Group	7,763	68
New York Times, Cl A	8,800	272
News Corp	6,600	93
News Corp, Cl A	20,800	285
Nexstar Media Group Inc, Cl A	2,400	233
Omnicom Group Inc	12,100	934
Ooma *	2,651	30
ORBCOMM Inc *	9,574	38
Pareteum *	14,399	5
QuinStreet Inc *	5,717	73
Reading International Inc, Cl A *	2,413	27
Roku Inc, Cl A *	4,500	662
Rosetta Stone Inc *	2,636	51
Saga Communications Inc, Cl A	405	12
Scholastic Corp	3,606	139
Shenandoah Telecommunications Co	5,906	190
Sinclair Broadcast Group, Cl A	3,300	131
Sirius XM Holdings	77,100	518
Spok Holdings	1,752	21
Spotify Technology *	6,400	924
Sprint Corp *	35,700	222
Take-Two Interactive Software Inc *	6,100	734
TechTarget Inc *	2,952	72
TEGNA Inc	27,132	408
Telephone & Data Systems Inc	5,400	141
T-Mobile US Inc *	16,800	1,389
Travelzoo *	136	1
Tribune Publishing Co	2,526	23
TripAdvisor Inc *	5,700	230
TrueCar Inc *	12,379	41
Twitter Inc *	39,000	1,169
United States Cellular Corp *	700	26
Verizon Communications Inc	225,900	13,660
Viacom, Cl B	19,300	416
Viacom Inc, Cl A	500	12
Vonage Holdings Corp *	28,505	278
Walt Disney Co/The	95,300	12,381
WideOpenWest *	2,757	18
World Wrestling Entertainment Inc, Cl A	2,400	134

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Yelp, Cl A *	8,518	$294
Zayo Group Holdings Inc *	12,400	423
Zillow Group Inc, Cl A *	3,100	100
Zillow Group Inc, Cl C *	6,600	215
Zynga, Cl A *	41,700	257

		158,041

Consumer Discretionary — 7.1%
1-800-Flowers.com Inc, Cl A *	2,989	43
Aaron’s Inc	8,490	636
Abercrombie & Fitch Co, Cl A	8,321	135
Acushnet Holdings Corp	4,389	125
Adient	11,068	235
Adtalem Global Education Inc *	7,085	211
Advance Auto Parts Inc	3,800	617
Amazon.com Inc *	22,600	40,153
American Axle & Manufacturing Holdings Inc *	13,951	117
American Eagle Outfitters Inc	19,888	306
American Outdoor Brands Corp *	7,051	50
American Public Education Inc *	2,115	46
America’s Car-Mart Inc/TX *	759	69
Aramark	13,300	582
Asbury Automotive Group Inc *	2,416	249
Ascena Retail Group Inc *	11,397	4
At Home Group Inc *	6,314	54
AutoNation Inc *	3,000	153
AutoZone Inc *	1,300	1,488
Barnes & Noble Education Inc *	4,021	17
Bassett Furniture Industries	1,017	16
BBX Capital Corp, Cl A	8,835	39
Beazer Homes USA Inc *	3,236	49
Bed Bath & Beyond	15,555	213
Best Buy Co Inc	12,600	905
Big Lots Inc	4,752	103
Biglari Holdings, Cl B *	142	12
BJ’s Restaurants Inc	2,485	98
Bloomin’ Brands	10,617	210
Bluegreen Vacations Corp	1,118	11
Booking Holdings Inc *	2,300	4,712
Boot Barn Holdings Inc *	3,547	124
BorgWarner Inc	11,400	475
Boyd Gaming Corp	10,181	277
Bright Horizons Family Solutions Inc *	3,100	460
Brinker International Inc	4,688	208
Brunswick Corp/DE	4,700	274
Buckle Inc/The	3,786	79
Burlington Stores Inc *	3,600	692
Caesars Entertainment *	31,100	382
Caleres Inc	4,875	105
Callaway Golf	11,685	236
Camping World Holdings Inc, Cl A	4,325	41
Capri Holdings Ltd *	7,600	236

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Career Education *	8,513	$121
CarMax Inc *	9,300	866
Carnival Corp	21,800	935
Carriage Services Inc, Cl A	1,938	50
Carrols Restaurant Group Inc *	4,625	33
Carter’s Inc	2,500	251
Carvana Co, Cl A *	2,200	178
Cato Corp/The, Cl A	2,943	51
Cavco Industries Inc *	1,069	205
Century Casinos Inc *	3,684	27
Century Communities Inc *	3,360	101
Cheesecake Factory Inc/The	5,248	219
Chegg *	14,561	446
Chico’s FAS Inc	13,942	48
Children’s Place	1,965	161
Chipotle Mexican Grill, Cl A *	1,300	1,012
Choice Hotels International Inc	1,900	168
Churchill Downs Inc	4,390	571
Chuy’s Holdings Inc *	2,210	54
Citi Trends Inc	1,603	29
Clarus Corp	3,103	40
Collectors Universe	1,129	32
Columbia Sportswear Co	1,600	145
Conn’s Inc *	2,631	64
Container Store Group Inc/The *	1,670	7
Cooper Tire & Rubber	6,322	179
Cooper-Standard Holdings Inc *	1,985	63
Core-Mark Holding Co Inc	5,676	173
Cracker Barrel Old Country Store Inc	2,402	374
Crocs *	7,869	275
Culp	1,511	23
Dana Inc	18,043	293
Darden Restaurants Inc	6,800	763
Dave & Buster’s Entertainment Inc	4,511	179
Deckers Outdoor Corp *	3,670	561
Del Taco Restaurants Inc *	3,794	29
Delphi Automotive PLC	14,200	1,272
Delta Apparel *	877	22
Denny’s Corp *	7,268	146
Designer Brands Inc, Cl A	8,021	132
Dick’s Sporting Goods Inc	3,900	152
Dillard’s Inc, Cl A	1,301	90
Dine Brands Global Inc	2,086	153
Dollar General Corp	14,100	2,261
Dollar Tree Inc *	12,800	1,413
Domino’s Pizza Inc	2,300	625
Dorman Products Inc *	3,319	239
DR Horton Inc	18,600	974
Drive Shack Inc *	8,093	32
Duluth Holdings Inc, Cl B *	855	8
Dunkin’ Brands Group Inc	4,500	354
eBay Inc	45,000	1,586
El Pollo Loco Holdings Inc *	2,132	25

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eldorado Resorts Inc *	8,103	$363
Empire Resorts Inc *	108	1
Escalade Inc	1,113	13
Ethan Allen Interiors Inc	3,148	62
Etsy Inc *	6,500	289
Everi Holdings Inc *	8,493	85
Expedia Group Inc	7,500	1,025
Express Inc *	9,111	29
Extended Stay America	10,300	146
Fiesta Restaurant Group *	2,261	19
Five Below Inc *	3,000	375
Flexsteel Industries	755	13
Floor & Decor Holdings Inc, Cl A *	3,200	147
Foot Locker Inc	6,100	265
Ford Motor Co	213,000	1,830
Fossil Group Inc *	5,999	65
Fox Factory Holding *	4,732	288
frontdoor Inc *	4,600	222
Funko Inc, Cl A *	2,227	40
GameStop, Cl A	11,654	63
Gap Inc/The	11,800	192
Garmin Ltd	7,900	741
General Motors Co	67,600	2,512
Genesco Inc *	1,871	73
Gentex Corp	14,300	401
Gentherm Inc *	4,006	167
Genuine Parts Co	7,800	800
G-III Apparel Group Ltd *	5,467	137
GNC Holdings Inc, Cl A *	8,476	22
Golden Entertainment *	1,809	26
Goodyear Tire & Rubber Co/The	12,700	202
GoPro Inc, Cl A *	14,804	62
Graham Holdings, Cl B	200	126
Grand Canyon Education *	2,600	239
Green Brick Partners Inc *	2,816	28
Group 1 Automotive Inc	2,185	217
Groupon Inc, Cl A *	55,574	154
GrubHub Inc *	4,900	167
Guess? Inc	5,987	100
H&R Block Inc	11,200	280
Habit Restaurants Inc/The, Cl A *	2,816	30
Hamilton Beach Brands Holding Co, Cl A	674	13
Hanesbrands Inc	19,600	298
Harley-Davidson Inc	8,900	346
Hasbro Inc	6,300	613
Haverty Furniture Cos Inc	2,107	38
Helen of Troy Ltd *	3,118	467
Hibbett Sports Inc *	2,117	51
Hilton Grand Vacations Inc *	5,300	184
Hilton Worldwide Holdings Inc	15,000	1,454
Home Depot	60,100	14,098
Hooker Furniture	1,586	38
Houghton Mifflin Harcourt *	13,486	87

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hudson Ltd, Cl A *	5,192	$64
Hyatt Hotels Corp, Cl A	2,200	164
Inspired Entertainment *	1,391	10
Installed Building Products Inc *	2,827	184
International Game Technology	5,400	71
iRobot Corp *	3,384	163
J Alexander’s Holdings Inc *	1,321	13
J. Jill Inc	481	1
Jack in the Box Inc	3,185	268
JC Penney Co Inc *	41,985	42
Johnson Outdoors Inc, Cl A	648	38
K12 Inc *	4,705	93
KB Home	10,630	379
Kohl’s Corp	8,900	456
Kontoor Brands	5,615	213
Kura Sushi USA, Cl A *	400	7
L Brands Inc	12,500	213
Lands’ End Inc *	1,063	13
Las Vegas Sands Corp	18,500	1,144
Laureate Education Inc, Cl A *	13,280	205
La-Z-Boy Inc, Cl Z	5,554	197
LCI Industries	3,022	293
Leaf Group Ltd *	1,750	5
Lear Corp	3,400	400
Legacy Housing *	736	12
Leggett & Platt	7,100	364
Lennar Corp, Cl A	15,400	918
Lennar Corp, Cl B	900	42
LGI Homes Inc *	2,537	199
Lifetime Brands Inc	1,266	10
Lindblad Expeditions Holdings Inc *	3,009	47
Liquidity Services *	3,831	25
Lithia Motors, Cl A	2,742	432
LKQ Corp *	17,300	588
Lovesac Co/The *	804	13
Lowe’s	42,800	4,777
Lululemon Athletica Inc *	6,400	1,307
Lumber Liquidators Holdings *	3,782	35
M/I Homes Inc *	3,179	140
Macy’s Inc	16,700	253
Malibu Boats Inc, Cl A *	2,653	87
Marine Products Corp	799	11
MarineMax *	2,477	38
Marriott International Inc/MD, Cl A	15,400	1,949
Marriott Vacations Worldwide Corp	5,304	583
MasterCraft Boat Holdings Inc *	2,418	38
Mattel Inc *	18,800	224
McDonald’s	41,800	8,222
MDC Holdings Inc	6,096	236
Meritage Homes Corp *	4,509	325
MGM Resorts International	27,300	778
Michaels Cos Inc/The *	10,962	96
Modine Manufacturing Co *	6,377	73

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mohawk Industries Inc *	3,400	$487
Monarch Casino & Resort Inc *	1,489	64
Monro Inc	4,107	288
Motorcar Parts of America Inc *	2,473	47
Movado Group Inc	1,966	51
Murphy USA Inc *	3,782	446
Nathan’s Famous Inc	397	30
National Vision Holdings Inc *	9,680	230
Newell Brands	23,600	448
NIKE Inc, Cl B	67,200	6,018
Noodles, Cl A *	3,931	21
Nordstrom Inc	6,400	230
Norwegian Cruise Line Holdings Ltd *	12,000	609
NVR Inc *	170	618
Office Depot Inc	68,705	142
Ollie’s Bargain Outlet Holdings Inc *	2,900	185
OneSpaWorld Holdings	5,833	91
O’Reilly Automotive Inc *	4,200	1,829
Overstock.com Inc *	3,580	38
Oxford Industries Inc	2,098	144
Papa John’s International Inc	2,802	164
Party City Holdco Inc *	7,103	40
Penn National Gaming Inc *	13,461	287
Penske Automotive Group Inc	1,900	93
PetMed Express Inc	2,315	54
Planet Fitness, Cl A *	4,600	293
PlayAGS Inc *	3,456	40
Polaris	3,200	316
Pool Corp	2,100	436
Potbelly *	2,339	10
PulteGroup Inc	13,700	538
PVH Corp	4,100	357
Quotient Technology Inc *	8,751	75
Qurate Retail Inc, Cl A *	22,600	216
Ralph Lauren Corp, Cl A	2,900	279
RCI Hospitality Holdings Inc	1,293	24
RealReal *	2,056	48
Red Lion Hotels *	3,360	20
Red Robin Gourmet Burgers *	1,696	52
Red Rock Resorts Inc, Cl A	8,673	189
Regis Corp *	3,436	71
Rent-A-Center Inc/TX, Cl A	6,185	160
RH *	2,035	370
Rocky Brands Inc	960	27
Ross Stores	19,900	2,182
Royal Caribbean Cruises Ltd	9,100	990
RTW RetailWinds *	856	1
Rubicon Project *	6,357	54
Ruth’s Hospitality Group Inc	3,400	70
Sally Beauty Holdings Inc *	14,976	232
Scientific Games, Cl A *	6,993	168
SeaWorld Entertainment Inc *	5,709	151
Select Interior Concepts, Cl A *	2,904	33

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Service Corp International/US	9,500	$432
ServiceMaster Global Holdings Inc *	7,400	299
Shake Shack Inc, Cl A *	3,559	293
Shoe Carnival Inc	1,266	42
Shutterstock Inc *	2,409	98
Signet Jewelers Ltd	6,591	106
Six Flags Entertainment Corp	3,900	165
Skechers U.S.A. Inc, Cl A *	7,100	265
Skyline Champion *	6,381	180
Sleep Number Corp *	3,642	175
Sonic Automotive, Cl A	3,130	101
Sonos Inc *	8,932	117
Sportsman’s Warehouse Holdings Inc *	5,264	36
Stamps.com *	2,049	173
Standard Motor Products	2,688	141
Starbucks	65,900	5,573
Steven Madden Ltd	10,537	434
Stitch Fix, Cl A *	5,317	122
Stoneridge Inc *	3,147	97
Strategic Education Inc	2,678	329
Sturm Ruger & Co Inc	2,136	98
Superior Group of Cos Inc	921	13
Tailored Brands Inc	6,654	31
Tapestry Inc	15,700	406
Target Corp	27,200	2,908
Target Hospitality *	4,390	24
Taylor Morrison Home Corp, Cl A *	13,257	332
Tempur Sealy International Inc *	2,500	227
Tenneco Inc, Cl A	6,640	84
Tesla Inc *	7,500	2,362
Texas Roadhouse Inc, Cl A	8,148	460
Thor Industries	2,700	171
Tiffany & Co	6,600	822
Tile Shop Holdings Inc	2,833	5
Tilly’s Inc, Cl A	3,019	31
TJX Cos Inc/The	66,200	3,816
Toll Brothers Inc	7,400	294
TopBuild Corp *	4,232	440
Tractor Supply	6,700	637
TRI Pointe Group Inc *	17,614	277
Tupperware Brands Corp	6,182	60
Twin River Worldwide Holdings	2,529	63
Ulta Beauty Inc *	3,100	723
Under Armour Inc, Cl A *	10,100	209
Under Armour Inc, Cl C *	10,400	192
Unifi Inc *	1,894	52
Universal Electronics Inc *	1,756	92
Urban Outfitters Inc *	4,000	115
Vail Resorts Inc	2,200	511
Vera Bradley Inc *	2,160	23
VF	16,800	1,382
Vince Holding *	400	8
Vista Outdoor *	7,533	50

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Visteon Corp *	3,520	$327
Waitr Holdings *	6,970	3
Wayfair Inc, Cl A *	3,100	255
Wendy’s Co/The	10,100	214
Weyco Group Inc	860	21
Whirlpool Corp	3,400	517
William Lyon Homes, Cl A *	4,136	80
Williams-Sonoma Inc	4,400	294
Wingstop Inc, Cl A	3,634	303
Winmark Corp	292	53
Winnebago Industries Inc	3,925	189
Wolverine World Wide Inc	10,299	306
WW International *	5,761	201
Wyndham Destinations Inc	5,200	241
Wyndham Hotels & Resorts Inc	5,300	286
Wynn Resorts Ltd	5,600	680
YETI Holdings Inc *	3,950	132
Yum China Holdings Inc	36,400	1,547
Yum! Brands Inc	16,700	1,699
ZAGG Inc *	3,873	29
Zumiez *	2,449	78

		183,225

Consumer Staples — 4.4%
22nd Century Group Inc *	15,693	30
Alico Inc	586	19
Altria Group Inc	102,000	4,569
Andersons Inc/The	4,024	74
Archer-Daniels-Midland Co	30,500	1,282
B&G Foods Inc, Cl A	8,209	128
Beyond Meat *	500	42
BJ’s Wholesale Club Holdings Inc *	13,727	367
Boston Beer Co Inc/The, Cl A *	1,051	394
Bridgford Foods *	291	7
Brown-Forman Corp, Cl A	2,800	174
Brown-Forman Corp, Cl B	9,400	616
Bunge	7,700	416
Calavo Growers	1,976	171
Cal-Maine Foods Inc	3,910	156
Campbell Soup Co	9,700	449
Casey’s General Stores	2,000	342
Celsius Holdings Inc *	3,791	13
Central Garden & Pet Co, Cl A *	6,586	189
Chefs’ Warehouse Inc/The *	3,121	103
Church & Dwight Co Inc	13,300	930
Clorox Co/The	7,000	1,034
Coca-Cola	208,900	11,370
Coca-Cola Consolidated Inc	587	161
Coca-Cola European Partners	4,700	251
Colgate-Palmolive Co	45,800	3,142
Conagra Brands Inc	26,300	711
Constellation Brands Inc, Cl A	8,500	1,618
Costco Wholesale Corp	23,900	7,101

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Coty Inc, Cl A	17,204	$201
Craft Brew Alliance Inc *	1,641	12
Darling Ingredients Inc *	20,491	395
Dean Foods Co	9,373	9
Edgewell Personal Care Co *	6,728	235
elf Beauty Inc *	3,464	58
Energizer Holdings Inc	3,400	144
Estee Lauder Cos Inc/The, Cl A	11,700	2,179
Farmer Brothers Co *	1,471	19
Flowers Foods Inc	9,800	213
Fresh Del Monte Produce Inc	3,878	124
Freshpet Inc *	4,361	228
General Mills Inc	32,400	1,648
Hain Celestial Group Inc/The *	5,000	118
Herbalife Nutrition *	5,900	264
Hershey Co/The	7,700	1,131
HF Foods Group *	1,041	20
Hormel Foods Corp	14,800	605
Hostess Brands Inc, Cl A *	14,737	188
Ingles Markets, Cl A	1,825	72
Ingredion Inc	3,600	284
Inter Parfums Inc	2,188	169
J&J Snack Foods Corp	1,885	360
JM Smucker	6,000	634
John B Sanfilippo & Son Inc	1,105	117
Kellogg Co	13,500	858
Keurig Dr Pepper Inc	9,900	279
Kimberly-Clark	18,700	2,485
Kraft Heinz Co/The	32,900	1,064
Kroger	43,300	1,067
Lamb Weston Holdings Inc	8,000	624
Lancaster Colony Corp	2,405	335
Landec *	2,826	28
Lifevantage *	1,960	27
Limoneira	2,085	39
McCormick & Co Inc/MD	6,700	1,077
Medifast Inc	1,393	155
MGP Ingredients Inc	1,682	72
Molson Coors Brewing, Cl B	9,500	501
Mondelez International Inc, Cl A	77,900	4,086
Monster Beverage Corp *	21,000	1,179
National Beverage	1,544	68
Natural Grocers by Vitamin Cottage Inc *	1,418	12
Nature’s Sunshine Products Inc *	1,374	13
New Age Beverages *	9,579	26
Nu Skin Enterprises Inc, Cl A	3,000	134
Oil-Dri Corp of America	516	18
PepsiCo Inc	76,400	10,480
Performance Food Group *	12,924	551
Philip Morris International	84,800	6,906
Pilgrim’s Pride Corp *	2,900	88
Post Holdings Inc *	3,500	360
PriceSmart Inc	2,780	206

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Primo Water Corp *	4,574	$55
Procter & Gamble Co/The	134,800	16,784
Pyxus International Inc *	851	10
Revlon Inc, Cl A *	840	22
Rite Aid Corp *	7,157	66
Sanderson Farms Inc	2,533	392
Seaboard Corp	14	59
Seneca Foods Corp, Cl A *	715	25
Simply Good Foods Co/The *	10,263	252
SpartanNash	4,703	62
Spectrum Brands Holdings Inc	2,575	129
Sprouts Farmers Market Inc *	6,800	132
Sysco Corp	25,600	2,045
Tootsie Roll Industries Inc	1,989	68
TreeHouse Foods Inc *	3,000	162
Turning Point Brands Inc	1,085	23
Tyson Foods, Cl A	15,900	1,316
United Natural Foods Inc *	6,783	51
Universal Corp/VA	3,085	169
US Foods Holding Corp *	11,700	464
USANA Health Sciences Inc *	1,608	119
Vector Group Ltd	13,592	166
Village Super Market Inc, Cl A	1,132	30
Walgreens Boots Alliance Inc	42,100	2,306
Walmart Inc	76,700	8,994
WD-40 Co	1,687	316
Weis Markets	1,260	48

		112,289

Energy — 2.7%
Abraxas Petroleum *	22,288	6
Altus Midstream, Cl A *	6,937	15
Amplify Energy	1,574	11
Antero Midstream	12,300	79
Antero Resources Corp *	13,200	33
Apache Corp	20,800	451
Apergy Corp *	4,200	106
Arch Coal Inc	1,972	156
Archrock Inc	15,956	154
Baker Hughes a GE Co, Cl A	34,400	736
Berry Petroleum	8,233	77
Bonanza Creek Energy Inc *	2,492	44
Brigham Minerals, Cl A	2,125	41
Cabot Oil & Gas Corp	23,200	432
Cactus Inc, Cl A	5,962	177
California Resources Corp *	5,745	32
Callon Petroleum Co *	28,485	108
Carrizo Oil & Gas Inc *	11,111	82
Centennial Resource Development, Cl A *	10,000	34
Chaparral Energy, Cl A *	4,526	4
Cheniere Energy *	12,600	776
Chesapeake Energy Corp *	56,900	76
Chevron Corp	104,000	12,079

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cimarex Energy Co	5,400	$228
Clean Energy Fuels Corp *	17,736	40
CNX Resources Corp *	22,678	191
Comstock Resources *	2,355	16
Concho Resources Inc	10,600	716
ConocoPhillips	62,200	3,433
CONSOL Energy *	3,525	47
Continental Resources Inc/OK	4,800	141
Contura Energy *	2,419	55
Covia Holdings Corp *	909	1
CVR Energy Inc	3,748	178
Delek US Holdings Inc	9,305	372
Denbury Resources Inc *	59,456	59
Devon Energy Corp	22,500	456
DHT Holdings Inc	10,298	80
Diamond Offshore Drilling Inc *	8,454	45
Diamond S Shipping *	2,955	43
Diamondback Energy Inc	8,600	738
DMC Global Inc	1,812	81
Dorian LPG Ltd *	3,420	43
Dril-Quip Inc *	4,448	182
Earthstone Energy Inc, Cl A *	1,975	8
Energy Fuels Inc/Canada *	12,600	25
EOG Resources	31,600	2,190
EQT Corp	13,800	148
Equitrans Midstream Corp	11,600	161
Era Group Inc *	2,025	20
Evolution Petroleum	3,743	21
Exterran Corp *	3,623	46
Extraction Oil & Gas Inc *	9,170	16
Exxon Mobil Corp	230,800	15,595
Falcon Minerals	5,132	32
Forum Energy Technologies Inc *	7,622	9
FTS International Inc *	3,442	5
GasLog Ltd	5,318	73
Geospace Technologies *	1,833	27
Golar LNG	11,792	162
Goodrich Petroleum Corp *	1,096	11
Green Plains Inc	4,094	50
Gulfport Energy Corp *	19,369	54
Hallador Energy Co	2,989	10
Halliburton Co	47,700	918
Helix Energy Solutions Group Inc *	17,690	152
Helmerich & Payne Inc	5,800	218
Hess Corp	14,300	940
HighPoint Resources Corp *	11,475	12
HollyFrontier	8,700	478
Independence Contract Drilling *	5,019	4
International Seaways Inc *	3,287	83
Jagged Peak Energy Inc *	8,395	60
Kinder Morgan Inc/DE	106,300	2,124
KLX Energy Services Holdings Inc *	2,579	20
Kosmos Energy Ltd	13,900	86

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Laredo Petroleum Inc *	23,550	$56
Liberty Oilfield Services Inc, Cl A	6,609	61
Magnolia Oil & Gas *	12,840	126
Mammoth Energy Services Inc	811	1
Marathon Oil Corp	45,200	521
Marathon Petroleum Corp	36,600	2,341
Matador Resources *	14,007	195
Matrix Service Co *	3,464	65
McDermott International Inc *	22,397	37
Montage Resources Corp *	3,069	14
Murphy Oil Corp	8,900	184
Nabors Industries Ltd	44,999	83
NACCO Industries, Cl A	510	26
National Energy Services Reunited *	3,242	22
National Oilwell Varco Inc	20,800	470
Natural Gas Services Group Inc *	1,731	21
NCS Multistage Holdings *	286	1
Newpark Resources Inc *	11,548	69
NextDecade Corp *	1,429	8
NexTier Oilfield Solutions *	20,033	87
Nine Energy Service Inc *	2,130	12
Noble Corp plc *	31,492	39
Noble Energy Inc	26,200	505
Northern Oil and Gas Inc *	36,162	71
Oasis Petroleum Inc *	40,351	105
Occidental Petroleum Corp	49,268	1,995
Oceaneering International Inc *	12,266	174
Oil States International Inc *	7,517	107
ONEOK Inc	22,400	1,564
Overseas Shipholding Group Inc, Cl A *	9,544	16
Pacific Drilling *	3,915	10
Panhandle Oil and Gas Inc, Cl A	2,115	30
Par Pacific Holdings Inc *	4,514	102
Parker Drilling *	1,297	24
Parsley Energy Inc, Cl A	14,400	228
Patterson-UTI Energy Inc	11,700	97
PBF Energy Inc, Cl A	6,500	210
PDC Energy Inc *	7,685	153
Peabody Energy Corp	8,719	92
Penn Virginia Corp *	1,776	42
Phillips 66	24,700	2,885
Pioneer Natural Resources Co	9,200	1,132
PrimeEnergy Resources *	86	14
ProPetro Holding Corp *	10,115	78
QEP Resources Inc	30,300	101
Range Resources Corp	11,500	46
Renewable Energy Group Inc *	4,790	78
REX American Resources Corp *	737	60
RigNet Inc *	1,730	9
Ring Energy Inc *	6,038	10
Roan Resources *	6,100	9
RPC Inc	7,602	31
SandRidge Energy Inc *	3,204	14

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Schlumberger Ltd	75,700	$2,475
Scorpio Tankers Inc	5,340	170
SEACOR Holdings Inc *	2,188	94
SEACOR Marine Holdings Inc *	2,584	34
Seadrill *	7,983	14
Select Energy Services, Cl A *	7,612	58
SemGroup Corp, Cl A	10,030	161
Ship Finance International Ltd	10,259	148
SilverBow Resources Inc *	866	7
SM Energy Co	14,204	111
Smart Sand Inc *	651	2
Solaris Oilfield Infrastructure, Cl A	4,002	43
Southwestern Energy *	66,976	137
SRC Energy Inc *	30,423	95
Talos Energy Inc *	2,658	57
Targa Resources Corp	12,300	478
Teekay Tankers Ltd, Cl A *	23,800	49
Tellurian Inc *	12,150	97
TETRA Technologies Inc *	12,862	22
Tidewater Inc *	4,819	78
Unit Corp *	6,909	14
Uranium Energy Corp *	24,860	24
US Silica Holdings Inc	8,988	40
US Well Services *	2,988	6
Valero Energy Corp	23,100	2,240
W&T Offshore Inc *	11,817	48
Whiting Petroleum Corp *	11,510	73
Williams	65,000	1,450
World Fuel Services Corp	7,927	331
WPX Energy Inc *	21,600	216

		69,815

Financials — 9.5%
1st Constitution Bancorp	774	15
1st Source Corp	1,648	84
ACNB Corp	929	33
Affiliated Managers Group	2,900	232
Aflac Inc	40,700	2,164
AG Mortgage Investment Trust Inc	3,787	59
AGNC Investment Corp	29,200	498
Alleghany Corp *	800	623
Allegiance Bancshares Inc *	2,507	83
Allstate Corp/The	18,100	1,926
Ally Financial Inc	22,100	677
Amalgamated Bank, Cl A	1,879	34
Ambac Financial Group Inc *	5,798	119
Amerant Bancorp, Cl A *	2,548	50
American Equity Investment Life Holding Co	11,041	272
American Express Co	37,300	4,375
American Financial Group Inc/OH	3,900	406
American International Group Inc	47,400	2,510
American National Bankshares Inc	1,405	51
American National Insurance Co	400	48

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ameriprise Financial Inc	7,400	$1,117
Ameris Bancorp	7,495	321
AMERISAFE Inc	2,398	152
Ames National Corp	1,237	34
Annaly Capital Management Inc	75,400	677
Anworth Mortgage Asset Corp	12,848	44
Apollo Commercial Real Estate Finance	19,129	350
Arch Capital Group Ltd *	21,100	881
Ares Commercial Real Estate	3,535	55
Ares Management, Cl A	8,435	249
Argo Group International Holdings	4,001	248
Arlington Asset Investment Corp, Cl A	4,027	23
ARMOUR Residential Inc	7,570	127
Arrow Financial Corp	1,669	59
Arthur J Gallagher & Co	9,800	894
Artisan Partners Asset Management Inc, Cl A	6,156	168
Ashford *	40	1
Assetmark Financial Holdings *	1,623	45
Associated Banc-Corp	8,900	179
Associated Capital Group Inc	268	11
Assurant Inc	3,300	416
Assured Guaranty Ltd	5,700	267
Athene Holding Ltd, Cl A *	8,700	377
Atlantic Capital Bancshares Inc *	2,654	49
Atlantic Union Bankshares	10,227	377
AXA Equitable Holdings	15,200	328
Axis Capital Holdings Ltd	4,500	267
Axos Financial Inc *	7,216	210
B. Riley Financial	2,643	74
Banc of California Inc	5,584	77
BancFirst Corp	2,277	132
Bancorp Inc/The *	6,671	73
BancorpSouth Bank	12,047	369
Bank First	757	53
Bank of America Corp	459,800	14,378
Bank of Commerce Holdings	2,364	27
Bank of Hawaii Corp	2,200	192
Bank of Marin Bancorp	1,613	71
Bank of New York Mellon Corp/The	46,400	2,169
Bank of NT Butterfield & Son Ltd/The	5,071	167
Bank of Princeton/The	584	17
Bank OZK	6,600	185
Bank7	600	11
BankFinancial Corp	1,922	25
BankUnited Inc	5,300	182
Bankwell Financial Group Inc	917	26
Banner	4,154	224
Bar Harbor Bankshares	2,005	50
Baycom *	1,464	31
BB&T Corp	42,000	2,228
BCB Bancorp	1,377	18
Berkshire Hathaway Inc, Cl B *	106,700	22,682
Berkshire Hills Bancorp Inc	5,756	179

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
BGC Partners Inc, Cl A	14,900	$77
BlackRock Inc, Cl A	6,500	3,001
Blackstone Mortgage Trust Inc, Cl A	15,827	575
Blucora Inc *	5,938	128
BOK Financial Corp	1,800	139
Boston Private Financial Holdings Inc	10,563	119
Bridge Bancorp Inc	1,954	63
Bridgewater Bancshares Inc *	2,587	33
Brighthouse Financial Inc *	6,500	245
Brightsphere Investment Group	8,524	84
Brookline Bancorp Inc	9,936	156
Brown & Brown Inc	12,700	479
Bryn Mawr Bank Corp	2,556	97
Business First Bancshares Inc	1,655	40
Byline Bancorp Inc *	3,043	53
C&F Financial Corp	335	17
Cadence BanCorp, Cl A	15,811	243
Cambridge Bancorp	568	44
Camden National	1,981	88
Cannae Holdings Inc *	8,539	249
Capital Bancorp Inc *	1,200	17
Capital City Bank Group Inc	1,777	51
Capital One Financial Corp	25,400	2,369
Capitol Federal Financial Inc	16,354	233
Capstar Financial Holdings Inc	1,987	34
Capstead Mortgage Corp	10,917	84
Carolina Financial Corp	2,692	102
Carter Bank & Trust *	2,957	58
Cathay General Bancorp	9,539	339
Cboe Global Markets Inc	6,100	702
CBTX Inc	2,348	67
CenterState Bank Corp	15,311	388
Central Pacific Financial Corp	3,615	105
Central Valley Community Bancorp	1,508	31
Century Bancorp Inc/MA, Cl A	379	33
Charles Schwab Corp/The	65,600	2,671
Chemung Financial Corp	338	14
Cherry Hill Mortgage Investment Corp	1,567	21
Chimera Investment Corp	10,200	207
Chubb	25,000	3,811
Cincinnati Financial Corp	8,400	951
CIT Group	5,500	236
Citigroup	123,200	8,853
Citizens & Northern	1,595	41
Citizens Financial Group Inc	25,500	897
Citizens Inc/TX, Cl A *	6,525	43
City Holding	1,992	158
Civista Bancshares Inc	2,028	46
CME Group Inc, Cl A	19,300	3,971
CNA Financial Corp	1,500	67
CNB Financial Corp/PA	1,907	60
CNO Financial Group Inc	19,168	300
Coastal Financial Corp/WA *	760	11

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Codorus Valley Bancorp Inc	1,321	$29
Cohen & Steers	2,808	184
Colony Bankcorp	1,077	17
Colony Credit Real Estate Inc	10,002	143
Columbia Banking System Inc	9,037	355
Columbia Financial Inc *	6,366	105
Comerica	8,800	576
Commerce Bancshares Inc/MO	5,400	348
Community Bank System Inc	6,392	433
Community Bankers Trust Corp	2,167	19
Community Financial Corp/The	493	16
Community Trust Bancorp Inc	2,005	88
ConnectOne Bancorp Inc	3,893	95
Cowen Inc, Cl A *	3,668	55
Crawford, Cl A	2,314	25
Credit Acceptance Corp *	600	263
CrossFirst Bankshares *	1,001	13
Cullen/Frost Bankers Inc	3,100	279
Curo Group Holdings Corp *	2,402	34
Customers Bancorp Inc *	3,421	81
CVB Financial Corp	16,800	349
Diamond Hill Investment Group Inc	380	54
Dime Community Bancshares	4,092	79
Discover Financial Services	18,000	1,445
DNB Financial	490	22
Donegal Group Inc, Cl A	963	14
Donnelley Financial Solutions *	4,257	48
Dynex Capital	3,138	51
E*TRADE Financial Corp	13,500	564
Eagle Bancorp Inc	4,253	192
East West Bancorp	7,900	339
Eaton Vance Corp	6,100	278
eHealth Inc *	2,848	197
Elevate Credit Inc *	3,319	14
Ellington Financial	3,504	65
Employers Holdings Inc	4,032	171
Encore Capital Group Inc *	3,933	131
Enova International *	4,224	99
Enstar Group Ltd *	1,408	283
Entegra Financial Corp *	924	28
Enterprise Bancorp Inc/MA	929	28
Enterprise Financial Services Corp	3,138	137
Equity Bancshares Inc, Cl A *	1,981	55
Erie Indemnity Co, Cl A	1,300	240
Esquire Financial Holdings Inc *	621	15
ESSA Bancorp Inc	974	16
Essent Group Ltd	12,088	630
Evans Bancorp Inc	470	18
Evercore Inc, Cl A	2,200	162
Everest Re Group Ltd	2,200	566
Exantas Capital Corp	4,028	47
EZCORP, Cl A *	6,742	35
FactSet Research Systems Inc	2,000	507

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Farmers & Merchants Bancorp Inc/Archbold OH	1,349	$35
Farmers National Banc Corp	3,375	50
FB Financial Corp	2,126	80
FBL Financial Group Inc, Cl A	1,167	67
Federal Agricultural Mortgage Corp, Cl C	1,160	98
Federated Investors Inc, Cl B	12,057	385
FedNat Holding Co	1,153	17
FGL Holdings	18,399	166
Fidelity D&D Bancorp Inc	281	19
Fidelity National Financial Inc	14,400	660
Fifth Third Bancorp	39,900	1,160
Financial Institutions Inc	2,022	64
First American Financial	5,900	365
First Bancorp Inc/ME	1,387	39
First BanCorp/Puerto Rico	26,458	278
First Bancorp/Southern Pines NC	3,692	139
First Bancshares	2,155	71
First Bank/Hamilton NJ	2,288	24
First Busey Corp	6,581	174
First Business Financial Services Inc	1,149	28
First Capital	455	27
First Choice Bancorp	1,375	31
First Citizens BancShares, Cl A	400	197
First Commonwealth Financial Corp	12,293	173
First Community Bankshares	1,843	59
First Defiance Financial Corp	2,341	72
First Financial Bancorp	12,309	289
First Financial Bankshares Inc	16,336	544
First Financial Corp/IN	1,574	69
First Financial Northwest Inc	854	12
First Foundation Inc	4,993	80
First Guaranty Bancshares Inc	524	11
First Hawaiian Inc	7,200	197
First Horizon National Corp	17,200	275
First Internet Bancorp	1,347	31
First Interstate BancSystem Inc, Cl A	4,745	199
First Merchants Corp	6,808	269
First Mid Bancshares Inc	1,908	67
First Midwest Bancorp Inc/IL	13,082	269
First Northwest Bancorp	938	16
First of Long Island	2,884	68
First Republic Bank/CA	8,900	947
FirstCash Inc	5,293	447
Flagstar Bancorp Inc	3,508	127
Flushing Financial	3,506	76
FNB Corp/PA	17,600	212
FNCB Bancorp	2,453	18
Focus Financial Partners, Cl A *	3,876	85
Franklin Financial Network Inc	1,728	57
Franklin Financial Services	589	21
Franklin Resources Inc	16,400	452
FS Bancorp Inc	550	31

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fulton Financial Corp	20,134	$343
FVCBankcorp *	1,645	28
GAIN Capital Holdings Inc	2,871	12
GAMCO Investors, Cl A	790	12
Genworth Financial Inc, Cl A *	62,761	269
German American Bancorp Inc	2,945	97
Glacier Bancorp Inc	10,779	456
Global Indemnity	820	20
Globe Life	5,600	545
Goldman Sachs Group Inc/The	17,900	3,820
Goosehead Insurance Inc, Cl A	1,468	75
Granite Point Mortgage Trust Inc	6,896	128
Great Ajax Corp	2,189	34
Great Southern Bancorp Inc	1,426	86
Great Western Bancorp Inc	7,100	248
Green Dot Corp, Cl A *	5,853	169
Greene County Bancorp Inc	497	14
Greenhill & Co Inc	1,695	27
Greenlight Capital Re, Cl A *	3,967	43
Guaranty Bancshares Inc/TX	1,088	34
Hallmark Financial Services Inc *	1,321	24
Hamilton Lane Inc, Cl A	2,767	165
Hancock Whitney Corp	11,193	437
Hanmi Financial Corp	3,921	75
Hanover Insurance Group Inc/The	2,300	303
HarborOne Bancorp *	3,538	36
Hartford Financial Services Group Inc/The	19,500	1,113
Hawthorn Bancshares	799	19
HCI Group Inc	692	29
Health Insurance Innovations Inc, Cl A *	1,230	33
Heartland Financial USA Inc	4,354	204
Heritage Commerce Corp	5,262	63
Heritage Financial	4,607	127
Heritage Insurance Holdings	3,494	47
Hilltop Holdings Inc	8,896	208
Hingham Institution for Savings	188	36
Home Bancorp Inc	1,051	40
Home BancShares Inc/AR	19,323	357
HomeStreet Inc *	2,623	79
HomeTrust Bancshares Inc	2,113	56
Hope Bancorp	15,111	216
Horace Mann Educators Corp	5,117	223
Horizon Bancorp	4,806	88
Houlihan Lokey Inc, Cl A	5,091	241
Howard Bancorp *	1,783	30
Huntington Bancshares Inc/OH	56,800	803
IBERIABANK Corp	6,447	473
Independence Holding Co	685	27
Independent Bank Corp/MI	2,838	64
Independent Bank Corp/Rockland MA	4,176	343
Independent Bank Group Inc	4,355	233
Interactive Brokers Group, Cl A	4,000	190
Intercontinental Exchange Inc	30,700	2,896

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
International Bancshares Corp	6,849	$281
INTL. FCStone Inc *	2,018	81
Invesco Ltd	22,100	372
Invesco Mortgage Capital Inc	17,769	280
Investar Holding	1,269	31
Investors Bancorp Inc	28,335	341
Investors Title	197	30
James River Group Holdings Ltd	3,753	134
Janus Henderson Group	8,900	206
Jefferies Financial Group	15,000	280
JPMorgan Chase & Co	173,600	21,686
Kearny Financial	10,017	141
Kemper Corp	3,300	237
KeyCorp	55,300	994
Kinsale Capital Group Inc	2,584	273
KKR Real Estate Finance Trust Inc	3,319	67
Ladder Capital Corp, Cl A	13,011	225
Ladenburg Thalmann Financial Services Inc	15,547	35
Lakeland Bancorp Inc	5,786	96
Lakeland Financial	3,072	143
Lazard Ltd, Cl A (A)	6,300	235
LCNB Corp	1,691	31
Legg Mason	4,600	171
LendingClub *	8,131	103
LendingTree Inc *	400	144
Level One Bancorp Inc	539	13
Lincoln National	11,600	655
Live Oak Bancshares Inc	3,295	60
Loews	14,300	701
LPL Financial Holdings Inc	4,600	372
Luther Burbank Corp	2,736	32
M&T Bank Corp	7,500	1,174
Macatawa Bank Corp	3,521	37
Mackinac Financial	1,306	20
MainStreet Bancshares *	999	21
Malvern Bancorp Inc *	769	17
Markel *	740	867
MarketAxess Holdings Inc	2,000	737
Marlin Business Services Corp	1,199	28
Marsh & McLennan Cos Inc	27,700	2,870
MBIA Inc *	9,685	90
Medallion Financial *	2,955	20
Mercantile Bank Corp	1,929	68
Merchants Bancorp/IN	946	15
Mercury General	1,500	72
Meridian Bancorp	6,120	120
Meta Financial Group Inc	4,258	135
MetLife	44,400	2,077
Metropolitan Bank Holding Corp *	933	40
MFA Financial Inc	24,400	185
MGIC Investment Corp	19,300	265
Mid Penn Bancorp Inc	999	25
Midland States Bancorp Inc	2,749	74

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MidWestOne Financial Group Inc	1,576	$51
MMA Capital Holdings *	684	22
Moelis & Co, Cl A	6,004	214
Moody’s Corp	9,100	2,008
Morgan Stanley	66,200	3,049
Morningstar Inc	1,000	162
Mr Cooper Group Inc *	9,715	124
MSCI Inc, Cl A	4,500	1,056
MutualFirst Financial Inc	817	33
MVB Financial Corp	885	18
Nasdaq Inc	6,300	629
National Bank Holdings Corp, Cl A	3,628	125
National Bankshares Inc	656	28
National General Holdings Corp	8,573	183
National Western Life Group, Cl A	296	81
Navient	13,300	183
NBT Bancorp Inc	5,312	211
Nelnet Inc, Cl A	2,208	135
New Residential Investment Corp	21,900	347
New York Community Bancorp Inc	25,100	292
New York Mortgage Trust Inc	29,756	186
NI Holdings Inc *	1,329	23
Nicolet Bankshares Inc *	1,036	71
NMI Holdings Inc, Cl A *	8,222	240
Northeast Bank	764	16
Northern Trust Corp	11,000	1,096
Northfield Bancorp Inc	5,655	96
Northrim BanCorp Inc	699	27
Northwest Bancshares Inc	12,686	214
Norwood Financial	797	25
Oak Valley Bancorp	717	12
OceanFirst Financial Corp	6,371	152
Ocwen Financial Corp *	15,664	26
OFG Bancorp	6,437	131
Ohio Valley Banc Corp	416	15
Old Line Bancshares Inc	2,001	59
Old National Bancorp/IN	21,090	380
Old Republic International Corp	15,400	344
Old Second Bancorp Inc	3,820	46
On Deck Capital *	7,444	33
OneMain Holdings, Cl A	4,200	168
OP Bancorp	1,304	13
Oppenheimer Holdings Inc, Cl A	1,303	35
Opus Bank	2,854	71
Orchid Island Capital Inc, Cl A	6,830	38
Origin Bancorp Inc	2,267	80
Oritani Financial Corp	4,986	93
Orrstown Financial Services	1,392	30
Pacific Mercantile Bancorp *	1,632	12
Pacific Premier Bancorp Inc	7,221	244
PacWest Bancorp	6,700	248
Palomar Holdings, Cl A *	809	37
Park National Corp	1,605	163

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Parke Bancorp Inc	1,229	$30
PCB Bancorp	1,690	28
PCSB Financial Corp	2,148	44
PDL Community Bancorp *	921	13
Peapack Gladstone Financial Corp	2,453	72
Penns Woods Bancorp	948	29
PennyMac Financial Services Inc	3,232	101
PennyMac Mortgage Investment Trust	10,703	245
Peoples Bancorp	2,303	75
Peoples Bancorp of North Carolina	485	14
Peoples Financial Services	807	40
People’s United Financial Inc	21,100	341
People’s Utah Bancorp	1,941	56
Pinnacle Financial Partners Inc	4,100	241
Pioneer Bancorp *	1,576	21
Piper Jaffray Cos	1,695	133
PJT Partners Inc	2,700	112
PNC Financial Services Group Inc/The	24,900	3,653
Popular Inc	5,400	294
PRA Group Inc *	5,591	190
Preferred Bank/Los Angeles CA	1,802	96
Premier Financial Bancorp Inc	1,794	32
Primerica Inc	2,300	290
Principal Financial Group Inc	15,100	806
ProAssurance Corp	6,580	258
Progressive Corp/The	31,600	2,203
ProSight Global *	1,266	20
Prosperity Bancshares Inc	3,600	248
Protective Insurance Corp	961	15
Provident Bancorp *	925	11
Provident Financial Holdings	850	17
Provident Financial Services Inc	7,667	191
Prudential Bancorp Inc	893	16
Prudential Financial Inc	22,500	2,051
Pzena Investment Management Inc, Cl A	1,744	14
QCR Holdings Inc	1,732	70
Radian Group Inc	25,706	645
Raymond James Financial Inc	6,900	576
RBB Bancorp	2,155	43
Ready Capital Corp	3,911	62
Redwood Trust Inc	11,906	195
Regional Management *	916	26
Regions Financial Corp	56,400	908
Reinsurance Group of America Inc, Cl A	3,400	552
Reliant Bancorp Inc	1,445	33
RenaissanceRe Holdings Ltd	2,200	412
Renasant Corp	7,192	250
Republic Bancorp Inc/KY, Cl A	1,200	53
Republic First Bancorp Inc *	6,343	26
Richmond Mutual Bancorporation *	1,822	25
Riverview Bancorp Inc	2,136	15
RLI Corp	5,019	488
S&P Global Inc	13,600	3,509

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
S&T Bancorp	4,314	$162
Safeguard Scientifics Inc *	2,741	31
Safety Insurance Group Inc	1,832	178
Sandy Spring Bancorp Inc	4,355	150
Santander Consumer USA Holdings Inc	6,300	158
SB One Bancorp	1,120	25
Sculptor Capital Management, Cl A (A)	2,214	40
Seacoast Banking Corp of Florida *	6,410	179
Select Bancorp *	2,260	26
Selective Insurance Group Inc	7,346	508
ServisFirst Bancshares	5,800	203
Shore Bancshares Inc	1,737	27
Siebert Financial Corp *	1,183	11
Sierra Bancorp	1,864	51
Signature Bank/New York NY	2,800	331
Silvercrest Asset Management Group, Cl A	878	11
Simmons First National Corp, Cl A	11,216	268
SLM Corp	23,700	200
SmartFinancial Inc *	1,613	34
South Plains Financial	575	10
South State Corp	4,161	328
Southern First Bancshares Inc *	940	38
Southern Missouri Bancorp Inc	1,019	37
Southern National Bancorp of Virginia Inc	2,585	41
Southside Bancshares Inc	4,034	139
Spirit of Texas Bancshares Inc *	1,577	33
Starwood Property Trust Inc	14,600	359
State Auto Financial Corp	2,171	72
State Street Corp	20,500	1,354
Sterling Bancorp Inc/MI	1,880	18
Sterling Bancorp/DE	11,700	230
Stewart Information Services	2,961	121
Stifel Financial Corp	8,353	468
Stock Yards Bancorp Inc	2,385	95
Summit Financial Group Inc	1,492	38
SunTrust Banks Inc	24,500	1,674
SVB Financial Group *	2,900	642
Synchrony Financial	37,500	1,326
Synovus Financial Corp	8,700	295
T Rowe Price Group	12,700	1,471
TCF Financial	4,471	177
TD Ameritrade Holding Corp	15,200	583
Territorial Bancorp Inc	1,060	31
Texas Capital Bancshares Inc *	2,700	146
TFS Financial Corp	2,700	52
Third Point Reinsurance Ltd *	9,499	90
Timberland Bancorp Inc/WA	1,018	27
Tiptree Inc	2,675	20
Tompkins Financial Corp	1,853	162
Towne Bank/Portsmouth VA	8,184	230
TPG RE Finance Trust Inc	6,319	128
Travelers Cos Inc/The	14,400	1,887
TriCo Bancshares	3,229	122

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TriState Capital Holdings Inc *	3,216	$74
Triumph Bancorp *	2,939	95
Trupanion Inc *	3,624	86
TrustCo Bank Corp NY	12,031	104
Trustmark Corp	8,106	278
Two Harbors Investment Corp	13,400	186
UMB Financial Corp	5,585	364
Umpqua Holdings	11,900	188
Union Bankshares	399	13
United Bankshares	12,182	482
United Community Banks Inc/GA	9,707	293
United Community Financial Corp/OH	5,652	64
United Fire Group Inc	2,657	121
United Insurance Holdings Corp	2,581	32
United Security Bancshares/Fresno CA	1,351	14
Unity Bancorp Inc	780	17
Universal Insurance Holdings Inc	3,641	99
Univest Financial Corp	3,697	95
Unum Group	11,100	306
US Bancorp	78,800	4,493
Valley National Bancorp	40,783	472
Veritex Holdings Inc	6,370	157
Virtu Financial Inc, Cl A	2,200	37
Virtus Investment Partners Inc	864	94
Voya Financial Inc	8,200	442
Waddell & Reed Financial Inc, Cl A	8,717	144
Walker & Dunlop	3,453	218
Washington Federal Inc	9,805	357
Washington Trust Bancorp Inc	1,927	98
Waterstone Financial Inc	3,183	59
Watford Holdings *	2,617	71
Webster Financial Corp	5,000	221
Wells Fargo & Co	216,800	11,193
WesBanco Inc	6,485	244
West Bancorporation Inc	2,116	50
Westamerica Bancorporation	3,211	212
Western Alliance Bancorp	5,400	266
Western Asset Mortgage Capital Corp	6,180	62
Western New England Bancorp Inc	2,754	26
Westwood Holdings Group Inc	1,098	33
White Mountains Insurance Group Ltd	200	214
Willis Towers Watson PLC	7,100	1,327
Wintrust Financial Corp	3,000	191
WisdomTree Investments	17,050	87
World Acceptance Corp *	745	77
WR Berkley Corp	7,750	542
WSFS Financial Corp	6,629	280
Zions Bancorp NA	10,100	490

		244,623

Health Care — 9.6%
Abbott Laboratories	93,400	7,809
AbbVie Inc	80,600	6,412

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Abeona Therapeutics Inc *	3,338	$8
ABIOMED Inc *	2,300	477
Acadia Healthcare Co Inc *	4,700	141
ACADIA Pharmaceuticals Inc *	13,039	553
Accelerate Diagnostics Inc *	3,413	53
Acceleron Pharma Inc *	5,712	256
Accuray *	11,485	30
AcelRx Pharmaceuticals *	10,845	22
Acer Therapeutics *	753	2
Achillion Pharmaceuticals *	16,573	106
Aclaris Therapeutics Inc *	2,493	4
Acorda Therapeutics Inc *	5,936	10
Adamas Pharmaceuticals Inc *	2,663	11
Addus HomeCare Corp *	1,344	113
ADMA Biologics Inc *	5,750	28
Aduro Biotech Inc *	4,159	5
Adverum Biotechnologies Inc *	7,045	51
Aeglea BioTherapeutics Inc *	3,577	27
Aerie Pharmaceuticals *	5,354	119
Agenus Inc *	13,882	36
AgeX Therapeutics *	3,277	5
Agilent Technologies Inc	17,400	1,318
Agios Pharmaceuticals *	2,800	84
Aimmune Therapeutics Inc *	5,561	155
Akcea Therapeutics *	1,276	23
Akebia Therapeutics Inc *	15,321	57
Akero Therapeutics *	698	16
Akorn *	12,389	62
Albireo Pharma Inc *	1,368	25
Aldeyra Therapeutics Inc *	2,146	12
Alector *	4,031	68
Alexion Pharmaceuticals Inc *	11,700	1,233
Align Technology Inc *	4,300	1,085
Allakos *	2,370	163
Allergan PLC	17,900	3,152
Allogene Therapeutics Inc *	4,938	142
Allscripts Healthcare Solutions Inc *	20,572	225
Alnylam Pharmaceuticals Inc *	5,100	442
Alphatec Holdings *	4,307	30
AMAG Pharmaceuticals Inc *	4,446	43
Amedisys Inc *	3,939	506
American Renal Associates Holdings Inc *	2,640	22
AmerisourceBergen Corp, Cl A	8,400	717
Amgen Inc	33,200	7,080
Amicus Therapeutics Inc *	32,398	273
AMN Healthcare Services Inc *	5,709	335
Amneal Pharmaceuticals Inc *	11,274	35
Amphastar Pharmaceuticals Inc *	4,508	87
AnaptysBio *	3,114	117
Anavex Life Sciences *	6,118	17
AngioDynamics *	4,681	72
ANI Pharmaceuticals *	1,134	89
Anika Therapeutics *	1,679	118

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Antares Pharma *	19,195	$64
Anthem Inc	14,000	3,767
Apellis Pharmaceuticals Inc *	6,144	181
Apollo Medical Holdings Inc *	750	11
Apyx Medical *	4,551	30
Arcus Biosciences Inc *	4,286	34
Ardelyx Inc *	5,173	26
Arena Pharmaceuticals Inc *	6,253	305
ArQule *	14,393	146
Arrowhead Pharmaceuticals Inc *	11,552	463
Arvinas Inc *	2,309	48
Assembly Biosciences Inc *	3,015	50
Assertio Therapeutics Inc *	8,716	7
Atara Biotherapeutics Inc *	6,630	72
Athenex Inc *	8,748	97
Athersys Inc *	16,910	22
Atreca, Cl A *	800	9
AtriCure Inc *	4,641	123
Atrion Corp	179	151
Audentes Therapeutics Inc *	5,544	149
Avanos Medical Inc *	5,807	256
Avantor *	12,700	180
Avedro *	753	17
Avid Bioservices Inc *	7,452	40
Avrobio Inc *	2,617	38
Axogen Inc *	4,369	54
Axonics Modulation Technologies Inc *	1,996	49
Axsome Therapeutics *	3,146	76
Baxter International Inc	26,300	2,017
Becton Dickinson and Co	14,500	3,712
Beyondspring *	1,454	17
BioCryst Pharmaceuticals Inc *	14,620	29
BioDelivery Sciences International *	10,748	62
Biogen Inc *	10,000	2,987
Biohaven Pharmaceutical Holding *	4,824	222
BioLife Solutions *	983	17
BioMarin Pharmaceutical Inc *	9,600	703
Bio-Rad Laboratories Inc, Cl A *	1,200	398
BioSig Technologies *	2,228	15
BioSpecifics Technologies Corp *	809	39
Bio-Techne Corp	2,000	416
BioTelemetry Inc *	4,100	161
Bioxcel Therapeutics *	989	4
Bluebird Bio Inc *	3,000	243
Blueprint Medicines Corp *	6,127	422
Boston Scientific Corp *	75,200	3,136
Bridgebio Pharma *	3,017	68
Bristol-Myers Squibb Co	89,300	5,123
Brookdale Senior Living Inc, Cl A *	23,453	172
Bruker Corp	5,500	245
Calithera Biosciences Inc *	4,954	14
Calyxt Inc *	1,360	6
Cambrex Corp *	4,183	250

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cantel Medical Corp	2,000	$146
Cara Therapeutics Inc *	4,757	99
Cardinal Health	16,300	806
Cardiovascular Systems Inc *	4,228	188
CareDx *	5,209	137
CASI Pharmaceuticals Inc *	5,035	17
Castle Biosciences *	500	12
Castlight Health Inc, Cl B *	13,395	20
Catalent Inc *	7,900	384
Catalyst Pharmaceuticals Inc *	12,726	60
Catasys *	1,012	16
Celcuity Inc *	599	9
Celgene *	38,300	4,138
Cellular Biomedicine Group Inc *	1,674	31
CEL-SCI *	3,574	25
Centene Corp *	22,100	1,173
Cerecor *	3,177	11
Cerner Corp	16,900	1,134
Cerus Corp *	17,338	75
Charles River Laboratories International Inc *	2,600	338
Checkpoint Therapeutics *	3,539	7
Chemed Corp	800	315
ChemoCentryx Inc *	5,376	46
Chiasma *	3,570	19
Chimerix Inc *	4,723	7
ChromaDex *	5,313	15
Cigna Corp	20,300	3,623
Clovis Oncology Inc *	6,126	19
Codexis Inc *	6,532	88
Coherus Biosciences Inc *	7,847	136
Collegium Pharmaceutical Inc *	4,212	51
Community Health Systems *	10,777	38
Computer Programs & Systems	1,676	39
Concert Pharmaceuticals Inc *	3,035	19
ConforMIS *	8,610	16
CONMED Corp	3,432	378
Constellation Pharmaceuticals Inc *	1,608	22
Cooper Cos Inc/The	2,600	757
Corbus Pharmaceuticals Holdings *	7,325	38
Corcept Therapeutics Inc *	11,778	172
CorMedix *	3,258	18
Cortexyme *	430	9
CorVel *	1,147	91
Covetrus Inc *	3,300	33
Crinetics Pharmaceuticals Inc *	1,482	26
Cross Country Healthcare Inc *	4,779	52
CryoLife *	4,481	101
CryoPort Inc *	3,597	50
Cue Biopharma Inc *	1,840	16
Cutera Inc *	1,642	52
CVS Health	70,100	4,654
Cyclerion Therapeutics Inc *	3,176	8

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cymabay Therapeutics Inc *	7,972	$36
Cytokinetics Inc *	7,029	82
CytomX Therapeutics Inc *	5,864	36
CytoSorbents Corp *	4,202	20
Danaher Corp	34,300	4,727
DaVita Inc *	7,100	416
Deciphera Pharmaceuticals Inc *	2,447	108
Denali Therapeutics *	5,778	91
DENTSPLY SIRONA Inc	11,900	652
Dermira Inc *	6,082	41
DexCom Inc *	4,800	740
Dicerna Pharmaceuticals Inc *	6,109	101
Diplomat Pharmacy Inc *	7,639	42
Dova Pharmaceuticals Inc *	877	25
Dynavax Technologies, Cl A *	11,526	59
Eagle Pharmaceuticals Inc/DE *	1,120	70
Editas Medicine Inc *	6,335	132
Edwards Lifesciences Corp *	11,500	2,741
Eidos Therapeutics Inc *	1,299	63
Eiger BioPharmaceuticals *	3,158	34
Elanco Animal Health Inc *	18,200	492
ElectroCore *	356	1
Eli Lilly	46,900	5,344
Eloxx Pharmaceuticals Inc *	2,365	14
Emergent BioSolutions Inc *	5,631	322
Enanta Pharmaceuticals Inc *	2,090	127
Encompass Health Corp	5,300	339
Ensign Group Inc/The	6,365	269
Enzo Biochem *	4,500	14
Epizyme Inc *	9,863	114
Esperion Therapeutics Inc *	3,165	126
Evelo Biosciences Inc *	1,670	11
Evofem Biosciences *	2,133	11
Evolent Health Inc, Cl A *	8,906	68
Evolus Inc *	1,563	25
Exact Sciences *	6,500	565
Exelixis Inc *	16,000	247
EyePoint Pharmaceuticals *	9,317	21
Fate Therapeutics Inc *	6,397	96
FibroGen Inc *	9,754	382
Five Prime Therapeutics Inc *	3,205	13
Flexion Therapeutics Inc *	4,512	77
Fluidigm *	8,836	43
Forty Seven Inc *	2,293	16
G1 Therapeutics Inc *	4,317	92
Galectin Therapeutics *	4,622	18
Genesis Healthcare Inc, Cl A *	12,164	16
GenMark Diagnostics Inc *	7,181	40
Genomic Health Inc *	3,411	227
Geron Corp *	17,676	25
Gilead Sciences Inc	69,700	4,441
Glaukos Corp *	4,486	286
Global Blood Therapeutics Inc *	7,132	342

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Globus Medical Inc, Cl A *	9,557	$501
GlycoMimetics Inc *	4,609	24
Gossamer Bio Inc *	5,577	115
Gritstone Oncology Inc *	3,363	27
Guardant Health *	1,900	132
Haemonetics Corp *	6,420	775
Halozyme Therapeutics Inc *	18,035	276
Hanger *	4,661	105
Harpoon Therapeutics *	933	12
HCA Healthcare Inc	14,900	1,990
Health Catalyst *	1,143	37
HealthEquity Inc *	8,606	489
HealthStream Inc *	3,340	94
Henry Schein Inc *	8,300	519
Heron Therapeutics Inc *	9,357	199
Heska Corp *	882	71
Hill-Rom Holdings Inc	3,600	377
HMS Holdings Corp *	10,924	357
Hologic Inc *	14,500	700
Homology Medicines Inc *	3,170	42
Horizon Therapeutics *	10,000	289
Humana *	7,400	2,177
ICU Medical Inc *	800	129
IDEXX Laboratories *	4,700	1,340
Illumina Inc *	8,000	2,364
ImmunoGen *	19,370	46
Immunomedics Inc *	22,056	353
Incyte *	9,600	806
Innoviva *	7,806	91
Inogen *	2,240	122
Inovalon Holdings Inc, Cl A *	8,705	136
Inovio Pharmaceuticals *	12,497	27
Insmed Inc *	10,974	204
Inspire Medical Systems Inc *	1,624	99
Insulet Corp *	3,200	465
Integer Holdings Corp *	4,090	317
Integra LifeSciences Holdings Corp *	3,900	226
Intellia Therapeutics Inc *	4,372	55
Intercept Pharmaceuticals Inc *	3,124	227
Intersect ENT Inc *	3,845	69
Intra-Cellular Therapies Inc, Cl A *	5,824	54
Intrexon Corp *	9,561	49
IntriCon *	1,132	23
Intuitive Surgical Inc *	6,200	3,428
Invacare Corp	3,514	27
Invitae Corp *	10,944	176
Ionis Pharmaceuticals Inc *	6,800	379
Iovance Biotherapeutics Inc *	14,441	305
IQVIA Holdings Inc *	9,500	1,372
iRadimed Corp *	665	17
iRhythm Technologies Inc *	3,024	202
Ironwood Pharmaceuticals Inc, Cl A *	19,437	195
Johnson & Johnson	144,800	19,119

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Joint *	1,771	$34
Jounce Therapeutics Inc *	2,558	9
Kadmon Holdings Inc *	15,401	45
Kala Pharmaceuticals Inc *	2,057	7
KalVista Pharmaceuticals *	1,573	17
Karuna Therapeutics *	600	8
Karyopharm Therapeutics Inc *	7,600	89
Kezar Life Sciences Inc *	1,335	4
Kindred Biosciences Inc *	4,926	40
Kiniksa Pharmaceuticals Ltd, Cl A *	1,920	14
Kodiak Sciences Inc *	3,158	65
Krystal Biotech *	1,154	47
Kura Oncology Inc *	4,298	64
La Jolla Pharmaceutical Co *	2,552	18
Laboratory Corp of America Holdings *	5,500	906
Lannett Co Inc *	3,581	43
Lantheus Holdings *	4,688	98
LeMaitre Vascular Inc	2,119	73
Lexicon Pharmaceuticals Inc *	4,482	17
LHC Group Inc *	3,782	420
Ligand Pharmaceuticals *	2,288	249
Lineage Cell Therapeutics *	13,360	10
Liquidia Technologies Inc *	1,969	9
LivaNova PLC *	6,063	429
Livongo Health *	2,029	44
LogicBio Therapeutics Inc *	946	9
Luminex Corp	5,270	108
MacroGenics *	6,105	52
Madrigal Pharmaceuticals *	1,016	94
Magellan Health Inc *	2,662	173
Magenta Therapeutics Inc *	2,083	22
MannKind *	24,139	32
Marinus Pharmaceuticals *	6,909	8
Marker Therapeutics *	3,703	14
Masimo *	2,500	364
McKesson Corp	10,500	1,397
Medicines Co/The *	9,380	492
MediciNova Inc *	5,344	43
MEDNAX Inc *	4,800	105
Medpace Holdings *	3,488	257
Medtronic PLC	73,200	7,971
MEI Pharma *	9,466	17
MeiraGTx Holdings plc *	2,064	30
Menlo Therapeutics Inc *	2,335	12
Merck & Co Inc	140,400	12,167
Meridian Bioscience Inc	5,470	54
Merit Medical Systems Inc *	6,602	136
Mersana Therapeutics *	5,090	10
Mesa Laboratories Inc	491	112
Mettler-Toledo International Inc *	1,300	916
Millendo Therapeutics *	1,375	10
Minerva Neurosciences Inc *	4,091	19
Mirati Therapeutics *	3,341	315

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Misonix *	1,017	$18
Moderna Inc *	1,400	23
Molecular Templates Inc *	1,576	13
Molina Healthcare Inc *	3,400	400
Momenta Pharmaceuticals Inc *	12,217	189
Morphic Holding *	748	10
Mustang Bio Inc *	4,166	11
Mylan NV *	28,000	536
MyoKardia Inc *	5,603	321
Myriad Genetics Inc *	8,750	295
NanoString Technologies Inc *	4,223	95
Natera *	7,089	273
National HealthCare Corp	1,535	126
National Research Corp, Cl A	1,430	82
Natus Medical Inc *	4,170	140
Nektar Therapeutics, Cl A *	8,500	146
Neogen Corp *	6,446	419
NeoGenomics Inc *	11,661	267
Neon Therapeutics Inc *	428	1
Neurocrine Biosciences Inc *	4,900	488
Neuronetics Inc *	1,832	16
Nevro Corp *	3,759	324
NextCure *	485	12
NextGen Healthcare Inc *	6,811	115
NGM Biopharmaceuticals *	1,016	13
Novavax	2,319	10
Novocure Ltd *	10,777	772
NuVasive Inc *	6,531	461
Ocular Therapeutix Inc *	4,575	15
Odonate Therapeutics Inc *	1,566	50
Omeros Corp *	5,940	94
Omnicell Inc *	5,150	363
Oncocyte *	3,314	6
OPKO Health Inc *	41,508	59
OptimizeRx *	1,661	22
Optinose Inc *	3,451	27
Option Care Health *	15,401	55
OraSure Technologies Inc *	7,869	67
Organogenesis Holdings *	1,654	12
Orthofix Medical *	2,218	93
OrthoPediatrics Corp *	1,158	45
Osmotica Pharmaceuticals PLC *	285	1
Owens & Minor Inc	7,287	49
Pacific Biosciences of California Inc *	17,584	85
Pacira BioSciences Inc *	4,959	201
Palatin Technologies *	20,556	17
Paratek Pharmaceuticals Inc *	3,303	10
Patterson	10,174	174
PDL BioPharma Inc *	14,056	40
Pennant Group *	3,182	57
Penumbra Inc *	1,700	265
PerkinElmer Inc	6,000	516
Personalis *	1,428	15

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PetIQ Inc, Cl A *	2,430	$60
Pfenex Inc *	4,180	39
Pfizer Inc	303,300	11,638
PhaseBio Pharmaceuticals *	1,923	8
Phibro Animal Health Corp, Cl A	2,638	63
Phreesia *	1,176	35
Pieris Pharmaceuticals Inc *	5,340	18
PolarityTE Inc *	297	1
Portola Pharmaceuticals Inc, Cl A *	9,233	267
PRA Health Sciences *	3,200	313
Precision BioSciences *	1,329	9
Premier Inc, Cl A *	2,800	91
Prestige Consumer Healthcare Inc *	6,145	218
Prevail Therapeutics *	1,122	12
Principia Biopharma *	1,742	62
Progenics Pharmaceuticals Inc *	11,239	60
Protagonist Therapeutics *	2,101	28
Providence Service Corp/The *	1,432	91
PTC Therapeutics Inc *	7,212	295
Pulse Biosciences Inc *	1,094	15
Puma Biotechnology Inc *	3,895	26
QIAGEN NV *	12,100	361
Quanterix Corp *	1,662	35
Quest Diagnostics Inc	7,400	749
Quidel Corp *	4,465	254
R1 RCM Inc *	12,910	137
Ra Pharmaceuticals Inc *	4,305	203
Radius Health Inc *	5,734	163
RadNet *	5,251	82
Reata Pharmaceuticals Inc, Cl A *	2,540	523
Recro Pharma Inc *	2,640	42
Regeneron Pharmaceuticals Inc *	4,400	1,348
REGENXBIO Inc *	4,190	150
Repligen Corp *	6,423	511
Replimune Group *	1,659	28
ResMed	7,700	1,139
resTORbio *	2,110	15
Retrophin Inc *	5,255	63
Revance Therapeutics Inc *	5,667	89
Rhythm Pharmaceuticals Inc *	2,986	64
Rigel Pharmaceuticals Inc *	22,616	46
Rocket Pharmaceuticals Inc *	3,875	56
Rockwell Medical Inc *	7,793	17
RTI Surgical Holdings Inc *	5,847	13
Rubius Therapeutics Inc *	4,485	40
Sage Therapeutics *	2,700	366
Sangamo Therapeutics Inc *	14,606	132
Sarepta Therapeutics *	3,600	299
Savara Inc *	2,735	2
Scholar Rock Holding Corp *	2,223	21
SeaSpine Holdings Corp *	2,158	30
Seattle Genetics Inc *	5,900	634
Select Medical Holdings Corp *	13,491	246

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Senseonics Holdings Inc *	14,599	$17
Seres Therapeutics Inc *	5,265	18
Shockwave Medical *	869	30
SI-BONE Inc *	2,146	36
Sientra Inc *	4,783	31
SIGA Technologies Inc *	7,321	41
Silk Road Medical *	1,386	46
Simulations Plus Inc	1,578	56
Solid Biosciences Inc *	2,373	26
Soliton *	700	8
Sorrento Therapeutics Inc *	15,195	23
Spark Therapeutics Inc *	4,332	473
Spectrum Pharmaceuticals *	14,421	112
Spero Therapeutics Inc *	1,014	11
STAAR Surgical *	5,507	181
Stemline Therapeutics Inc *	4,958	50
STERIS PLC	4,600	651
Stoke Therapeutics *	1,034	29
Strongbridge Biopharma *	5,276	11
Stryker Corp	18,600	4,023
Supernus Pharmaceuticals Inc *	6,106	170
Surgery Partners Inc *	3,302	26
Surmodics Inc *	1,712	81
Sutro Biopharma Inc *	1,568	16
Syndax Pharmaceuticals Inc *	1,836	12
Syneos Health Inc, Cl A *	7,720	387
Synlogic Inc *	1,597	3
Synthorx *	891	12
Syros Pharmaceuticals *	4,706	24
Tabula Rasa HealthCare *	2,485	127
Tactile Systems Technology Inc *	2,223	101
Tandem Diabetes Care Inc *	6,972	429
TCR2 Therapeutics *	1,295	16
Teladoc Health Inc *	8,963	687
Teleflex Inc	2,500	869
Tenet Healthcare Corp *	12,973	329
TG Therapeutics Inc *	10,174	69
TherapeuticsMD Inc *	24,298	65
Theravance Biopharma Inc *	5,553	90
Thermo Fisher Scientific	21,700	6,553
Tivity Health *	6,055	98
Tocagen Inc *	1,466	1
TransEnterix Inc *	17,743	4
Translate Bio Inc *	3,041	28
TransMedics Group *	911	16
Tricida Inc *	2,797	105
Triple-S Management Corp, Cl B *	2,998	45
Turning Point Therapeutics *	887	34
Twist Bioscience Corp *	2,739	65
Tyme Technologies Inc *	5,478	7
Ultragenyx Pharmaceutical Inc *	6,867	276
United Therapeutics Corp *	2,300	207
UnitedHealth Group Inc	51,500	13,014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
UNITY Biotechnology Inc *	3,574	$22
Universal Health Services Inc, Cl B	4,600	632
UroGen Pharma *	2,415	55
US Physical Therapy Inc	1,556	220
Utah Medical Products Inc	468	48
Vanda Pharmaceuticals Inc *	6,585	89
Vapotherm Inc *	1,795	18
Varex Imaging Corp *	4,804	144
Varian Medical Systems Inc *	5,000	604
VBI Vaccines *	12,372	7
Veeva Systems Inc, Cl A *	6,800	964
Veracyte Inc *	5,909	135
Vericel Corp *	5,571	88
Verrica Pharmaceuticals *	1,387	19
Vertex Pharmaceuticals Inc *	13,900	2,717
ViewRay Inc *	8,225	21
Viking Therapeutics Inc *	8,038	52
Vocera Communications Inc *	3,825	76
Voyager Therapeutics Inc *	2,789	43
Waters Corp *	3,700	783
WaVe Life Sciences Ltd *	2,639	67
WellCare Health Plans Inc *	2,700	801
West Pharmaceutical Services Inc	4,000	575
Wright Medical Group NV *	15,847	330
X4 Pharmaceuticals *	1,036	13
XBiotech *	2,419	26
Xencor Inc *	5,815	199
Xeris Pharmaceuticals Inc *	2,954	24
Y-mAbs Therapeutics Inc *	2,655	83
Zimmer Biomet Holdings Inc	11,100	1,534
ZIOPHARM Oncology Inc *	20,500	87
Zoetis Inc, Cl A	26,400	3,377
Zogenix *	5,422	242
Zynerba Pharmaceuticals *	2,785	22
Zynex	2,153	20

		247,723

Industrials — 7.1%
3M	30,500	5,032
AAON Inc	5,112	249
AAR Corp	4,138	173
ABM Industries Inc	8,170	298
Acacia Research Corp *	4,924	13
ACCO Brands Corp	11,510	105
Actuant Corp, Cl A	6,853	170
Acuity Brands Inc	2,200	275
ADT Inc	5,800	45
Advanced Disposal Services Inc *	8,957	294
Advanced Drainage Systems	4,552	169
AECOM *	8,500	340
Aegion Corp, Cl A *	3,754	81
Aerojet Rocketdyne Holdings Inc *	9,068	392
Aerovironment Inc *	2,652	154

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AGCO	3,600	$276
Air Lease Corp, Cl A	5,300	233
Air Transport Services Group Inc *	7,300	153
Aircastle Ltd	6,454	176
Alamo Group Inc	1,219	131
Alaska Air Group Inc	6,600	458
Albany International Corp, Cl A	3,866	325
Allegiant Travel Co, Cl A	1,602	268
Allegion PLC	5,200	603
Allied Motion Technologies Inc	955	36
Allison Transmission Holdings Inc	6,200	270
Altra Industrial Motion Corp	8,107	250
AMERCO	400	162
Ameresco Inc, Cl A *	2,914	43
American Airlines Group Inc	22,600	679
American Superconductor *	2,918	23
American Woodmark *	2,139	212
AMETEK Inc	12,500	1,146
AO Smith	7,700	383
Apogee Enterprises Inc	3,370	127
Applied Industrial Technologies Inc	4,719	282
ArcBest Corp	3,303	95
Arconic Inc	21,700	596
Arcosa Inc	6,150	236
Argan Inc	1,900	72
Armstrong Flooring Inc *	2,085	13
Armstrong World Industries Inc	2,300	215
ASGN Inc *	6,336	403
Astec Industries	2,907	102
Astronics Corp *	3,089	89
Atkore International Group Inc *	5,874	204
Atlas Air Worldwide Holdings Inc *	2,995	66
Avis Budget Group Inc *	7,303	217
Axon Enterprise Inc *	7,322	374
AZZ Inc	3,257	126
Barnes Group Inc	5,897	345
Barrett Business Services Inc	921	81
Beacon Roofing Supply *	8,422	261
BG Staffing Inc	1,242	24
Bloom Energy, Cl A *	7,097	22
Blue Bird Corp *	2,058	40
BlueLinx Holdings Inc *	1,244	39
BMC Stock Holdings Inc *	8,423	227
Boeing	28,900	9,823
Brady Corp, Cl A	5,890	332
Briggs & Stratton Corp	5,341	39
BrightView Holdings *	4,030	72
Brink’s Co/The	6,238	530
Builders FirstSource Inc *	14,042	317
BWX Technologies Inc, Cl W	5,400	314
Caesarstone Ltd	2,980	50
CAI International Inc *	2,214	53
Carlisle Cos Inc	3,200	487

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Casella Waste Systems, Cl A *	5,506	$240
Caterpillar Inc	30,200	4,162
CBIZ Inc *	6,510	178
CECO Environmental *	4,164	29
CH Robinson Worldwide Inc	7,400	560
Charah Solutions Inc *	250	–
Chart Industries Inc *	4,465	262
Cintas Corp	4,700	1,263
CIRCOR International Inc *	2,492	95
Clean Harbors Inc *	2,800	231
Colfax *	4,600	155
Columbus McKinnon Corp/NY	2,836	106
Comfort Systems USA Inc	4,547	229
Commercial Vehicle Group Inc *	2,984	22
Concrete Pumping Holdings *	2,000	7
Construction Partners, Cl A *	1,675	29
Continental Building Products *	4,261	127
Copart *	11,100	917
Cornerstone Building Brands *	6,146	38
CoStar Group Inc *	2,000	1,099
Covanta Holding Corp	14,552	210
Covenant Transportation Group Inc, Cl A *	1,757	27
CRA International Inc	1,050	52
Crane Co	2,700	207
CSW Industrials Inc	1,882	130
CSX Corp	42,400	2,979
Cubic Corp	3,877	286
Cummins Inc	8,100	1,397
Curtiss-Wright Corp	2,400	325
Daseke Inc *	6,382	17
Deere	17,500	3,047
Delta Air Lines Inc	31,700	1,746
Deluxe	5,433	282
Donaldson Co Inc	7,000	369
Douglas Dynamics Inc	2,824	132
Dover Corp	7,900	821
Ducommun Inc *	1,402	70
DXP Enterprises Inc/TX *	2,094	72
Dycom Industries *	3,755	171
Eagle Bulk Shipping Inc *	4,792	21
Eastern Co/The	560	15
Echo Global Logistics *	3,130	62
EMCOR Group Inc	7,010	615
Emerson Electric	33,400	2,343
Encore Wire Corp	2,564	144
Energous Corp *	2,542	7
Energy Recovery Inc *	4,886	45
EnerSys	5,286	353
Ennis Inc	3,359	66
EnPro Industries Inc	2,559	178
Equifax Inc	6,500	889
ESCO Technologies Inc	3,156	267
EVI Industries Inc	394	14

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Evoqua Water Technologies Corp *	9,571	$166
Expeditors International of Washington Inc	9,400	686
Exponent Inc	6,458	410
Fastenal Co	31,300	1,125
Federal Signal	7,404	240
FedEx Corp	13,300	2,030
Flowserve Corp	7,100	347
Fluor	7,600	122
Forrester Research Inc	1,370	47
Fortive Corp	16,000	1,104
Fortune Brands Home & Security Inc	7,700	462
Forward Air	3,480	241
Foundation Building Materials *	2,097	39
Franklin Covey Co *	1,289	49
Franklin Electric Co Inc	5,739	309
FTI Consulting Inc *	4,601	501
Gardner Denver Holdings Inc *	6,900	220
Gates Industrial Corp PLC *	2,400	24
GATX Corp	4,413	351
Genco Shipping & Trading Ltd *	2,216	22
Gencor Industries Inc *	944	12
Generac Holdings *	7,679	742
General Dynamics Corp	13,800	2,440
General Electric Co	470,700	4,698
General Finance *	1,794	18
Genesee & Wyoming, Cl A *	3,100	344
Gibraltar Industries *	4,003	213
GMS Inc *	3,832	115
Gorman-Rupp	2,294	85
GP Strategies Corp *	1,744	19
Graco Inc	9,000	407
GrafTech International Ltd	3,200	39
Graham Corp	1,316	30
Granite Construction Inc	5,915	139
Great Lakes Dredge & Dock Corp *	7,391	79
Greenbrier Cos Inc/The	4,016	118
Griffon Corp	4,590	98
H&E Equipment Services Inc	4,039	137
Harsco Corp *	9,957	202
Hawaiian Holdings Inc	5,671	162
HD Supply Holdings Inc *	9,700	384
Healthcare Services Group Inc	9,151	223
Heartland Express Inc	5,621	117
HEICO Corp	2,100	259
HEICO Corp, Cl A	4,100	391
Heidrick & Struggles International Inc	2,414	69
Helios Technologies	3,620	143
Herc Holdings Inc *	3,030	134
Heritage-Crystal Clean *	1,971	52
Herman Miller Inc	7,266	338
Hertz Global Holdings Inc *	12,492	169
Hexcel Corp	4,600	343
Hillenbrand Inc	7,752	239

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HNI Corp	5,415	$206
Honeywell International Inc	39,700	6,857
Hub Group Inc, Cl A *	4,088	187
Hubbell Inc, Cl B	3,000	425
Huntington Ingalls Industries Inc	2,300	519
Hurco Cos Inc	632	22
Huron Consulting Group Inc *	2,781	184
Hyster-Yale Materials Handling Inc, Cl A	1,215	62
IAA *	7,300	278
ICF International Inc	2,263	194
IDEX	4,200	653
IES Holdings Inc *	844	16
IHS Markit Ltd *	21,100	1,477
Illinois Tool Works Inc	17,700	2,984
InnerWorkings *	4,353	21
Insperity Inc	4,862	514
Insteel Industries Inc	2,433	46
Interface Inc, Cl A	7,490	125
ITT Inc	4,800	285
Jacobs Engineering Group	6,800	636
JB Hunt Transport Services Inc	4,700	553
JELD-WEN Holding *	8,489	145
JetBlue Airways Corp *	16,600	320
John Bean Technologies Corp	3,863	397
Johnson Controls International plc	43,400	1,881
Kadant Inc	1,383	126
Kaman Corp	3,435	202
Kansas City Southern	5,500	774
KAR Auction Services Inc	7,300	181
Kelly Services, Cl A	3,992	96
Kennametal Inc	10,087	312
Kforce Inc	2,546	104
Kimball International Inc, Cl B	4,636	94
Kirby Corp *	3,200	253
Knight-Swift Transportation Holdings Inc, Cl A	6,900	252
Knoll Inc	6,109	163
Korn Ferry	6,983	256
Kratos Defense & Security Solutions Inc *	11,111	210
L3Harris Technologies	12,090	2,494
Landstar System Inc	2,200	249
Lawson Products *	452	21
LB Foster, Cl A *	1,416	26
Lennox International Inc	2,000	495
Lincoln Electric Holdings Inc	3,400	305
Lindsay	1,365	129
Lockheed Martin Corp	13,400	5,048
LSC Communications	2,311	2
Luxfer Holdings	3,503	59
Lydall Inc *	2,258	44
Lyft, Cl A *	1,800	75
Macquarie Infrastructure Corp	4,300	186
Manitowoc Co Inc/The *	4,589	59

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ManpowerGroup Inc	3,400	$309
Marten Transport Ltd	5,024	109
Masco Corp	16,000	740
MasTec *	7,434	468
Matson Inc	5,277	201
Matthews International Corp, Cl A	3,932	145
Maxar Technologies Inc	7,248	62
McGrath RentCorp	3,008	230
Mercury Systems Inc *	6,704	494
Meritor Inc *	9,914	218
Mesa Air Group Inc *	2,840	22
Middleby Corp/The *	3,000	363
Milacron Holdings Corp *	8,794	147
Miller Industries Inc/TN	1,461	53
Mistras Group Inc *	2,443	38
Mobile Mini Inc	5,561	209
Moog Inc, Cl A	3,955	331
MRC Global Inc *	9,810	111
MSA Safety Inc	4,435	533
MSC Industrial Direct Co Inc, Cl A	2,400	176
Mueller Industries Inc	7,057	217
Mueller Water Products, Cl A	19,273	225
MYR Group Inc *	2,090	72
National Presto Industries Inc	656	56
Navistar International Corp *	6,118	191
Nielsen Holdings PLC	19,400	391
NN Inc	5,512	40
Nordson Corp	3,200	502
Norfolk Southern	14,600	2,657
Northrop Grumman Corp	8,600	3,031
Northwest Pipe Co *	1,109	34
NOW *	13,459	142
NRC Group Holdings *	1,493	18
NV5 Global Inc *	1,304	94
nVent Electric PLC	8,800	203
Old Dominion Freight Line Inc	3,600	655
Omega Flex	384	36
Oshkosh Corp	3,800	324
Owens Corning	5,900	362
PACCAR Inc	18,500	1,407
PAM Transportation Services Inc *	291	17
Park Aerospace	2,481	42
Parker-Hannifin Corp	7,000	1,284
Park-Ohio Holdings Corp	1,191	37
Parsons *	2,400	85
Patrick Industries Inc *	2,907	144
PGT Innovations Inc *	7,184	127
PICO Holdings Inc *	2,501	27
Pitney Bowes Inc	22,177	98
Plug Power Inc *	29,845	79
Powell Industries Inc	1,180	46
Preformed Line Products Co	311	17
Primoris Services	5,333	109

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Proto Labs Inc *	3,339	$324
Quad	4,206	19
Quanex Building Products Corp	4,327	83
Quanta Services Inc	8,000	336
Radiant Logistics Inc *	3,784	20
Raven Industries Inc	4,497	157
Raytheon Co	15,200	3,226
RBC Bearings Inc *	3,045	489
Regal Beloit Corp	2,400	178
Republic Services Inc, Cl A	11,900	1,041
Resideo Technologies Inc *	6,700	64
Resources Connection Inc	3,920	57
REV Group	3,586	45
Rexnord Corp *	13,267	375
Robert Half International Inc	6,400	367
Rockwell Automation Inc	6,600	1,135
Rollins Inc	7,900	301
Roper Technologies	5,500	1,853
RR Donnelley & Sons	8,170	36
Rush Enterprises Inc, Cl A	3,392	148
Rush Enterprises Inc, Cl B	441	19
Ryder System Inc	2,800	136
Safe Bulkers *	7,588	12
Saia Inc *	3,192	285
Schneider National Inc, Cl B	2,600	59
Scorpio Bulkers Inc	7,127	46
Sensata Technologies Holding PLC *	8,800	450
Simpson Manufacturing Co Inc	5,635	466
SiteOne Landscape Supply *	5,096	449
SkyWest Inc	6,272	373
Snap-on	3,000	488
Southwest Airlines Co	26,600	1,493
SP Plus Corp *	2,902	128
Spartan Motors Inc	4,528	79
Spirit AeroSystems Holdings Inc, Cl A	5,800	475
Spirit Airlines Inc *	8,528	320
SPX Corp *	5,381	245
SPX FLOW Inc *	5,244	237
Standex International Corp	1,596	121
Stanley Black & Decker Inc	8,300	1,256
Steelcase Inc, Cl A	10,733	188
Stericycle Inc *	4,500	259
Sterling Construction Co Inc *	3,448	56
Sunrun *	13,951	217
Systemax	1,587	34
Team Inc *	3,776	69
Teledyne Technologies *	1,900	626
Tennant Co	2,247	174
Terex Corp	7,998	220
Tetra Tech	6,798	595
Textainer Group Holdings Ltd	3,751	39
Textron Inc	13,300	613
Thermon Group Holdings Inc *	4,130	98

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Timken Co/The	3,700	$181
Titan International Inc	4,956	13
Titan Machinery Inc *	2,503	42
Toro	5,600	432
TPI Composites Inc *	3,707	76
Transcat *	947	30
TransDigm Group	2,600	1,368
TransUnion	10,000	826
Trex Co Inc *	7,346	646
TriMas *	5,732	185
TriNet Group Inc *	5,619	298
Trinity Industries	7,900	156
Triton International Ltd/Bermuda	6,760	248
Triumph Group Inc	6,183	128
TrueBlue Inc *	5,118	117
Tutor Perini Corp *	5,166	80
Twin Disc Inc *	990	11
Uber Technologies *	9,800	309
UniFirst Corp/MA	1,882	378
Union Pacific Corp	38,600	6,387
United Continental Holdings Inc *	13,300	1,208
United Parcel Service Inc, Cl B	37,700	4,342
United Rentals Inc *	4,300	574
United Technologies Corp	44,200	6,346
Univar Solutions *	6,800	146
Universal Forest Products Inc	7,416	373
Universal Logistics Holdings Inc	1,167	22
Upwork Inc *	7,018	106
US Ecology Inc	2,738	170
US Xpress Enterprises Inc, Cl A *	2,341	12
Valmont Industries Inc	1,200	165
Vectrus Inc *	1,449	66
Verisk Analytics, Cl A	8,700	1,259
Veritiv Corp *	1,650	23
Viad Corp	2,546	155
Vicor Corp *	2,258	82
Vivint Solar *	5,774	40
VSE	1,047	40
Wabash National Corp	6,944	99
WABCO Holdings Inc *	2,800	377
Wabtec Corp	8,400	583
Waste Management Inc	23,300	2,614
Watsco Inc	1,700	300
Watts Water Technologies Inc, Cl A	3,429	320
Welbilt *	16,378	311
Werner Enterprises	5,502	201
Wesco Aircraft Holdings *	6,431	71
WESCO International Inc *	2,600	130
Willdan Group Inc *	1,311	40
Willis Lease Finance Corp *	305	17
WillScot Corp, Cl A *	6,623	104
Woodward	3,000	320
WW Grainger Inc	2,500	772

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
XPO Logistics Inc *	5,000	$382
Xylem Inc/NY	9,800	752
YRC Worldwide Inc *	4,826	16

		182,409

Information Technology — 14.3%
2U Inc *	3,000	54
3D Systems Corp *	13,847	131
8x8 Inc *	11,619	224
A10 Networks Inc *	7,339	55
Acacia Communications Inc *	4,735	311
ACI Worldwide Inc *	14,290	449
Adesto Technologies Corp *	3,659	34
Adobe Inc *	26,500	7,365
ADTRAN Inc	6,118	54
Advanced Energy Industries *	4,752	281
Advanced Micro Devices Inc *	54,600	1,853
Agilysys *	2,723	69
Airgain *	1,336	15
Akamai Technologies Inc *	8,600	744
Akoustis Technologies *	3,528	29
Alarm.com Holdings Inc *	4,637	229
Alliance Data Systems Corp	2,600	260
Alpha & Omega Semiconductor Ltd *	2,786	36
Altair Engineering Inc, Cl A *	4,879	180
Alteryx Inc, Cl A *	2,500	229
Ambarella Inc *	3,878	204
Amdocs Ltd	7,500	489
American Software, Cl A	3,784	61
Amkor Technology *	12,059	150
Amphenol Corp, Cl A	16,100	1,615
Analog Devices Inc	20,200	2,154
Anaplan Inc *	4,500	212
Anixter International *	3,768	312
ANSYS Inc *	4,500	991
Appfolio, Cl A *	1,942	189
Appian, Cl A *	3,962	177
Apple	247,100	61,469
Applied Materials Inc	52,000	2,822
Applied Optoelectronics *	2,642	25
Arista Networks Inc *	3,100	758
Arlo Technologies Inc *	9,917	34
Arrow Electronics Inc *	4,600	365
Aspen Technology Inc *	3,800	437
AstroNova	949	15
Atlassian Corp PLC, Cl A *	5,500	664
Autodesk Inc *	12,000	1,768
Automatic Data Processing Inc	23,800	3,861
Avalara *	2,300	163
Avaya Holdings Corp *	13,606	164
Avid Technology Inc *	3,919	26
Avnet Inc	5,900	233
AVX Corp	5,967	91

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Axcelis Technologies Inc *	3,882	$74
AXT *	5,406	17
Badger Meter Inc	3,554	205
Bel Fuse Inc, Cl B	1,375	20
Belden Inc	4,776	245
Benchmark Electronics Inc	4,708	160
Benefitfocus *	3,600	82
Black Knight Inc *	7,700	494
Blackbaud Inc	6,136	515
Blackline Inc *	5,389	252
Booz Allen Hamilton Holding, Cl A	7,500	528
Bottomline Technologies DE Inc *	5,236	214
Box Inc, Cl A *	18,040	305
Brightcove Inc *	4,969	47
Broadcom Inc	21,100	6,179
Broadridge Financial Solutions Inc	6,300	789
Brooks Automation Inc	8,931	379
Cabot Microelectronics Corp	3,646	551
CACI International Inc, Cl A *	1,300	291
Cadence Design Systems Inc *	15,200	993
CalAmp Corp *	4,324	49
Calix *	6,090	47
Carbonite Inc *	4,118	71
Cardtronics PLC *	4,722	162
Casa Systems Inc *	4,344	29
Cass Information Systems Inc	1,713	98
CDK Global Inc	6,800	344
CDW Corp/DE	8,000	1,023
Cerence *	1,950	30
Ceridian HCM Holding Inc *	3,100	150
CEVA Inc *	2,845	77
ChannelAdvisor Corp *	3,634	34
Ciena Corp *	8,400	312
Cirrus Logic Inc *	7,333	498
Cisco Systems Inc	234,100	11,122
Cision Ltd *	11,661	117
Citrix Systems	6,800	740
Clearfield Inc *	1,136	14
Cloudera Inc *	29,936	254
Cognex Corp	9,000	463
Cognizant Technology Solutions Corp, Cl A	31,400	1,914
Coherent Inc *	1,300	194
Cohu	5,126	85
CommScope Holding Co Inc *	10,300	115
CommVault Systems Inc *	4,986	248
Comtech Telecommunications Corp	3,001	105
Conduent *	21,895	135
CoreLogic Inc/United States *	4,400	178
Cornerstone OnDemand Inc *	7,041	412
Corning	43,000	1,274
Coupa Software Inc *	3,300	454
Cree *	5,700	272
CSG Systems International Inc	4,078	235

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CTS Corp	4,148	$111
CyberArk Software *	1,300	132
Cypress Semiconductor Corp	19,500	454
Daktronics Inc	4,598	32
DASAN Zhone Solutions Inc *	172	1
Dell Technologies Inc, Cl C *	8,200	434
Diebold Nixdorf Inc *	9,784	68
Digi International Inc *	3,677	53
Digimarc Corp *	1,469	52
Digital Turbine *	10,191	71
Diodes Inc *	5,026	234
DocuSign, Cl A *	8,300	549
Dolby Laboratories Inc, Cl A	3,400	219
Domo Inc, Cl B *	2,199	35
Dropbox, Cl A *	11,500	228
DSP Group *	2,893	43
DXC Technology Co	14,600	404
Ebix Inc	2,790	119
EchoStar Corp, Cl A *	2,600	101
eGain Corp *	1,819	14
Elastic *	2,000	144
Endurance International Group Holdings Inc *	9,435	37
Enphase Energy Inc *	11,614	226
Entegris Inc	7,300	350
Envestnet *	6,006	375
EPAM Systems Inc *	2,800	493
ePlus Inc *	1,695	132
Euronet Worldwide Inc *	2,700	378
Everbridge Inc *	4,102	285
EVERTEC Inc	7,565	231
Evo Payments Inc, Cl A *	4,530	129
Exela Technologies *	4,875	3
ExlService Holdings Inc *	4,130	288
Extreme Networks Inc *	14,899	96
F5 Networks Inc *	3,200	461
Fair Isaac Corp *	1,600	486
FARO Technologies Inc *	2,176	104
Fidelity National Information Services Inc	32,937	4,340
FireEye Inc *	10,500	166
First Solar *	4,500	233
Fiserv Inc *	30,699	3,258
Fitbit Inc, Cl A *	27,069	167
Five9 *	7,400	411
FleetCor Technologies Inc *	4,600	1,353
FLIR Systems Inc	7,300	376
ForeScout Technologies Inc *	5,146	158
FormFactor Inc *	9,318	203
Fortinet Inc *	7,700	628
Gartner Inc *	4,800	740
Genpact Ltd	8,900	349
Global Payments	16,638	2,815
Globant *	1,700	159

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
GoDaddy Inc, Cl A *	9,200	$598
GSI Technology *	2,189	17
GTT Communications Inc *	4,005	30
GTY Technology Holdings *	4,093	21
Guidewire Software Inc *	4,400	496
Hackett Group Inc/The	3,202	54
Harmonic *	11,196	87
Hewlett Packard Enterprise Co	76,300	1,252
HP Inc	84,900	1,475
HubSpot Inc *	2,200	341
I3 Verticals Inc, Cl A *	1,796	37
Ichor Holdings Ltd *	2,878	84
Ideanomics *	7,694	9
II-VI Inc *	11,078	367
Immersion *	4,216	35
Impinj Inc *	1,789	59
Infinera Corp *	21,447	120
Information Services Group Inc *	3,635	8
Inphi Corp *	5,667	407
Inseego *	6,108	35
Insight Enterprises Inc *	4,354	267
Instructure *	4,279	200
Intel Corp	241,900	13,675
Intelligent Systems *	944	43
InterDigital Inc	3,927	211
International Business Machines Corp	48,400	6,473
International Money Express *	1,782	27
Intuit Inc	13,500	3,476
IPG Photonics Corp *	2,000	269
Iteris Inc *	5,467	29
Itron Inc *	4,213	321
j2 Global Inc	5,824	553
Jabil Inc	8,200	302
Jack Henry & Associates	4,200	595
Juniper Networks Inc	18,600	462
KBR Inc	17,834	502
KEMET Corp	7,125	155
Keysight Technologies *	10,200	1,029
Kimball Electronics Inc *	3,223	48
KLA	8,900	1,504
Knowles Corp *	10,085	218
KVH Industries Inc *	1,649	17
Lam Research Corp	8,300	2,250
Lattice Semiconductor Corp *	15,755	309
Leidos Holdings Inc	7,700	664
Limelight Networks *	14,876	63
Littelfuse Inc	1,300	228
LivePerson Inc *	7,632	313
LiveRamp Holdings Inc *	8,255	323
LogMeIn Inc	2,700	177
Lumentum Holdings *	9,606	602
MACOM Technology Solutions Holdings Inc *	5,899	134
Majesco *	1,291	11

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Manhattan Associates Inc *	3,500	$262
ManTech International Corp/VA, Cl A	3,291	261
Marvell Technology Group Ltd	35,700	871
Mastercard Inc, Cl A	48,900	13,536
Maxim Integrated Products Inc	14,800	868
MAXIMUS	7,875	604
MaxLinear Inc, Cl A *	7,901	150
Methode Electronics Inc	4,561	157
Microchip Technology Inc	12,700	1,197
Micron Technology Inc *	61,100	2,905
Microsoft Corp	412,400	59,126
MicroStrategy Inc, Cl A *	1,020	156
Mitek Systems Inc *	4,864	47
MKS Instruments Inc	2,900	314
MobileIron Inc *	12,369	77
Model N Inc *	4,180	125
MongoDB, Cl A *	1,300	166
Monolithic Power Systems Inc	2,200	330
Motorola Solutions Inc	8,800	1,464
MTS Systems Corp	2,259	128
Napco Security Technologies Inc *	1,526	46
National Instruments Corp	6,000	248
NCR Corp *	6,400	187
NeoPhotonics Corp *	5,348	35
NetApp Inc	13,800	771
NETGEAR Inc *	3,765	102
NetScout Systems Inc *	8,976	217
New Relic Inc *	2,500	160
NIC Inc	8,126	191
nLight Inc *	4,183	56
Novanta Inc *	4,234	377
Nuance Communications Inc *	15,600	255
Nutanix Inc, Cl A *	7,600	222
NVE Corp	631	39
NVIDIA Corp	31,800	6,392
Okta, Cl A *	5,600	611
ON Semiconductor Corp *	22,700	463
OneSpan Inc *	4,170	78
Onto Innovation *	5,914	190
Oracle Corp	122,300	6,664
OSI Systems Inc *	2,084	207
Palo Alto Networks Inc *	5,000	1,137
PAR Technology Corp *	1,532	38
Paychex Inc	17,500	1,464
Paycom Software Inc *	2,600	550
Paylocity Holding Corp *	1,800	185
PayPal Holdings *	64,100	6,673
Paysign *	3,922	42
PC Connection Inc	1,478	72
PDF Solutions Inc *	3,726	60
Pegasystems Inc	2,100	158
Perficient Inc *	4,072	160
Perspecta Inc	17,577	466

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Photronics Inc *	8,503	$100
Phunware *	5,500	9
Plantronics Inc	4,155	164
Plexus Corp *	3,528	261
Pluralsight Inc, Cl A *	2,900	52
Power Integrations Inc	3,546	323
Presidio Inc	5,708	95
PRGX Global Inc *	2,135	11
Progress Software Corp	5,551	221
Proofpoint Inc *	2,700	311
PROS Holdings *	4,149	213
PTC Inc *	5,700	381
Pure Storage Inc, Cl A *	9,000	175
Q2 Holdings Inc *	5,355	383
QAD Inc, Cl A	1,370	64
Qorvo Inc *	6,700	542
QUALCOMM Inc	66,200	5,325
Qualys Inc *	4,181	357
Rambus *	13,365	185
Rapid7 Inc *	6,054	303
RealPage Inc *	3,900	236
Ribbon Communications *	7,969	34
Rimini Street Inc *	2,935	11
RingCentral, Cl A *	3,700	598
Rogers Corp *	2,359	320
Sabre Corp	15,000	352
SailPoint Technologies Holding *	10,834	210
salesforce.com Inc *	44,001	6,886
Sanmina Corp *	8,401	258
ScanSource Inc *	3,213	104
Science Applications International	7,446	615
SecureWorks Corp, Cl A *	875	11
Semtech Corp *	8,287	418
ServiceNow Inc *	10,000	2,473
SharpSpring *	1,260	13
ShotSpotter Inc *	1,057	21
Silicon Laboratories Inc *	5,397	573
Skyworks Solutions Inc	9,500	865
SMART Global Holdings Inc *	1,677	50
Smartsheet, Cl A *	4,600	181
SolarWinds Corp *	2,200	42
Splunk *	8,000	960
SPS Commerce Inc *	4,262	225
Square Inc, Cl A *	18,100	1,112
SS&C Technologies Holdings	11,700	609
StarTek *	2,353	15
SunPower Corp, Cl A *	7,956	70
SVMK Inc *	10,628	196
Switch, Cl A	2,000	30
Sykes Enterprises *	4,612	142
Symantec Corp	34,700	794
Synaptics Inc *	4,067	171
Synchronoss Technologies *	5,096	31

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SYNNEX Corp	2,200	$259
Synopsys Inc *	8,100	1,100
Tech Data Corp *	4,574	556
Telaria Inc *	5,735	43
Telenav Inc *	4,448	21
Tenable Holdings Inc *	4,713	119
Teradata Corp *	6,500	195
Teradyne Inc	9,800	600
TESSCO Technologies	904	12
Texas Instruments Inc	51,100	6,029
TiVo Corp	15,363	125
Trade Desk Inc/The, Cl A *	2,100	422
Trimble Inc *	13,600	542
TTEC Holdings Inc	1,828	87
TTM Technologies Inc *	12,596	147
Tucows, Cl A *	1,237	69
Twilio, Cl A *	6,300	608
Tyler Technologies Inc *	2,100	564
Ubiquiti	800	101
Ultra Clean Holdings Inc *	5,035	108
Unisys Corp *	6,640	68
Universal Display Corp	2,300	460
Upland Software Inc *	2,860	107
Varonis Systems Inc *	3,745	268
Veeco Instruments Inc *	6,199	85
Verint Systems Inc *	8,220	373
VeriSign Inc *	5,600	1,064
Verra Mobility, Cl A *	14,290	205
ViaSat Inc *	3,000	207
Viavi Solutions Inc *	28,908	461
VirnetX Holding Corp *	7,974	47
Virtusa *	3,564	133
Visa Inc, Cl A	94,900	16,974
Vishay Intertechnology Inc	16,408	331
Vishay Precision Group Inc *	1,366	47
VMware, Cl A	3,900	617
Western Digital Corp	15,800	816
Western Union Co/The	24,100	604
WEX Inc *	2,200	416
Workday Inc, Cl A *	8,700	1,411
Workiva Inc, Cl A *	4,622	193
Xerox Holdings	11,000	373
Xilinx	13,900	1,261
Xperi Corp	6,128	124
Yext Inc *	11,736	193
Zebra Technologies Corp, Cl A *	2,900	690
Zendesk Inc *	5,700	403
Zix Corp *	6,842	45
Zscaler Inc *	3,300	145
Zuora, Cl A *	10,811	154

		368,899

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Materials — 2.0%
Advanced Emissions Solutions	1,854	$26
AdvanSix Inc *	3,469	79
Air Products & Chemicals Inc	12,000	2,559
AK Steel Holding Corp *	40,518	96
Albemarle Corp	5,800	352
Alcoa Corp *	10,200	212
Allegheny Technologies Inc *	15,460	325
American Vanguard Corp	3,714	52
Amyris Inc *	3,402	11
AptarGroup Inc	3,400	402
Ardagh Group SA, Cl A	1,000	19
Ashland Global Holdings Inc	3,400	263
Avery Dennison	4,700	601
Axalta Coating Systems Ltd *	11,300	333
Balchem Corp	3,969	402
Ball	18,200	1,273
Berry Global Group Inc *	7,100	295
Boise Cascade Co	4,918	176
Cabot Corp	3,200	139
Carpenter Technology Corp	5,786	284
Celanese Corp, Cl A	7,000	848
Century Aluminum Co *	6,640	39
CF Industries Holdings Inc	12,600	571
Chase Corp	926	108
Chemours Co/The	9,300	153
Clearwater Paper Corp *	2,154	40
Cleveland-Cliffs Inc	32,936	238
Coeur Mining Inc *	28,067	155
Commercial Metals Co	14,448	279
Compass Minerals International	4,227	239
Corteva	41,333	1,090
Crown Holdings Inc *	7,000	510
Domtar	3,400	124
Dow Inc	41,333	2,087
DuPont de Nemours	41,333	2,724
Eagle Materials Inc	2,400	219
Eastman Chemical Co	7,600	578
Ecolab Inc	13,900	2,670
Element Solutions Inc *	12,100	131
Ferro Corp *	10,428	116
Flotek Industries Inc *	7,436	14
FMC Corp	7,300	668
Forterra Inc *	2,652	22
Freeport-McMoRan	78,900	775
FutureFuel Corp	3,479	43
GCP Applied Technologies Inc *	6,867	142
Gold Resource	7,915	35
Graphic Packaging Holding Co	16,300	255
Greif Inc, Cl A	3,255	127
Greif Inc, Cl B	700	33
Hawkins Inc	1,279	55
Haynes International Inc	1,633	56

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HB Fuller	6,250	$305
Hecla Mining Co	58,359	134
Huntsman Corp	11,900	263
Ingevity Corp *	5,249	442
Innophos Holdings Inc	2,543	83
Innospec Inc	3,000	274
International Flavors & Fragrances Inc	5,500	671
International Paper Co	22,300	974
Intrepid Potash *	12,639	39
Kaiser Aluminum	2,008	215
Koppers Holdings *	2,266	73
Kraton Corp *	3,941	88
Kronos Worldwide Inc	2,996	38
Linde	29,600	5,871
Livent *	18,872	129
Louisiana-Pacific Corp	15,611	456
LSB Industries Inc *	3,475	15
LyondellBasell Industries NV, Cl A	14,400	1,292
Marrone Bio Innovations Inc *	8,296	11
Martin Marietta Materials	3,400	890
Materion Corp	2,517	143
Mayville Engineering *	957	8
Minerals Technologies Inc	4,382	217
Mosaic Co/The	19,100	380
Myers Industries	4,539	77
Neenah Inc	2,105	136
NewMarket Corp	400	194
Newmont Goldcorp	44,600	1,772
Novagold Resources *	29,356	214
Nucor Corp	16,700	899
Olin Corp	9,000	165
Olympic Steel Inc	952	14
OMNOVA Solutions Inc *	5,731	58
Orion Engineered Carbons	7,565	125
Owens-Illinois Inc	8,700	74
Packaging Corp of America	5,100	558
PH Glatfelter Co	5,584	101
PolyOne Corp	9,422	302
PPG Industries Inc	13,200	1,652
PQ Group Holdings Inc *	4,754	78
Quaker Chemical Corp	1,607	246
Ramaco Resources Inc *	175	1
Rayonier Advanced Materials Inc	4,779	20
Reliance Steel & Aluminum Co	3,700	429
Royal Gold Inc	3,600	416
RPM International Inc	7,000	507
Ryerson Holding Corp *	1,609	14
Schnitzer Steel Industries Inc, Cl A	3,383	72
Schweitzer-Mauduit International	3,879	157
Scotts Miracle-Gro Co/The, Cl A	2,200	221
Sealed Air Corp	8,500	355
Sensient Technologies	5,213	326
Sherwin-Williams Co/The	4,500	2,575

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Silgan Holdings	4,200	$129
Sonoco Products Co	5,400	312
Southern Copper Corp	8,700	310
Steel Dynamics	12,000	364
Stepan Co	2,516	246
Summit Materials Inc, Cl A *	13,897	319
SunCoke Energy Inc *	8,868	47
Synalloy Corp	848	13
TimkenSteel Corp *	5,338	30
Trecora Resources *	2,930	26
Tredegar Corp	3,406	68
Tronox Holdings PLC, Cl A	11,810	100
UFP Technologies Inc *	914	38
United States Lime & Minerals Inc	202	18
United States Steel Corp	9,600	110
US Concrete Inc *	2,058	108
Valhi	739	1
Valvoline Inc	10,300	220
Verso Corp *	4,448	65
Vulcan Materials	7,200	1,029
Warrior Met Coal Inc	6,553	128
Westlake Chemical	2,000	126
Westrock	13,700	512
Worthington Industries Inc	4,886	180
WR Grace	3,600	239

		52,550

Real Estate — 3.1%
Acadia Realty Trust	10,380	290
Agree Realty Corp	5,088	401
Alexander & Baldwin Inc	8,504	200
Alexander’s Inc	271	94
Alexandria Real Estate Equities Inc	6,100	968
American Assets Trust Inc	6,109	299
American Campus Communities Inc	7,400	370
American Finance Trust	13,587	201
American Homes 4 Rent, Cl A	14,100	373
American Tower, Cl A	23,900	5,212
Americold Realty Trust	10,400	417
Apartment Investment & Management, Cl A	8,200	450
Apple Hospitality Inc	11,800	194
Armada Hoffler Properties	6,283	118
Ashford Hospitality Trust Inc	12,344	34
AvalonBay Communities Inc	7,500	1,632
Bluerock Residential Growth Inc, Cl A	2,314	28
Boston Properties Inc	8,400	1,152
Braemar Hotels & Resorts Inc	4,007	37
Brandywine Realty Trust	9,600	147
Brixmor Property Group Inc	16,400	361
Brookfield Property Inc, Cl A	6,800	129
BRT Apartments Corp	1,005	17
Camden Property Trust	4,800	549
CareTrust Inc	12,030	292

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CatchMark Timber Trust Inc, Cl A	6,434	$74
CBL & Associates Properties Inc	23,619	34
CBRE Group Inc, Cl A *	17,300	926
Cedar Realty Trust	11,501	38
Chatham Lodging Trust	5,826	105
CIM Commercial Trust	210	3
City Office Inc	5,112	69
Clipper Realty Inc	2,000	19
Colony Capital	26,200	147
Columbia Property Trust Inc	6,400	131
Community Healthcare Trust Inc	2,283	111
Consolidated-Tomoka Land Co	543	35
CoreCivic Inc	14,636	223
CorEnergy Infrastructure Trust Inc	1,568	76
CorePoint Lodging Inc	4,756	47
CoreSite Realty Corp	2,000	235
Corporate Office Properties Trust	5,600	166
Cousins Properties	7,900	317
Crown Castle International Corp	22,600	3,137
CubeSmart	10,100	320
Cushman & Wakefield *	12,941	241
CyrusOne Inc	5,700	406
DiamondRock Hospitality Co	24,895	248
Digital Realty Trust Inc	11,200	1,423
Douglas Emmett Inc	8,800	381
Duke Realty Corp	19,500	685
Easterly Government Properties Inc	9,711	217
EastGroup Properties Inc	4,611	618
Empire State Realty Trust Inc, Cl A	7,700	111
EPR Properties	4,000	311
Equinix Inc	4,500	2,551
Equity Commonwealth	6,400	206
Equity LifeStyle Properties Inc	9,400	657
Equity Residential	19,600	1,738
Essential Properties Realty Trust Inc	9,630	247
Essex Property Trust Inc	3,600	1,178
eXp World Holdings *	2,211	20
Extra Space Storage Inc	6,700	752
Farmland Partners Inc	3,982	27
Federal Realty Investment Trust	4,000	544
First Industrial Realty Trust Inc	15,825	666
Forestar Group Inc *	1,454	27
Four Corners Property Trust	8,401	241
Franklin Street Properties Corp	13,293	114
Front Yard Residential Corp	6,389	79
FRP Holdings *	929	48
Gaming and Leisure Properties Inc	11,000	444
GEO Group Inc/The	14,808	225
Getty Realty Corp	4,134	139
Gladstone Commercial Corp	3,712	87
Gladstone Land Corp	2,252	27
Global Medical Inc	4,066	49
Global Net Lease Inc	10,670	208

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hannon Armstrong Sustainable Infrastructure Capital Inc	7,870	$235
HCP Inc	26,100	982
Healthcare Realty Trust Inc	16,065	559
Healthcare Trust of America Inc, Cl A	11,200	347
Hersha Hospitality Trust, Cl A	4,616	64
Highwoods Properties Inc	5,500	257
Host Hotels & Resorts Inc	39,900	654
Howard Hughes Corp/The *	2,100	235
Hudson Pacific Properties Inc	8,400	302
Independence Realty Trust	11,243	173
Industrial Logistics Properties Trust	8,091	172
Innovative Industrial Properties, Cl A	1,381	105
Investors Real Estate Trust	1,384	105
Invitation Homes Inc	26,000	801
Iron Mountain	15,500	508
iStar	7,583	99
JBG SMITH Properties	6,200	250
Jernigan Capital	2,718	52
Jones Lang LaSalle Inc	2,500	366
Kennedy-Wilson Holdings Inc	15,455	356
Kilroy Realty Corp	5,400	453
Kimco Realty	22,200	479
Kite Realty Group Trust	10,367	185
Lamar Advertising Co, Cl A	4,600	368
Lexington Realty Trust, Cl B	28,879	314
Liberty Property Trust	8,000	473
Life Storage Inc	2,500	272
LTC Properties Inc	4,884	253
Macerich Co/The	7,400	204
Mack-Cali Realty Corp	10,574	226
Marcus & Millichap Inc *	2,950	105
Maui Land & Pineapple Co Inc *	1,098	11
Medical Properties Trust Inc	20,100	417
Mid-America Apartment Communities	6,200	862
Monmouth Real Estate Investment Corp	11,183	169
National Health Investors	5,261	451
National Retail Properties	8,600	507
National Storage Affiliates Trust	7,509	257
New Senior Investment Group Inc	9,768	69
Newmark Group, Cl A	17,751	189
NexPoint Residential Trust Inc	2,391	117
Office Properties Income Trust	5,976	191
Omega Healthcare Investors Inc	11,200	493
One Liberty Properties Inc	2,000	57
Outfront Media Inc	7,600	200
Paramount Group Inc	11,100	150
Park Hotels & Resorts	11,000	256
Pebblebrook Hotel Trust	16,342	420
Pennsylvania Real Estate Investment Trust	9,107	50
Physicians Realty Trust	23,340	436
Piedmont Office Realty Trust Inc, Cl A	15,567	349
PotlatchDeltic Corp	8,179	347

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Preferred Apartment Communities Inc, Cl A	5,301	$76
Prologis Inc	34,200	3,001
PS Business Parks Inc	2,515	454
Public Storage	8,100	1,805
QTS Realty Trust Inc, Cl A	6,891	369
Rafael Holdings, Cl B *	1,418	25
Rayonier Inc	7,000	189
RE/MAX Holdings Inc, Cl A	2,325	78
Realogy Holdings Corp	14,583	115
Realty Income Corp	17,100	1,399
Redfin *	11,162	194
Regency Centers Corp	8,300	558
Retail Opportunity Investments Corp	13,930	260
Retail Properties of America, Cl A	11,700	161
Retail Value Inc	1,935	71
Rexford Industrial Realty	13,618	655
RLJ Lodging Trust	21,396	351
RMR Group Inc/The, Cl A	1,847	89
RPT Realty	10,027	145
Ryman Hospitality Properties	5,766	485
Sabra Health Care Inc	23,472	577
Safehold Inc	1,409	49
Saul Centers Inc	1,520	81
SBA Communications Corp, Cl A	6,100	1,468
Senior Housing Properties Trust	29,882	297
Seritage Growth Properties	4,082	178
Service Properties Trust	8,900	225
Simon Property Group Inc	16,800	2,531
SITE Centers Corp	8,300	129
SL Green Realty Corp	4,400	368
Spirit Realty Capital Inc	4,700	234
St Joe Co/The *	4,140	77
STAG Industrial Inc	15,885	493
STORE Capital Corp	10,400	421
Stratus Properties Inc *	593	16
Summit Hotel Properties Inc	12,987	159
Sun Communities Inc	4,600	748
Sunstone Hotel Investors Inc	27,649	374
Tanger Factory Outlet Centers	11,470	185
Taubman Centers Inc	3,200	114
Tejon Ranch Co *	2,769	45
Terreno Realty Corp	8,006	452
Transcontinental Realty Investors Inc *	49	2
UDR Inc	14,900	749
UMH Properties Inc	4,472	67
Uniti Group Inc	23,351	162
Universal Health Realty Income Trust	1,611	192
Urban Edge Properties	14,522	307
Urstadt Biddle Properties Inc, Cl A	3,819	93
Ventas Inc	19,400	1,263
VEREIT Inc	52,900	521
VICI Properties Inc	22,100	520
Vornado Realty Trust	9,400	617

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Washington Prime Group Inc	23,936	$101
Washington Real Estate Investment Trust	9,895	307
Weingarten Realty Investors	6,500	206
Welltower	22,100	2,004
Weyerhaeuser Co	40,900	1,195
Whitestone, Cl B	5,020	71
WP Carey Inc	8,700	801
Xenia Hotels & Resorts Inc	13,910	293

		80,217

Utilities — 2.4%
AES Corp/VA	36,100	616
ALLETE Inc	6,507	560
Alliant Energy Corp	12,900	688
Ameren Corp	13,300	1,033
American Electric Power Co Inc	26,900	2,539
American States Water Co	4,567	434
American Water Works	9,900	1,220
Aqua America Inc	11,500	521
AquaVenture Holdings Ltd *	1,612	32
Artesian Resources Corp, Cl A	1,082	40
Atmos Energy Corp	6,200	697
Avangrid Inc	3,100	155
Avista Corp	8,149	391
Black Hills Corp	7,574	597
Cadiz Inc *	1,362	16
California Water Service Group	5,932	332
CenterPoint Energy	27,300	794
Chesapeake Utilities Corp	1,973	187
Clearway Energy Inc, Cl A	4,536	78
Clearway Energy Inc, Cl C	9,227	167
CMS Energy Corp	15,400	984
Consolidated Edison Inc	17,800	1,642
Consolidated Water Co Ltd	1,975	35
Dominion Energy Inc	43,700	3,607
DTE Energy	9,900	1,260
Duke Energy	38,900	3,667
Edison International	17,300	1,088
El Paso Electric Co	5,068	338
Entergy Corp	9,900	1,203
Evergy Inc	13,300	850
Eversource Energy	17,300	1,449
Exelon Corp	52,700	2,397
FirstEnergy Corp	28,900	1,396
Genie Energy, Cl B	2,021	15
Global Water Resources Inc	1,166	14
Hawaiian Electric Industries	5,900	266
IDACORP Inc	2,700	291
MDU Resources Group	10,600	306
MGE Energy	4,311	332
Middlesex Water Co	2,015	136
National Fuel Gas	4,400	199
New Jersey Resources Corp	11,144	486

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NextEra Energy	26,100	$6,221
NiSource Inc	20,300	569
Northwest Natural Holding Co	3,825	265
NorthWestern Corp	6,252	453
NRG Energy Inc	14,500	582
OGE Energy	10,900	469
ONE Gas	6,556	609
Ormat Technologies Inc	4,913	376
Otter Tail Corp	4,879	277
Pattern Energy Group Inc, Cl A	11,140	312
PG&E *	28,200	174
Pinnacle West Capital Corp	6,100	574
PNM Resources Inc	9,965	520
Portland General Electric	11,264	641
PPL Corp	39,400	1,320
Public Service Enterprise Group	27,500	1,741
Pure Cycle Corp *	1,716	19
RGC Resources Inc	1,025	30
Sempra Energy	14,900	2,153
SJW Group	3,329	241
South Jersey Industries Inc	11,581	372
Southern Co/The	56,200	3,521
Southwest Gas Holdings Inc	6,797	593
Spark Energy Inc, Cl A	1,212	12
Spire Inc	6,241	525
Sunnova Energy International *	1,914	20
TerraForm Power, Cl A	9,228	157
UGI Corp	9,400	448
Unitil Corp	1,850	115
Vistra Energy Corp	21,600	584
WEC Energy Group	17,200	1,624
Xcel Energy Inc	27,800	1,766
York Water Co/The	1,556	69

		60,410

		1,760,201

Total Common Stock (Cost $2,434,190) ($ Thousands)		2,523,773

PREFERRED STOCK — 0.5%
Brazil — 0.3%
Banco Bradesco SA (B)	183,520	1,612
Braskem SA (B)	6,600	45
Centrais Eletricas Brasileiras SA (B)	8,300	85
Cia Brasileira de Distribuicao (B)	7,700	159
Cia Energetica de Minas Gerais (B)	45,000	153
Gerdau SA (B)	52,400	175
Itau Unibanco Holding (B)	220,400	1,991
Itausa - Investimentos Itau (B)	203,500	695
Lojas Americanas (B)	36,500	182
Petroleo Brasileiro SA (B)	191,700	1,451
Telefonica Brasil SA (B)	21,200	280

		6,828

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Chile — 0.0%
Embotelladora Andina SA	8,671	$25
Sociedad Quimica y Minera de Chile, Cl B (B)	5,564	148

		173

Colombia — 0.0%
Bancolombia SA (B)	21,429	280
Grupo Aval Acciones y Valores SA (B)	208,700	85
Grupo de Inversiones Suramericana SA	2,697	25

		390

Germany — 0.1%
Bayerische Motoren Werke AG (B)	1,635	101
FUCHS PETROLUB SE (B)	2,090	89
Henkel AG & Co KGaA (B)	6,371	662
Porsche Automobil Holding SE (B)	5,492	404
Sartorius AG (B)	1,279	249
Volkswagen AG (B)	6,625	1,262

		2,767

South Korea — 0.1%
Amorepacific Corp (B)	208	17
Hyundai Motor Co (B)	2,736	182
LG Chem Ltd (B)	265	39
LG Household & Health Care Ltd (B)	72	46
Samsung Electronics Co Ltd (B)	37,590	1,327

		1,611

Total Preferred Stock (Cost $11,253) ($ Thousands)		11,769

EXCHANGE TRADED FUND — 0.0%
United States — 0.0%
SPDR S&P 500 Trust	752	228

Total Exchange Traded Fund (Cost $100) ($ Thousands)		228

Description	Number of Rights
RIGHTS — 0.0%
Hong Kong — 0.0%
Haitong Securities *‡‡	2,900	–
Taiwan — 0.0%
Cathay Financial, Expires 11/27/2019 *	12,037	2
Thailand — 0.0%
TMB Bank, Expires 11/22/2019	200,134	–
United States — 0.0%
Corium International *‡‡	3,838	2
Newstar Financial *‡‡(C)	3,841	2
Schulman *‡‡(C)	3,397	7
Tobira Therapeutics, Expires 12/31/2028 *(C)	970	–

Total Rights (Cost $2) ($ Thousands)		13

Description	Face Amount (Thousands)(1)

CORPORATE OBLIGATION — 0.0%
India — 0.0%
Britannia Industries 8.000%, 08/28/2022	INR	60	$–

Total Corporate Obligation (Cost $1) ($ Thousands)			–

Description	Number of Warrants

WARRANTS — 0.0%

Thailand — 0.0%
Minor International, Expires 09/30/2021 *		2,425	–

Total Warrants (Cost $—) ($ Thousands)			–

Total Investments in Securities — 98.4% (Cost $2,445,546) ($ Thousands)			$2,535,783

A list of the open futures contracts held by the Fund at October 31, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)

MSCI EAFE Index	78	Dec-2019	$7,392	$7,633	$241

MSCI Emerging Markets	64	Dec-2019	3,311	3,333	22

Russell 2000 Index E-MINI	67	Dec-2019	5,311	5,237	(74)

S&P 500 Index E-MINI	143	Dec-2019	21,485	21,706	221

S&P Mid Cap 400 Index E-MINI	8	Dec-2019	1,572	1,564	(8)

			$39,071	$39,473	$402

Percentages are based on Net Assets of $2,577,983 ($ Thousands).

*	Non-income producing security.

‡‡	Expiration date not available.

(1)	In U.S. Dollars unless otherwise indicated.

(A)	Security is a Master Limited Partnership. At October 31, 2019, such securities amounted to $275 ($ Thousands), or 0.0% of Net Assets.

(B)	There is currently no rate available.

(C)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

CV — Convertible Security

EAFE — Europe, Australasia and Far East

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

Ltd — Limited

MSCI — Morgan Stanley Capital International

NASDAQ – National Association of Securities Dealers and Automated Quotations

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

S&P— Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipt

The following is a list of the level of inputs used as of October 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3‡ ($)	Total ($)
Common Stock	2,522,151	1,486	136	2,523,773
Preferred Stock	11,752	17	–	11,769
Exchange Traded Fund	228	–	–	228
Rights	4	–	9	13
Corporate Obligation	–	–	–	–
Warrants	–	–	–	–

Total Investments in Securities	2,534,135	1,503	145	2,535,783

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	484	–	–	484
Unrealized Depreciation	(82)	–	–	(82)

Total Other Financial Instruments	402	–	–	402

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

‡ A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended October 31, 2019, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2019

Tactical Offensive Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 30.6%

Communication Services — 3.4%
Activision Blizzard
3.400%, 09/15/2026	$50	$53
2.300%, 09/15/2021	30	30
Alphabet
3.625%, 05/19/2021	100	103
1.998%, 08/15/2026	50	50
Altice Financing
7.500%, 05/15/2026 (A)	425	451
6.625%, 02/15/2023 (A)	500	514
Altice France
8.125%, 02/01/2027 (A)	200	221
7.375%, 05/01/2026 (A)	1,000	1,071
5.500%, 01/15/2028 (A)	200	204
Altice Luxembourg
10.500%, 05/15/2027 (A)	350	396
7.625%, 02/15/2025 (A)	250	258
AMC Entertainment Holdings
5.750%, 06/15/2025	138	131
AMC Networks
5.000%, 04/01/2024	250	255
4.750%, 08/01/2025	105	106
America Movil
6.375%, 03/01/2035	100	135
6.125%, 03/30/2040	100	135
4.375%, 04/22/2049	200	232
3.625%, 04/22/2029	200	213
AT&T
6.250%, 03/29/2041	150	193
6.200%, 03/15/2040	275	348
6.000%, 08/15/2040	100	125
5.700%, 03/01/2057	250	314
5.650%, 02/15/2047	50	62
5.450%, 03/01/2047	100	121
5.250%, 03/01/2037	50	59
5.150%, 03/15/2042	150	174
5.150%, 02/15/2050	200	234
4.900%, 08/15/2037	100	114
4.850%, 03/01/2039	300	340
4.500%, 05/15/2035	150	166
4.500%, 03/09/2048	300	321
4.350%, 03/01/2029	300	332
4.350%, 06/15/2045	100	106
4.250%, 03/01/2027	150	165

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.100%, 02/15/2028	$116	$126
3.950%, 01/15/2025	100	107
3.800%, 03/01/2024	50	53
3.550%, 06/01/2024	100	105
3.400%, 05/15/2025	150	157
3.200%, 03/01/2022	90	92
2.950%, 07/15/2026	85	87
2.800%, 02/17/2021	400	404
Baidu
4.375%, 03/29/2028	100	108
3.875%, 09/29/2023	300	312
Bell Canada
4.464%, 04/01/2048	315	365
Block Communications
6.875%, 02/15/2025 (A)	50	52
British Telecommunications
9.625%, 12/15/2030	150	230
5.125%, 12/04/2028	300	349
C&W Senior Financing DAC
7.500%, 10/15/2026 (A)	200	215
6.875%, 09/15/2027 (A)	275	289
CBS
5.500%, 05/15/2033	75	91
4.200%, 06/01/2029	50	54
4.000%, 01/15/2026	35	38
3.500%, 01/15/2025	100	104
2.900%, 06/01/2023	200	204
CCO Holdings
5.875%, 04/01/2024 (A)	317	330
5.875%, 05/01/2027 (A)	800	848
5.750%, 02/15/2026 (A)	200	211
5.500%, 05/01/2026 (A)	200	211
5.375%, 06/01/2029 (A)	193	206
5.125%, 05/01/2027 (A)	365	384
5.000%, 02/01/2028 (A)	279	292
4.750%, 03/01/2030 (A)	392	400
4.000%, 03/01/2023 (A)	43	44
CenturyLink
7.500%, 04/01/2024	275	312
Charter Communications Operating
6.834%, 10/23/2055	35	45
6.484%, 10/23/2045	165	203
6.384%, 10/23/2035	50	61
5.750%, 04/01/2048	50	57
5.375%, 04/01/2038	400	451
5.375%, 05/01/2047	335	368
4.908%, 07/23/2025	150	165
4.500%, 02/01/2024	300	323
4.464%, 07/23/2022	50	53
3.750%, 02/15/2028	100	103
Cincinnati Bell
7.000%, 07/15/2024 (A)	135	122

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Clear Channel Worldwide Holdings
9.250%, 02/15/2024 (A)	$374	$411
5.125%, 08/15/2027 (A)	115	120
Comcast
4.950%, 10/15/2058	225	291
4.700%, 10/15/2048	340	419
4.600%, 10/15/2038	355	422
4.600%, 08/15/2045	100	120
4.400%, 08/15/2035	350	406
4.250%, 10/15/2030	25	29
4.250%, 01/15/2033	100	115
4.200%, 08/15/2034	500	578
4.150%, 10/15/2028	70	79
3.900%, 03/01/2038	100	109
3.700%, 04/15/2024	355	380
3.450%, 10/01/2021	365	376
3.450%, 02/01/2050	35	36
3.400%, 07/15/2046	100	101
3.375%, 02/15/2025	150	159
3.375%, 08/15/2025	65	69
3.300%, 02/01/2027	100	106
3.250%, 11/01/2039	50	51
3.200%, 07/15/2036	100	101
2.750%, 03/01/2023	100	103
2.650%, 02/01/2030	35	35
Connect Finco SARL
6.750%, 10/01/2026 (A)	376	391
Consolidated Communications
6.500%, 10/01/2022	50	45
CSC Holdings
10.875%, 10/15/2025 (A)	103	116
7.750%, 07/15/2025 (A)	300	322
7.500%, 04/01/2028 (A)	200	226
6.625%, 10/15/2025 (A)	250	266
5.750%, 01/15/2030 (A)	541	569
5.500%, 05/15/2026 (A)	78	82
5.500%, 04/15/2027 (A)	985	1,044
5.375%, 07/15/2023 (A)	150	154
Cumulus Media New Holdings
6.750%, 07/01/2026 (A)	40	42
Diamond Sports Group
6.625%, 08/15/2027 (A)	352	363
5.375%, 08/15/2026 (A)	587	613
Discovery Communications
6.350%, 06/01/2040	100	122
5.300%, 05/15/2049	40	45
5.200%, 09/20/2047	60	65
4.125%, 05/15/2029	45	48
3.950%, 03/20/2028	60	63
3.900%, 11/15/2024	300	318
3.800%, 03/13/2024	100	105
DISH DBS
7.750%, 07/01/2026	397	401

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.875%, 11/15/2024	$460	$461
Electronic Arts
4.800%, 03/01/2026	50	57
3.700%, 03/01/2021	50	51
Fox
5.576%, 01/25/2049 (A)	45	57
5.476%, 01/25/2039 (A)	210	258
4.709%, 01/25/2029 (A)	240	273
4.030%, 01/25/2024 (A)	325	347
Frontier Communications
11.000%, 09/15/2025	970	455
10.500%, 09/15/2022	210	99
8.500%, 04/01/2026 (A)	295	296
8.000%, 04/01/2027 (A)	347	364
Gogo Intermediate Holdings
9.875%, 05/01/2024 (A)	194	204
Gray Television
7.000%, 05/15/2027 (A)	35	38
5.875%, 07/15/2026 (A)	275	289
5.125%, 10/15/2024 (A)	100	104
Grupo Televisa
5.250%, 05/24/2049	300	328
GTH Finance BV
7.250%, 04/26/2023	200	223
iHeartCommunications
8.375%, 05/01/2027	250	268
6.375%, 05/01/2026	100	107
5.250%, 08/15/2027 (A)	264	273
Intelsat Connect Finance
9.500%, 02/15/2023 (A)	245	227
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)	214	222
8.500%, 10/15/2024 (A)	795	801
8.000%, 02/15/2024 (A)	200	206
Interpublic Group of Cos
3.750%, 10/01/2021	200	205
Koninklijke
8.375%, 10/01/2030	50	68
LCPR Senior Secured Financing DAC
6.750%, 10/15/2027 (A)	400	411
Level 3 Financing
5.625%, 02/01/2023	100	101
5.375%, 08/15/2022	84	84
5.375%, 05/01/2025	150	155
5.250%, 03/15/2026	100	105
5.125%, 05/01/2023	250	253
4.625%, 09/15/2027 (A)	250	254
Level 3 Parent
5.750%, 12/01/2022	100	100
Live Nation Entertainment
4.875%, 11/01/2024 (A)	115	119
4.750%, 10/15/2027 (A)	183	191

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Meredith
6.875%, 02/01/2026	$250	$258
Metropolitan Light
5.500%, 11/21/2022 (A)	200	207
NBCUniversal Media
5.950%, 04/01/2041	100	138
Netflix
6.375%, 05/15/2029 (A)	200	224
5.875%, 02/15/2025	138	152
5.875%, 11/15/2028	420	463
5.375%, 11/15/2029 (A)	47	49
4.875%, 06/15/2030 (A)	204	206
4.375%, 11/15/2026	600	611
Nexstar Broadcasting
5.625%, 08/01/2024 (A)	82	85
5.625%, 07/15/2027 (A)	325	343
Nokia
4.375%, 06/12/2027	25	26
3.375%, 06/12/2022	120	121
Omnicom Group
3.600%, 04/15/2026	100	106
Orange
9.000%, 03/01/2031	100	156
5.500%, 02/06/2044	25	33
Photo Holdings Merger Sub
8.500%, 10/01/2026 (A)	150	132
Rogers Communications
5.000%, 03/15/2044	100	123
4.300%, 02/15/2048	340	380
3.700%, 11/15/2049	50	51
2.900%, 11/15/2026	100	102
Scripps Escrow
5.875%, 07/15/2027 (A)	110	113
Sinclair Television Group
5.625%, 08/01/2024 (A)	100	103
Sirius XM Radio
5.500%, 07/01/2029 (A)	225	243
5.375%, 07/15/2026 (A)	707	746
5.000%, 08/01/2027 (A)	260	273
Sprint
7.625%, 02/15/2025	200	220
7.625%, 03/01/2026	200	221
TEGNA
5.000%, 09/15/2029 (A)	226	229
Telefonica Emisiones
7.045%, 06/20/2036	100	139
5.520%, 03/01/2049	150	182
4.895%, 03/06/2048	150	168
4.665%, 03/06/2038	350	383
Telenet Finance Luxembourg Notes SARL
5.500%, 03/01/2028 (A)	200	213
Telesat Canada
6.500%, 10/15/2027 (A)	100	104

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
TELUS
4.600%, 11/16/2048	$225	$266
T-Mobile USA
6.500%, 01/15/2026	350	375
6.000%, 04/15/2024	500	–
5.375%, 04/15/2027	200	107
4.750%, 02/01/2028	100	105
4.500%, 02/01/2026	160	165
0.000%, 03/01/2023 (B)	200	–
0.000%, 01/15/2024 (B)	150	–
0.000%, 03/01/2025 (B)	535	–
0.000%, 01/15/2026 (B)	610	–
TWDC Enterprises 18
3.000%, 02/13/2026	100	106
TWDC Enterprises 18 MTN
4.125%, 06/01/2044	125	149
3.000%, 07/30/2046	50	50
2.350%, 12/01/2022	50	51
2.300%, 02/12/2021	100	101
UPC Holding BV
5.500%, 01/15/2028 (A)	200	204
UPCB Finance IV
5.375%, 01/15/2025 (A)	200	206
VEON Holdings BV
4.000%, 04/09/2025 (A)	200	205
3.950%, 06/16/2021	200	203
Verizon Communications
5.250%, 03/16/2037	300	378
5.150%, 09/15/2023	300	335
4.812%, 03/15/2039	400	486
4.600%, 04/01/2021	500	519
4.522%, 09/15/2048	153	182
4.500%, 08/10/2033	100	117
4.400%, 11/01/2034	500	577
4.329%, 09/21/2028	156	178
4.125%, 08/15/2046	50	56
3.875%, 02/08/2029	230	254
3.376%, 02/15/2025	200	213
3.125%, 03/16/2022	400	412
2.625%, 08/15/2026	150	153
Viacom
6.250%, VAR ICE LIBOR USD 3 Month+3.899%, 02/28/2057	206	225
5.875%, VAR ICE LIBOR USD 3 Month+3.895%, 02/28/2057	50	52
5.850%, 09/01/2043	100	122
4.250%, 09/01/2023	25	27
Videotron
5.125%, 04/15/2027 (A)	100	106
Virgin Media Secured Finance
5.500%, 08/15/2026 (A)	200	210
5.500%, 05/15/2029 (A)	200	213

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Vodafone Group
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr+4.873%, 04/04/2079	$400	$463
6.150%, 02/27/2037	100	128
5.250%, 05/30/2048	75	87
5.000%, 05/30/2038	340	389
4.375%, 05/30/2028	70	78
4.250%, 09/17/2050	55	57
4.125%, 05/30/2025	325	353
3.750%, 01/16/2024	245	258
Walt Disney
6.650%, 11/15/2037 (A)	100	150
4.500%, 02/15/2021 (A)	100	103
3.000%, 09/15/2022 (A)	100	103
2.750%, 09/01/2049	225	214
2.000%, 09/01/2029	165	161
1.750%, 08/30/2024	250	248
1.650%, 09/01/2022	90	90
Zayo Group
6.375%, 05/15/2025	400	411
6.000%, 04/01/2023	70	72
5.750%, 01/15/2027 (A)	375	381
Ziggo BV
6.000%, 01/15/2027 (A)	200	209
5.500%, 01/15/2027 (A)	300	316
4.875%, 01/15/2030 (A)	200	204

		53,419

Consumer Discretionary — 2.9%
1011778 BC ULC / New Red Finance Inc
5.000%, 10/15/2025 (A)	450	461
4.250%, 05/15/2024 (A)	150	154
3.875%, 01/15/2028 (A)	121	122
Adient Global Holdings
4.875%, 08/15/2026 (A)	200	157
Adient US
7.000%, 05/15/2026 (A)	193	203
Advance Auto Parts
4.500%, 12/01/2023	100	108
Albertsons
7.500%, 03/15/2026 (A)	25	28
5.875%, 02/15/2028 (A)	54	58
5.750%, 03/15/2025	615	636
Alibaba Group Holding
4.200%, 12/06/2047	60	68
3.600%, 11/28/2024	100	105
3.400%, 12/06/2027	100	104
Amazon.com
5.200%, 12/03/2025	50	59
4.950%, 12/05/2044	100	131
4.800%, 12/05/2034	100	125
4.250%, 08/22/2057	70	86
4.050%, 08/22/2047	70	83

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.875%, 08/22/2037	$445	$506
3.150%, 08/22/2027	350	373
2.800%, 08/22/2024	325	338
2.500%, 11/29/2022	100	102
2.400%, 02/22/2023	50	51
American Axle & Manufacturing
6.250%, 04/01/2025	130	125
American Builders & Contractors Supply
5.875%, 05/15/2026 (A)	100	105
4.000%, 01/15/2028 (A)	146	146
American Honda Finance MTN
3.550%, 01/12/2024	100	106
3.500%, 02/15/2028	50	54
2.900%, 02/16/2024	250	259
2.400%, 06/27/2024	100	102
1.700%, 09/09/2021	75	75
Aptiv
4.350%, 03/15/2029	20	22
APX Group
7.875%, 12/01/2022	158	158
Aramark Services
5.125%, 01/15/2024	83	86
5.000%, 04/01/2025 (A)	100	104
5.000%, 02/01/2028 (A)	60	63
4.750%, 06/01/2026	275	282
Asbury Automotive Group
6.000%, 12/15/2024	50	52
Atento Luxco 1
6.125%, 08/10/2022 (A)	100	102
AutoNation
4.500%, 10/01/2025	100	107
AutoZone
3.750%, 06/01/2027	100	107
3.700%, 04/15/2022	80	83
3.125%, 04/18/2024	50	52
BAT Capital
4.758%, 09/06/2049	200	200
4.540%, 08/15/2047	60	58
4.390%, 08/15/2037	70	69
3.557%, 08/15/2027	50	50
3.462%, 09/06/2029	200	196
3.215%, 09/06/2026	200	199
2.789%, 09/06/2024	140	140
Best Buy
4.450%, 10/01/2028	250	273
Booking Holdings
3.600%, 06/01/2026	50	54
3.550%, 03/15/2028	50	54
2.750%, 03/15/2023	50	51
BorgWarner
4.375%, 03/15/2045	50	52
3.375%, 03/15/2025	100	104

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Boyd Gaming
6.875%, 05/15/2023	$62	$64
6.375%, 04/01/2026	168	179
6.000%, 08/15/2026	100	106
Brookfield Residential Properties
6.250%, 09/15/2027 (A)	142	145
Caesars Resort Collection
5.250%, 10/15/2025 (A)	344	352
Carvana
8.875%, 10/01/2023 (A)	118	122
Cedar Fair
5.375%, 04/15/2027	110	117
5.250%, 07/15/2029 (A)	40	43
Cengage Learning
9.500%, 06/15/2024 (A)	161	144
Century Communities
6.750%, 06/01/2027 (A)	100	107
Churchill Downs
5.500%, 04/01/2027 (A)	81	86
4.750%, 01/15/2028 (A)	94	97
Daimler Finance North America
8.500%, 01/18/2031	50	75
Darden Restaurants
4.550%, 02/15/2048	15	16
3.850%, 05/01/2027	30	31
Delphi Technologies
5.000%, 10/01/2025 (A)	105	91
Diamond Resorts International
10.750%, 09/01/2024 (A)	175	181
7.750%, 09/01/2023 (A)	150	155
Dollar General
3.250%, 04/15/2023	100	104
Dollar Tree
4.200%, 05/15/2028	345	375
4.000%, 05/15/2025	100	107
3.700%, 05/15/2023	145	152
Dun & Bradstreet
10.250%, 02/15/2027 (A)	150	164
6.875%, 08/15/2026 (A)	135	148
eBay
3.450%, 08/01/2024	50	52
2.600%, 07/15/2022	100	101
eG Global Finance
6.750%, 02/07/2025 (A)	200	200
Eldorado Resorts
6.000%, 04/01/2025	200	210
6.000%, 09/15/2026	75	82
ESH Hospitality
5.250%, 05/01/2025 (A)	250	258
4.625%, 10/01/2027 (A)	114	114
Expedia Group
5.000%, 02/15/2026	100	113
4.500%, 08/15/2024	50	54

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Fiat Chrysler Automobiles
5.250%, 04/15/2023	$200	$214
Ford Motor
7.450%, 07/16/2031	100	116
5.291%, 12/08/2046	50	46
4.750%, 01/15/2043	125	109
Ford Motor Credit
5.875%, 08/02/2021	100	105
5.596%, 01/07/2022	200	211
5.113%, 05/03/2029	200	203
3.815%, 11/02/2027	300	285
3.813%, 10/12/2021	500	509
2.979%, 08/03/2022	400	398
General Motors
6.600%, 04/01/2036	100	116
5.400%, 04/01/2048	50	51
5.150%, 04/01/2038	330	334
5.000%, 04/01/2035	50	51
4.200%, 10/01/2027	50	51
General Motors Financial
4.350%, 04/09/2025	75	79
4.350%, 01/17/2027	70	72
4.000%, 10/06/2026	50	51
3.950%, 04/13/2024	250	259
3.700%, 05/09/2023	35	36
3.550%, 04/09/2021	260	264
3.550%, 07/08/2022	50	51
3.500%, 11/07/2024	100	102
3.450%, 01/14/2022	100	102
3.450%, 04/10/2022	50	51
3.200%, 07/06/2021	50	51
3.150%, 06/30/2022	370	376
2.450%, 11/06/2020	100	100
George Washington University
4.868%, 09/15/2045	50	65
Golden Nugget
8.750%, 10/01/2025 (A)	105	111
6.750%, 10/15/2024 (A)	275	283
Goodyear Tire & Rubber
5.125%, 11/15/2023	200	203
5.000%, 05/31/2026	250	259
4.875%, 03/15/2027	55	55
GrubHub Holdings
5.500%, 07/01/2027 (A)	44	41
Guitar Center
9.500%, 10/15/2021 (A)	165	153
GW B-CR Security
9.500%, 11/01/2027 (A)	100	103
Hanesbrands
4.875%, 05/15/2026 (A)	200	211
4.625%, 05/15/2024 (A)	176	185
Hasbro
3.500%, 09/15/2027	60	61

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
HD Supply
5.375%, 10/15/2026 (A)	$100	$106
Hilton Domestic Operating
5.125%, 05/01/2026	300	315
4.875%, 01/15/2030 (A)	80	85
4.250%, 09/01/2024	170	173
Hilton Worldwide Finance
4.875%, 04/01/2027	150	159
4.625%, 04/01/2025	120	123
Home Depot
4.400%, 04/01/2021	100	103
4.400%, 03/15/2045	50	60
3.900%, 12/06/2028	290	328
3.900%, 06/15/2047	50	58
3.500%, 09/15/2056	100	107
3.250%, 03/01/2022	500	518
3.000%, 04/01/2026	100	105
2.625%, 06/01/2022	75	77
2.000%, 04/01/2021	50	50
IAA
5.500%, 06/15/2027 (A)	99	106
International Game Technology
6.500%, 02/15/2025 (A)	300	333
6.250%, 02/15/2022 (A)	400	421
6.250%, 01/15/2027 (A)	50	56
Jack Ohio Finance
6.750%, 11/15/2021 (A)	115	117
Jaguar Holding II
6.375%, 08/01/2023 (A)	252	261
Jaguar Land Rover Automotive
4.500%, 10/01/2027 (A)	125	107
JBS Investments II GmbH
7.000%, 01/15/2026 (A)	200	217
5.750%, 01/15/2028 (A)	200	208
JBS USA LUX
6.750%, 02/15/2028 (A)	95	105
6.500%, 04/15/2029 (A)	75	83
5.750%, 06/15/2025 (A)	281	292
5.500%, 01/15/2030 (A)	319	343
JC Penney
5.875%, 07/01/2023 (A)	130	113
KFC Holding
5.250%, 06/01/2026 (A)	92	97
5.000%, 06/01/2024 (A)	300	311
4.750%, 06/01/2027 (A)	125	131
L Brands
7.500%, 06/15/2029	125	124
5.250%, 02/01/2028	100	93
Las Vegas Sands
3.900%, 08/08/2029	40	41
3.500%, 08/18/2026	30	31
3.200%, 08/08/2024	45	46

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Laureate Education
8.250%, 05/01/2025 (A)	$90	$98
Lear
5.250%, 01/15/2025	70	72
3.800%, 09/15/2027	100	101
Leggett & Platt
3.500%, 11/15/2027	250	257
Leland Stanford Junior University
3.647%, 05/01/2048	25	29
Lennar
4.750%, 04/01/2021	100	103
4.750%, 05/30/2025	100	107
4.750%, 11/29/2027	100	108
4.500%, 04/30/2024	300	317
Lowe’s
4.550%, 04/05/2049	50	57
4.250%, 09/15/2044	50	55
3.700%, 04/15/2046	150	152
3.650%, 04/05/2029	100	107
3.375%, 09/15/2025	100	106
3.125%, 09/15/2024	100	104
Macy’s Retail Holdings
4.500%, 12/15/2034	12	11
3.450%, 01/15/2021	50	50
2.875%, 02/15/2023	75	75
Magna International
3.625%, 06/15/2024	100	105
Marriott International
3.600%, 04/15/2024	100	106
3.125%, 10/15/2021	100	102
3.125%, 06/15/2026	50	51
2.300%, 01/15/2022	50	50
Marriott Ownership Resorts
6.500%, 09/15/2026	80	86
Massachusetts Institute of Technology
5.600%, 07/01/2111	100	163
Mattamy Group
6.500%, 10/01/2025 (A)	175	185
Mattel
6.750%, 12/31/2025 (A)	300	313
McDonald’s MTN
6.300%, 10/15/2037	50	69
4.875%, 12/09/2045	125	151
4.700%, 12/09/2035	175	209
4.450%, 03/01/2047	25	29
3.800%, 04/01/2028	50	55
3.700%, 01/30/2026	30	32
3.625%, 09/01/2049	125	127
3.350%, 04/01/2023	30	31
2.750%, 12/09/2020	120	121
2.625%, 09/01/2029	75	76
MDC Partners
6.500%, 05/01/2024 (A)	250	239

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Melco Resorts Finance
5.625%, 07/17/2027	$400	$417
MGM China Holdings
5.875%, 05/15/2026 (A)	200	212
5.375%, 05/15/2024 (A)	300	314
MGM Resorts International
6.000%, 03/15/2023	200	221
5.750%, 06/15/2025	215	238
5.500%, 04/15/2027	215	236
Michaels Stores
8.000%, 07/15/2027 (A)	100	99
Mohegan Gaming & Entertainment
7.875%, 10/15/2024 (A)	100	96
Murphy Oil USA
4.750%, 09/15/2029	71	74
NCL
4.750%, 12/15/2021 (A)	72	73
Neiman Marcus Group
8.000%, 10/25/2024 (A)	100	27
Newell Brands
5.375%, 04/01/2036	24	26
4.200%, 04/01/2026	50	52
3.850%, 04/01/2023	40	41
NIKE
3.875%, 11/01/2045	100	114
Nordstrom
5.000%, 01/15/2044	100	96
4.000%, 03/15/2027	100	103
Northwestern University
3.662%, 12/01/2057	25	29
O’Reilly Automotive
4.350%, 06/01/2028	250	280
3.600%, 09/01/2027	100	107
3.550%, 03/15/2026	50	53
Panther BF Aggregator 2
8.500%, 05/15/2027 (A)	375	378
6.250%, 05/15/2026 (A)	224	237
Party City Holdings
6.625%, 08/01/2026 (A)	70	68
Penske Automotive Group
5.500%, 05/15/2026	50	52
PetSmart
8.875%, 06/01/2025 (A)	85	80
7.125%, 03/15/2023 (A)	408	377
5.875%, 06/01/2025 (A)	276	272
President & Fellows of Harvard College
3.150%, 07/15/2046	100	107
Prime Security Services Borrower
9.250%, 05/15/2023 (A)	61	64
5.750%, 04/15/2026 (A)	279	286
5.250%, 04/15/2024 (A)	123	126
PulteGroup
5.500%, 03/01/2026	175	196

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.000%, 01/15/2027	$107	$117
QVC
4.450%, 02/15/2025	100	105
Refinitiv US Holdings
8.250%, 11/15/2026 (A)	250	280
6.250%, 05/15/2026 (A)	240	261
RELX Capital
3.500%, 03/16/2023	260	270
Ritchie Bros Auctioneers
5.375%, 01/15/2025 (A)	25	26
Sabre
5.375%, 04/15/2023 (A)	235	241
Sally Holdings
5.625%, 12/01/2025	175	181
Scientific Games International
10.000%, 12/01/2022	218	224
8.250%, 03/15/2026 (A)	225	238
5.000%, 10/15/2025 (A)	250	258
Service International
5.125%, 06/01/2029	138	147
4.625%, 12/15/2027	100	104
ServiceMaster
5.125%, 11/15/2024 (A)	130	135
Sigma Holdco BV
7.875%, 05/15/2026 (A)	200	193
Simmons Foods
5.750%, 11/01/2024 (A)	124	121
Six Flags Entertainment
5.500%, 04/15/2027 (A)	75	79
4.875%, 07/31/2024 (A)	200	206
Sotheby’s
7.375%, 10/15/2027 (A)	200	200
Starbucks
4.500%, 11/15/2048	30	35
4.450%, 08/15/2049	150	174
4.000%, 11/15/2028	50	56
3.800%, 08/15/2025	50	54
3.550%, 08/15/2029	150	163
3.500%, 03/01/2028	50	54
3.100%, 03/01/2023	50	52
2.700%, 06/15/2022	50	51
Stars Group Holdings BV
7.000%, 07/15/2026 (A)	175	189
Station Casinos
5.000%, 10/01/2025 (A)	84	85
Studio City
7.250%, 11/30/2021 (A)	200	205
Summit Materials
6.125%, 07/15/2023	125	127
Tapestry
4.125%, 07/15/2027	250	255
Target
3.900%, 11/15/2047	100	114

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.500%, 07/01/2024	$50	$54
3.375%, 04/15/2029	200	218
Taylor Morrison Communities
5.875%, 06/15/2027 (A)	107	119
Tempur Sealy International
5.500%, 06/15/2026	164	172
Tenneco
5.000%, 07/15/2026	105	83
Tesla
5.300%, 08/15/2025 (A)	344	325
Time Warner Cable
6.550%, 05/01/2037	400	486
5.875%, 11/15/2040	400	457
4.500%, 09/15/2042	100	100
4.000%, 09/01/2021	300	308
TJX
2.250%, 09/15/2026	150	150
Toyota Motor Credit MTN
3.650%, 01/08/2029	300	333
3.400%, 04/14/2025	100	107
3.300%, 01/12/2022	100	103
2.950%, 04/13/2021	250	254
2.900%, 04/17/2024	250	260
2.800%, 07/13/2022	50	51
2.600%, 01/11/2022	100	102
2.250%, 10/18/2023	50	51
1.900%, 04/08/2021	50	50
Under Armour
3.250%, 06/15/2026	100	97
University of Notre Dame du Lac
3.394%, 02/15/2048	100	109
University of Southern California
3.028%, 10/01/2039	150	155
Univision Communications
6.750%, 09/15/2022 (A)	48	49
5.125%, 02/15/2025 (A)	247	241
Verscend Escrow
9.750%, 08/15/2026 (A)	235	250
Viking Cruises
5.875%, 09/15/2027 (A)	134	142
VOC Escrow
5.000%, 02/15/2028 (A)	200	208
Whirlpool
3.700%, 05/01/2025	50	53
William Carter
5.625%, 03/15/2027 (A)	118	126
WPP Finance
3.750%, 09/19/2024	100	105
Wyndham Hotels & Resorts
5.375%, 04/15/2026 (A)	85	90
Wynn Las Vegas
5.500%, 03/01/2025 (A)	300	319
5.250%, 05/15/2027 (A)	255	266

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wynn Macau
5.500%, 10/01/2027 (A)	$300	$309
Wynn Resorts Finance
5.125%, 10/01/2029 (A)	162	169
Yum! Brands
4.750%, 01/15/2030 (A)	141	148

		45,198

Consumer Staples — 1.7%
Altria Group
6.200%, 02/14/2059	15	18
5.950%, 02/14/2049	340	400
5.800%, 02/14/2039	235	270
5.375%, 01/31/2044	100	112
4.800%, 02/14/2029	75	82
3.800%, 02/14/2024	320	336
3.490%, 02/14/2022	300	308
2.850%, 08/09/2022	100	101
Anheuser-Busch
4.900%, 02/01/2046	400	480
4.700%, 02/01/2036	350	406
Anheuser-Busch InBev Finance
4.625%, 02/01/2044	100	114
3.300%, 02/01/2023	449	467
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	100	159
5.800%, 01/23/2059	195	263
5.550%, 01/23/2049	100	132
5.450%, 01/23/2039	165	208
4.900%, 01/23/2031	65	78
4.750%, 01/23/2029	85	99
4.600%, 04/15/2048	150	171
4.375%, 04/15/2038	35	39
4.150%, 01/23/2025	360	394
4.000%, 04/13/2028	60	66
3.750%, 07/15/2042	100	102
Archer-Daniels-Midland
4.500%, 03/15/2049	100	125
4.479%, 03/01/2021	50	52
4.016%, 04/16/2043	100	115
3.750%, 09/15/2047	100	110
2.500%, 08/11/2026	100	101
Avon International Operations
7.875%, 08/15/2022 (A)	70	73
B&G Foods
5.250%, 04/01/2025	100	102
5.250%, 09/15/2027	130	130
Brown-Forman
4.500%, 07/15/2045	35	43
Bunge Finance
3.750%, 09/25/2027	330	341
3.500%, 11/24/2020	50	50
3.000%, 09/25/2022	55	56

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Campbell Soup
4.800%, 03/15/2048	$240	$272
4.150%, 03/15/2028	100	108
3.300%, 03/15/2021	65	66
Chobani
7.500%, 04/15/2025 (A)	100	96
Clorox
3.900%, 05/15/2028	50	55
3.100%, 10/01/2027	50	53
Coca-Cola
2.875%, 10/27/2025	100	105
2.250%, 09/01/2026	50	50
2.200%, 05/25/2022	300	304
2.125%, 09/06/2029	100	99
1.550%, 09/01/2021	50	50
Colgate-Palmolive MTN
4.000%, 08/15/2045	50	60
3.250%, 03/15/2024	50	53
2.300%, 05/03/2022	100	102
Conagra Brands
5.400%, 11/01/2048	220	261
5.300%, 11/01/2038	315	369
4.850%, 11/01/2028	25	28
4.300%, 05/01/2024	310	333
3.800%, 10/22/2021	10	10
3.200%, 01/25/2023	118	122
Constellation Brands
4.500%, 05/09/2047	20	22
4.250%, 05/01/2023	90	96
4.100%, 02/15/2048	250	265
3.750%, 05/01/2021	25	26
3.600%, 02/15/2028	50	53
3.500%, 05/09/2027	15	16
3.200%, 02/15/2023	50	51
2.700%, 05/09/2022	15	15
2.650%, 11/07/2022	100	102
Costco Wholesale
3.000%, 05/18/2027	100	106
Cott Holdings
5.500%, 04/01/2025 (A)	95	99
Coty
6.500%, 04/15/2026 (A)	125	128
Darling Ingredients
5.250%, 04/15/2027 (A)	106	111
Dean Foods
6.500%, 03/15/2023 (A)	150	71
Diageo Capital
2.625%, 04/29/2023	50	51
2.375%, 10/24/2029	200	199
Diageo Investment
4.250%, 05/11/2042	100	118
2.875%, 05/11/2022	50	51

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Energizer Holdings
7.750%, 01/15/2027 (A)	$10	$11
6.375%, 07/15/2026 (A)	30	32
5.500%, 06/15/2025 (A)	313	325
Estee Lauder
4.375%, 06/15/2045	50	61
4.150%, 03/15/2047	50	59
3.150%, 03/15/2027	50	53
Fresh Market
9.750%, 05/01/2023 (A)	100	58
General Mills
4.700%, 04/17/2048	220	259
4.550%, 04/17/2038	115	132
4.200%, 04/17/2028	25	28
3.700%, 10/17/2023	40	43
3.200%, 04/16/2021	10	10
3.150%, 12/15/2021	100	102
2.600%, 10/12/2022	100	102
Hershey
3.200%, 08/21/2025	100	106
Ingredion
3.200%, 10/01/2026	100	101
JM Smucker
4.375%, 03/15/2045	100	111
4.250%, 03/15/2035	20	21
3.500%, 03/15/2025	100	106
Kellogg
4.000%, 12/15/2020	17	18
3.400%, 11/15/2027	100	105
Keurig Dr Pepper
5.085%, 05/25/2048	200	240
4.597%, 05/25/2028	50	57
4.500%, 11/15/2045	130	144
3.551%, 05/25/2021	300	307
2.550%, 09/15/2026	100	100
Kimberly-Clark
6.625%, 08/01/2037	50	74
3.200%, 04/25/2029	100	108
3.050%, 08/15/2025	50	53
2.750%, 02/15/2026	50	52
Kraft Foods Group
5.000%, 06/04/2042	100	105
Kraft Heinz Foods
6.500%, 02/09/2040	100	123
5.200%, 07/15/2045	100	106
5.000%, 07/15/2035	500	543
4.875%, 10/01/2049 (A)	20	21
4.625%, 10/01/2039 (A)	10	10
4.375%, 06/01/2046	60	59
3.950%, 07/15/2025	100	105
3.750%, 04/01/2030 (A)	10	10
3.000%, 06/01/2026	55	55

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Kroger
4.500%, 01/15/2029	$50	$56
4.000%, 02/01/2024	100	107
3.875%, 10/15/2046	100	95
3.700%, 08/01/2027	35	37
Kronos Acquisition Holdings
9.000%, 08/15/2023 (A)	165	144
Lamb Weston Holdings
4.875%, 11/01/2026 (A)	125	132
4.625%, 11/01/2024 (A)	200	210
McCormick
3.400%, 08/15/2027	100	105
3.150%, 08/15/2024	300	314
Mead Johnson Nutrition
4.125%, 11/15/2025	30	33
3.000%, 11/15/2020	30	30
Molson Coors Brewing
5.000%, 05/01/2042	93	101
4.200%, 07/15/2046	40	40
3.000%, 07/15/2026	100	101
Mondelez International
4.125%, 05/07/2028	200	222
4.000%, 02/01/2024	100	107
NVA Holdings
6.875%, 04/01/2026 (A)	50	54
PepsiCo
4.600%, 07/17/2045	45	57
4.250%, 10/22/2044	100	118
4.000%, 05/02/2047	335	397
3.600%, 03/01/2024	100	107
3.500%, 07/17/2025	100	108
3.000%, 10/15/2027	350	372
2.750%, 03/05/2022	50	51
2.625%, 07/29/2029	75	77
2.250%, 05/02/2022	50	51
Performance Food Group
5.500%, 10/15/2027 (A)	236	250
Philip Morris International
6.375%, 05/16/2038	100	137
4.250%, 11/10/2044	50	55
4.125%, 03/04/2043	50	53
3.375%, 08/15/2029	150	157
3.125%, 08/17/2027	100	104
3.125%, 03/02/2028	50	52
2.875%, 05/01/2024	150	154
2.750%, 02/25/2026	50	51
2.625%, 02/18/2022	25	25
2.500%, 11/02/2022	50	51
2.375%, 08/17/2022	100	101
2.125%, 05/10/2023	25	25
1.875%, 02/25/2021	50	50
Pilgrim’s Pride
5.875%, 09/30/2027 (A)	200	214

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.750%, 03/15/2025 (A)	$148	$154
Post Holdings
5.750%, 03/01/2027 (A)	405	431
5.625%, 01/15/2028 (A)	208	223
5.500%, 03/01/2025 (A)	245	257
5.500%, 12/15/2029 (A)	205	216
Procter & Gamble
2.850%, 08/11/2027	100	106
2.450%, 11/03/2026	50	52
1.700%, 11/03/2021	100	100
Reynolds American
5.850%, 08/15/2045	100	111
5.700%, 08/15/2035	100	113
4.450%, 06/12/2025	100	107
Rite Aid
6.125%, 04/01/2023 (A)	350	298
Skandinaviska Enskilda Banken
1.875%, 09/13/2021	150	150
Spectrum Brands
5.750%, 07/15/2025	200	209
Staples
10.750%, 04/15/2027 (A)	215	224
7.500%, 04/15/2026 (A)	400	416
Sysco
4.850%, 10/01/2045	15	18
4.450%, 03/15/2048	250	294
3.750%, 10/01/2025	25	27
3.550%, 03/15/2025	50	53
3.300%, 07/15/2026	100	106
TreeHouse Foods
6.000%, 02/15/2024 (A)	120	125
Tyson Foods
5.100%, 09/28/2048	300	368
4.500%, 06/15/2022	100	106
4.350%, 03/01/2029	300	342
3.950%, 08/15/2024	50	54
2.250%, 08/23/2021	35	35
Unilever Capital
5.900%, 11/15/2032	100	136
3.125%, 03/22/2023	100	104
2.600%, 05/05/2024	105	108
2.125%, 09/06/2029	150	148
1.375%, 07/28/2021	100	99
US Foods
5.875%, 06/15/2024 (A)	115	118
Vector Group
6.125%, 02/01/2025 (A)	205	197
Walgreens Boots Alliance
4.800%, 11/18/2044	100	107
3.800%, 11/18/2024	100	106
3.450%, 06/01/2026	30	31
3.300%, 11/18/2021	100	102

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Walmart
4.050%, 06/29/2048	$65	$78
3.950%, 06/28/2038	415	485
3.700%, 06/26/2028	100	111
3.625%, 12/15/2047	325	362
3.550%, 06/26/2025	325	352
3.400%, 06/26/2023	100	106
3.250%, 07/08/2029	40	43
3.125%, 06/23/2021	100	102
2.650%, 12/15/2024	50	52
2.550%, 04/11/2023	50	51
2.350%, 12/15/2022	100	102
1.900%, 12/15/2020	450	451

		27,345

Energy — 2.9%
AI Candelaria Spain SLU
7.500%, 12/15/2028 (A)	277	312
Aker BP
5.875%, 03/31/2025 (A)	150	159
Antero Midstream Partners
5.750%, 03/01/2027 (A)	115	85
5.750%, 01/15/2028 (A)	148	112
5.375%, 09/15/2024	150	124
Antero Resources
5.625%, 06/01/2023	144	101
5.125%, 12/01/2022	275	206
5.000%, 03/01/2025	50	33
Apache
5.350%, 07/01/2049	150	145
5.100%, 09/01/2040	100	96
4.375%, 10/15/2028	100	99
4.250%, 01/15/2030	150	146
Archrock Partners
6.875%, 04/01/2027 (A)	79	82
Ascent Resources Utica Holdings
10.000%, 04/01/2022 (A)	264	250
7.000%, 11/01/2026 (A)	55	42
Baker Hughes a GE Co
5.125%, 09/15/2040	100	114
4.080%, 12/15/2047	50	50
2.773%, 12/15/2022	50	51
Blue Racer Midstream
6.125%, 11/15/2022 (A)	178	175
Boardwalk Pipelines
5.950%, 06/01/2026	100	112
BP Capital Markets
3.994%, 09/26/2023	38	41
3.723%, 11/28/2028	30	33
3.506%, 03/17/2025	100	106
BP Capital Markets America
4.234%, 11/06/2028	100	113
3.588%, 04/14/2027	100	108

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.224%, 04/14/2024	$100	$104
3.216%, 11/28/2023	50	52
3.119%, 05/04/2026	100	105
2.520%, 09/19/2022	100	102
2.112%, 09/16/2021	350	351
Brazos Valley Longhorn
6.875%, 02/01/2025	150	118
Bruin E&P Partners
8.875%, 08/01/2023 (A)	105	69
Buckeye Partners
3.950%, 12/01/2026	100	92
Calfrac Holdings
8.500%, 06/15/2026 (A)	105	45
California Resources
8.000%, 12/15/2022 (A)	398	123
Callon Petroleum
6.125%, 10/01/2024	131	124
Calumet Specialty Products Partners
11.000%, 04/15/2025 (A)	111	111
Canadian Natural Resources
6.250%, 03/15/2038	50	63
3.900%, 02/01/2025	100	107
3.850%, 06/01/2027	50	53
2.950%, 01/15/2023	50	51
Canadian Natural Resources MTN
4.950%, 06/01/2047	25	29
Carrizo Oil & Gas
6.250%, 04/15/2023	115	107
Cenovus Energy
5.400%, 06/15/2047	250	280
5.250%, 06/15/2037	35	38
4.250%, 04/15/2027	100	105
3.000%, 08/15/2022	308	311
Centennial Resource Production
6.875%, 04/01/2027 (A)	76	74
Cheniere Energy Partners
5.625%, 10/01/2026	310	327
5.250%, 10/01/2025	218	226
4.500%, 10/01/2029 (A)	311	317
Chesapeake Energy
8.000%, 01/15/2025	52	34
8.000%, 03/15/2026 (A)	65	41
8.000%, 06/15/2027	187	117
7.000%, 10/01/2024	125	85
Chevron
3.326%, 11/17/2025	50	54
2.954%, 05/16/2026	100	105
2.895%, 03/03/2024	50	52
2.566%, 05/16/2023	100	102
2.498%, 03/03/2022	350	356
2.419%, 11/17/2020	50	50
2.355%, 12/05/2022	100	102

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cimarex Energy
4.375%, 03/15/2029	$50	$52
3.900%, 05/15/2027	55	56
CNOOC Finance 2013
2.875%, 09/30/2029	300	299
CNOOC Nexen Finance
4.250%, 04/30/2024	100	107
CNX Resources
7.250%, 03/14/2027 (A)	125	101
Comstock Resources
9.750%, 08/15/2026	150	118
Concho Resources
4.300%, 08/15/2028	50	54
ConocoPhillips
6.500%, 02/01/2039	75	110
4.950%, 03/15/2026	450	518
Continental Resources
5.000%, 09/15/2022	64	64
4.900%, 06/01/2044	40	39
4.500%, 04/15/2023	85	89
4.375%, 01/15/2028	55	57
3.800%, 06/01/2024	55	56
Covey Park Energy
7.500%, 05/15/2025 (A)	150	111
Crestwood Midstream Partners
6.250%, 04/01/2023	150	153
5.750%, 04/01/2025	105	108
5.625%, 05/01/2027 (A)	120	121
CrownRock
5.625%, 10/15/2025 (A)	250	244
DCP Midstream Operating
5.375%, 07/15/2025	155	163
5.125%, 05/15/2029	56	57
Denbury Resources
9.000%, 05/15/2021 (A)	174	152
Devon Energy
5.600%, 07/15/2041	100	119
5.000%, 06/15/2045	50	57
Diamond Offshore Drilling
7.875%, 08/15/2025	83	66
Diamondback Energy
5.375%, 05/31/2025	330	345
4.750%, 11/01/2024	60	62
Ecopetrol
5.875%, 09/18/2023	100	111
5.875%, 05/28/2045	200	231
4.125%, 01/16/2025	225	236
Enable Midstream Partners
4.950%, 05/15/2028	230	236
Enbridge
5.500%, 12/01/2046	50	63
4.250%, 12/01/2026	100	110
3.700%, 07/15/2027	50	53

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.900%, 07/15/2022	$50	$51
Enbridge Energy Partners
7.375%, 10/15/2045	50	74
5.500%, 09/15/2040	100	119
Encana
6.500%, 02/01/2038	100	117
Endeavor Energy Resources
5.750%, 01/30/2028 (A)	50	53
5.500%, 01/30/2026 (A)	107	110
Energy Transfer Operating
6.250%, 04/15/2049	415	496
6.125%, 12/15/2045	100	117
5.250%, 04/15/2029	215	242
5.200%, 02/01/2022	100	105
4.950%, 06/15/2028	300	329
4.900%, 03/15/2035	50	52
4.750%, 01/15/2026	50	54
4.200%, 04/15/2027	50	52
3.600%, 02/01/2023	85	88
EnLink Midstream
5.375%, 06/01/2029	135	120
EnLink Midstream Partners
4.850%, 07/15/2026	125	115
4.150%, 06/01/2025	100	90
Ensign Drilling
9.250%, 04/15/2024 (A)	145	123
Enterprise Products Operating
5.100%, 02/15/2045	25	29
4.875%, VAR ICE LIBOR USD 3 Month+2.986%, 08/16/2077	100	98
4.850%, 08/15/2042	100	115
4.800%, 02/01/2049	325	375
4.150%, 10/16/2028	225	249
3.950%, 02/15/2027	220	238
3.700%, 02/15/2026	100	106
3.500%, 02/01/2022	250	258
3.350%, 03/15/2023	100	104
2.850%, 04/15/2021	230	233
EOG Resources
3.150%, 04/01/2025	100	105
EP Energy
7.750%, 05/15/2026 (A)(C)	95	66
EQM Midstream Partners
4.750%, 07/15/2023	300	297
EQT
3.900%, 10/01/2027	50	45
3.000%, 10/01/2022	35	33
EQT Midstream Partners
4.125%, 12/01/2026	35	32
Equinor
4.800%, 11/08/2043	100	128
3.700%, 03/01/2024	200	214

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Extraction Oil & Gas
5.625%, 02/01/2026 (A)	$155	$66
Exxon Mobil
3.567%, 03/06/2045	50	54
3.176%, 03/15/2024	300	316
2.726%, 03/01/2023	100	103
2.709%, 03/06/2025	100	103
2.222%, 03/01/2021	340	342
Genesis Energy
6.750%, 08/01/2022	100	100
6.500%, 10/01/2025	150	143
Gulfport Energy
6.375%, 05/15/2025	200	121
6.000%, 10/15/2024	35	22
Halliburton
7.450%, 09/15/2039	100	142
5.000%, 11/15/2045	50	55
3.800%, 11/15/2025	100	105
Hess
7.125%, 03/15/2033	100	124
5.600%, 02/15/2041	50	56
4.300%, 04/01/2027	50	52
Hess Infrastructure Partners
5.625%, 02/15/2026 (A)	145	152
Hilcorp Energy I
6.250%, 11/01/2028 (A)	90	80
5.750%, 10/01/2025 (A)	117	104
Holly Energy Partners
6.000%, 08/01/2024 (A)	66	69
Husky Energy
4.000%, 04/15/2024	100	105
Indigo Natural Resources
6.875%, 02/15/2026 (A)	150	136
Jagged Peak Energy
5.875%, 05/01/2026	100	101
Jonah Energy
7.250%, 10/15/2025 (A)	191	53
Kinder Morgan
5.300%, 12/01/2034	50	57
5.050%, 02/15/2046	90	99
4.300%, 06/01/2025	100	108
4.300%, 03/01/2028	300	325
3.150%, 01/15/2023	200	205
Kinder Morgan Energy Partners
5.500%, 03/01/2044	50	57
4.300%, 05/01/2024	100	107
4.250%, 09/01/2024	50	54
Magellan Midstream Partners
4.200%, 10/03/2047	100	105
3.950%, 03/01/2050	100	101
Marathon Oil
5.200%, 06/01/2045	50	56
4.400%, 07/15/2027	100	108

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.800%, 11/01/2022	$100	$101
Marathon Petroleum
6.500%, 03/01/2041	50	64
5.125%, 03/01/2021	50	52
5.125%, 12/15/2026	50	57
4.500%, 04/01/2048	25	27
3.800%, 04/01/2028	130	137
Matador Resources
5.875%, 09/15/2026	215	206
McDermott Technology Americas
10.625%, 05/01/2024 (A)	250	47
MEG Energy
6.500%, 01/15/2025 (A)	155	161
Montage Resources
8.875%, 07/15/2023	100	77
Moss Creek Resources Holdings
10.500%, 05/15/2027 (A)	80	62
7.500%, 01/15/2026 (A)	150	101
MPLX
5.200%, 03/01/2047	50	54
5.200%, 12/01/2047 (A)	230	246
4.875%, 06/01/2025	100	110
4.700%, 04/15/2048	245	250
4.500%, 07/15/2023	250	265
4.500%, 04/15/2038	130	133
4.250%, 12/01/2027 (A)	215	226
4.125%, 03/01/2027	50	52
4.000%, 03/15/2028	370	385
3.500%, 12/01/2022 (A)	15	15
Murphy Oil
5.750%, 08/15/2025	102	103
Nabors Industries
5.750%, 02/01/2025	165	123
5.500%, 01/15/2023	100	84
National Oilwell Varco
2.600%, 12/01/2022	100	101
Neptune Energy Bondco
6.625%, 05/15/2025 (A)	200	199
Nexen
6.400%, 05/15/2037	200	276
NGL Energy Partners
7.500%, 11/01/2023	120	120
Noble Energy
5.250%, 11/15/2043	100	108
5.050%, 11/15/2044	50	53
3.900%, 11/15/2024	100	105
3.850%, 01/15/2028	100	104
Noble Holding International
7.875%, 02/01/2026 (A)	145	96
NuStar Logistics
6.000%, 06/01/2026	45	48
5.625%, 04/28/2027	90	94

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Occidental Petroleum
6.600%, 03/15/2046	$50	$64
6.450%, 09/15/2036	25	31
5.550%, 03/15/2026	300	341
4.850%, 03/15/2021	340	351
4.400%, 04/15/2046	50	50
4.400%, 08/15/2049	30	30
4.300%, 08/15/2039	40	41
4.200%, 03/15/2048	100	97
4.100%, 02/01/2021	100	102
3.500%, 08/15/2029	65	66
3.200%, 08/15/2026	65	66
3.000%, 02/15/2027	100	99
2.900%, 08/15/2024	90	91
2.700%, 08/15/2022	70	71
2.700%, 02/15/2023	100	101
2.600%, 08/13/2021	80	80
Oceaneering International
4.650%, 11/15/2024	100	93
ONEOK
6.000%, 06/15/2035	100	116
4.550%, 07/15/2028	250	272
4.450%, 09/01/2049	40	40
4.000%, 07/13/2027	55	58
2.750%, 09/01/2024	100	101
ONEOK Partners
6.200%, 09/15/2043	50	61
Pacific Drilling
8.375%, 10/01/2023 (A)	150	120
Parkland Fuel
6.000%, 04/01/2026 (A)	95	100
5.875%, 07/15/2027 (A)	94	100
Parsley Energy
5.625%, 10/15/2027 (A)	150	155
5.375%, 01/15/2025 (A)	100	103
PBF Holding
7.250%, 06/15/2025	150	157
PBF Logistics
6.875%, 05/15/2023	80	82
PDC Energy
5.750%, 05/15/2026	100	94
Peabody Energy
6.375%, 03/31/2025 (A)	100	82
6.000%, 03/31/2022 (A)	50	47
Petroleos Mexicanos
6.625%, 06/15/2035	300	306
6.500%, 03/13/2027	1,000	1,060
6.500%, 06/02/2041	260	257
6.350%, 02/12/2048	330	315
5.625%, 01/23/2046	100	90
5.350%, 02/12/2028	255	252
2.378%, 04/15/2025	52	53

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Petroleos Mexicanos MTN
6.875%, 08/04/2026	$100	$109
6.750%, 09/21/2047	50	50
Phillips 66
4.875%, 11/15/2044	100	120
4.650%, 11/15/2034	150	174
4.300%, 04/01/2022	50	53
Phillips 66 Partners
4.900%, 10/01/2046	225	250
3.550%, 10/01/2026	225	235
Pioneer Natural Resources
3.950%, 07/15/2022	100	104
Plains All American Pipeline
4.700%, 06/15/2044	100	93
4.650%, 10/15/2025	100	107
4.500%, 12/15/2026	100	105
3.600%, 11/01/2024	100	103
Puget Energy
5.625%, 07/15/2022	100	107
3.650%, 05/15/2025	50	52
Puget Sound Energy
4.300%, 05/20/2045	50	59
3.250%, 09/15/2049	65	66
Puma International Financing
5.125%, 10/06/2024 (A)	200	196
5.000%, 01/24/2026 (A)	200	191
QEP Resources
5.625%, 03/01/2026	100	90
Range Resources
5.000%, 08/15/2022	100	93
5.000%, 03/15/2023	250	216
4.875%, 05/15/2025	38	30
Sabine Pass Liquefaction
5.750%, 05/15/2024	75	84
5.625%, 02/01/2021	25	26
5.625%, 03/01/2025	75	84
4.200%, 03/15/2028	100	105
Schlumberger Investment
3.650%, 12/01/2023	100	106
SESI
7.750%, 09/15/2024	170	94
Seven Generations Energy
5.375%, 09/30/2025 (A)	146	142
Shell International Finance BV
4.550%, 08/12/2043	300	368
4.125%, 05/11/2035	100	115
4.000%, 05/10/2046	50	57
3.750%, 09/12/2046	50	56
3.500%, 11/13/2023	40	42
2.875%, 05/10/2026	50	52
2.500%, 09/12/2026	350	357
2.250%, 11/10/2020	370	371
2.250%, 01/06/2023	100	101

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.875%, 05/10/2021	$250	$251
1.750%, 09/12/2021	50	50
SM Energy
6.625%, 01/15/2027	175	147
5.625%, 06/01/2025	113	96
Southwestern Energy
7.750%, 10/01/2027	305	262
6.200%, 01/23/2025	100	88
Spectra Energy Partners
4.750%, 03/15/2024	100	109
3.500%, 03/15/2025	100	104
SRC Energy
6.250%, 12/01/2025	71	66
Summit Midstream Holdings
5.750%, 04/15/2025	140	109
Suncor Energy
6.850%, 06/01/2039	50	70
6.500%, 06/15/2038	100	138
4.000%, 11/15/2047	200	214
3.600%, 12/01/2024	200	211
Sunoco
6.000%, 04/15/2027	109	115
5.500%, 02/15/2026	275	284
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	100	107
5.350%, 05/15/2045	25	27
4.000%, 10/01/2027	100	104
3.900%, 07/15/2026	100	104
Tallgrass Energy Partners
5.500%, 09/15/2024 (A)	145	141
5.500%, 01/15/2028 (A)	188	176
4.750%, 10/01/2023 (A)	50	49
Targa Resources Partners
6.875%, 01/15/2029 (A)	40	43
6.750%, 03/15/2024	100	104
6.500%, 07/15/2027 (A)	514	550
5.875%, 04/15/2026	100	104
5.375%, 02/01/2027	25	26
5.125%, 02/01/2025	50	51
5.000%, 01/15/2028	100	99
TC PipeLines
3.900%, 05/25/2027	220	231
Teekay Offshore Partners
8.500%, 07/15/2023 (A)	175	175
Total Capital
3.883%, 10/11/2028	10	11
Total Capital International
3.750%, 04/10/2024	50	54
3.461%, 07/12/2049	50	53
3.455%, 02/19/2029	100	109
2.875%, 02/17/2022	300	307
2.829%, 01/10/2030	50	52
2.700%, 01/25/2023	100	102

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.434%, 01/10/2025	$50	$51
2.218%, 07/12/2021	30	30
TransCanada PipeLines
6.200%, 10/15/2037	50	64
5.100%, 03/15/2049	225	270
4.875%, 01/15/2026	100	112
4.750%, 05/15/2038	100	113
4.250%, 05/15/2028	300	332
2.500%, 08/01/2022	100	101
Transocean
9.000%, 07/15/2023 (A)	250	255
7.500%, 01/15/2026 (A)	157	140
7.250%, 11/01/2025 (A)	90	79
Transocean Guardian
5.875%, 01/15/2024 (A)	76	76
Transocean Pontus
6.125%, 08/01/2025 (A)	18	18
Transocean Poseidon
6.875%, 02/01/2027 (A)	220	222
Transocean Sentry
5.375%, 05/15/2023 (A)	101	100
USA Compression Partners
6.875%, 04/01/2026	140	141
6.875%, 09/01/2027 (A)	165	165
Valaris
7.750%, 02/01/2026	260	137
Valero Energy
6.625%, 06/15/2037	100	131
4.350%, 06/01/2028	70	76
4.000%, 04/01/2029	65	69
3.650%, 03/15/2025	90	95
Valero Energy Partners
4.375%, 12/15/2026	220	240
Vine Oil & Gas
8.750%, 04/15/2023 (A)	100	38
Viper Energy Partners
5.375%, 11/01/2027 (A)	100	101
W&T Offshore
9.750%, 11/01/2023 (A)	145	136
Western Midstream Operating
5.450%, 04/01/2044	50	44
4.650%, 07/01/2026	50	50
3.950%, 06/01/2025	100	97
Whiting Petroleum
6.625%, 01/15/2026	183	113
Williams
6.300%, 04/15/2040	100	121
5.750%, 06/24/2044	20	23
4.900%, 01/15/2045	50	53
4.550%, 06/24/2024	50	54
4.300%, 03/04/2024	60	64
3.900%, 01/15/2025	100	105
3.750%, 06/15/2027	100	104

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.700%, 01/15/2023	$15	$16
3.600%, 03/15/2022	450	463
WPX Energy
5.750%, 06/01/2026	175	176
5.250%, 10/15/2027	113	110

		46,291

Financials — 7.6%
Acrisure
8.125%, 02/15/2024 (A)	181	192
7.000%, 11/15/2025 (A)	165	151
Aflac
3.625%, 11/15/2024	100	107
African Development Bank
2.625%, 03/22/2021	50	51
1.250%, 07/26/2021	100	99
African Development Bank MTN
3.000%, 12/06/2021	60	62
2.125%, 11/16/2022	100	101
1.625%, 09/16/2022	210	210
Algeco Global Finance
8.000%, 02/15/2023 (A)	145	143
Alliant Holdings Intermediate
6.750%, 10/15/2027 (A)	130	135
Allied Universal Holdco
9.750%, 07/15/2027 (A)	167	174
6.625%, 07/15/2026 (A)	188	201
Allstate
5.950%, 04/01/2036	100	135
5.750%, VAR ICE LIBOR USD 3 Month+2.938%, 08/15/2053	100	108
3.850%, 08/10/2049	50	56
Ally Financial
5.750%, 11/20/2025	200	223
American Express
4.050%, 12/03/2042	100	117
3.700%, 11/05/2021	300	310
3.400%, 02/27/2023	100	104
3.000%, 02/22/2021	300	304
2.650%, 12/02/2022	100	102
2.500%, 08/01/2022	350	355
American Express Credit MTN
3.300%, 05/03/2027	130	140
2.250%, 05/05/2021	150	151
American Financial Group
4.500%, 06/15/2047	50	55
3.500%, 08/15/2026	85	88
American International Group
5.750%, VAR ICE LIBOR USD 3 Month+2.868%, 04/01/2048	200	216
4.750%, 04/01/2048	300	354
4.700%, 07/10/2035	300	344
4.500%, 07/16/2044	100	112

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.200%, 04/01/2028	$50	$55
4.125%, 02/15/2024	100	108
3.875%, 01/15/2035	100	105
3.300%, 03/01/2021	50	51
Ameriprise Financial
3.700%, 10/15/2024	100	107
Andina de Fomento
4.375%, 06/15/2022	100	105
3.250%, 02/11/2022	500	510
Aon
8.205%, 01/01/2027	100	129
4.600%, 06/14/2044	100	116
3.500%, 06/14/2024	100	105
Arch Capital Group
5.144%, 11/01/2043	50	62
Ares Capital
4.200%, 06/10/2024	65	67
3.625%, 01/19/2022	100	102
Asian Development Bank
2.625%, 01/30/2024	300	313
Asian Development Bank MTN
3.125%, 09/26/2028	300	334
2.875%, 11/27/2020	45	45
2.625%, 01/12/2027	200	213
2.250%, 01/20/2021	500	503
2.000%, 02/16/2022	200	202
2.000%, 01/22/2025	150	153
2.000%, 04/24/2026	100	102
1.875%, 08/10/2022	100	101
1.750%, 09/13/2022	200	201
1.750%, 08/14/2026	100	100
1.625%, 03/16/2021	150	150
1.500%, 10/18/2024	200	199
ASP AMC Merger
8.000%, 05/15/2025 (A)	120	74
Assurant
4.900%, 03/27/2028	100	110
AssuredPartners
7.000%, 08/15/2025 (A)	164	163
Australia & New Zealand Banking Group NY
2.550%, 11/23/2021	150	152
Australia & New Zealand Banking Group NY MTN
3.700%, 11/16/2025	50	54
AXA Equitable Holdings
4.350%, 04/20/2028	300	323
AXIS Specialty Finance
4.000%, 12/06/2027	50	52
Banco Santander
5.179%, 11/19/2025	100	111
3.848%, 04/12/2023	300	314
3.800%, 02/23/2028	200	211
3.125%, 02/23/2023	100	102

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bank of America
7.750%, 05/14/2038	$375	$578
6.110%, 01/29/2037	150	199
3.946%, VAR ICE LIBOR USD 3 Month+1.190%, 01/23/2049	200	226
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	121	127
3.366%, VAR ICE LIBOR USD 3 Month+0.810%, 01/23/2026	100	104
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	117	120
2.738%, VAR ICE LIBOR USD 3 Month+0.370%, 01/23/2022	100	101
Bank of America MTN
5.000%, 01/21/2044	50	64
4.750%, 04/21/2045	40	49
4.330%, VAR ICE LIBOR USD 3 Month+1.520%, 03/15/2050	200	238
4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/2029	100	111
4.244%, VAR ICE LIBOR USD 3 Month+1.814%, 04/24/2038	300	341
4.183%, 11/25/2027	150	162
4.100%, 07/24/2023	115	123
4.000%, 04/01/2024	135	145
4.000%, 01/22/2025	150	160
3.974%, VAR ICE LIBOR USD 3 Month+1.210%, 02/07/2030	350	382
3.970%, VAR ICE LIBOR USD 3 Month+1.070%, 03/05/2029	150	163
3.875%, 08/01/2025	100	108
3.864%, VAR ICE LIBOR USD 3 Month+0.940%, 07/23/2024	100	106
3.824%, VAR ICE LIBOR USD 3 Month+1.575%, 01/20/2028	350	377
3.705%, VAR ICE LIBOR USD 3 Month+1.512%, 04/24/2028	100	107
3.559%, VAR ICE LIBOR USD 3 Month+1.060%, 04/23/2027	200	211
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/2024	150	156
3.499%, VAR ICE LIBOR USD 3 Month+0.630%, 05/17/2022	100	102
3.458%, VAR ICE LIBOR USD 3 Month+0.970%, 03/15/2025	300	313
3.194%, VAR ICE LIBOR USD 3 Month+1.180%, 07/23/2030	100	103
3.124%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	300	306
2.884%, VAR ICE LIBOR USD 3 Month+0.012%, 10/22/2030	100	101
2.881%, VAR ICE LIBOR USD 3 Month+1.021%, 04/24/2023	350	356

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.816%, VAR ICE LIBOR USD 3 Month+0.930%, 07/21/2023	$100	$101
2.625%, 04/19/2021	250	253
2.456%, VAR ICE LIBOR USD 3 Month+0.870%, 10/22/2025	100	100
2.151%, 11/09/2020	150	150
Bank of Montreal MTN
3.300%, 02/05/2024	200	208
2.350%, 09/11/2022	150	153
1.900%, 08/27/2021	350	350
Bank of New York Mellon
3.550%, 09/23/2021	100	103
Bank of New York Mellon MTN
3.000%, 02/24/2025	150	157
3.000%, 10/30/2028	285	296
2.800%, 05/04/2026	350	361
2.661%, VAR ICE LIBOR USD 3 Month+0.634%, 05/16/2023	350	355
2.600%, 02/07/2022	300	305
2.450%, 11/27/2020	50	50
2.100%, 10/24/2024	50	50
2.050%, 05/03/2021	250	251
Bank of Nova Scotia
4.650%, VAR ICE LIBOR USD 3 Month+2.648%, 04/12/2168	150	150
3.400%, 02/11/2024	400	419
2.800%, 07/21/2021	50	51
2.700%, 08/03/2026	100	102
2.450%, 03/22/2021	150	151
1.875%, 04/26/2021	300	300
Barclays
5.250%, 08/17/2045	100	120
5.200%, 05/12/2026	400	434
5.088%, VAR ICE LIBOR USD 3 Month+3.054%, 06/20/2030	200	217
4.836%, 05/09/2028	550	587
4.610%, VAR ICE LIBOR USD 3 Month+1.400%, 02/15/2023	520	543
3.650%, 03/16/2025	150	155
3.250%, 01/12/2021	50	51
2.650%, 01/11/2021	100	101
Barclays MTN
4.338%, VAR ICE LIBOR USD 3 Month+1.356%, 05/16/2024	300	316
BB&T MTN
2.500%, 08/01/2024	100	101
2.200%, 03/16/2023	100	101
2.150%, 02/01/2021	350	351
BBVA USA
2.500%, 08/27/2024	250	250
Berkshire Hathaway
4.500%, 02/11/2043	50	61
3.125%, 03/15/2026	35	37

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.750%, 03/15/2023	$100	$103
2.200%, 03/15/2021	35	35
Berkshire Hathaway Finance
4.250%, 01/15/2021	100	103
4.250%, 01/15/2049	300	358
BlackRock
3.500%, 03/18/2024	100	107
3.250%, 04/30/2029	90	97
BNP Paribas MTN
5.000%, 01/15/2021	150	156
Branch Banking & Trust
3.625%, 09/16/2025	150	161
2.625%, 01/15/2022	150	152
Brighthouse Financial
4.700%, 06/22/2047	250	222
3.700%, 06/22/2027	250	246
Brookfield Finance
4.700%, 09/20/2047	50	56
4.000%, 04/01/2024	50	53
Brown & Brown
4.500%, 03/15/2029	50	55
Canadian Imperial Bank of Commerce
2.606%, VAR ICE LIBOR USD 3 Month+0.785%, 07/22/2023	50	51
2.550%, 06/16/2022	300	305
Capital One
2.650%, 08/08/2022	150	152
2.250%, 09/13/2021	150	151
Capital One Financial
4.250%, 04/30/2025	100	109
3.900%, 01/29/2024	300	318
3.750%, 07/28/2026	350	369
3.750%, 03/09/2027	350	372
3.450%, 04/30/2021	100	102
3.200%, 02/05/2025	100	104
Charles Schwab
3.850%, 05/21/2025	100	109
3.450%, 02/13/2026	70	74
3.250%, 05/22/2029	200	212
Chubb INA Holdings
3.350%, 05/15/2024	100	106
2.300%, 11/03/2020	100	100
CIT Group
5.250%, 03/07/2025	50	55
4.750%, 02/16/2024	210	224
Citibank
3.650%, 01/23/2024	250	266
3.165%, VAR ICE LIBOR USD 3 Month+0.530%, 02/19/2022	250	254
2.850%, 02/12/2021	200	202
Citigroup
6.675%, 09/13/2043	90	131
6.125%, 08/25/2036	100	131

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.750%, 05/18/2046	$150	$176
4.650%, 07/30/2045	100	122
4.650%, 07/23/2048	200	247
4.600%, 03/09/2026	335	368
4.450%, 09/29/2027	100	110
4.044%, VAR ICE LIBOR USD 3 Month+1.023%, 06/01/2024	100	106
3.980%, VAR ICE LIBOR USD 3 Month+1.338%, 03/20/2030	300	327
3.878%, VAR ICE LIBOR USD 3 Month+1.168%, 01/24/2039	200	220
3.875%, 03/26/2025	100	106
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028	150	159
3.520%, VAR ICE LIBOR USD 3 Month+1.151%, 10/27/2028	350	368
3.400%, 05/01/2026	150	157
3.352%, VAR ICE LIBOR USD 3 Month+0.897%, 04/24/2025	150	156
3.300%, 04/27/2025	100	105
3.142%, VAR ICE LIBOR USD 3 Month+0.722%, 01/24/2023	150	153
2.976%, VAR United States Secured Overnight Financing Rate+1.422%, 11/05/2030	100	101
2.900%, 12/08/2021	350	356
2.876%, VAR ICE LIBOR USD 3 Month+0.950%, 07/24/2023	150	152
2.750%, 04/25/2022	200	203
2.700%, 03/30/2021	50	50
2.350%, 08/02/2021	350	352
2.312%, VAR United States Secured Overnight Financing Rate+0.867%, 11/04/2022	50	50
Citizens Bank
3.750%, 02/18/2026	300	322
3.250%, 02/14/2022	300	308
Citizens Financial Group
2.375%, 07/28/2021	30	30
CME Group
3.000%, 03/15/2025	100	105
CNA Financial
4.500%, 03/01/2026	50	55
3.900%, 05/01/2029	40	44
3.450%, 08/15/2027	50	52
Comerica
4.000%, 02/01/2029	50	56
3.700%, 07/31/2023	225	237
Cooperatieve Rabobank
5.250%, 08/04/2045	150	190
4.625%, 12/01/2023	150	162
3.750%, 07/21/2026	150	157

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cooperatieve Rabobank MTN
3.875%, 02/08/2022	$150	$156
2.500%, 01/19/2021	150	151
Council of Europe Development Bank
2.625%, 02/13/2023	120	124
2.500%, 02/27/2024	300	311
Credit Suisse MTN
3.625%, 09/09/2024	150	159
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	50	62
3.800%, 06/09/2023	150	157
3.750%, 03/26/2025	150	158
3.450%, 04/16/2021	150	153
Curo Group Holdings
8.250%, 09/01/2025 (A)	190	167
Deutsche Bank
4.500%, 04/01/2025	200	196
3.950%, 02/27/2023	100	102
3.300%, 11/16/2022	100	100
3.150%, 01/22/2021	100	100
Deutsche Bank MTN
3.700%, 05/30/2024	250	253
3.375%, 05/12/2021	100	101
Deutsche Bank NY
5.000%, 02/14/2022	300	313
4.875%, VAR USD ICE Swap 11:00 NY 5 Yr+2.553%, 12/01/2032	300	278
4.250%, 10/14/2021	300	308
Discover Bank
4.200%, 08/08/2023	150	160
Discover Financial Services
4.500%, 01/30/2026	300	330
4.100%, 02/09/2027	340	365
3.850%, 11/21/2022	100	105
E*TRADE Financial
3.800%, 08/24/2027	100	104
2.950%, 08/24/2022	25	26
Enstar Group
4.950%, 06/01/2029	50	54
European Bank for Reconstruction & Development MTN
2.750%, 04/26/2021	500	508
2.750%, 03/07/2023	500	518
2.000%, 02/01/2021	200	201
European Investment Bank
2.625%, 05/20/2022	600	615
2.625%, 03/15/2024	885	923
2.500%, 03/15/2023	180	185
2.375%, 06/15/2022	500	510
2.250%, 03/15/2022	200	203
2.250%, 06/24/2024	200	206
2.125%, 10/15/2021	150	151
2.000%, 03/15/2021	150	151

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.875%, 02/10/2025	$200	$202
1.625%, 12/15/2020	250	250
1.625%, 06/15/2021	150	150
1.375%, 09/06/2022	170	169
European Investment Bank MTN
3.125%, 12/14/2023	150	159
2.875%, 08/15/2023	500	524
2.375%, 05/13/2021	200	202
Fairfax Financial Holdings
4.850%, 04/17/2028	200	218
Fidelity & Guaranty Life Holdings
5.500%, 05/01/2025 (A)	120	128
Fidelity National Financial
4.500%, 08/15/2028	50	54
Fifth Third Bancorp
3.950%, 03/14/2028	250	274
3.650%, 01/25/2024	350	369
First Republic Bank
4.625%, 02/13/2047	50	58
FMS Wertmanagement
2.750%, 01/30/2024	500	523
Franklin Resources
2.850%, 03/30/2025	150	155
Freedom Mortgage
8.250%, 04/15/2025 (A)	200	189
FS Energy & Power Fund
7.500%, 08/15/2023 (A)	160	162
Global Aircraft Leasing
6.500% cash/7.250% PIK, 09/15/2024 (A)	300	307
Globe Life
4.550%, 09/15/2028	200	224
Goldman Sachs Group
6.750%, 10/01/2037	125	170
6.250%, 02/01/2041	100	140
5.750%, 01/24/2022	130	140
4.750%, 10/21/2045	100	122
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/2039	400	452
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/2029	150	164
4.017%, VAR ICE LIBOR USD 3 Month+1.373%, 10/31/2038	300	324
3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/2029	100	106
3.750%, 05/22/2025	150	159
3.750%, 02/25/2026	360	383
3.625%, 02/20/2024	310	326
3.500%, 01/23/2025	100	105
3.500%, 11/16/2026	100	104
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/2025	145	150
3.200%, 02/23/2023	255	263

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.000%, 04/26/2022	$385	$390
2.908%, VAR ICE LIBOR USD 3 Month+1.053%, 06/05/2023	150	152
2.876%, VAR ICE LIBOR USD 3 Month+0.821%, 10/31/2022	100	101
2.875%, 02/25/2021	50	51
2.600%, 12/27/2020	50	50
2.350%, 11/15/2021	350	351
Goldman Sachs Group MTN
4.800%, 07/08/2044	100	122
3.850%, 07/08/2024	100	106
Hartford Financial Services Group
4.400%, 03/15/2048	200	233
4.300%, 04/15/2043	100	113
HSBC Holdings
6.500%, 05/02/2036	100	134
6.500%, 09/15/2037	325	442
5.250%, 03/14/2044	100	126
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/2029	100	112
4.375%, 11/23/2026	250	270
4.292%, VAR ICE LIBOR USD 3 Month+1.348%, 09/12/2026	300	324
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	350	375
3.973%, VAR ICE LIBOR USD 3 Month+1.610%, 05/22/2030	290	313
3.950%, VAR ICE LIBOR USD 3 Month+0.987%, 05/18/2024	100	105
3.803%, VAR ICE LIBOR USD 3 Month+1.211%, 03/11/2025	220	231
3.262%, VAR ICE LIBOR USD 3 Month+1.055%, 03/13/2023	300	307
3.033%, VAR ICE LIBOR USD 3 Month+0.923%, 11/22/2023	100	102
2.950%, 05/25/2021	150	152
2.650%, 01/05/2022	350	354
HUB International
7.000%, 05/01/2026 (A)	265	273
Hunt
6.250%, 02/15/2026 (A)	100	98
Huntington Bancshares
2.300%, 01/14/2022	150	151
Huntington National Bank
3.125%, 04/01/2022	300	308
2.500%, 08/07/2022	150	152
Industrial & Commercial Bank of China
2.452%, 10/20/2021	150	150
ING Groep
4.100%, 10/02/2023	100	107
4.050%, 04/09/2029	200	220
3.550%, 04/09/2024	200	210

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Inter-American Development Bank
3.200%, 08/07/2042	$100	$116
3.125%, 09/18/2028	400	445
3.000%, 02/21/2024	300	317
2.625%, 01/16/2024	750	780
2.375%, 07/07/2027	200	210
1.875%, 03/15/2021	100	100
Inter-American Development Bank MTN
3.000%, 09/26/2022	50	52
2.625%, 04/19/2021	500	507
1.750%, 09/14/2022	200	201
Intercontinental Exchange
4.250%, 09/21/2048	25	30
3.750%, 12/01/2025	55	60
3.750%, 09/21/2028	20	22
3.450%, 09/21/2023	15	16
2.750%, 12/01/2020	55	55
International Bank for Reconstruction & Development
3.000%, 09/27/2023	150	158
2.750%, 07/23/2021	500	509
2.500%, 03/19/2024	400	415
2.500%, 11/25/2024	200	209
2.500%, 07/29/2025	150	157
2.125%, 11/01/2020	200	201
2.125%, 07/01/2022	500	507
2.000%, 01/26/2022	200	202
1.875%, 06/19/2023	300	303
1.750%, 04/19/2023	150	151
1.625%, 02/10/2022	200	200
1.500%, 08/28/2024	200	199
International Bank for Reconstruction & Development MTN
2.500%, 11/22/2027	500	529
1.875%, 10/27/2026	200	203
1.625%, 03/09/2021	150	150
1.375%, 05/24/2021	250	249
International Finance MTN
2.000%, 10/24/2022	200	202
1.375%, 10/16/2024	225	223
1.125%, 07/20/2021	100	99
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)	200	214
Invesco Finance
5.375%, 11/30/2043	150	181
Jefferies Financial Group
5.500%, 10/18/2023	100	109
Jefferies Group
6.875%, 04/15/2021	100	106
4.850%, 01/15/2027	35	38
JPMorgan Chase
6.400%, 05/15/2038	400	569
5.625%, 08/16/2043	90	120

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.950%, 06/01/2045	$100	$124
4.625%, 05/10/2021	150	156
4.350%, 08/15/2021	100	104
4.250%, 10/01/2027	95	105
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	100	113
4.023%, VAR ICE LIBOR USD 3 Month+1.000%, 12/05/2024	200	214
4.005%, VAR ICE LIBOR USD 3 Month+1.120%, 04/23/2029	100	109
3.964%, VAR ICE LIBOR USD 3 Month+1.380%, 11/15/2048	145	162
3.960%, VAR ICE LIBOR USD 3 Month+1.245%, 01/29/2027	450	487
3.900%, 07/15/2025	100	108
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/2049	250	277
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/2038	400	438
3.875%, 02/01/2024	100	107
3.797%, VAR ICE LIBOR USD 3 Month+0.890%, 07/23/2024	100	106
3.702%, VAR ICE LIBOR USD 3 Month+1.160%, 05/06/2030	100	108
3.625%, 05/13/2024	125	133
3.559%, VAR ICE LIBOR USD 3 Month+0.730%, 04/23/2024	150	157
3.540%, VAR ICE LIBOR USD 3 Month+1.380%, 05/01/2028	150	159
3.514%, VAR ICE LIBOR USD 3 Month+0.610%, 06/18/2022	150	153
3.509%, VAR ICE LIBOR USD 3 Month+0.945%, 01/23/2029	125	132
3.300%, 04/01/2026	150	158
3.250%, 09/23/2022	100	103
3.207%, VAR ICE LIBOR USD 3 Month+0.695%, 04/01/2023	280	287
3.125%, 01/23/2025	100	104
2.950%, 10/01/2026	350	361
2.776%, VAR ICE LIBOR USD 3 Month+0.935%, 04/25/2023	363	368
2.739%, VAR United States Secured Overnight Financing Rate+1.510%, 10/15/2030	175	175
2.700%, 05/18/2023	150	153
2.550%, 03/01/2021	50	50
2.301%, VAR United States Secured Overnight Financing Rate+1.160%, 10/15/2025	260	260
Kemper
4.350%, 02/15/2025	35	37
KeyBank
3.300%, 02/01/2022	300	309

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.300%, 09/14/2022	$150	$151
KeyCorp MTN
4.150%, 10/29/2025	230	253
Kreditanstalt fuer Wiederaufbau
3.127%, 04/18/2036 (D)	200	140
2.875%, 04/03/2028	500	545
2.625%, 04/12/2021	100	101
2.625%, 02/28/2024	315	328
2.500%, 02/15/2022	700	714
2.375%, 12/29/2022	1,000	1,024
2.125%, 01/17/2023	150	153
2.000%, 11/30/2021	50	51
2.000%, 09/29/2022	100	101
2.000%, 05/02/2025	250	255
1.500%, 06/15/2021	300	299
1.375%, 08/05/2024	500	495
Kreditanstalt fuer Wiederaufbau MTN
3.125%, 12/15/2021	500	516
Ladder Capital Finance Holdings LLLP
5.250%, 03/15/2022 (A)	95	98
Landwirtschaftliche Rentenbank
2.500%, 11/15/2027	100	106
2.375%, 06/10/2025	150	156
2.250%, 10/01/2021	150	151
2.000%, 01/13/2025	100	102
Landwirtschaftliche Rentenbank MTN
1.750%, 09/24/2021	80	80
Lazard Group
4.375%, 03/11/2029	100	109
3.750%, 02/13/2025	50	53
Legg Mason
4.750%, 03/15/2026	50	55
Lincoln National
4.350%, 03/01/2048	210	232
4.000%, 09/01/2023	5	5
3.800%, 03/01/2028	120	129
3.625%, 12/12/2026	50	53
3.350%, 03/09/2025	150	157
Lions Gate Capital Holdings
6.375%, 02/01/2024 (A)	50	48
5.875%, 11/01/2024 (A)	105	99
Lloyds Bank
3.300%, 05/07/2021	100	102
Lloyds Banking Group
4.650%, 03/24/2026	350	378
4.550%, 08/16/2028	200	225
4.344%, 01/09/2048	100	106
4.050%, 08/16/2023	100	106
3.750%, 01/11/2027	350	370
3.100%, 07/06/2021	150	152
Loews
2.625%, 05/15/2023	100	102

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
LPL Holdings
5.750%, 09/15/2025 (A)	$150	$156
Manulife Financial
4.061%, VAR USD Swap Semi 30/360 5 Yr Curr+1.647%, 02/24/2032	100	104
Markel
5.000%, 04/05/2046	50	58
4.300%, 11/01/2047	200	211
Marsh & McLennan
4.375%, 03/15/2029	200	228
4.350%, 01/30/2047	20	23
4.200%, 03/01/2048	50	57
3.875%, 03/15/2024	300	320
3.750%, 03/14/2026	100	108
2.750%, 01/30/2022	30	30
MetLife
4.875%, 11/13/2043	100	125
4.600%, 05/13/2046	100	123
4.368%, 09/15/2023	85	92
4.050%, 03/01/2045	100	113
3.600%, 04/10/2024	100	106
3.600%, 11/13/2025	100	109
Mitsubishi UFJ Financial Group
4.286%, 07/26/2038	235	270
3.961%, 03/02/2028	100	110
3.761%, 07/26/2023	150	158
3.677%, 02/22/2027	350	374
3.535%, 07/26/2021	260	266
2.950%, 03/01/2021	50	51
2.801%, 07/18/2024	200	204
2.665%, 07/25/2022	350	355
Mizuho Financial Group
3.663%, 02/28/2027	350	374
3.170%, 09/11/2027	150	156
2.869%, VAR ICE LIBOR USD 3 Month+1.310%, 09/13/2030	200	200
2.601%, 09/11/2022	100	101
Moody’s
4.875%, 12/17/2048	200	251
3.250%, 01/15/2028	35	37
2.750%, 12/15/2021	100	102
2.625%, 01/15/2023	50	51
Morgan Stanley
5.750%, 01/25/2021	175	183
4.457%, VAR ICE LIBOR USD 3 Month+1.431%, 04/22/2039	150	174
3.737%, VAR ICE LIBOR USD 3 Month+0.847%, 04/24/2024	140	147
3.625%, 01/20/2027	150	160
Morgan Stanley MTN
6.375%, 07/24/2042	150	220
4.875%, 11/01/2022	65	70

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.431%, VAR ICE LIBOR USD 3 Month+1.628%, 01/23/2030	$350	$393
4.350%, 09/08/2026	65	71
4.300%, 01/27/2045	100	116
4.000%, 07/23/2025	155	168
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	300	328
3.875%, 01/27/2026	150	162
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	100	107
3.125%, 01/23/2023	100	103
3.125%, 07/27/2026	250	260
2.720%, VAR United States Secured Overnight Financing Rate+1.152%, 07/22/2025	315	319
2.625%, 11/17/2021	150	152
2.500%, 04/21/2021	260	262
MSCI
5.750%, 08/15/2025 (A)	212	223
5.375%, 05/15/2027 (A)	60	64
5.250%, 11/15/2024 (A)	150	154
National Australia Bank
2.500%, 07/12/2026	150	151
National Australia Bank MTN
2.625%, 01/14/2021	50	51
2.500%, 05/22/2022	150	152
National Rural Utilities Cooperative Finance
3.400%, 02/07/2028	100	108
2.950%, 02/07/2024	230	238
National Rural Utilities Cooperative Finance MTN
3.250%, 11/01/2025	50	52
2.900%, 03/15/2021	70	71
2.300%, 09/15/2022	70	71
Nationstar Mortgage Holdings
9.125%, 07/15/2026 (A)	265	290
8.125%, 07/15/2023 (A)	195	207
Navient
7.250%, 09/25/2023	500	546
6.750%, 06/25/2025	105	111
6.750%, 06/15/2026	40	42
5.875%, 03/25/2021	115	119
5.875%, 10/25/2024	100	103
NFP
6.875%, 07/15/2025 (A)	108	106
Nordic Investment Bank
2.250%, 05/21/2024	200	205
1.625%, 11/20/2020	200	200
Northern Trust
3.375%, VAR ICE LIBOR USD 3 Month+1.131%, 05/08/2032	163	169
3.150%, 05/03/2029	50	53

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Oesterreichische Kontrollbank
2.875%, 09/07/2021	$300	$306
2.625%, 01/31/2022	450	460
Oesterreichische Kontrollbank MTN
2.875%, 03/13/2023	500	520
Old Republic International
3.875%, 08/26/2026	50	53
ORIX
3.700%, 07/18/2027	50	53
2.900%, 07/18/2022	30	31
Owl Rock Capital
4.000%, 03/30/2025	50	50
PNC Bank
3.300%, 10/30/2024	150	158
3.100%, 10/25/2027	150	158
2.625%, 02/17/2022	150	152
2.450%, 11/05/2020	150	151
2.450%, 07/28/2022	150	152
2.150%, 04/29/2021	150	151
PNC Financial Services Group
3.500%, 01/23/2024	400	423
Principal Financial Group
3.700%, 05/15/2029	25	27
3.400%, 05/15/2025	150	158
Progressive
4.200%, 03/15/2048	250	296
3.700%, 01/26/2045	50	54
2.450%, 01/15/2027	50	50
Prudential Financial
5.875%, VAR ICE LIBOR USD 3 Month+4.175%, 09/15/2042	100	108
4.500%, VAR ICE LIBOR USD 3 Month+2.380%, 09/15/2047	100	104
3.935%, 12/07/2049	300	328
Prudential Financial MTN
5.700%, 12/14/2036	100	133
4.600%, 05/15/2044	50	59
3.500%, 05/15/2024	100	106
Quicken Loans
5.750%, 05/01/2025 (A)	350	360
5.250%, 01/15/2028 (A)	100	103
Raymond James Financial
4.950%, 07/15/2046	50	61
Regions Financial
3.200%, 02/08/2021	150	152
2.750%, 08/14/2022	350	357
Reinsurance Group of America
3.950%, 09/15/2026	30	32
3.900%, 05/15/2029	50	53
RenaissanceRe Finance
3.450%, 07/01/2027	30	31
RenaissanceRe Holdings
3.600%, 04/15/2029	25	27

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Royal Bank of Canada
2.300%, 03/22/2021	$150	$151
Royal Bank of Canada MTN
3.200%, 04/30/2021	275	281
2.750%, 02/01/2022	300	306
Royal Bank of Scotland Group
6.125%, 12/15/2022	75	82
6.100%, 06/10/2023	35	39
6.000%, 12/19/2023	65	72
5.125%, 05/28/2024	75	81
4.800%, 04/05/2026	350	388
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/2024	100	106
4.445%, VAR ICE LIBOR USD 3 Month+1.871%, 05/08/2030	200	219
3.498%, VAR ICE LIBOR USD 3 Month+1.480%, 05/15/2023	350	358
S&P Global
4.500%, 05/15/2048	250	310
4.400%, 02/15/2026	100	112
4.000%, 06/15/2025	50	55
Santander Holdings USA
4.450%, 12/03/2021	300	313
4.400%, 07/13/2027	50	54
3.700%, 03/28/2022	230	236
3.400%, 01/18/2023	100	103
Santander UK
2.875%, 06/18/2024	200	205
Santander UK Group Holdings
3.823%, VAR ICE LIBOR USD 3 Month+1.400%, 11/03/2028	350	369
Santander UK Group Holdings MTN
3.125%, 01/08/2021	100	101
Springleaf Finance
7.750%, 10/01/2021	200	218
7.125%, 03/15/2026	395	450
6.875%, 03/15/2025	80	91
6.625%, 01/15/2028	36	40
6.125%, 03/15/2024	335	366
5.625%, 03/15/2023	200	215
Starwood Property Trust
5.000%, 12/15/2021	155	160
Stifel Financial
4.250%, 07/18/2024	50	53
Sumitomo Mitsui Financial Group
3.944%, 07/19/2028	250	276
3.784%, 03/09/2026	50	54
3.748%, 07/19/2023	250	263
3.446%, 01/11/2027	150	158
3.364%, 07/12/2027	350	368
2.934%, 03/09/2021	50	51
2.784%, 07/12/2022	350	356
2.632%, 07/14/2026	50	50

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.442%, 10/19/2021	$150	$151
2.058%, 07/14/2021	150	150
SunTrust Banks
4.000%, 05/01/2025	100	108
2.900%, 03/03/2021	150	152
2.700%, 01/27/2022	350	355
2.450%, 08/01/2022	350	354
Svensk Exportkredit MTN
2.875%, 05/22/2021	200	204
2.875%, 03/14/2023	500	520
Svenska Handelsbanken
3.900%, 11/20/2023	150	160
Synchrony Financial
4.250%, 08/15/2024	100	106
3.950%, 12/01/2027	350	364
3.700%, 08/04/2026	350	361
TD Ameritrade Holding
2.950%, 04/01/2022	100	102
2.750%, 10/01/2029	20	20
Tempo Acquisition
6.750%, 06/01/2025 (A)	195	201
Toronto-Dominion Bank
3.625%, VAR USD Swap Semi 30/360 5 Yr Curr+2.205%, 09/15/2031	150	157
Toronto-Dominion Bank MTN
2.650%, 06/12/2024	100	102
2.500%, 12/14/2020	150	151
2.125%, 04/07/2021	150	151
1.900%, 12/01/2022	200	200
Travelers
4.100%, 03/04/2049	150	177
4.050%, 03/07/2048	50	58
4.000%, 05/30/2047	40	46
3.750%, 05/15/2046	25	28
Travelers MTN
6.250%, 06/15/2037	100	143
Trinity Acquisition
4.400%, 03/15/2026	50	54
Unum Group
4.000%, 06/15/2029	70	74
US Bancorp
3.375%, 02/05/2024	300	317
US Bancorp MTN
3.900%, 04/26/2028	100	112
3.600%, 09/11/2024	150	159
2.950%, 07/15/2022	100	103
2.625%, 01/24/2022	300	305
2.375%, 07/22/2026	150	152
USI
6.875%, 05/01/2025 (A)	120	122
VistaJet Malta Finance
10.500%, 06/01/2024 (A)	99	96

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Voya Financial
3.125%, 07/15/2024	$50	$52
Wells Fargo
5.606%, 01/15/2044	150	197
5.375%, 11/02/2043	180	228
3.900%, 05/01/2045	150	170
3.625%, 10/22/2021	300	309
3.069%, 01/24/2023	300	306
3.000%, 04/22/2026	150	154
3.000%, 10/23/2026	150	154
2.897%, VAR ICE LIBOR USD 3 Month+0.610%, 05/27/2022	495	501
2.600%, 01/15/2021	100	101
2.500%, 03/04/2021	150	151
2.082%, VAR ICE LIBOR USD 3 Month+0.650%, 09/09/2022	300	300
Wells Fargo MTN
4.300%, 07/22/2027	100	109
4.150%, 01/24/2029	150	167
4.125%, 08/15/2023	150	159
4.100%, 06/03/2026	135	145
3.750%, 01/24/2024	350	370
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/2028	375	398
3.450%, 02/13/2023	100	103
3.196%, VAR ICE LIBOR USD 3 Month+1.170%, 06/17/2027	185	192
3.000%, 02/19/2025	100	103
2.879%, VAR ICE LIBOR USD 3 Month+1.170%, 10/30/2030	150	151
2.625%, 07/22/2022	290	294
2.406%, VAR ICE LIBOR USD 3 Month+0.825%, 10/30/2025	130	130
Wells Fargo Capital X
5.950%, 12/15/2036	150	188
Westpac Banking
4.421%, 07/24/2039	25	28
4.110%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.000%, 07/24/2034	30	32
3.650%, 05/15/2023	100	105
3.350%, 03/08/2027	350	374
3.300%, 02/26/2024	300	315
2.850%, 05/13/2026	250	259
2.700%, 08/19/2026	250	258
2.600%, 11/23/2020	50	50
2.500%, 06/28/2022	50	51
2.100%, 05/13/2021	50	50
2.000%, 08/19/2021	350	351
Willis North America
3.875%, 09/15/2049	35	35
3.600%, 05/15/2024	50	52
2.950%, 09/15/2029	30	30

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
XLIT
5.500%, 03/31/2045	$100	$128
4.450%, 03/31/2025	100	109

		119,857

Health Care — 3.1%
Abbott Laboratories
4.900%, 11/30/2046	100	128
4.750%, 11/30/2036	50	61
4.750%, 04/15/2043	300	366
3.750%, 11/30/2026	28	31
3.400%, 11/30/2023	70	74
2.950%, 03/15/2025	100	104
AbbVie
4.700%, 05/14/2045	35	37
4.500%, 05/14/2035	140	152
4.450%, 05/14/2046	150	155
4.300%, 05/14/2036	350	372
3.750%, 11/14/2023	200	211
3.600%, 05/14/2025	100	105
3.375%, 11/14/2021	300	308
3.200%, 11/06/2022	45	46
3.200%, 05/14/2026	100	102
2.900%, 11/06/2022	100	102
2.850%, 05/14/2023	50	51
Acadia Healthcare
5.625%, 02/15/2023	100	101
Aetna
3.875%, 08/15/2047	45	44
2.800%, 06/15/2023	25	25
Agilent Technologies
3.050%, 09/22/2026	65	66
2.750%, 09/15/2029	25	25
AHS Hospital
5.024%, 07/01/2045	25	32
Allergan Finance
3.250%, 10/01/2022	50	51
Allergan Funding SCS
4.850%, 06/15/2044	50	54
4.750%, 03/15/2045	100	106
4.550%, 03/15/2035	100	107
3.850%, 06/15/2024	100	106
3.800%, 03/15/2025	100	105
AmerisourceBergen
4.250%, 03/01/2045	25	26
3.450%, 12/15/2027	350	365
3.400%, 05/15/2024	100	104
Amgen
5.150%, 11/15/2041	100	122
4.663%, 06/15/2051	400	468
4.563%, 06/15/2048	100	115
4.400%, 05/01/2045	125	141
3.875%, 11/15/2021	100	103

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.125%, 05/01/2025	$50	$52
2.650%, 05/11/2022	250	254
2.600%, 08/19/2026	100	101
2.250%, 08/19/2023	100	100
1.850%, 08/19/2021	50	50
Anthem
5.100%, 01/15/2044	150	174
4.650%, 01/15/2043	50	55
4.550%, 03/01/2048	50	55
4.375%, 12/01/2047	300	322
4.101%, 03/01/2028	50	54
3.650%, 12/01/2027	300	317
3.500%, 08/15/2024	150	158
2.500%, 11/21/2020	300	302
Ascension Health
3.945%, 11/15/2046	60	69
3.106%, 11/15/2039	20	20
AstraZeneca
6.450%, 09/15/2037	100	141
4.375%, 11/16/2045	100	118
3.500%, 08/17/2023	200	210
3.375%, 11/16/2025	100	106
2.375%, 11/16/2020	100	100
Avantor
9.000%, 10/01/2025 (A)	311	347
6.000%, 10/01/2024 (A)	300	321
Bausch Health
9.000%, 12/15/2025 (A)	700	786
7.250%, 05/30/2029 (A)	69	76
7.000%, 03/15/2024 (A)	500	523
7.000%, 01/15/2028 (A)	69	74
6.500%, 03/15/2022 (A)	100	103
6.125%, 04/15/2025 (A)	250	259
5.875%, 05/15/2023 (A)	56	57
5.750%, 08/15/2027 (A)	160	174
5.500%, 11/01/2025 (A)	196	205
Bausch Health Americas
9.250%, 04/01/2026 (A)	225	254
8.500%, 01/31/2027 (A)	250	281
Baxalta
5.250%, 06/23/2045	15	19
Baxter International
3.500%, 08/15/2046	100	100
BCPE Cycle Merger Sub II
10.625%, 07/15/2027 (A)	125	117
Becton Dickinson
4.685%, 12/15/2044	40	47
4.669%, 06/06/2047	50	60
3.734%, 12/15/2024	50	54
3.700%, 06/06/2027	66	71
3.363%, 06/06/2024	350	367
3.125%, 11/08/2021	100	102
2.894%, 06/06/2022	65	66

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Biogen
5.200%, 09/15/2045	$100	$123
3.625%, 09/15/2022	100	104
Boston Scientific
4.000%, 03/01/2028	100	112
3.850%, 05/15/2025	100	108
Bristol-Myers Squibb
4.500%, 03/01/2044	50	60
4.250%, 10/26/2049 (A)	85	99
4.125%, 06/15/2039 (A)	35	40
3.400%, 07/26/2029 (A)	130	140
3.250%, 02/27/2027	100	107
3.250%, 08/01/2042	100	101
3.200%, 06/15/2026 (A)	50	53
2.900%, 07/26/2024 (A)	110	114
2.600%, 05/16/2022 (A)	75	77
Cardinal Health
3.410%, 06/15/2027	250	255
2.616%, 06/15/2022	100	101
Catalent Pharma Solutions
5.000%, 07/15/2027 (A)	70	73
Celgene
5.000%, 08/15/2045	50	64
4.550%, 02/20/2048	100	121
4.350%, 11/15/2047	50	58
3.900%, 02/20/2028	100	110
3.875%, 08/15/2025	50	54
3.625%, 05/15/2024	50	53
3.450%, 11/15/2027	50	53
3.250%, 02/20/2023	100	103
2.875%, 08/15/2020	100	101
2.875%, 02/19/2021	345	349
2.750%, 02/15/2023	250	255
Centene
6.125%, 02/15/2024	376	391
5.375%, 06/01/2026 (A)	325	344
4.750%, 01/15/2025	90	93
Change Healthcare Holdings
5.750%, 03/01/2025 (A)	215	220
Charles River Laboratories International
5.500%, 04/01/2026 (A)	100	106
4.250%, 05/01/2028 (A)	155	158
CHS
9.875%, 06/30/2023 (A)	175	146
8.625%, 01/15/2024 (A)	205	209
8.125%, 06/30/2024 (A)	383	291
8.000%, 03/15/2026 (A)	275	269
6.250%, 03/31/2023	840	818
Cigna
4.900%, 12/15/2048	30	35
4.800%, 08/15/2038	330	375
4.375%, 10/15/2028	60	66
4.125%, 11/15/2025	25	27

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.875%, 10/15/2047 (A)	$50	$49
3.750%, 07/15/2023	55	58
3.400%, 09/17/2021	20	21
3.250%, 04/15/2025 (A)	150	154
3.050%, 10/15/2027 (A)	30	30
CommonSpirit Health
2.950%, 11/01/2022	100	102
CVS Health
5.300%, 12/05/2043	50	58
5.125%, 07/20/2045	55	63
5.050%, 03/25/2048	395	455
4.875%, 07/20/2035	100	114
4.780%, 03/25/2038	400	444
4.300%, 03/25/2028	110	120
4.100%, 03/25/2025	50	54
4.000%, 12/05/2023	100	106
3.875%, 07/20/2025	100	106
3.700%, 03/09/2023	385	401
3.350%, 03/09/2021	51	52
3.250%, 08/15/2029	165	167
3.000%, 08/15/2026	115	117
2.875%, 06/01/2026	100	101
2.750%, 12/01/2022	100	102
2.625%, 08/15/2024	110	111
2.125%, 06/01/2021	50	50
Danaher
4.375%, 09/15/2045	20	24
3.350%, 09/15/2025	20	21
DaVita
5.000%, 05/01/2025	295	298
DH Europe Finance II Sarl
3.400%, 11/15/2049	50	51
3.250%, 11/15/2039	50	51
2.600%, 11/15/2029	30	31
2.200%, 11/15/2024	50	50
2.050%, 11/15/2022	50	50
Duke University Health System
3.920%, 06/01/2047	125	142
Eagle Holding II
7.750% cash/8.500% PIK, 05/15/2022 (A)	57	58
7.625% cash/8.375% PIK, 05/15/2022 (A)	80	81
Elanco Animal Health
4.900%, 08/28/2028	75	81
4.272%, 08/28/2023	310	325
3.912%, 08/27/2021	25	26
Eli Lilly
3.875%, 03/15/2039	300	348
3.700%, 03/01/2045	100	111
3.375%, 03/15/2029	300	326
3.100%, 05/15/2027	124	131

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Encompass Health
4.750%, 02/01/2030	$104	$107
4.500%, 02/01/2028	99	101
Endo Dac
6.000%, 07/15/2023 (A)	246	163
6.000%, 02/01/2025 (A)	200	127
Envision Healthcare
8.750%, 10/15/2026 (A)	325	187
Express Scripts Holding
4.800%, 07/15/2046	35	39
4.750%, 11/15/2021	100	105
4.500%, 02/25/2026	50	55
3.500%, 06/15/2024	50	52
3.400%, 03/01/2027	40	41
3.000%, 07/15/2023	50	51
Gilead Sciences
5.650%, 12/01/2041	100	131
4.600%, 09/01/2035	100	118
4.150%, 03/01/2047	100	111
3.700%, 04/01/2024	50	53
3.650%, 03/01/2026	75	81
2.950%, 03/01/2027	100	104
1.950%, 03/01/2022	30	30
GlaxoSmithKline Capital
3.875%, 05/15/2028	50	56
3.625%, 05/15/2025	85	92
3.375%, 05/15/2023	250	262
3.375%, 06/01/2029	165	179
3.125%, 05/14/2021	105	107
3.000%, 06/01/2024	70	73
2.875%, 06/01/2022	100	102
HCA
5.875%, 02/15/2026	300	337
5.875%, 02/01/2029	120	136
5.625%, 09/01/2028	85	96
5.500%, 06/15/2047	340	389
5.375%, 02/01/2025	303	333
5.375%, 09/01/2026	620	676
5.250%, 04/15/2025	40	44
5.250%, 06/15/2026	40	45
5.250%, 06/15/2049	100	111
5.125%, 06/15/2039	25	27
5.000%, 03/15/2024	55	60
4.750%, 05/01/2023	35	37
4.500%, 02/15/2027	35	38
4.125%, 06/15/2029	35	37
Hologic
4.375%, 10/15/2025 (A)	185	190
Horizon Pharma USA
5.500%, 08/01/2027 (A)	219	229
Humana
3.950%, 03/15/2027	300	322
3.850%, 10/01/2024	100	106

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.900%, 12/15/2022	$50	$51
2.500%, 12/15/2020	25	25
IQVIA
5.000%, 10/15/2026 (A)	200	211
5.000%, 05/15/2027 (A)	200	212
Johnson & Johnson
3.750%, 03/03/2047	200	229
3.700%, 03/01/2046	100	113
3.625%, 03/03/2037	332	372
2.950%, 03/03/2027	50	53
2.450%, 12/05/2021	50	51
2.450%, 03/01/2026	50	51
2.250%, 03/03/2022	250	254
2.050%, 03/01/2023	50	50
1.650%, 03/01/2021	50	50
Kaiser Foundation Hospitals
4.150%, 05/01/2047	320	376
3.150%, 05/01/2027	25	27
Laboratory Corp of America Holdings
4.700%, 02/01/2045	50	56
Mallinckrodt International Finance
5.625%, 10/15/2023 (A)	200	72
5.500%, 04/15/2025 (A)	100	33
McKesson
4.750%, 05/30/2029	225	252
3.796%, 03/15/2024	50	53
MEDNAX
6.250%, 01/15/2027 (A)	260	257
5.250%, 12/01/2023 (A)	200	203
Medtronic
4.625%, 03/15/2045	82	105
4.375%, 03/15/2035	394	470
3.500%, 03/15/2025	45	49
2.750%, 04/01/2023	100	103
Memorial Sloan-Kettering Cancer Center
4.200%, 07/01/2055	50	60
Merck
4.150%, 05/18/2043	100	120
4.000%, 03/07/2049	65	78
3.900%, 03/07/2039	150	174
3.700%, 02/10/2045	50	56
3.400%, 03/07/2029	200	218
2.900%, 03/07/2024	45	47
2.800%, 05/18/2023	100	103
2.750%, 02/10/2025	100	104
2.350%, 02/10/2022	100	102
Molina Healthcare
5.375%, 11/15/2022	75	79
Mount Sinai Hospitals Group
3.981%, 07/01/2048	250	267
MPH Acquisition Holdings
7.125%, 06/01/2024 (A)	290	268

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Mylan
5.250%, 06/15/2046	$165	$177
5.200%, 04/15/2048	50	54
4.550%, 04/15/2028	250	268
3.950%, 06/15/2026	100	104
3.150%, 06/15/2021	200	202
New York and Presbyterian Hospital
3.954%, 08/01/2119	35	36
Northwell Healthcare
4.260%, 11/01/2047	100	111
Novartis Capital
4.400%, 05/06/2044	50	62
4.000%, 11/20/2045	100	119
3.400%, 05/06/2024	100	106
3.100%, 05/17/2027	230	245
3.000%, 11/20/2025	100	106
2.400%, 05/17/2022	250	254
NYU Langone Hospitals
4.368%, 07/01/2047	25	29
Par Pharmaceutical
7.500%, 04/01/2027 (A)	395	375
Partners Healthcare System
3.765%, 07/01/2048	100	108
PerkinElmer
3.300%, 09/15/2029	65	66
Pfizer
7.200%, 03/15/2039	50	79
4.400%, 05/15/2044	50	61
4.200%, 09/15/2048	400	478
4.125%, 12/15/2046	65	77
4.100%, 09/15/2038	300	350
4.000%, 03/15/2049	100	117
3.900%, 03/15/2039	25	29
3.450%, 03/15/2029	100	109
3.400%, 05/15/2024	50	53
3.000%, 12/15/2026	100	106
2.950%, 03/15/2024	100	104
2.800%, 03/11/2022	65	67
2.750%, 06/03/2026	50	52
2.200%, 12/15/2021	100	101
1.950%, 06/03/2021	50	50
Polaris Intermediate
8.500% cash/0% PIK, 12/01/2022 (A)	250	209
Prestige Brands
6.375%, 03/01/2024 (A)	115	120
Providence St. Joseph Health Obligated Group
3.930%, 10/01/2048	180	203
Quest Diagnostics
4.200%, 06/30/2029	50	55
3.500%, 03/30/2025	100	106
RegionalCare Hospital Partners Holdings
9.750%, 12/01/2026 (A)	275	302

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
8.250%, 05/01/2023 (A)	$212	$226
RWJ Barnabas Health
3.477%, 07/01/2049	50	51
Sanofi
4.000%, 03/29/2021	50	52
3.625%, 06/19/2028	100	112
3.375%, 06/19/2023	200	210
Select Medical
6.250%, 08/15/2026 (A)	168	179
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/2026	50	52
2.400%, 09/23/2021	100	100
SSM Health Care
3.688%, 06/01/2023	50	52
Stryker
4.625%, 03/15/2046	30	37
3.500%, 03/15/2026	25	27
3.375%, 05/15/2024	100	105
3.375%, 11/01/2025	100	106
Takeda Pharmaceutical
5.000%, 11/26/2028 (A)	250	293
4.400%, 11/26/2023 (A)	250	270
Team Health Holdings
6.375%, 02/01/2025 (A)	210	135
Teleflex
4.625%, 11/15/2027	106	111
Tenet Healthcare
6.750%, 06/15/2023	366	387
6.250%, 02/01/2027 (A)	115	122
5.125%, 05/01/2025	425	435
5.125%, 11/01/2027 (A)	217	226
4.875%, 01/01/2026 (A)	371	384
4.625%, 07/15/2024	350	360
4.625%, 09/01/2024 (A)	63	65
Thermo Fisher Scientific
4.150%, 02/01/2024	50	54
4.100%, 08/15/2047	50	57
3.200%, 08/15/2027	50	53
2.950%, 09/19/2026	105	109
2.600%, 10/01/2029	100	99
Toledo Hospital
6.015%, 11/15/2048	225	263
5.750%, 11/15/2038	225	263
UnitedHealth Group
6.875%, 02/15/2038	100	149
4.750%, 07/15/2045	50	61
4.625%, 07/15/2035	100	121
4.375%, 03/15/2042	50	57
4.250%, 04/15/2047	31	36
4.250%, 06/15/2048	300	345
4.200%, 01/15/2047	25	28
3.875%, 08/15/2059	100	106
3.850%, 06/15/2028	300	331

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.750%, 07/15/2025	$50	$54
3.750%, 10/15/2047	50	53
3.700%, 08/15/2049	65	68
3.500%, 08/15/2039	60	63
3.450%, 01/15/2027	50	54
3.375%, 04/15/2027	50	53
2.950%, 10/15/2027	50	52
2.875%, 08/15/2029	75	77
2.375%, 08/15/2024	70	71
WellCare Health Plans
5.375%, 08/15/2026 (A)	150	160
5.250%, 04/01/2025	160	167
West Street
6.375%, 09/01/2025 (A)	157	150
Wyeth
5.950%, 04/01/2037	100	138
Zimmer Biomet Holdings
3.700%, 03/19/2023	55	57
3.550%, 04/01/2025	100	106
Zoetis
4.500%, 11/13/2025	50	56
3.950%, 09/12/2047	100	109
3.450%, 11/13/2020	25	25
3.000%, 09/12/2027	50	52

		47,906

Industrials — 2.8%
3M MTN
4.000%, 09/14/2048	300	340
3.375%, 03/01/2029	300	324
3.125%, 09/19/2046	100	100
3.000%, 08/07/2025	50	53
2.750%, 03/01/2022	300	306
2.250%, 03/15/2023	285	288
ABB Finance USA
3.800%, 04/03/2028	250	277
3.375%, 04/03/2023	50	52
2.875%, 05/08/2022	50	51
ADT Security
4.875%, 07/15/2032 (A)	150	130
AECOM
5.125%, 03/15/2027	200	211
AerCap Global Aviation Trust
6.500%, VAR ICE LIBOR USD 3 Month+4.300%, 06/15/2045 (A)	200	219
AerCap Holdings
5.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.535%, 10/10/2079	200	209
AerCap Ireland Capital
4.500%, 05/15/2021	150	155
3.950%, 02/01/2022	275	285
3.500%, 01/15/2025	150	155

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
AerCap Ireland Capital DAC
4.450%, 12/16/2021	$200	$209
4.450%, 10/01/2025	200	217
Ahern Rentals
7.375%, 05/15/2023 (A)	138	112
Air Lease
3.750%, 02/01/2022	100	103
3.375%, 06/01/2021	35	36
2.750%, 01/15/2023	100	101
Air Lease MTN
3.750%, 06/01/2026	350	368
Aircastle
5.500%, 02/15/2022	30	32
5.125%, 03/15/2021	30	31
5.000%, 04/01/2023	30	32
4.250%, 06/15/2026	35	37
4.125%, 05/01/2024	30	31
Allegion US Holding
3.550%, 10/01/2027	50	51
3.200%, 10/01/2024	50	51
Allison Transmission
5.875%, 06/01/2029 (A)	34	37
5.000%, 10/01/2024 (A)	195	199
American Airlines 2019-1 Class AA Pass Through Trust
3.150%, 02/15/2032	75	78
American Airlines Group
5.000%, 06/01/2022 (A)	169	176
American Airlines Pass-Through Trust, Ser 2015-2, Cl AA
3.600%, 09/22/2027	83	88
American Airlines Pass-Through Trust, Ser 2016-3, Cl AA
3.000%, 10/15/2028	87	90
Aptim
7.750%, 06/15/2025 (A)	150	103
ARD Finance
7.125% cash/7.875% PIK, 09/15/2023	200	208
Ardagh Packaging Finance
6.000%, 02/15/2025 (A)	350	367
5.250%, 08/15/2027 (A)	200	205
4.250%, 09/15/2022 (A)	200	203
BBA US Holdings
5.375%, 05/01/2026 (A)	40	42
4.000%, 03/01/2028 (A)	144	143
BCD Acquisition
9.625%, 09/15/2023 (A)	125	129
Beacon Roofing Supply
4.875%, 11/01/2025 (A)	250	246
Boeing
3.750%, 02/01/2050	50	53
3.625%, 03/01/2048	20	21
3.550%, 03/01/2038	330	347

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.500%, 03/01/2039	$325	$338
3.250%, 03/01/2028	50	52
3.200%, 03/01/2029	225	237
2.950%, 02/01/2030	100	102
2.800%, 03/01/2023	50	51
2.800%, 03/01/2024	25	26
2.800%, 03/01/2027	50	51
2.300%, 08/01/2021	55	55
Bombardier
7.875%, 04/15/2027 (A)	406	383
7.500%, 12/01/2024 (A)	89	86
7.500%, 03/15/2025 (A)	560	535
Brand Industrial Services
8.500%, 07/15/2025 (A)	178	173
Brink’s
4.625%, 10/15/2027 (A)	97	98
Builders FirstSource
5.625%, 09/01/2024 (A)	130	135
Burlington Northern Santa Fe
4.900%, 04/01/2044	50	63
4.550%, 09/01/2044	100	120
4.150%, 04/01/2045	50	57
4.150%, 12/15/2048	255	297
4.050%, 06/15/2048	265	303
3.550%, 02/15/2050	200	212
3.400%, 09/01/2024	50	53
3.000%, 04/01/2025	100	105
Camelot Finance
4.500%, 11/01/2026 (A)	56	57
Canadian National Railway
3.200%, 08/02/2046	50	52
2.950%, 11/21/2024	50	52
Canadian Pacific Railway
6.125%, 09/15/2115	30	44
4.800%, 09/15/2035	20	24
Carlisle
3.750%, 12/01/2027	50	53
Caterpillar
4.300%, 05/15/2044	100	120
3.400%, 05/15/2024	350	369
2.600%, 09/19/2029	100	102
Caterpillar Financial Services
1.700%, 08/09/2021	50	50
Caterpillar Financial Services MTN
3.350%, 12/07/2020	50	51
2.950%, 02/26/2022	300	307
2.400%, 06/06/2022	100	101
Cintas No. 2
3.700%, 04/01/2027	50	55
2.900%, 04/01/2022	50	51
Clean Harbors
4.875%, 07/15/2027 (A)	120	125

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cloud Crane
10.125%, 08/01/2024 (A)	$145	$153
CNH Industrial MTN
3.850%, 11/15/2027	35	36
CNH Industrial Capital
4.875%, 04/01/2021	25	26
4.375%, 11/06/2020	35	36
4.375%, 04/05/2022	25	26
3.875%, 10/15/2021	20	20
Colfax
6.000%, 02/15/2024 (A)	120	127
Core & Main
6.125%, 08/15/2025 (A)	95	97
Cornerstone Building Brands
8.000%, 04/15/2026 (A)	155	152
CSX
4.650%, 03/01/2068	250	289
4.300%, 03/01/2048	250	282
4.250%, 11/01/2066	50	54
4.100%, 03/15/2044	75	82
3.800%, 03/01/2028	50	55
3.800%, 11/01/2046	50	52
3.400%, 08/01/2024	50	53
3.250%, 06/01/2027	50	53
2.600%, 11/01/2026	50	51
Deere
3.900%, 06/09/2042	100	114
2.600%, 06/08/2022	350	357
Delta Air Lines
4.375%, 04/19/2028	50	53
3.800%, 04/19/2023	30	31
3.625%, 03/15/2022	50	51
2.600%, 12/04/2020	45	45
Dover
5.375%, 03/01/2041	100	125
Eaton
4.000%, 11/02/2032	50	58
2.750%, 11/02/2022	50	51
Emerson Electric
2.625%, 02/15/2023	75	77
Equifax
2.300%, 06/01/2021	50	50
F-Brasile
7.375%, 08/15/2026 (A)	200	209
FedEx
5.100%, 01/15/2044	50	56
4.400%, 01/15/2047	50	51
4.200%, 10/17/2028	100	110
4.050%, 02/15/2048	50	50
3.900%, 02/01/2035	100	102
3.400%, 02/15/2028	50	52
3.100%, 08/05/2029	350	350

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Flex Acquisition
7.875%, 07/15/2026 (A)	$80	$75
6.875%, 01/15/2025 (A)	60	56
Fluor
3.500%, 12/15/2024	100	100
Fortress Transportation & Infrastructure Investors
6.750%, 03/15/2022 (A)	125	130
Fortune Brands Home & Security
3.250%, 09/15/2029	100	101
Foxtrot Escrow Issuer
12.250%, 11/15/2026 (A)	150	151
FXI Holdings
7.875%, 11/01/2024 (A)	75	67
GATX
3.250%, 09/15/2026	100	102
GE Capital International Funding
4.418%, 11/15/2035	951	1,003
2.342%, 11/15/2020	350	350
General Dynamics
3.750%, 05/15/2028	200	224
3.500%, 05/15/2025	200	215
3.000%, 05/11/2021	250	255
2.375%, 11/15/2024	100	102
2.250%, 11/15/2022	100	101
General Electric
2.700%, 10/09/2022	75	75
General Electric MTN
6.875%, 01/10/2039	115	152
6.750%, 03/15/2032	101	129
5.300%, 02/11/2021	125	129
GFL Environmental
8.500%, 05/01/2027 (A)	123	135
Grinding Media
7.375%, 12/15/2023 (A)	200	193
H&E Equipment Services
5.625%, 09/01/2025	188	198
Harsco
5.750%, 07/31/2027 (A)	70	73
Herc Holdings
5.500%, 07/15/2027 (A)	250	259
Hertz
7.625%, 06/01/2022 (A)	250	259
7.125%, 08/01/2026 (A)	85	88
5.500%, 10/15/2024 (A)	140	139
Honeywell International
2.700%, 08/15/2029	60	62
2.300%, 08/15/2024	100	102
2.150%, 08/08/2022	45	45
1.850%, 11/01/2021	50	50
Hubbell
3.500%, 02/15/2028	200	206
3.350%, 03/01/2026	50	51

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Icahn Enterprises
6.375%, 12/15/2025	$175	$184
6.250%, 02/01/2022	200	205
6.250%, 05/15/2026	242	256
4.750%, 09/15/2024 (A)	118	119
IHS Markit
4.250%, 05/01/2029	125	135
4.125%, 08/01/2023	25	26
Illinois Tool Works
3.500%, 03/01/2024	100	106
Ingersoll-Rand Global Holding
5.750%, 06/15/2043	50	64
4.250%, 06/15/2023	50	53
3.750%, 08/21/2028	200	214
JB Hunt Transport Services
3.300%, 08/15/2022	50	51
John Deere Capital
2.550%, 01/08/2021	100	101
John Deere Capital MTN
3.450%, 01/10/2024	300	317
3.350%, 06/12/2024	100	106
2.800%, 03/06/2023	100	103
2.650%, 01/06/2022	100	102
2.650%, 06/24/2024	50	52
2.350%, 01/08/2021	300	302
Johnson Controls International
5.125%, 09/14/2045	28	33
4.950%, 07/02/2064	18	19
4.625%, 07/02/2044	100	108
3.625%, 07/02/2024	47	49
Kansas City Southern
4.950%, 08/15/2045	100	121
KAR Auction Services
5.125%, 06/01/2025 (A)	200	209
L3Harris Technologies
4.950%, 02/15/2021 (A)	100	103
4.854%, 04/27/2035	35	42
4.400%, 06/15/2028	150	168
3.850%, 06/15/2023 (A)	200	211
3.832%, 04/27/2025	50	54
LABL Escrow Issuer
10.500%, 07/15/2027 (A)	225	226
6.750%, 07/15/2026 (A)	115	119
Lockheed Martin
4.700%, 05/15/2046	100	126
4.500%, 05/15/2036	100	119
3.800%, 03/01/2045	100	110
3.550%, 01/15/2026	100	108
2.900%, 03/01/2025	25	26
2.500%, 11/23/2020	100	101
Masco
4.375%, 04/01/2026	50	54
3.500%, 04/01/2021	65	66

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Masonite International
5.375%, 02/01/2028 (A)	$110	$116
Mauser Packaging Solutions Holding
7.250%, 04/15/2025 (A)	245	234
5.500%, 04/15/2024 (A)	270	278
Methanex
5.250%, 12/15/2029	100	102
Navistar International
6.625%, 11/01/2025 (A)	226	231
Nielsen Luxembourg SARL
5.000%, 02/01/2025 (A)	100	99
Norfolk Southern
5.100%, 08/01/2118	50	60
4.450%, 06/15/2045	100	116
4.100%, 05/15/2049	50	57
3.950%, 10/01/2042	100	108
3.942%, 11/01/2047	95	104
3.800%, 08/01/2028	25	28
3.250%, 12/01/2021	75	77
2.900%, 06/15/2026	35	36
Northrop Grumman
4.750%, 06/01/2043	25	31
4.030%, 10/15/2047	75	85
3.850%, 04/15/2045	100	109
3.250%, 08/01/2023	50	52
3.250%, 01/15/2028	65	68
Novelis
6.250%, 08/15/2024 (A)	242	253
5.875%, 09/30/2026 (A)	250	263
Oshkosh
4.600%, 05/15/2028	200	213
Owens Corning
4.300%, 07/15/2047	50	46
4.200%, 12/01/2024	100	106
PACCAR Financial MTN
2.800%, 03/01/2021	35	35
2.650%, 05/10/2022	100	102
2.300%, 08/10/2022	50	51
Parker-Hannifin
4.000%, 06/14/2049	20	22
3.250%, 06/14/2029	20	21
2.700%, 06/14/2024	15	15
Parker-Hannifin MTN
4.200%, 11/21/2034	135	152
Pitney Bowes
4.125%, 10/01/2021	200	201
Plastipak Holdings
6.250%, 10/15/2025 (A)	150	124
Raytheon
2.500%, 12/15/2022	100	102
RBS Global
4.875%, 12/15/2025 (A)	87	90

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Republic Services
3.550%, 06/01/2022	$50	$52
2.900%, 07/01/2026	100	103
2.500%, 08/15/2024	95	96
Rockwell Automation
3.500%, 03/01/2029	85	93
Rockwell Collins
4.350%, 04/15/2047	25	29
3.200%, 03/15/2024	50	52
2.800%, 03/15/2022	50	51
Roper Technologies
4.200%, 09/15/2028	200	222
3.850%, 12/15/2025	25	27
3.800%, 12/15/2026	150	161
3.000%, 12/15/2020	100	101
Ryder System MTN
3.650%, 03/18/2024	100	105
2.875%, 06/01/2022	40	41
2.500%, 09/01/2024	75	76
Sensata Technologies
5.000%, 10/01/2025 (A)	140	151
Sensata Technologies UK Financing
6.250%, 02/15/2026 (A)	200	214
Snap-on
4.100%, 03/01/2048	40	46
Spirit AeroSystems
3.850%, 06/15/2026	25	26
Stanley Black & Decker
3.400%, 03/01/2026	70	74
2.900%, 11/01/2022	100	103
Stericycle
5.375%, 07/15/2024 (A)	61	63
Terex
5.625%, 02/01/2025 (A)	105	105
Tervita
7.625%, 12/01/2021 (A)	150	148
Textron
3.375%, 03/01/2028	100	104
Timken
4.500%, 12/15/2028	200	215
Titan Acquisition
7.750%, 04/15/2026 (A)	103	97
TransDigm
7.500%, 03/15/2027	265	285
6.500%, 05/15/2025	25	26
6.375%, 06/15/2026	100	105
6.250%, 03/15/2026 (A)	830	889
5.500%, 11/15/2027 (A)	470	468
Triumph Group
6.250%, 09/15/2024 (A)	136	143
Trivium Packaging Finance BV
8.500%, 08/15/2027 (A)	200	213
5.500%, 08/15/2026 (A)	200	210

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Tutor Perini
6.875%, 05/01/2025 (A)	$185	$184
Uber Technologies
8.000%, 11/01/2026 (A)	300	301
7.500%, 11/01/2023 (A)	100	102
7.500%, 09/15/2027 (A)	244	240
Union Pacific
4.500%, 09/10/2048	200	241
4.300%, 03/01/2049	300	349
4.163%, 07/15/2022	100	106
4.050%, 03/01/2046	50	55
4.000%, 04/15/2047	50	55
3.950%, 09/10/2028	200	223
3.875%, 02/01/2055	100	105
3.799%, 10/01/2051	55	59
3.700%, 03/01/2029	125	137
3.600%, 09/15/2037	20	21
3.000%, 04/15/2027	50	52
United Airlines Pass-Through Trust, Ser 2013-1, Cl A
4.300%, 08/15/2025	38	41
United Airlines Pass-Through Trust, Ser 2016-1, Cl AA
3.100%, 07/07/2028	45	46
United Airlines Pass-Through Trust, Ser 2016-2, Cl AA
2.875%, 10/07/2028	89	91
United Airlines Pass-Through Trust, Ser 2019-2, Cl AA
2.700%, 05/01/2032	125	126
United Parcel Service
6.200%, 01/15/2038	50	70
4.250%, 03/15/2049	100	116
3.750%, 11/15/2047	50	54
3.400%, 03/15/2029	65	70
3.400%, 11/15/2046	50	51
3.125%, 01/15/2021	50	51
3.050%, 11/15/2027	50	53
2.800%, 11/15/2024	50	52
2.500%, 04/01/2023	50	51
2.500%, 09/01/2029	45	45
2.400%, 11/15/2026	50	51
2.350%, 05/16/2022	50	51
2.050%, 04/01/2021	50	50
United Rentals North America
6.500%, 12/15/2026	650	704
5.500%, 07/15/2025	325	338
5.500%, 05/15/2027	140	148
5.250%, 01/15/2030	103	108
4.875%, 01/15/2028	154	159
4.625%, 07/15/2023	185	189
3.875%, 11/15/2027	133	134

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
United Technologies
4.625%, 11/16/2048	$25	$32
4.500%, 06/01/2042	100	120
4.450%, 11/16/2038	420	498
4.125%, 11/16/2028	30	34
3.950%, 08/16/2025	15	16
3.650%, 08/16/2023	320	339
3.350%, 08/16/2021	310	318
3.125%, 05/04/2027	100	106
3.100%, 06/01/2022	75	77
Verisk Analytics
5.500%, 06/15/2045	100	125
4.125%, 03/15/2029	25	28
Vertiv Group
9.250%, 10/15/2024 (A)	140	132
Vertiv Intermediate Holding
12.000% cash/13.000% PIK, 02/15/2022 (A)	90	74
Voyager Aviation Holdings
8.500%, 08/15/2021 (A)	100	104
Wabtec
4.950%, 09/15/2028	300	331
3.450%, 11/15/2026	100	102
Waste Connections
3.500%, 05/01/2029	50	53
Waste Management
4.150%, 07/15/2049	65	75
4.100%, 03/01/2045	50	58
4.000%, 07/15/2039	70	80
3.450%, 06/15/2029	50	54
3.150%, 11/15/2027	50	53
3.125%, 03/01/2025	50	52
2.950%, 06/15/2024	30	31
Waste Pro USA
5.500%, 02/15/2026 (A)	100	103
WW Grainger
4.600%, 06/15/2045	50	59
4.200%, 05/15/2047	50	56
XPO Logistics
6.750%, 08/15/2024 (A)	200	217
6.500%, 06/15/2022 (A)	117	119
6.125%, 09/01/2023 (A)	200	206
Xylem
4.375%, 11/01/2046	50	56

		43,595

Information Technology — 2.2%
Adobe
3.250%, 02/01/2025	50	53
Amkor Technology
6.625%, 09/15/2027 (A)	100	109
Amphenol
3.200%, 04/01/2024	100	103

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Analog Devices
3.900%, 12/15/2025	$100	$108
3.500%, 12/05/2026	50	53
Apple
4.500%, 02/23/2036	100	122
4.375%, 05/13/2045	50	61
4.250%, 02/09/2047	250	300
3.850%, 05/04/2043	100	112
3.850%, 08/04/2046	95	107
3.750%, 09/12/2047	100	111
3.750%, 11/13/2047	350	394
3.350%, 02/09/2027	350	376
3.250%, 02/23/2026	150	160
3.200%, 05/11/2027	100	106
3.000%, 06/20/2027	100	106
2.850%, 05/06/2021	75	76
2.850%, 05/11/2024	350	364
2.500%, 02/09/2022	300	305
2.500%, 02/09/2025	75	77
2.450%, 08/04/2026	50	51
2.400%, 01/13/2023	100	102
2.400%, 05/03/2023	300	305
2.300%, 05/11/2022	300	304
2.250%, 02/23/2021	390	392
1.550%, 08/04/2021	100	100
Applied Materials
5.100%, 10/01/2035	35	44
4.350%, 04/01/2047	245	298
3.900%, 10/01/2025	35	38
3.300%, 04/01/2027	255	273
Arrow Electronics
4.000%, 04/01/2025	100	103
3.250%, 09/08/2024	100	102
Autodesk
4.375%, 06/15/2025	100	110
Automatic Data Processing
3.375%, 09/15/2025	25	27
Avnet
4.625%, 04/15/2026	25	27
3.750%, 12/01/2021	25	25
Broadcom
4.750%, 04/15/2029 (A)	200	212
3.875%, 01/15/2027	150	151
3.625%, 01/15/2024	300	309
3.500%, 01/15/2028	250	244
3.125%, 01/15/2025	335	335
3.000%, 01/15/2022	200	203
2.650%, 01/15/2023	250	251
2.200%, 01/15/2021	250	250
CA
4.700%, 03/15/2027	200	211
CDK Global
5.875%, 06/15/2026	225	240

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.250%, 05/15/2029 (A)	$129	$137
5.000%, 10/15/2024	10	11
4.875%, 06/01/2027	70	74
CDW
5.000%, 09/01/2025	145	152
4.250%, 04/01/2028	153	158
Cisco Systems
5.900%, 02/15/2039	100	142
5.500%, 01/15/2040	100	138
2.950%, 02/28/2026	100	105
2.500%, 09/20/2026	50	51
2.200%, 02/28/2021	50	50
CommScope
8.250%, 03/01/2027 (A)	468	443
6.000%, 03/01/2026 (A)	475	488
5.500%, 03/01/2024 (A)	60	61
CommScope Technologies
6.000%, 06/15/2025 (A)	82	73
5.000%, 03/15/2027 (A)	65	53
Corning
4.375%, 11/15/2057	100	106
Dell International
8.350%, 07/15/2046 (A)	100	133
8.100%, 07/15/2036 (A)	350	450
7.125%, 06/15/2024 (A)	450	477
6.020%, 06/15/2026 (A)	100	114
5.875%, 06/15/2021 (A)	113	115
5.450%, 06/15/2023 (A)	115	125
5.300%, 10/01/2029 (A)	100	110
4.900%, 10/01/2026 (A)	100	109
4.420%, 06/15/2021 (A)	200	207
4.000%, 07/15/2024 (A)	50	52
Deutsche Telekom International Finance
8.750%, 06/15/2030	100	148
DXC Technology
4.750%, 04/15/2027	100	106
Entegris
4.625%, 02/10/2026 (A)	50	51
Exela Intermediate
10.000%, 07/15/2023 (A)	200	95
Fidelity National Information Services
4.750%, 05/15/2048	250	299
4.500%, 08/15/2046	25	29
4.250%, 05/15/2028	240	267
3.500%, 04/15/2023	53	55
3.000%, 08/15/2026	50	52
2.250%, 08/15/2021	53	53
Fiserv
4.400%, 07/01/2049	60	67
4.200%, 10/01/2028	200	223
3.800%, 10/01/2023	300	318
3.500%, 07/01/2029	65	69
3.200%, 07/01/2026	25	26

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.750%, 07/01/2024	$100	$102
Flex
4.750%, 06/15/2025	50	54
FLIR Systems
3.125%, 06/15/2021	50	51
Gartner
5.125%, 04/01/2025 (A)	150	157
Genesys Telecommunications Laboratories
10.000%, 11/30/2024 (A)	115	124
Genpact Luxembourg SARL
3.700%, 04/01/2022	100	102
Global Payments
4.450%, 06/01/2028	250	279
3.750%, 06/01/2023	100	104
Go Daddy Operating
5.250%, 12/01/2027 (A)	122	129
GTT Communications
7.875%, 12/31/2024 (A)	84	49
Harland Clarke Holdings
8.375%, 08/15/2022 (A)	50	40
Hewlett Packard Enterprise
6.350%, 10/15/2045	50	59
6.200%, 10/15/2035	50	60
4.900%, 10/15/2025	100	112
4.400%, 10/15/2022	50	53
2.250%, 04/01/2023	300	300
Hughes Satellite Systems
6.625%, 08/01/2026	127	137
5.250%, 08/01/2026	169	181
IBM Credit
3.600%, 11/30/2021	100	104
3.450%, 11/30/2020	300	305
1.800%, 01/20/2021	100	100
Infor US
6.500%, 05/15/2022	351	356
Informatica
7.125%, 07/15/2023 (A)	101	103
Ingram Micro
5.450%, 12/15/2024	130	134
Intel
4.100%, 05/11/2047	250	292
3.734%, 12/08/2047	197	222
3.700%, 07/29/2025	45	49
3.300%, 10/01/2021	100	103
3.150%, 05/11/2027	200	214
2.875%, 05/11/2024	350	364
2.700%, 12/15/2022	50	51
2.600%, 05/19/2026	50	52
International Business Machines
4.250%, 05/15/2049	150	171
4.150%, 05/15/2039	100	114
4.000%, 06/20/2042	100	108
3.625%, 02/12/2024	50	53

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.500%, 05/15/2029	$255	$274
3.300%, 05/15/2026	150	159
3.000%, 05/15/2024	250	260
2.875%, 11/09/2022	100	103
2.850%, 05/13/2022	150	153
2.500%, 01/27/2022	400	405
2.250%, 02/19/2021	100	101
j2 Cloud Services
6.000%, 07/15/2025 (A)	145	154
Jabil
3.950%, 01/12/2028	255	261
Juniper Networks
3.750%, 08/15/2029	100	102
Keysight Technologies
4.600%, 04/06/2027	365	406
KLA
4.100%, 03/15/2029	65	72
Lam Research
4.875%, 03/15/2049	25	31
4.000%, 03/15/2029	30	33
3.750%, 03/15/2026	50	54
Mastercard
3.650%, 06/01/2049	75	85
3.375%, 04/01/2024	100	106
2.950%, 06/01/2029	75	79
2.000%, 11/21/2021	90	91
Micron Technology
5.327%, 02/06/2029	100	111
Microsoft
4.500%, 10/01/2040	100	125
4.450%, 11/03/2045	100	127
4.250%, 02/06/2047	100	124
4.100%, 02/06/2037	400	474
3.950%, 08/08/2056	50	59
3.700%, 08/08/2046	100	114
3.500%, 02/12/2035	50	55
3.450%, 08/08/2036	400	439
3.300%, 02/06/2027	100	108
2.875%, 02/06/2024	335	349
2.700%, 02/12/2025	100	104
2.400%, 02/06/2022	300	305
2.400%, 08/08/2026	50	51
2.375%, 02/12/2022	100	102
2.000%, 11/03/2020	200	201
2.000%, 08/08/2023	100	101
1.550%, 08/08/2021	400	399
Motorola Solutions
4.600%, 05/23/2029	50	55
4.000%, 09/01/2024	100	106
3.500%, 03/01/2023	100	104
NCR
6.125%, 09/01/2029 (A)	55	58
5.750%, 09/01/2027 (A)	55	56

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
NetApp
3.375%, 06/15/2021	$50	$51
Nuance Communications
5.625%, 12/15/2026	115	122
NVIDIA
3.200%, 09/16/2026	50	53
2.200%, 09/16/2021	30	30
NXP BV
3.875%, 06/18/2026 (A)	200	211
Open Text
5.875%, 06/01/2026 (A)	285	304
Oracle
5.375%, 07/15/2040	150	195
4.375%, 05/15/2055	100	119
4.300%, 07/08/2034	100	117
4.125%, 05/15/2045	100	113
4.000%, 07/15/2046	50	56
4.000%, 11/15/2047	270	303
3.850%, 07/15/2036	50	55
3.800%, 11/15/2037	300	330
3.400%, 07/08/2024	100	106
3.250%, 11/15/2027	100	106
2.950%, 11/15/2024	100	104
2.800%, 07/08/2021	75	76
2.650%, 07/15/2026	40	41
2.625%, 02/15/2023	270	275
2.400%, 09/15/2023	50	51
1.900%, 09/15/2021	360	361
PayPal Holdings
2.850%, 10/01/2029	30	30
2.650%, 10/01/2026	20	21
2.400%, 10/01/2024	35	35
2.200%, 09/26/2022	20	20
Plantronics
5.500%, 05/31/2023 (A)	100	102
PTC
6.000%, 05/15/2024	98	104
Qorvo
5.500%, 07/15/2026	210	224
QUALCOMM
4.800%, 05/20/2045	100	119
4.650%, 05/20/2035	100	117
4.300%, 05/20/2047	130	146
3.450%, 05/20/2025	100	106
3.250%, 05/20/2027	350	368
2.900%, 05/20/2024	350	362
2.600%, 01/30/2023	100	102
Rackspace Hosting
8.625%, 11/15/2024 (A)	250	229
salesforce.com
3.700%, 04/11/2028	250	276
Seagate HDD Cayman
4.750%, 01/01/2025	49	52

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Solera
10.500%, 03/01/2024 (A)	$450	$471
SS&C Technologies
5.500%, 09/30/2027 (A)	368	394
Symantec
5.000%, 04/15/2025 (A)	190	195
Texas Instruments
4.150%, 05/15/2048	100	121
2.625%, 05/15/2024	100	103
1.850%, 05/15/2022	100	100
TIBCO Software
11.375%, 12/01/2021 (A)	100	103
Tyco Electronics Group
3.125%, 08/15/2027	100	103
VeriSign
5.250%, 04/01/2025	100	109
4.750%, 07/15/2027	100	106
Veritas US
10.500%, 02/01/2024 (A)	120	113
ViaSat
5.625%, 09/15/2025 (A)	148	150
5.625%, 04/15/2027 (A)	153	161
Visa
4.300%, 12/14/2045	100	124
4.150%, 12/14/2035	130	156
3.650%, 09/15/2047	100	113
2.800%, 12/14/2022	100	103
2.200%, 12/14/2020	100	101
VMware
3.900%, 08/21/2027	180	186
2.950%, 08/21/2022	260	264
West
8.500%, 10/15/2025 (A)	200	151
Western Digital
4.750%, 02/15/2026	450	460
Western Union
4.250%, 06/09/2023	50	53
Xerox
4.125%, 03/15/2023	200	204
Xilinx
3.000%, 03/15/2021	50	51

		35,333

Materials — 1.1%
Air Products & Chemicals
3.350%, 07/31/2024	100	106
Albemarle
4.150%, 12/01/2024	100	108
Alcoa Nederland Holding BV
6.750%, 09/30/2024 (A)	200	211
6.125%, 05/15/2028 (A)	200	214
ArcelorMittal
7.000%, 10/15/2039	24	29

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.250%, 02/25/2022	$20	$22
6.125%, 06/01/2025	15	17
5.500%, 03/01/2021	25	26
4.550%, 03/11/2026	150	159
Ardagh Packaging Finance Holdings
4.625%, 05/15/2023 (A)	150	154
Axalta Coating Systems
4.875%, 08/15/2024 (A)	150	155
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	175	175
Ball
5.250%, 07/01/2025	190	211
4.875%, 03/15/2026	150	163
4.375%, 12/15/2020	60	61
Barrick
5.250%, 04/01/2042	100	122
Berry Global
5.625%, 07/15/2027 (A)	35	37
5.125%, 07/15/2023	150	154
4.875%, 07/15/2026 (A)	202	212
4.500%, 02/15/2026 (A)	100	101
BHP Billiton Finance USA
5.000%, 09/30/2043	100	131
2.875%, 02/24/2022	55	56
Big River Steel
7.250%, 09/01/2025 (A)	110	113
Blue Cube Spinco
10.000%, 10/15/2025	100	112
Celanese US Holdings
5.875%, 06/15/2021	30	32
4.625%, 11/15/2022	30	32
Chemours
7.000%, 05/15/2025	250	241
6.625%, 05/15/2023	80	79
5.375%, 05/15/2027	75	67
Cleveland-Cliffs
5.875%, 06/01/2027 (A)	100	95
Consolidated Energy Finance
6.875%, 06/15/2025 (A)	150	145
Constellium
6.625%, 03/01/2025 (A)	250	262
Crown Americas
4.750%, 02/01/2026	185	194
CVR Partners
9.250%, 06/15/2023 (A)	85	89
Dow Chemical
5.550%, 11/30/2048 (A)	200	245
4.800%, 05/15/2049 (A)	65	72
4.375%, 11/15/2042	50	52
4.250%, 10/01/2034	100	107
3.625%, 05/15/2026 (A)	100	105
3.500%, 10/01/2024	50	53
3.150%, 05/15/2024 (A)	55	57

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.000%, 11/15/2022	$50	$51
DuPont de Nemours
5.419%, 11/15/2048	75	93
5.319%, 11/15/2038	335	402
4.725%, 11/15/2028	100	114
4.205%, 11/15/2023	200	214
3.766%, 11/15/2020	320	326
Eastman Chemical
4.650%, 10/15/2044	50	53
3.800%, 03/15/2025	100	105
Ecolab
4.350%, 12/08/2021	82	86
3.950%, 12/01/2047	220	256
3.250%, 12/01/2027	35	37
2.700%, 11/01/2026	20	21
2.375%, 08/10/2022	350	354
Element Solutions
5.875%, 12/01/2025 (A)	150	157
Fibria Overseas Finance
5.500%, 01/17/2027	50	55
4.000%, 01/14/2025	50	51
FMC
3.200%, 10/01/2026	100	103
FMG Resources August 2006 Pty
5.125%, 03/15/2023 (A)	200	208
5.125%, 05/15/2024 (A)	200	210
4.750%, 05/15/2022 (A)	125	129
4.500%, 09/15/2027 (A)	97	96
Freeport-McMoRan
5.250%, 09/01/2029	83	84
5.000%, 09/01/2027	88	90
4.550%, 11/14/2024	200	208
Georgia-Pacific
8.875%, 05/15/2031	100	158
Greif
6.500%, 03/01/2027 (A)	60	64
Hudbay Minerals
7.625%, 01/15/2025 (A)	150	153
Huntsman International
4.500%, 05/01/2029	45	48
International Flavors & Fragrances
4.375%, 06/01/2047	230	239
International Paper
7.500%, 08/15/2021	68	74
5.150%, 05/15/2046	100	114
4.800%, 06/15/2044	100	109
4.750%, 02/15/2022	46	48
Joseph T Ryerson & Son
11.000%, 05/15/2022 (A)	75	79
Kinross
4.500%, 07/15/2027	200	212
Koppers
6.000%, 02/15/2025 (A)	100	100

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Lubrizol
6.500%, 10/01/2034	$100	$142
LYB International Finance BV
4.875%, 03/15/2044	50	55
LYB International Finance II BV
3.500%, 03/02/2027	64	67
LYB International Finance III
4.200%, 10/15/2049	100	101
LyondellBasell Industries
4.625%, 02/26/2055	100	105
Martin Marietta Materials
4.250%, 07/02/2024	50	54
Mineral Resources
8.125%, 05/01/2027 (A)	150	158
Mosaic
4.250%, 11/15/2023	25	27
3.250%, 11/15/2022	200	205
Newmont Goldcorp
6.250%, 10/01/2039	50	67
4.875%, 03/15/2042	25	29
3.700%, 03/15/2023	100	104
3.500%, 03/15/2022	100	103
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)	86	43
Nucor
6.400%, 12/01/2037	100	138
4.000%, 08/01/2023	100	106
3.950%, 05/01/2028	300	328
Nutrien
5.250%, 01/15/2045	70	82
4.125%, 03/15/2035	200	209
4.000%, 12/15/2026	50	54
3.625%, 03/15/2024	250	264
3.000%, 04/01/2025	100	102
OCI
6.625%, 04/15/2023 (A)	200	209
Olin
5.625%, 08/01/2029	158	164
5.125%, 09/15/2027	240	247
Owens-Brockway Glass Container
5.875%, 08/15/2023 (A)	95	100
5.000%, 01/15/2022 (A)	115	119
Packaging Corp of America
2.450%, 12/15/2020	35	35
PPG Industries
2.800%, 08/15/2029	100	100
PQ
6.750%, 11/15/2022 (A)	50	52
Praxair
3.200%, 01/30/2026	100	106
Rain CII Carbon
7.250%, 04/01/2025 (A)	100	97

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Reynolds Group Issuer
7.000%, 07/15/2024 (A)	$125	$129
5.125%, 07/15/2023 (A)	300	308
Rio Tinto Finance USA
3.750%, 06/15/2025	150	162
RPM International
5.250%, 06/01/2045	50	56
4.550%, 03/01/2029	50	55
SASOL Financing USA
5.875%, 03/27/2024	200	216
Sherwin-Williams
4.500%, 06/01/2047	129	145
3.800%, 08/15/2049	150	152
3.125%, 06/01/2024	25	26
2.950%, 08/15/2029	150	152
Sonoco Products
5.750%, 11/01/2040	100	123
Southern Copper
6.750%, 04/16/2040	100	129
3.875%, 04/23/2025	60	63
SPCM
4.875%, 09/15/2025 (A)	75	78
Standard Industries
6.000%, 10/15/2025 (A)	200	210
5.500%, 02/15/2023 (A)	250	256
5.375%, 11/15/2024 (A)	50	51
4.750%, 01/15/2028 (A)	185	192
Starfruit Finco BV
8.000%, 10/01/2026 (A)	150	149
SunCoke Energy Partners
7.500%, 06/15/2025 (A)	147	125
TPC Group
10.500%, 08/01/2024 (A)	85	90
Trinseo Materials Operating SCA
5.375%, 09/01/2025 (A)	75	72
Tronox
6.500%, 04/15/2026 (A)	100	97
United States Steel
6.875%, 08/15/2025	121	109
6.250%, 03/15/2026	150	126
US Concrete
6.375%, 06/01/2024	100	104
Vale Overseas
6.250%, 08/10/2026	100	116
4.375%, 01/11/2022	40	42
Vulcan Materials
4.700%, 03/01/2048	50	56
Westlake Chemical
5.000%, 08/15/2046	200	216
WRKCo
4.900%, 03/15/2029	50	58
3.900%, 06/01/2028	100	107

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.000%, 09/15/2024	$100	$102

		17,521

Real Estate — 1.0%
Alexandria Real Estate Equities
4.000%, 02/01/2050	50	55
3.800%, 04/15/2026	150	161
2.750%, 12/15/2029	100	99
American Campus Communities Operating Partnership
3.625%, 11/15/2027	80	84
American Tower
4.000%, 06/01/2025	100	108
3.600%, 01/15/2028	200	210
3.450%, 09/15/2021	50	51
3.300%, 02/15/2021	100	101
3.125%, 01/15/2027	100	103
2.250%, 01/15/2022	200	201
AvalonBay Communities MTN
3.500%, 11/15/2025	100	107
3.350%, 05/15/2027	50	53
3.300%, 06/01/2029	125	134
Boston Properties
4.500%, 12/01/2028	20	23
3.400%, 06/21/2029	50	53
3.200%, 01/15/2025	50	52
3.125%, 09/01/2023	350	362
2.900%, 03/15/2030	35	35
Brixmor Operating Partnership
4.125%, 06/15/2026	25	27
3.875%, 08/15/2022	30	32
3.650%, 06/15/2024	50	52
3.250%, 09/15/2023	350	360
Brookfield Property
5.750%, 05/15/2026 (A)	201	210
Camden Property Trust
4.100%, 10/15/2028	20	23
3.150%, 07/01/2029	65	68
CBL & Associates
5.950%, 12/15/2026	175	116
Corporate Office Properties
5.000%, 07/01/2025	50	54
Crown Castle International
5.250%, 01/15/2023	50	55
4.750%, 05/15/2047	225	265
4.450%, 02/15/2026	365	403
4.000%, 03/01/2027	20	22
3.800%, 02/15/2028	50	54
3.650%, 09/01/2027	35	37
3.400%, 02/15/2021	55	56
3.200%, 09/01/2024	35	36
3.150%, 07/15/2023	330	338
2.250%, 09/01/2021	55	55

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CubeSmart
3.125%, 09/01/2026	$50	$51
Digital Realty Trust
3.950%, 07/01/2022	100	104
3.700%, 08/15/2027	50	53
3.600%, 07/01/2029	65	68
2.750%, 02/01/2023	50	51
Duke Realty
3.875%, 10/15/2022	50	52
3.375%, 12/15/2027	60	63
EPR Properties
4.750%, 12/15/2026	50	54
3.750%, 08/15/2029	100	102
Equinix
5.875%, 01/15/2026	85	90
5.375%, 05/15/2027	65	71
ERP Operating
4.000%, 08/01/2047	50	57
3.375%, 06/01/2025	100	106
3.250%, 08/01/2027	50	53
3.000%, 07/01/2029	150	155
Essex Portfolio
4.500%, 03/15/2048	50	59
4.000%, 03/01/2029	100	110
3.375%, 04/15/2026	50	52
Federal Realty Investment Trust
4.500%, 12/01/2044	50	60
3.200%, 06/15/2029	50	52
Five Point Operating
7.875%, 11/15/2025 (A)	130	123
GLP Capital
5.750%, 06/01/2028	15	17
5.375%, 11/01/2023	15	16
5.375%, 04/15/2026	30	33
5.250%, 06/01/2025	15	17
4.000%, 01/15/2030	95	96
3.350%, 09/01/2024	85	86
Greystar Real Estate Partners
5.750%, 12/01/2025 (A)	97	101
HAT Holdings I
5.250%, 07/15/2024 (A)	119	125
HCP
4.000%, 12/01/2022	17	18
4.000%, 06/01/2025	100	108
3.500%, 07/15/2029	115	121
Healthcare Trust of America Holdings
3.500%, 08/01/2026	40	42
3.100%, 02/15/2030	50	50
Highwoods Realty
3.200%, 06/15/2021	100	101
Host Hotels & Resorts
4.000%, 06/15/2025	65	69
3.875%, 04/01/2024	50	53

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.375%, 12/15/2029	$100	$100
Howard Hughes
5.375%, 03/15/2025 (A)	200	208
Hudson Pacific Properties
3.950%, 11/01/2027	50	53
Iron Mountain
6.000%, 08/15/2023	100	102
5.250%, 03/15/2028 (A)	100	105
4.875%, 09/15/2027 (A)	125	129
4.875%, 09/15/2029 (A)	190	195
4.375%, 06/01/2021 (A)	100	101
iStar
4.750%, 10/01/2024	151	156
Kilroy Realty
4.375%, 10/01/2025	100	108
Kimco Realty
4.450%, 09/01/2047	50	55
3.700%, 10/01/2049	100	99
3.200%, 05/01/2021	45	46
Lamar Media
5.750%, 02/01/2026	155	164
Liberty Property
3.375%, 06/15/2023	95	99
Life Storage
3.875%, 12/15/2027	50	53
MGM Growth Properties Operating Partnership
5.750%, 02/01/2027 (A)	75	84
5.625%, 05/01/2024	225	248
4.500%, 09/01/2026	110	117
Mid-America Apartments
4.000%, 11/15/2025	50	54
3.950%, 03/15/2029	50	55
3.600%, 06/01/2027	50	54
MPT Operating Partnership
5.250%, 08/01/2026	100	105
5.000%, 10/15/2027	300	316
4.625%, 08/01/2029	164	171
National Retail Properties
4.000%, 11/15/2025	65	70
3.600%, 12/15/2026	50	53
3.500%, 10/15/2027	50	53
Newmark Group
6.125%, 11/15/2023	105	115
Office Properties Income Trust
4.500%, 02/01/2025	100	104
Omega Healthcare Investors
3.625%, 10/01/2029	200	202
Outfront Media Capital
5.000%, 08/15/2027 (A)	75	79
Physicians Realty
3.950%, 01/15/2028	50	53

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Prologis
3.750%, 11/01/2025	$65	$71
Public Storage
3.094%, 09/15/2027	30	32
2.370%, 09/15/2022	100	101
Realogy Group
9.375%, 04/01/2027 (A)	149	146
5.250%, 12/01/2021 (A)	200	200
4.875%, 06/01/2023 (A)	50	49
Realty Income
4.650%, 08/01/2023	50	54
3.250%, 10/15/2022	60	62
3.250%, 06/15/2029	200	211
Regency Centers
4.650%, 03/15/2049	30	36
4.400%, 02/01/2047	35	40
3.600%, 02/01/2027	30	32
Ryman Hospitality Properties
4.750%, 10/15/2027 (A)	105	109
Sabra Health Care
3.900%, 10/15/2029	100	99
SBA Communications
4.875%, 09/01/2024	150	156
4.000%, 10/01/2022	200	204
Senior Housing Properties Trust
4.750%, 02/15/2028	100	103
Service Properties Trust
4.950%, 02/15/2027	70	72
4.500%, 03/15/2025	50	51
4.375%, 02/15/2030	50	48
3.950%, 01/15/2028	30	29
Simon Property Group
4.250%, 11/30/2046	50	58
3.250%, 11/30/2026	50	53
3.250%, 09/13/2049	100	99
2.750%, 06/01/2023	50	51
2.625%, 06/15/2022	50	51
2.450%, 09/13/2029	100	99
2.000%, 09/13/2024	100	100
SITE Centers
4.700%, 06/01/2027	35	38
3.625%, 02/01/2025	87	90
Spirit Realty
3.400%, 01/15/2030	100	101
STORE Capital
4.625%, 03/15/2029	50	55
Tanger Properties
3.125%, 09/01/2026	50	49
UDR MTN
3.750%, 07/01/2024	100	106
3.200%, 01/15/2030	50	52
3.100%, 11/01/2034	15	15

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Uniti Group
8.250%, 10/15/2023	$210	$179
7.125%, 12/15/2024 (A)	100	83
6.000%, 04/15/2023 (A)	133	127
Ventas Realty
4.000%, 03/01/2028	100	109
3.250%, 10/15/2026	50	51
2.650%, 01/15/2025	300	304
VEREIT Operating Partnership
4.875%, 06/01/2026	30	33
4.600%, 02/06/2024	325	351
4.125%, 06/01/2021	20	21
3.950%, 08/15/2027	40	42
Vornado Realty
3.500%, 01/15/2025	50	52
Washington Prime Group
6.450%, 08/15/2024	175	168
Welltower
6.500%, 03/15/2041	70	95
4.250%, 04/01/2026	50	55
4.125%, 03/15/2029	50	55
3.950%, 09/01/2023	300	319
WeWork
7.875%, 05/01/2025 (A)	180	153
Weyerhaeuser
7.375%, 03/15/2032	100	140
WP Carey
4.600%, 04/01/2024	50	53

		15,912

Utilities — 1.9%
AEP Texas
3.800%, 10/01/2047	100	108
AEP Transmission
3.800%, 06/15/2049	25	28
3.750%, 12/01/2047	250	275
AES
6.000%, 05/15/2026	100	107
5.125%, 09/01/2027	150	161
4.500%, 03/15/2023	145	148
Alabama Power
3.750%, 03/01/2045	100	108
Ameren
2.700%, 11/15/2020	100	101
Ameren Illinois
3.800%, 05/15/2028	25	28
3.250%, 03/01/2025	100	105
American Water Capital
6.593%, 10/15/2037	100	141
4.150%, 06/01/2049	150	174
3.450%, 06/01/2029	150	161
AmeriGas Partners
5.750%, 05/20/2027	200	219

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.625%, 05/20/2024	$170	$183
5.500%, 05/20/2025	90	97
Appalachian Power
7.000%, 04/01/2038	100	144
4.500%, 03/01/2049	150	182
3.400%, 06/01/2025	50	52
Arizona Public Service
2.950%, 09/15/2027	300	310
Atmos Energy
4.125%, 10/15/2044	100	116
4.125%, 03/15/2049	80	94
Avangrid
3.150%, 12/01/2024	250	260
Baltimore Gas & Electric
2.400%, 08/15/2026	250	250
Banff Merger Sub
9.750%, 09/01/2026 (A)	295	275
Berkshire Hathaway Energy
6.125%, 04/01/2036	47	65
3.800%, 07/15/2048	225	246
3.250%, 04/15/2028	230	244
2.800%, 01/15/2023	40	41
2.375%, 01/15/2021	25	25
Black Hills
3.950%, 01/15/2026	209	222
Calpine
5.500%, 02/01/2024	170	170
5.250%, 06/01/2026 (A)	150	156
CenterPoint Energy
3.700%, 09/01/2049	50	51
2.950%, 03/01/2030	50	50
2.500%, 09/01/2022	150	152
2.500%, 09/01/2024	50	50
CenterPoint Energy Houston Electric
4.500%, 04/01/2044	100	123
4.250%, 02/01/2049	15	18
CenterPoint Energy Resources
4.500%, 01/15/2021	50	51
Clearway Energy Operating
5.750%, 10/15/2025	50	51
Cleco Corporate Holdings
4.973%, 05/01/2046	35	40
3.743%, 05/01/2026	50	51
CMS Energy
3.450%, 08/15/2027	250	265
Commonwealth Edison
4.000%, 03/01/2048	100	115
4.000%, 03/01/2049	400	465
3.700%, 03/01/2045	50	54
2.950%, 08/15/2027	100	104
Connecticut Light & Power
4.300%, 04/15/2044	100	121
4.150%, 06/01/2045	100	119

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.000%, 04/01/2048	$25	$29
Consolidated Edison
2.000%, 05/15/2021	100	100
Consolidated Edison of New York
6.300%, 08/15/2037	100	140
4.450%, 03/15/2044	100	118
4.300%, 12/01/2056	100	113
4.125%, 05/15/2049	300	343
Consumers Energy
3.950%, 05/15/2043	50	57
2.850%, 05/15/2022	100	102
Dayton Power & Light
3.950%, 06/15/2049 (A)	65	71
Delmarva Power & Light
4.150%, 05/15/2045	50	56
Dominion Energy
4.050%, 09/15/2042	100	108
2.850%, 08/15/2026	230	234
Dominion Energy Gas Holdings
4.600%, 12/15/2044	25	30
3.600%, 12/15/2024	100	106
DPL
4.350%, 04/15/2029 (A)	45	45
Drax Finco
6.625%, 11/01/2025 (A)	250	265
DTE Electric
3.950%, 03/01/2049	400	462
3.750%, 08/15/2047	100	113
3.700%, 03/15/2045	50	56
3.700%, 06/01/2046	250	274
DTE Energy
3.300%, 06/15/2022	50	51
2.850%, 10/01/2026	250	254
Duke Energy
3.750%, 04/15/2024	100	106
3.150%, 08/15/2027	300	313
Duke Energy Carolinas
4.250%, 12/15/2041	100	115
3.950%, 03/15/2048	50	57
3.350%, 05/15/2022	100	104
3.050%, 03/15/2023	50	52
2.950%, 12/01/2026	100	105
Duke Energy Florida
4.200%, 07/15/2048	100	116
3.800%, 07/15/2028	100	111
3.200%, 01/15/2027	250	263
Duke Energy Indiana
3.750%, 05/15/2046	250	269
Duke Energy Ohio
3.700%, 06/15/2046	214	231
Duke Energy Progress
4.150%, 12/01/2044	50	57
3.450%, 03/15/2029	240	261

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Edison International
4.125%, 03/15/2028	$250	$247
2.950%, 03/15/2023	50	49
2.400%, 09/15/2022	180	176
El Paso Electric
5.000%, 12/01/2044	50	60
Emera US Finance
4.750%, 06/15/2046	235	276
3.550%, 06/15/2026	285	299
Enel Chile
4.875%, 06/12/2028	200	220
Entergy
4.000%, 07/15/2022	100	105
2.950%, 09/01/2026	100	102
Entergy Arkansas
3.700%, 06/01/2024	100	107
Entergy Mississippi
2.850%, 06/01/2028	225	233
Evergy
4.850%, 06/01/2021	55	57
Evergy Metro
4.200%, 06/15/2047	100	116
4.125%, 04/01/2049	100	116
Eversource Energy
3.150%, 01/15/2025	100	104
Exelon
5.625%, 06/15/2035	100	125
5.100%, 06/15/2045	100	121
3.950%, 06/15/2025	100	109
Exelon Generation
5.600%, 06/15/2042	100	117
FirstEnergy
7.375%, 11/15/2031	70	100
4.250%, 03/15/2023	40	42
3.900%, 07/15/2027	300	323
Florida Power & Light
5.950%, 02/01/2038	100	140
4.125%, 06/01/2048	250	298
4.050%, 10/01/2044	100	116
3.700%, 12/01/2047	200	223
Fortis
3.055%, 10/04/2026	300	309
Georgia Power
4.300%, 03/15/2042	25	27
2.650%, 09/15/2029	150	149
2.200%, 09/15/2024	150	150
Interstate Power & Light
3.700%, 09/15/2046	250	262
ITC Holdings
3.250%, 06/30/2026	30	31
Kentucky Utilities
5.125%, 11/01/2040	94	119

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
MidAmerican Energy
4.250%, 07/15/2049	$50	$61
3.950%, 08/01/2047	250	289
3.650%, 04/15/2029	250	277
3.650%, 08/01/2048	250	278
3.100%, 05/01/2027	50	53
National Fuel Gas
5.200%, 07/15/2025	100	110
3.950%, 09/15/2027	100	102
Nevada Power
3.700%, 05/01/2029	155	170
NextEra Energy Capital Holdings
5.650%, VAR ICE LIBOR USD 3 Month+3.156%, 05/01/2079	100	110
3.500%, 04/01/2029	100	107
3.150%, 04/01/2024	100	104
2.750%, 11/01/2029	30	30
NextEra Energy Operating Partners
4.500%, 09/15/2027 (A)	108	110
4.250%, 07/15/2024 (A)	50	51
4.250%, 09/15/2024 (A)	136	141
3.875%, 10/15/2026 (A)	200	200
NiSource
5.950%, 06/15/2041	100	127
5.650%, 02/01/2045	50	65
3.950%, 03/30/2048	100	107
3.490%, 05/15/2027	50	52
Northern States Power
4.125%, 05/15/2044	100	117
2.900%, 03/01/2050	30	29
NRG Energy
6.625%, 01/15/2027	525	569
5.750%, 01/15/2028	109	118
5.250%, 06/15/2029 (A)	61	65
NSTAR Electric
3.250%, 05/15/2029	50	54
3.200%, 05/15/2027	100	105
Ohio Edison
6.875%, 07/15/2036	100	143
Ohio Power
4.000%, 06/01/2049	20	23
Oklahoma Gas & Electric
3.850%, 08/15/2047	250	264
Oncor Electric Delivery
4.100%, 11/15/2048	100	119
3.800%, 06/01/2049 (A)	100	113
3.700%, 11/15/2028 (A)	100	110
2.950%, 04/01/2025	50	52
2.750%, 06/01/2024 (A)	100	103
ONE Gas
4.500%, 11/01/2048	45	55
PacifiCorp
3.600%, 04/01/2024	50	53

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Piedmont Natural Gas
3.640%, 11/01/2046	$25	$26
3.500%, 06/01/2029	150	161
Pinnacle West Capital
2.250%, 11/30/2020	45	45
Potomac Electric Power
6.500%, 11/15/2037	100	143
PPL Capital Funding
4.000%, 09/15/2047	100	104
3.400%, 06/01/2023	100	103
PPL Electric Utilities
4.150%, 10/01/2045	100	115
3.000%, 10/01/2049	70	68
Progress Energy
4.400%, 01/15/2021	100	102
PSEG Power
8.625%, 04/15/2031	100	141
Public Service Electric & Gas MTN
3.850%, 05/01/2049	125	143
3.200%, 05/15/2029	150	159
3.000%, 05/15/2027	100	105
Public Service Enterprise Group
2.000%, 11/15/2021	100	100
San Diego Gas & Electric
4.100%, 06/15/2049	250	276
3.750%, 06/01/2047	250	260
Sempra Energy
3.800%, 02/01/2038	100	102
2.900%, 02/01/2023	15	15
2.850%, 11/15/2020	100	101
South Carolina Electric & Gas
5.100%, 06/01/2065	100	133
Southern
4.250%, 07/01/2036	230	252
3.250%, 07/01/2026	250	261
2.950%, 07/01/2023	100	102
2.350%, 07/01/2021	50	50
Southern California Edison
4.875%, 03/01/2049	100	119
4.650%, 10/01/2043	100	112
3.700%, 08/01/2025	60	63
3.500%, 10/01/2023	50	52
2.850%, 08/01/2029	75	75
Southern California Gas
4.300%, 01/15/2049	25	29
Southern Gas Capital
3.500%, 09/15/2021	100	102
Southern Power
4.150%, 12/01/2025	50	55
2.500%, 12/15/2021	50	50
Southwest Gas
4.150%, 06/01/2049	30	33

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Southwestern Electric Power
3.900%, 04/01/2045	$50	$53
Southwestern Public Service
3.750%, 06/15/2049	100	110
Talen Energy Supply
10.500%, 01/15/2026 (A)	100	86
7.250%, 05/15/2027 (A)	205	204
6.500%, 06/01/2025	150	113
TerraForm Power Operating
5.000%, 01/31/2028 (A)	147	155
4.750%, 01/15/2030 (A)	177	183
4.250%, 01/31/2023 (A)	70	72
Union Electric
3.650%, 04/15/2045	100	109
3.500%, 03/15/2029	100	109
Virginia Electric & Power
8.875%, 11/15/2038	50	85
4.600%, 12/01/2048	260	320
4.200%, 05/15/2045	25	29
3.800%, 09/15/2047	250	274
2.750%, 03/15/2023	50	51
Vistra Operations
5.625%, 02/15/2027 (A)	415	440
5.500%, 09/01/2026 (A)	105	111
5.000%, 07/31/2027 (A)	181	187
Washington Gas Light MTN
3.796%, 09/15/2046	35	37
WEC Energy Group
3.550%, 06/15/2025	100	107
3.100%, 03/08/2022	45	46
Wisconsin Public Service
3.300%, 09/01/2049	70	72
Xcel Energy
4.000%, 06/15/2028	250	276
2.600%, 03/15/2022	250	253

		29,066

Total Corporate Obligations (Cost $458,798) ($ Thousands)		481,443

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 29.8%
U.S. Treasury Bonds
7.125%, 02/15/2023	2,000	2,357
6.250%, 08/15/2023	2,500	2,932
5.375%, 02/15/2031	500	687
5.000%, 05/15/2037	1,250	1,830
4.750%, 02/15/2037	750	1,067
4.750%, 02/15/2041	510	746
4.625%, 02/15/2040	2,500	3,581
4.500%, 02/15/2036	650	890
4.500%, 05/15/2038	150	210
4.375%, 02/15/2038	1,000	1,376

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
4.375%, 11/15/2039	$1,500	$2,082
4.375%, 05/15/2040	750	1,044
4.375%, 05/15/2041	2,500	3,494
4.250%, 05/15/2039	250	341
3.875%, 08/15/2040	1,225	1,601
3.750%, 08/15/2041	1,000	1,287
3.750%, 11/15/2043	6,000	7,800
3.625%, 08/15/2043	500	637
3.625%, 02/15/2044	180	230
3.500%, 02/15/2039	300	372
3.375%, 05/15/2044	1,055	1,300
3.375%, 11/15/2048	300	378
3.125%, 02/15/2042	1,000	1,178
3.125%, 08/15/2044	800	948
3.125%, 05/15/2048	4,500	5,408
3.000%, 11/15/2044	2,525	2,933
3.000%, 05/15/2045	8,700	10,125
3.000%, 11/15/2045	1,500	1,749
3.000%, 02/15/2047	2,350	2,753
3.000%, 05/15/2047	1,500	1,756
3.000%, 02/15/2048	1,000	1,174
3.000%, 08/15/2048	3,800	4,467
3.000%, 02/15/2049	2,000	2,358
2.875%, 05/15/2043	2,625	2,973
2.875%, 08/15/2045	750	854
2.875%, 11/15/2046	2,250	2,574
2.875%, 05/15/2049	2,000	2,305
2.750%, 08/15/2042	6,000	6,656
2.750%, 08/15/2047	1,000	1,119
2.750%, 11/15/2047	1,200	1,344
2.500%, 02/15/2045	500	532
2.500%, 02/15/2046	700	745
2.500%, 05/15/2046	650	692
2.250%, 02/15/2027	2,500	2,610
2.250%, 08/15/2046	3,600	3,650
2.250%, 08/15/2049	3,000	3,048
U.S. Treasury Notes
3.625%, 02/15/2021	2,500	2,564
3.125%, 05/15/2021	2,250	2,302
3.125%, 11/15/2028	10,400	11,662
2.875%, 10/15/2021	2,000	2,050
2.875%, 09/30/2023	2,000	2,103
2.875%, 10/31/2023	19,500	20,515
2.875%, 11/30/2023	1,500	1,579
2.875%, 04/30/2025	2,000	2,138
2.875%, 05/31/2025	2,000	2,139
2.875%, 05/15/2028	500	548
2.875%, 08/15/2028	2,500	2,746
2.750%, 11/30/2020	4,000	4,048
2.750%, 04/30/2023	7,000	7,290
2.750%, 05/31/2023	20,000	20,848
2.750%, 07/31/2023	5,000	5,222
2.750%, 08/31/2023	4,000	4,181

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
2.750%, 11/15/2023	$1,000	$1,048
2.750%, 02/15/2024	2,750	2,889
2.750%, 02/15/2028	2,500	2,714
2.625%, 12/15/2021	5,000	5,115
2.625%, 12/31/2023	5,500	5,742
2.625%, 12/31/2025	2,500	2,651
2.625%, 02/15/2029	7,000	7,568
2.500%, 12/31/2020	5,000	5,051
2.500%, 02/28/2021	3,000	3,035
2.500%, 03/31/2023	2,500	2,581
2.500%, 01/31/2024	7,000	7,278
2.500%, 05/15/2024	2,450	2,553
2.500%, 01/31/2025	1,500	1,572
2.375%, 01/31/2023	3,000	3,080
2.375%, 02/29/2024	5,000	5,177
2.375%, 05/15/2027	5,800	6,115
2.250%, 07/31/2021	4,000	4,046
2.250%, 12/31/2023	1,000	1,029
2.250%, 01/31/2024	1,000	1,029
2.250%, 04/30/2024	6,000	6,187
2.250%, 11/15/2024	6,000	6,203
2.250%, 12/31/2024	2,000	2,069
2.250%, 11/15/2025	3,500	3,633
2.250%, 03/31/2026	3,000	3,119
2.250%, 08/15/2027	2,000	2,092
2.250%, 11/15/2027	1,500	1,570
2.125%, 01/31/2021	1,500	1,510
2.125%, 05/31/2021	5,000	5,042
2.125%, 09/30/2021	2,500	2,526
2.125%, 12/31/2021	1,000	1,012
2.125%, 05/15/2022	5,000	5,073
2.125%, 12/31/2022	10,000	10,187
2.125%, 11/30/2023	700	716
2.125%, 02/29/2024	1,500	1,537
2.125%, 03/31/2024	1,500	1,538
2.125%, 05/15/2025	2,500	2,573
2.125%, 05/31/2026	2,000	2,065
2.000%, 10/31/2021	2,000	2,017
2.000%, 11/15/2021	5,000	5,046
2.000%, 02/15/2022	3,000	3,032
2.000%, 10/31/2022	2,000	2,028
2.000%, 11/30/2022	1,000	1,014
2.000%, 05/31/2024	1,000	1,021
2.000%, 02/15/2025	2,850	2,914
2.000%, 08/15/2025	1,200	1,228
2.000%, 11/15/2026	6,000	6,158
1.875%, 01/31/2022	4,500	4,532
1.875%, 02/28/2022	2,000	2,015
1.875%, 03/31/2022	1,500	1,512
1.875%, 04/30/2022	3,000	3,025
1.875%, 05/31/2022	5,000	5,045
1.875%, 07/31/2022	10,000	10,093
1.875%, 08/31/2024	1,000	1,016

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.750%, 12/31/2020	$3,000	$3,004
1.750%, 11/30/2021	4,000	4,016
1.750%, 05/31/2022	1,500	1,509
1.750%, 01/31/2023	2,000	2,014
1.750%, 05/15/2023	1,750	1,763
1.750%, 06/30/2024	7,000	7,069
1.750%, 07/31/2024	5,000	5,051
1.625%, 11/30/2020	5,000	5,001
1.625%, 06/30/2021	5,000	5,004
1.625%, 08/31/2022	2,000	2,006
1.625%, 05/31/2023	500	502
1.625%, 02/15/2026	2,650	2,655
1.625%, 05/15/2026	2,000	2,003
1.625%, 10/31/2026	3,000	3,003
1.625%, 08/15/2029	4,000	3,976
1.500%, 02/28/2023	750	749
1.500%, 03/31/2023	2,000	1,999
1.500%, 10/31/2024	3,000	2,988
1.500%, 08/15/2026	2,000	1,987
1.375%, 01/31/2021	1,000	997
1.375%, 04/30/2021	4,000	3,987
1.375%, 05/31/2021	3,000	2,990
1.375%, 08/31/2023	1,500	1,492
1.375%, 09/30/2023	1,000	994
1.250%, 03/31/2021	5,000	4,976
1.250%, 10/31/2021	3,000	2,981
1.250%, 08/31/2024	5,000	4,938
1.125%, 02/28/2021	3,500	3,479
1.125%, 06/30/2021	5,000	4,962
1.125%, 07/31/2021	5,500	5,457
1.125%, 09/30/2021	1,500	1,488

Total U.S. Treasury Obligations (Cost $447,392) ($ Thousands)		467,789

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 21.1%

Agency Mortgage-Backed Obligations — 20.2%
FHLMC
5.500%, 10/01/2038 to 06/01/2041	965	1,085
5.000%, 09/01/2023 to 11/01/2041	1,611	1,764
4.500%, 08/01/2040 to 02/01/2045	2,095	2,267
4.000%, 12/01/2040 to 05/01/2048	6,991	7,446
3.500%, 10/01/2020 to 12/01/2047	11,876	12,396
3.000%, 09/01/2029 to 10/01/2049	13,184	13,528
2.500%, 10/01/2029 to 06/01/2031	2,452	2,485
FHLMC Multifamily Structured Pass-Through Certificates, Ser K030, Cl A2
3.250%, 04/25/2023 (E)	500	520
FHLMC Multifamily Structured Pass-Through Certificates, Ser K048, Cl A2
3.284%, 06/25/2025 (E)	1,500	1,598

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K054, Cl A2
2.745%, 01/25/2026	$400	$416
FHLMC Multifamily Structured Pass-Through Certificates, Ser K066, Cl AM
3.200%, 06/25/2027	900	964
FHLMC Multifamily Structured Pass-Through Certificates, Ser K067, Cl AM
3.276%, 08/25/2027	200	215
FHLMC Multifamily Structured Pass-Through Certificates, Ser K079, Cl A2
3.926%, 06/25/2028	550	621
FHLMC Multifamily Structured Pass-Through Certificates, Ser K088, Cl A2
3.690%, 01/25/2029	409	456
FHLMC Multifamily Structured Pass-Through Certificates, Ser K089, Cl A2
3.563%, 01/25/2029	571	632
FHLMC Multifamily Structured Pass-Through Certificates, Ser K090, Cl A2
3.422%, 02/25/2029	262	287
FHLMC Multifamily Structured Pass-Through Certificates, Ser K156, Cl A1
3.700%, 05/25/2030	1,273	1,407
FNMA
6.000%, 07/01/2036 to 10/01/2039	562	644
5.500%, 01/01/2035 to 09/01/2041	1,720	1,934
5.000%, 07/01/2040 to 05/01/2042	2,503	2,762
4.500%, 11/01/2040 to 01/01/2049	26,838	28,493
4.000%, 04/01/2020 to 03/01/2049	39,176	41,015
3.500%, 01/01/2027 to 07/01/2048	60,120	62,435
3.000%, 08/01/2029 to 01/01/2047	29,093	29,901
2.500%, 07/01/2028 to 03/01/2043	3,627	3,672
FNMA TBA
3.500%, 11/01/2040	5,000	5,134
3.000%, 11/15/2042	2,500	2,540
FNMA, Ser 2012-M2, Cl A2
2.717%, 02/25/2022	341	345
FNMA, Ser 2014-M11, Cl 2A
3.299%, 08/25/2026 (E)	464	499
FNMA, Ser 2015-M1, Cl A2
2.532%, 09/25/2024	350	358
FNMA, Ser 2016-M1, Cl A2
2.939%, 01/25/2026 (E)	275	287
FNMA, Ser 2016-M5, Cl A2
2.469%, 04/25/2026	750	763
FNMA, Ser 2018-M1, Cl A2
2.985%, 12/25/2027 (E)	115	122
FNMA, Ser 2019-M5, Cl A2
3.273%, 01/25/2029	275	296
GNMA
6.500%, 11/15/2038	79	92
5.500%, 01/15/2033 to 10/20/2043	819	914

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
5.000%, 10/15/2033 to 11/20/2046	$1,001	$1,091
4.500%, 04/15/2040 to 02/20/2049	12,119	12,791
4.000%, 04/15/2040 to 03/20/2049	29,736	31,160
3.500%, 06/20/2042 to 07/20/2047	28,144	29,464
3.000%, 05/15/2042 to 05/20/2047	11,431	11,833

		316,632

Non-Agency Mortgage-Backed Obligations — 0.9%
BANK, Ser 2017-BNK7, Cl A4
3.175%, 09/15/2060	200	211
BANK, Ser 2019-BN17, Cl A4
3.714%, 04/15/2052	265	292
BANK, Ser 2019-BN18, Cl A4
3.584%, 05/15/2062	250	273
Barclays Commercial Mortgage Trust, Ser 2019-C3, Cl A4
3.583%, 05/15/2052	200	217
BENCHMARK Mortgage Trust, Ser 2018-B3, Cl A5
4.025%, 04/10/2051	200	223
BENCHMARK Mortgage Trust, Ser 2018-B4, Cl A5
4.121%, 07/15/2051 (E)	100	113
BENCHMARK Mortgage Trust, Ser 2019-B10, Cl A4
3.717%, 03/15/2062	260	287
CD Mortgage Trust, Ser 2017-CD6, Cl A5
3.456%, 11/13/2050	150	161
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A4
3.024%, 09/10/2045	526	538
Citigroup Commercial Mortgage Trust, Ser 2014-GC21, Cl A5
3.855%, 05/10/2047	265	283
Citigroup Commercial Mortgage Trust, Ser 2014-GC23, Cl AS
3.863%, 07/10/2047	1,000	1,062
COMM Mortgage Trust, Ser 2015-PC1, Cl A4
3.620%, 07/10/2050	240	255
COMM Mortgage Trust, Ser 2017-COR2, Cl A3
3.510%, 09/10/2050	300	323
COMM Mortgage Trust, Ser 2018-COR3, Cl A3
4.228%, 05/10/2051	1,000	1,129
Commercial Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	270	288
Commercial Mortgage Trust, Ser 2014-UBS3, Cl A3
3.546%, 06/10/2047	190	200
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A4
3.718%, 08/15/2048	245	263

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CSAIL Commercial Mortgage Trust, Ser 2017-CX10, Cl A5
3.458%, 11/15/2050 (E)	$325	$347
CSMC Trust, Ser 2016-NXSR, Cl A4
3.795%, 12/15/2049 (E)	350	380
GS Mortgage Securities Trust, Ser 2014-GC20, Cl AS
4.258%, 04/10/2047	297	318
GS Mortgage Securities Trust, Ser 2014-GC20, Cl A5
3.998%, 04/10/2047	265	284
GS Mortgage Securities Trust, Ser 2017-GS7, Cl A4
3.430%, 08/10/2050	500	532
GS Mortgage Securities Trust, Ser 2019-GC39, Cl A4
3.567%, 05/10/2052	175	191
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C14, Cl AS
4.409%, 08/15/2046 (E)	295	315
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A4
3.801%, 09/15/2047	500	536
JPMCC Commercial Mortgage Securities Trust, Ser 2019-COR4, Cl A5
4.029%, 03/10/2052	300	337
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl A3
4.171%, 08/15/2046	170	175
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C23, Cl A4
3.719%, 07/15/2050	200	215
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C31, Cl A5
3.102%, 11/15/2049	579	606
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl A3
2.791%, 11/15/2049	500	515
UBS Commercial Mortgage Trust, Ser 2018-C10, Cl A4
4.313%, 05/15/2051	200	227
UBS Commercial Mortgage Trust, Ser 2018-C12, Cl ASB
4.195%, 08/15/2051	500	551
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	305	314
Wells Fargo Commercial Mortgage Trust, Ser 2015-C31, Cl A4
3.695%, 11/15/2048	500	539
Wells Fargo Commercial Mortgage Trust, Ser 2015-LC22, Cl B
4.544%, 09/15/2058 (E)	800	878

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser 2017-RC1, Cl A4
3.631%, 01/15/2060	$300	$324
Wells Fargo Commercial Mortgage Trust, Ser 2019-C50, Cl A5
3.729%, 05/15/2052	65	71
WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl AS
3.388%, 11/15/2045	210	216
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl A5
4.101%, 03/15/2047	250	269
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl A4
3.488%, 09/15/2057	300	317

		14,575

Total Mortgage-Backed Securities (Cost $325,191) ($ Thousands)		331,207

Description	Face Amount (Thousands)(1)	Market Value ($ Thousands)

SOVEREIGN DEBT — 15.9%

Angolan Government International Bond
9.500%, 11/12/2025 (A)	300	338
8.250%, 05/09/2028 (A)	600	626
Argentine Republic Government International Bond
8.280%, 12/31/2033	210	107
7.625%, 04/22/2046	500	201
7.500%, 04/22/2026	900	382
7.125%, 07/06/2036	450	176
7.125%, 06/28/2117	1,250	500
6.875%, 04/22/2021	500	226
6.875%, 01/26/2027	450	177
6.875%, 01/11/2048	200	78
6.625%, 07/06/2028	200	77
5.875%, 01/11/2028	1,900	722
5.625%, 01/26/2022	400	168
5.250%, 5.250%, 03/31/2029, 03/31/2029 (F)	600	239
4.625%, 01/11/2023	1,550	620
Armenia Government International Bond
7.150%, 03/26/2025	200	233
Azerbaijan Government International Bond
4.750%, 03/18/2024 (A)	200	212
3.500%, 09/01/2032 (A)	350	339
Bahamas Government International Bond
6.000%, 11/21/2028 (A)	200	217
Bahrain Government International Bond
7.500%, 09/20/2047 (A)	300	351
7.000%, 01/26/2026 (A)	200	229
7.000%, 10/12/2028 (A)	500	576

Description	Face Amount (Thousands)(1)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
6.750%, 09/20/2029 (A)		200	$228
6.125%, 07/05/2022 (A)		200	213
6.125%, 08/01/2023 (A)		300	327
5.875%, 01/26/2021 (A)		200	205
5.625%, 09/30/2031 (A)		200	210
Belarus Government International Bond
6.875%, 02/28/2023 (A)		200	215
6.200%, 02/28/2030 (A)		300	320
Belize Government International Bond
4.938%, 02/20/2034		100	61
Bolivian Government International Bond
5.950%, 08/22/2023		300	320
4.500%, 03/20/2028 (A)		200	187
Brazilian Government International Bond
8.875%, 04/15/2024		100	127
8.250%, 01/20/2034		350	484
7.125%, 01/20/2037		200	257
6.000%, 04/07/2026		350	406
5.625%, 01/07/2041		250	280
5.625%, 02/21/2047		1,100	1,237
5.000%, 01/27/2045		550	572
4.875%, 01/22/2021		150	154
4.625%, 01/13/2028		1,200	1,284
4.500%, 05/30/2029		200	210
4.250%, 01/07/2025		950	1,006
2.625%, 01/05/2023		750	751
Bundesobligation
-0.483%, 04/08/2022 (G)	EUR	687	779
-0.584%, 04/17/2020 (G)	EUR	131	147
Bundesrepublik Deutschland Bundesanleihe
4.750%, 07/04/2034	EUR	273	534
4.750%, 07/04/2040	EUR	7	16
4.250%, 07/04/2039	EUR	190	397
4.000%, 01/04/2037	EUR	37	71
2.500%, 07/04/2044	EUR	255	460
2.500%, 08/15/2046	EUR	153	282
2.000%, 01/04/2022	EUR	631	746
2.000%, 08/15/2023	EUR	530	652
1.750%, 02/15/2024	EUR	546	673
1.250%, 08/15/2048	EUR	87	129
1.000%, 08/15/2024	EUR	2	2
1.000%, 08/15/2025	EUR	29	35
0.500%, 02/15/2025	EUR	619	733
0.500%, 02/15/2026	EUR	37	44
0.500%, 02/15/2028	EUR	464	562
0.250%, 02/15/2027	EUR	15	18
-0.127%, 08/15/2026 (G)	EUR	20	23
Bundesschatzanweisungen
-0.568%, 12/11/2020 (G)	EUR	275	309
-0.581%, 03/13/2020 (G)	EUR	104	116
Cameroon Government International Bond
9.500%, 11/19/2025 (A)		200	220

Description	Face Amount (Thousands)(1)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Canadian Government International Bond
4.000%, 06/01/2041	CAD	15	$16
3.500%, 12/01/2045	CAD	314	336
2.625%, 01/25/2022		410	419
2.250%, 06/01/2025	CAD	532	423
2.000%, 11/15/2022		300	304
2.000%, 06/01/2028	CAD	560	446
1.500%, 03/01/2020	CAD	833	633
Chile Government International Bond
3.860%, 06/21/2047		300	344
3.240%, 02/06/2028		1,000	1,065
3.125%, 01/21/2026		200	210
China Government International Bond
4.000%, 10/19/2048		200	239
3.500%, 10/19/2028		200	220
3.250%, 10/19/2023		200	209
2.625%, 11/02/2027		200	206
2.125%, 11/02/2022		200	201
Colombia Government International Bond
7.375%, 09/18/2037		200	284
6.125%, 01/18/2041		1,100	1,426
5.625%, 02/26/2044		200	247
5.200%, 05/15/2049		1,000	1,200
5.000%, 06/15/2045		500	582
4.500%, 01/28/2026		200	219
4.500%, 03/15/2029		800	892
4.375%, 07/12/2021		550	568
4.000%, 02/26/2024		300	317
3.875%, 04/25/2027		800	850
2.625%, 03/15/2023		600	602
Costa Rica Government International Bond
7.158%, 03/12/2045		400	398
7.000%, 04/04/2044 (A)		200	197
4.375%, 04/30/2025 (A)		200	192
Croatia Government International Bond
6.375%, 03/24/2021		450	475
6.000%, 01/26/2024		200	230
5.500%, 04/04/2023		250	276
Dominican Republic International Bond
7.500%, 05/06/2021		67	69
7.450%, 04/30/2044		150	180
6.875%, 01/29/2026 (A)		200	228
6.850%, 01/27/2045		100	113
6.600%, 01/28/2024		100	110
6.500%, 02/15/2048 (A)		200	218
6.400%, 06/05/2049 (A)		350	379
6.000%, 07/19/2028 (A)		600	664
5.950%, 01/25/2027 (A)		200	220
5.875%, 04/18/2024		400	427
5.500%, 01/27/2025		500	533
Ecuador Government International Bond
10.750%, 03/28/2022 (A)		700	740
9.650%, 12/13/2026 (A)		500	491

Description	Face Amount (Thousands)(1)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
9.625%, 06/02/2027 (A)		200	$194
9.500%, 03/27/2030 (A)		200	193
8.875%, 10/23/2027 (A)		600	559
8.750%, 06/02/2023 (A)		200	203
7.950%, 06/20/2024		200	192
7.875%, 01/23/2028 (A)		1,200	1,075
Egypt Government International Bond
8.500%, 01/31/2047 (A)		200	210
7.903%, 02/21/2048 (A)		600	601
7.600%, 03/01/2029 (A)		200	211
7.500%, 01/31/2027 (A)		400	434
6.875%, 04/30/2040		200	194
6.588%, 02/21/2028 (A)		500	509
5.875%, 06/11/2025		200	207
5.577%, 02/21/2023 (A)		1,050	1,076
El Salvador Government International Bond
8.625%, 02/28/2029 (A)		600	711
7.650%, 06/15/2035		60	65
7.625%, 02/01/2041 (A)		150	163
7.125%, 01/20/2050 (A)		150	152
6.375%, 01/18/2027		100	105
5.875%, 01/30/2025		50	52
Ethiopia Government International Bond
6.625%, 12/11/2024		200	210
Export Development Canada
2.625%, 02/21/2024		500	521
2.500%, 01/24/2023		400	411
2.000%, 05/17/2022		200	202
1.375%, 10/21/2021		100	100
Export-Import Bank of Korea
3.500%, 11/27/2021		500	514
2.875%, 01/21/2025		100	103
2.625%, 05/26/2026		200	203
French Republic Government Bond OAT
8.500%, 04/25/2023	EUR	1	1
5.750%, 10/25/2032	EUR	29	56
5.500%, 04/25/2029	EUR	20	34
4.750%, 04/25/2035	EUR	263	498
4.500%, 04/25/2041	EUR	280	575
4.250%, 10/25/2023	EUR	428	571
4.000%, 10/25/2038	EUR	54	101
4.000%, 04/25/2055	EUR	9	20
4.000%, 04/25/2060	EUR	8	19
3.750%, 04/25/2021	EUR	700	832
3.500%, 04/25/2020	EUR	97	110
3.250%, 10/25/2021	EUR	107	129
3.250%, 05/25/2045	EUR	180	330
3.000%, 04/25/2022	EUR	263	320
2.750%, 10/25/2027	EUR	417	580
2.500%, 10/25/2020	EUR	1	1
2.500%, 05/25/2030	EUR	366	520
2.250%, 05/25/2024	EUR	150	189
2.000%, 05/25/2048 (A)	EUR	245	370

Description	Face Amount (Thousands)(1)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
1.750%, 05/25/2023	EUR	1	$1
1.750%, 11/25/2024	EUR	385	479
1.750%, 05/25/2066 (A)	EUR	125	187
1.500%, 05/25/2031	EUR	384	504
1.250%, 05/25/2034	EUR	126	163
1.250%, 05/25/2036 (A)	EUR	332	429
1.000%, 11/25/2025	EUR	665	806
0.750%, 11/25/2028	EUR	375	454
0.500%, 05/25/2025	EUR	481	565
-0.445%, 05/25/2021 (G)	EUR	1	1
-0.530%, 05/25/2020 (G)	EUR	140	157
Gabon Government International Bond
6.950%, 06/16/2025		300	303
6.375%, 12/12/2024		200	199
Ghana Government International Bond
10.750%, 10/14/2030		300	378
8.950%, 03/26/2051 (A)		200	202
8.125%, 01/18/2026		200	212
8.125%, 03/26/2032 (A)		200	202
7.875%, 08/07/2023		200	218
7.875%, 03/26/2027 (A)		200	207
7.625%, 05/16/2029 (A)		300	303
Guatemala Government International Bond
5.750%, 06/06/2022 (A)		200	214
4.875%, 02/13/2028		100	106
4.500%, 05/03/2026 (A)		200	211
4.375%, 06/05/2027 (A)		300	308
Honduras Government International Bond
7.500%, 03/15/2024		200	220
6.250%, 01/19/2027 (A)		150	161
Hungary Government International Bond
7.625%, 03/29/2041		300	493
6.375%, 03/29/2021		550	582
5.750%, 11/22/2023		200	226
5.375%, 02/21/2023		800	876
5.375%, 03/25/2024		450	506
Indonesia Government International Bond
8.500%, 10/12/2035		100	156
7.750%, 01/17/2038		300	447
6.750%, 01/15/2044 (A)		275	393
6.625%, 02/17/2037		575	772
5.950%, 01/08/2046 (A)		200	264
5.875%, 01/15/2024 (A)		200	225
5.375%, 10/17/2023 (A)		200	221
5.350%, 02/11/2049		600	764
5.250%, 01/17/2042 (A)		950	1,133
5.250%, 01/08/2047 (A)		200	244
5.125%, 01/15/2045 (A)		400	475
4.875%, 05/05/2021 (A)		500	517
4.750%, 01/08/2026 (A)		200	220
4.750%, 02/11/2029		650	740
4.625%, 04/15/2043 (A)		400	444
4.450%, 02/11/2024		550	590

Description	Face Amount (Thousands)(1)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
4.350%, 01/08/2027 (A)		200	$218
4.350%, 01/11/2048		500	546
4.125%, 01/15/2025 (A)		200	213
4.100%, 04/24/2028		600	648
3.850%, 07/18/2027 (A)		200	212
3.750%, 04/25/2022 (A)		450	463
3.700%, 01/08/2022 (A)		200	205
3.500%, 01/11/2028		200	207
3.375%, 04/15/2023 (A)		200	205
2.950%, 01/11/2023		200	203
Iraq Government AID Bond
2.149%, 01/18/2022		320	323
Iraq Government International Bond
6.752%, 03/09/2023 (A)		400	403
5.800%, 01/15/2028 (A)		250	240
Israel Government International Bond
4.500%, 01/30/2043		200	241
4.125%, 01/17/2048		200	232
3.250%, 01/17/2028		100	108
2.875%, 03/16/2026		300	315
Italy Buoni Poliennali Del Tesoro
6.500%, 11/01/2027	EUR	104	168
6.000%, 05/01/2031	EUR	267	455
5.250%, 11/01/2029	EUR	15	23
5.000%, 08/01/2034 (A)	EUR	330	543
5.000%, 08/01/2039 (A)	EUR	211	365
5.000%, 09/01/2040 (A)	EUR	195	338
4.750%, 09/01/2028 (A)	EUR	299	446
4.750%, 09/01/2044 (A)	EUR	28	49
4.000%, 02/01/2037 (A)	EUR	61	93
3.750%, 05/01/2021 (A)	EUR	500	591
3.450%, 03/01/2048 (A)	EUR	150	222
3.250%, 09/01/2046 (A)	EUR	161	230
3.000%, 08/01/2029	EUR	300	399
2.800%, 12/01/2028	EUR	274	358
2.800%, 03/01/2067 (A)	EUR	119	153
2.500%, 12/01/2024	EUR	368	454
2.500%, 11/15/2025	EUR	318	396
2.300%, 10/15/2021	EUR	519	606
2.050%, 08/01/2027	EUR	296	363
2.000%, 02/01/2028	EUR	302	371
1.650%, 03/01/2032 (A)	EUR	93	109
1.450%, 05/15/2025	EUR	347	408
1.000%, 07/15/2022	EUR	821	941
0.650%, 11/01/2020	EUR	544	612
0.650%, 10/15/2023	EUR	382	435
Italy Government International Bond
6.875%, 09/27/2023		100	116
5.375%, 06/15/2033		150	180
Ivory Coast Government International Bond
6.375%, 03/03/2028		300	310
6.125%, 06/15/2033 (A)		200	196
5.750%, 12/31/2032		13	13

Description	Face Amount (Thousands)(1)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
5.375%, 07/23/2024		200	$207
Jamaica Government International Bond
8.000%, 03/15/2039		100	133
7.875%, 07/28/2045		600	791
6.750%, 04/28/2028		200	236
Japan Bank for International Cooperation
3.375%, 10/31/2023		200	212
3.250%, 07/20/2023		500	525
3.125%, 07/20/2021		300	307
2.875%, 06/01/2027		100	106
2.500%, 06/01/2022		200	203
2.500%, 05/23/2024		200	205
2.375%, 07/21/2022		100	101
1.875%, 07/21/2026		200	198
Japan Finance Organization for Municipalities
4.000%, 01/13/2021		100	102
Japan Government Five Year Bond
0.100%, 06/20/2020	JPY	185,600	1,720
0.100%, 09/20/2020	JPY	209,300	1,942
0.100%, 09/20/2021	JPY	97,700	909
0.100%, 12/20/2021	JPY	105,000	978
0.100%, 09/20/2022	JPY	119,000	1,112
0.100%, 03/20/2023	JPY	253,100	2,369
0.100%, 06/20/2023	JPY	182,000	1,706
Japan Government Forty Year Bond
0.900%, 03/20/2057	JPY	77,200	832
Japan Government Ten Year Bond
0.800%, 06/20/2022	JPY	67,700	643
0.800%, 12/20/2022	JPY	115,800	1,106
0.800%, 09/20/2023	JPY	205,500	1,979
0.700%, 12/20/2022	JPY	102,250	974
0.400%, 09/20/2025	JPY	181,000	1,741
0.100%, 03/20/2026	JPY	108,250	1,025
0.100%, 06/20/2026	JPY	118,000	1,118
0.100%, 03/20/2027	JPY	120,000	1,140
0.100%, 09/20/2027	JPY	146,600	1,395
0.100%, 03/20/2028	JPY	162,600	1,547
0.100%, 06/20/2028	JPY	164,950	1,569
0.100%, 09/20/2028	JPY	170,200	1,618
0.100%, 12/20/2028	JPY	63,200	600
0.100%, 06/20/2029	JPY	83,400	790
Japan Government Thirty Year Bond
2.500%, 03/20/2036	JPY	127,700	1,636
2.300%, 03/20/2040	JPY	13,150	172
1.700%, 09/20/2044	JPY	66,650	821
1.400%, 09/20/2045	JPY	45,000	526
0.900%, 09/20/2048	JPY	43,000	454
0.800%, 06/20/2047	JPY	43,000	444
0.800%, 09/20/2047	JPY	38,000	392
0.800%, 03/20/2048	JPY	46,000	474
0.600%, 12/20/2046	JPY	45,000	442
0.400%, 06/20/2049	JPY	39,000	362

Description	Face Amount (Thousands)(1)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
0.300%, 06/20/2046	JPY	48,750	$445
Japan Government Twenty Year Bond
1.700%, 09/20/2032	JPY	87,000	982
1.600%, 03/20/2033	JPY	130,250	1,460
1.500%, 03/20/2034	JPY	82,000	916
1.000%, 12/20/2035	JPY	98,800	1,043
0.700%, 09/20/2038	JPY	54,500	550
0.600%, 12/20/2036	JPY	81,000	806
0.600%, 09/20/2037	JPY	56,000	556
0.500%, 09/20/2036	JPY	118,300	1,158
0.500%, 03/20/2038	JPY	74,500	727
0.500%, 06/20/2038	JPY	23,500	229
0.400%, 03/20/2039	JPY	25,150	240
Jordan Government International Bond
7.375%, 10/10/2047 (A)		100	105
6.125%, 01/29/2026 (A)		300	316
5.750%, 01/31/2027 (A)		200	207
Kazakhstan Government International Bond
6.500%, 07/21/2045 (A)		500	725
5.125%, 07/21/2025 (A)		500	567
4.875%, 10/14/2044 (A)		200	242
Kenya Government International Bond
8.250%, 02/28/2048 (A)		100	105
7.250%, 02/28/2028 (A)		600	633
7.000%, 05/22/2027 (A)		300	314
6.875%, 06/24/2024		200	212
Korea Development Bank
2.125%, 10/01/2024		390	390
Korea Government International Bond
3.875%, 09/11/2023		200	215
3.500%, 09/20/2028		200	220
Kuwait Government International Bond
3.500%, 03/20/2027 (A)		1,050	1,130
2.750%, 03/20/2022 (A)		500	507
Lebanon Government International Bond
8.250%, 04/12/2021		400	276
7.250%, 03/23/2037		100	55
7.000%, 03/23/2032		100	55
6.850%, 03/23/2027		700	385
6.650%, 11/03/2028		50	27
6.650%, 02/26/2030		550	302
6.600%, 11/27/2026		450	249
6.250%, 05/27/2022		600	357
6.100%, 10/04/2022		400	237
6.000%, 01/27/2023		50	29
Mexico Government International Bond
6.750%, 09/27/2034		525	711
6.050%, 01/11/2040		900	1,150
5.750%, 10/12/2110		500	579
5.550%, 01/21/2045		850	1,036
4.750%, 03/08/2044		750	817
4.600%, 01/23/2046		600	640
4.600%, 02/10/2048		1,100	1,191

Description	Face Amount (Thousands)(1)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
4.500%, 04/22/2029	1,700	$1,870
4.500%, 01/31/2050	215	228
4.350%, 01/15/2047	550	571
4.150%, 03/28/2027	650	697
4.125%, 01/21/2026	550	590
4.000%, 10/02/2023	1,100	1,167
3.750%, 01/11/2028	600	626
3.625%, 03/15/2022	350	361
3.600%, 01/30/2025	400	420
Mongolia Government International Bond
8.750%, 03/09/2024 (A)	200	226
5.625%, 05/01/2023 (A)	400	409
Morocco Government International Bond
5.500%, 12/11/2042 (A)	100	120
4.250%, 12/11/2022 (A)	400	419
Namibia Government International Bond
5.500%, 11/03/2021 (A)	200	207
Nigeria Government International Bond
9.248%, 01/21/2049 (A)	250	277
8.747%, 01/21/2031 (A)	500	550
7.875%, 02/16/2032 (A)	200	206
7.696%, 02/23/2038 (A)	300	300
7.625%, 11/21/2025 (A)	200	218
7.625%, 11/28/2047 (A)	100	98
7.143%, 02/23/2030 (A)	300	301
6.500%, 11/28/2027 (A)	200	200
Oman Government International Bond
6.750%, 01/17/2048 (A)	400	375
6.500%, 03/08/2047 (A)	250	231
6.000%, 08/01/2029 (A)	500	499
5.625%, 01/17/2028 (A)	850	841
5.375%, 03/08/2027 (A)	200	198
4.875%, 02/01/2025 (A)	200	201
4.750%, 06/15/2026 (A)	200	194
4.125%, 01/17/2023 (A)	800	803
3.875%, 03/08/2022 (A)	200	200
Pakistan Government International Bond
8.250%, 04/15/2024	400	436
8.250%, 09/30/2025	200	218
Panama Government International Bond
6.700%, 01/26/2036	200	282
4.500%, 05/15/2047	300	353
4.500%, 04/16/2050	500	587
4.300%, 04/29/2053	200	231
4.000%, 09/22/2024	200	214
3.875%, 03/17/2028	1,000	1,086
3.870%, 07/23/2060	200	213
3.750%, 03/16/2025	500	528
3.160%, 01/23/2030	200	206
Paraguay Government International Bond
6.100%, 08/11/2044	200	243
5.000%, 04/15/2026 (A)	400	440
4.625%, 01/25/2023	200	211

Description	Face Amount (Thousands)(1)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Peruvian Government International Bond
8.750%, 11/21/2033	250	$413
6.550%, 03/14/2037	250	364
5.625%, 11/18/2050	800	1,173
4.125%, 08/25/2027	800	897
2.844%, 06/20/2030	55	57
Philippine Government International Bond
9.500%, 02/02/2030	100	161
7.750%, 01/14/2031	200	296
6.375%, 01/15/2032	100	136
6.375%, 10/23/2034	250	352
5.500%, 03/30/2026	450	535
5.000%, 01/13/2037	200	255
4.200%, 01/21/2024	900	972
4.000%, 01/15/2021	400	408
3.950%, 01/20/2040	600	689
3.750%, 01/14/2029	1,200	1,328
3.700%, 03/01/2041	600	670
3.700%, 02/02/2042	300	336
3.000%, 02/01/2028	1,250	1,302
Poland Government International Bond
5.125%, 04/21/2021	450	470
5.000%, 03/23/2022	125	134
4.000%, 01/22/2024	300	324
3.250%, 04/06/2026	500	533
3.000%, 03/17/2023	1,200	1,237
Province of Alberta Canada
3.350%, 11/01/2023	100	106
3.300%, 03/15/2028	100	110
2.950%, 01/23/2024	300	315
Province of British Columbia Canada
2.250%, 06/02/2026	100	103
2.000%, 10/23/2022	125	126
Province of Manitoba Canada
2.125%, 05/04/2022	500	505
2.125%, 06/22/2026	100	101
Province of New Brunswick Canada
3.625%, 02/24/2028	250	279
Province of Ontario Canada
3.400%, 10/17/2023	500	532
3.050%, 01/29/2024	500	526
2.550%, 02/12/2021	200	202
2.500%, 09/10/2021	200	203
2.500%, 04/27/2026	500	520
2.250%, 05/18/2022	100	101
2.200%, 10/03/2022	100	101
Province of Quebec Canada
2.750%, 04/12/2027	500	529
2.500%, 04/09/2024	135	139
2.375%, 01/31/2022	100	102
Qatar Government International Bond
9.750%, 06/15/2030 (A)	200	329
5.750%, 01/20/2042 (A)	200	276

Description	Face Amount (Thousands)(1)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
5.103%, 04/23/2048 (A)	1,600	$2,039
4.817%, 03/14/2049 (A)	1,600	1,968
4.625%, 06/02/2046 (A)	200	242
4.500%, 04/23/2028 (A)	1,100	1,257
4.000%, 03/14/2029 (A)	600	665
3.875%, 04/23/2023 (A)	1,100	1,160
3.375%, 03/14/2024 (A)	250	261
3.250%, 06/02/2026 (A)	300	315
2.375%, 06/02/2021 (A)	400	401
Romanian Government International Bond
6.125%, 01/22/2044 (A)	100	130
5.125%, 06/15/2048 (A)	300	346
4.875%, 01/22/2024 (A)	150	165
4.375%, 08/22/2023 (A)	750	801
Russian Foreign Bond - Eurobond
12.750%, 06/24/2028 (A)	375	639
7.500%, 03/31/2030	620	708
5.875%, 09/16/2043 (A)	850	1,085
5.625%, 04/04/2042 (A)	2,700	3,335
4.875%, 09/16/2023 (A)	1,600	1,750
4.500%, 04/04/2022 (A)	400	421
Saudi Government International Bond
5.250%, 01/16/2050 (A)	1,050	1,293
5.000%, 04/17/2049 (A)	400	474
4.625%, 10/04/2047 (A)	750	839
4.500%, 04/17/2030 (A)	400	453
4.500%, 10/26/2046 (A)	1,150	1,265
4.375%, 04/16/2029 (A)	1,450	1,619
4.000%, 04/17/2025 (A)	1,400	1,504
3.625%, 03/04/2028 (A)	430	452
3.250%, 10/26/2026 (A)	1,350	1,396
2.875%, 03/04/2023 (A)	350	357
2.375%, 10/26/2021 (A)	700	701
Senegal Government International Bond
6.750%, 03/13/2048 (A)	400	392
6.250%, 07/30/2024	200	219
Serbia Government International Bond
7.250%, 09/28/2021	300	327
South Africa Government International Bond
6.250%, 03/08/2041	100	108
5.875%, 05/30/2022	100	108
5.875%, 09/16/2025	600	654
5.750%, 09/30/2049	250	242
5.650%, 09/27/2047	250	245
5.375%, 07/24/2044	400	384
5.000%, 10/12/2046	200	183
4.875%, 04/14/2026	200	206
4.850%, 09/27/2027	700	711
4.850%, 09/30/2029	450	446
4.300%, 10/12/2028	650	626
Sri Lanka Government International Bond
7.850%, 03/14/2029 (A)	200	207
7.550%, 03/28/2030 (A)	400	405

Description	Face Amount (Thousands)(1)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
6.850%, 03/14/2024 (A)		400	$412
6.850%, 11/03/2025 (A)		200	203
6.825%, 07/18/2026 (A)		200	201
6.750%, 04/18/2028 (A)		200	195
6.350%, 06/28/2024 (A)		200	203
6.200%, 05/11/2027 (A)		100	96
5.750%, 01/18/2022 (A)		200	202
5.750%, 04/18/2023 (A)		750	751
Trinidad & Tobago Government International Bond
4.500%, 08/04/2026 (A)		200	207
Turkey Government International Bond
8.000%, 02/14/2034		100	110
7.625%, 04/26/2029		200	215
7.375%, 02/05/2025		200	214
7.250%, 12/23/2023		1,000	1,065
7.250%, 03/05/2038		200	205
6.875%, 03/17/2036		250	246
6.750%, 05/30/2040		200	194
6.625%, 02/17/2045		300	284
6.350%, 08/10/2024		200	206
6.250%, 09/26/2022		200	207
6.125%, 10/24/2028		200	197
6.000%, 03/25/2027		1,400	1,385
6.000%, 01/14/2041		1,500	1,342
5.750%, 03/22/2024		600	604
5.750%, 05/11/2047		950	813
5.625%, 03/30/2021		300	307
5.125%, 03/25/2022		200	202
5.125%, 02/17/2028		1,350	1,256
4.875%, 10/09/2026		550	515
4.875%, 04/16/2043		275	219
4.250%, 04/14/2026		200	182
3.250%, 03/23/2023		200	189
Ukraine Government AID Bond
1.847%, 05/29/2020		263	263
Ukraine Government International Bond
8.994%, 02/01/2024 (A)		200	223
7.750%, 09/01/2021 (A)		250	261
7.750%, 09/01/2022 (A)		600	638
7.750%, 09/01/2023 (A)		200	214
7.750%, 09/01/2024 (A)		400	428
7.750%, 09/01/2025 (A)		200	215
7.750%, 09/01/2026 (A)		200	215
7.750%, 09/01/2027 (A)		200	215
7.375%, 09/25/2032 (A)		750	784
United Kingdom Gilt
4.750%, 03/07/2020	GBP	279	366
4.750%, 12/07/2038	GBP	260	556
4.500%, 09/07/2034	GBP	302	589
4.250%, 06/07/2032	GBP	354	650
4.250%, 03/07/2036	GBP	27	52
4.250%, 09/07/2039	GBP	187	381

Description	Face Amount (Thousands)(1)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
4.250%, 12/07/2046	GBP	11	$25
4.250%, 12/07/2049	GBP	4	9
4.250%, 12/07/2055	GBP	34	86
4.000%, 01/22/2060	GBP	155	395
3.750%, 09/07/2021	GBP	357	490
3.750%, 07/22/2052	GBP	325	728
3.500%, 01/22/2045	GBP	245	482
3.500%, 07/22/2068	GBP	153	384
3.250%, 01/22/2044	GBP	4	8
2.500%, 07/22/2065	GBP	2	4
2.250%, 09/07/2023	GBP	711	984
2.000%, 09/07/2025	GBP	342	484
1.750%, 09/07/2037	GBP	217	314
1.750%, 07/22/2057	GBP	139	219
1.625%, 10/22/2028	GBP	330	468
1.625%, 10/22/2071	GBP	54	87
1.500%, 01/22/2021	GBP	270	353
1.500%, 07/22/2026	GBP	329	457
1.500%, 07/22/2047	GBP	410	577
1.000%, 04/22/2024	GBP	39	52
0.750%, 07/22/2023	GBP	37	48
Uruguay Government International Bond
7.625%, 03/21/2036		150	222
5.100%, 06/18/2050		455	545
4.975%, 04/20/2055		790	924
4.500%, 08/14/2024		250	270
4.375%, 10/27/2027		500	551
4.375%, 01/23/2031		1,100	1,227
4.125%, 11/20/2045		200	213
Uzbekistan Government International Bond MTN
4.750%, 02/20/2024 (A)		200	210
Vietnam Government International Bond
4.800%, 11/19/2024		200	218
Zambia Government International Bond
8.970%, 07/30/2027		300	210
5.375%, 09/20/2022		200	138

Total Sovereign Debt (Cost $239,351) ($ Thousands)			250,042

Description	Face Amount (Thousands)		Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.9%
FFCB
1.620%, 04/20/2021		250	249
FHLB
5.500%, 07/15/2036		225	325
3.250%, 11/16/2028		315	351
3.000%, 10/12/2021		1,000	1,027
2.500%, 02/13/2024		875	908
1.875%, 11/29/2021		500	503
1.125%, 07/14/2021		750	745

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FHLMC
6.750%, 03/15/2031	$500	$739
6.250%, 07/15/2032	300	442
2.375%, 01/13/2022	375	382
FNMA
6.625%, 11/15/2030	475	693
2.625%, 01/11/2022	1,500	1,534
2.625%, 09/06/2024	300	315
2.500%, 02/05/2024	2,500	2,593
2.250%, 04/12/2022	845	859
2.125%, 04/24/2026	205	211
1.875%, 12/28/2020	100	100
1.875%, 09/24/2026	300	304
1.625%, 10/15/2024	935	936
Tennessee Valley Authority
5.250%, 09/15/2039	275	386
4.250%, 09/15/2065	200	275
3.500%, 12/15/2042	125	144
2.875%, 02/01/2027	150	159

Total U.S. Government Agency Obligations (Cost $13,591) ($ Thousands)		14,180

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 0.5%

California — 0.2%
Bay Area, Toll Authority, RB
6.263%, 04/01/2049	100	156
California State University, Ser B, RB
Callable 05/01/2047 @ 100
3.899%, 11/01/2047	100	113
California State, Build America Bonds, GO
7.600%, 11/01/2040	175	295
7.500%, 04/01/2034	500	765
California State, Department of Water Resources, Ser P, RB
2.000%, 05/01/2022	25	25
California State, East Bay Municipal Utility District, Water System Revenue, RB
5.874%, 06/01/2040	100	140
California State, GO
7.300%, 10/01/2039	500	773
3.500%, 04/01/2028	25	27
3.375%, 04/01/2025	200	214
California State, GO
Callable 04/01/2028 @ 100
4.600%, 04/01/2038	30	33
4.500%, 04/01/2033	50	58
Los Angeles, Unified School District, GO
5.750%, 07/01/2034	100	130
University of California, Ser AJ, RB
4.601%, 05/15/2031	250	290

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
University of California, Ser AQ, RB
4.767%, 05/15/2115	$150	$191

		3,210

Connecticut — 0.0%
Connecticut State, Ser A, GO
5.850%, 03/15/2032	100	132

Georgia — 0.0%
Georgia State, Municipal Electric Authority, RB
6.655%, 04/01/2057	98	142
6.637%, 04/01/2057	98	138

		280

Illinois — 0.1%
Chicago O’Hare International Airport, Ser C, GO
4.472%, 01/01/2049	50	62
Chicago O’Hare International Airport, Ser C, RB
4.572%, 01/01/2054	200	252
Illinois State, GO
5.100%, 06/01/2033	700	757
4.950%, 06/01/2023	87	91
Sales Tax Securitization, Ser A, RB
4.787%, 01/01/2048	200	239

		1,401

Massachusetts — 0.0%
Massachusetts State, Taxable Consolidated Loan, Ser H, GO
2.900%, 09/01/2049	85	82

New Jersey — 0.1%
New Jersey State, Turnpike Authority, RB
7.102%, 01/01/2041	350	545
Rutgers University, University & College Improvement Authority, RB
Callable 0 @ –
3.915%, 05/01/2119	65	65

		610

New York — 0.1%
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	100	126
4.031%, 09/01/2048	50	58
New York & New Jersey, Port Authority, Ser 20, RB
4.229%, 10/15/2057	65	78
New York & New Jersey, Port Authority, Ser 21, RB
3.287%, 08/01/2069	200	196
New York City, Water & Sewer System, RB
5.750%, 06/15/2041	100	142

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, RB
5.289%, 03/15/2033	$100	$123
New York State, Metropolitan Transportation Authority, RB
6.814%, 11/15/2040	150	215
New York State, Urban Development, RB Callable 09/15/2028 @ 100
3.900%, 03/15/2033	50	55

		993

Ohio — 0.0%
American Municipal Power, Hydroelectic Project, Ser B, RB
8.084%, 02/15/2050	100	177

South Carolina — 0.0%
South Carolina State, Public Service Authority, Ser D, RB
2.388%, 12/01/2023	25	25

Tennessee — 0.0%
Nashville & Davidson County, Metropolitan Government, Health & Educational Facilities Board, Ser B, RB
Callable 04/01/2026 @ 100
4.053%, 07/01/2026	100	110

Texas — 0.0%
Houston, Ser A, GO
6.290%, 03/01/2032	80	99
Texas State, Build America Bonds, GO
5.517%, 04/01/2039	100	137
Texas State, Transportation Commission State Highway Fund, Ser B, RB
5.178%, 04/01/2030	200	244
University of Texas, Permanent University Fund, Ser S, RB Callable 01/01/2047 @ 100
3.376%, 07/01/2047	20	21
University of Texas, Ser A, RB Callable 02/15/2047 @ 100
3.354%, 08/15/2047	50	54

		555

Total Municipal Bonds
(Cost $6,737) ($ Thousands)		7,575

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 0.3%
Ally Master Owner Trust, Ser 2018-1, Cl A2
2.700%, 01/17/2023	100	101
Ally Master Owner Trust, Ser 2018-2, Cl A
3.290%, 05/15/2023	100	102

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
American Express Credit Account Master Trust, Ser 2018-6, Cl A
3.060%, 02/15/2024	$500	$510
American Express Credit Account Master Trust, Ser 2018-8, Cl A
3.180%, 04/15/2024	103	106
Americredit Automobile Receivables Trust, Ser 2018-1, Cl C
3.500%, 01/18/2024	125	129
Americredit Automobile Receivables Trust, Ser 2019-1, Cl A3
2.970%, 11/20/2023	67	68
BA Credit Card Trust, Ser 2019-A1, Cl A1
1.740%, 01/15/2025	200	200
Capital One Multi-Asset Execution Trust, Ser 2017-A6, Cl A6
2.290%, 07/15/2025	250	253
Capital One Multi-Asset Execution Trust, Ser 2019-A2, Cl A2
1.720%, 08/15/2024	180	179
CarMax Auto Owner Trust, Ser 2018-3, Cl A3
3.130%, 06/15/2023	550	558
Citibank Credit Card Issuance Trust, Ser 2014-A1, Cl A1
2.880%, 01/23/2023	250	253
Citibank Credit Card Issuance Trust, Ser 2014-A5, Cl A5
2.680%, 06/07/2023	470	476
Discover Card Execution Note Trust, Ser 2019-A1, Cl A1
3.040%, 07/15/2024	300	308
Drive Auto Receivables Trust, Ser 2018-4, Cl D
4.090%, 01/15/2026	100	103
Ford Credit Auto Owner Trust, Ser 2018-B, Cl A3
3.240%, 04/15/2023	100	102
GM Financial Consumer Automobile Receivables Trust, Ser 2019-2, Cl A3
2.650%, 02/16/2024	250	253
Honda Auto Receivables Owner Trust, Ser 2018-4, Cl A3
3.160%, 01/17/2023	100	102
Hyundai Auto Receivables Trust, Ser 2019-B, Cl A3
1.940%, 02/15/2024	55	55
Nissan Auto Receivables Owner Trust, Ser 2019-B, Cl A3
2.500%, 11/15/2023	200	203
Santander Drive Auto Receivables Trust, Ser 2019-2, Cl C
2.900%, 10/15/2024	150	152

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Synchrony Credit Card Master Note Trust, Ser 2016-2, Cl A 2.210%, 05/15/2024	$200	$201
Synchrony Credit Card Master Note Trust, Ser 2018-2, Cl A
3.470%, 05/15/2026	100	105
Toyota Auto Receivables Owner Trust, Ser 2018-B, Cl A3
2.960%, 09/15/2022	400	405
World Omni Auto Receivables Trust, Ser 2017-A, Cl A4
2.240%, 06/15/2023	300	301

Total Asset-Backed Securities (Cost $5,157) ($ Thousands)		5,225

Total Investments in Securities — 99.1% (Cost $1,496,217) ($ Thousands)		$1,557,461

A list of the open forward foreign currency contracts held by the Fund at, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)

Brown Brothers Harriman	11/05/19	CAD	2,458	USD	1,855	$(15)

Brown Brothers Harriman	11/05/19	GBP	7,327	USD	9,023	(459)

Brown Brothers Harriman	11/05/19	EUR	22,750	USD	24,848	(541)

Brown Brothers Harriman	11/05/19	JPY	4,751,921	USD	44,074	104

						$(911)

Percentages are based on Net Assets of $1,570,955 ($ Thousands).

(1)	In U.S. Dollars, unless otherwise indicated.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2019, the value of these securities amounted to $176,723 ($ Thousands), representing 11.2% of the Net Assets of the Fund.

(B)	Level 3 security in accordance with fair value hierarchy.

(C)	Security is in default on interest payment.

(D)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(F)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

(G)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.

CAD — Canadian Dollar

Cl — Class

DAC — Designated Activity Company

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

JPY — Japanese Yen

LIBOR— London Interbank Offered Rate

LLLP — Limited Liability Limited Partnership

MTN — Medium Term Note

PIK — Payment-in-Kind

Pty — Proprietary

RB — Revenue Bond

S&P— Standard & Poor’s

TBA — To Be Announced

ULC — Unlimited Liability Company

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of October 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	481,443	–	481,443
U.S. Treasury Obligations	33,356	434,433	–	467,789
Mortgage-Backed Securities	–	331,207	–	331,207
Sovereign Debt	–	250,042	–	250,042
U.S. Government Agency Obligations	–	14,180	–	14,180
Municipal Bonds	–	7,575	–	7,575
Asset-Backed Securities	–	5,225	–	5,225

Total Investments in Securities	33,356	1,524,105	–	1,557,461

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Forwards Contracts*
Unrealized Appreciation	–	104	–	104
Unrealized Depreciation	–	(1,015)	–	(1,015)

Total Other Financial Instruments	–	(911)	–	(911)

*Forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended October 31, 2019, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Amounts designated as “—” are either $0 or have been rounded to $0.